                                              REGISTRATION NOS. 2-90380/811-4001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]
                                                                             [X]


                        POST-EFFECTIVE AMENDMENT NO. 28

                                     AND/OR
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                                                                             [X]
                                AMENDMENT NO. 41

                            ------------------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   1 MADISON AVENUE, NEW YORK, NEW YORK 10010
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 578-5364
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            ------------------------

                              GARY A. BELLER, ESQ.
              SENIOR EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                1 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   Copies to:
                             DIANE E. AMBLER, ESQ.
                          KIRKPATRICK & LOCKHART, LLP
                         1800 MASSACHUSETTS AVENUE, NW
                              WASHINGTON, DC 20036

                            ------------------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


     [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485


     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     [ ] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485


     PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. REGISTRANT'S RULE 24f-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS FILED WITH THE COMMISSION ON OR ABOUT MARCH 29, 2002.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                                    FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

FORM N-4
ITEM NO.                                                              PROSPECTUS HEADING
--------                                                              ------------------
      1.  Cover Page................................    Cover Page
      2.  Definitions...............................    Important Terms You Should Know
      3.  Synopsis..................................    Table of Expenses
      4.  Condensed Financial Information...........    Accumulation Unit Values Table; General
                                                          Information--Advertising Performance; General
                                                          Information--Financial Statements
      5.  General Description of Registrant,
            Depositor, and Portfolio Companies......    MetLife; Metropolitan Life Separate Account E;
                                                          Your Investment Choices; General
                                                          Information--Voting Rights
      6.  Deductions and Expenses...................    Table of Expenses; Deferred Annuities--Charges;
                                                          Deferred Annuities--Early Withdrawal Charges;
                                                          Deferred Annuities--Premium and Other Taxes;
                                                          Income Annuities--Charges; Income
                                                          Annuities--Premium and Other Taxes; General
                                                          Information--Who Sells the Deferred Annuities
                                                          and Income Annuities; Appendix--Premium Tax
                                                          Table
      7.  General Description of Variable Annuity
            Deferred Annuity........................    Variable Annuities; Deferred
                                                        Annuities--Purchase Payments (Allocation of
                                                          Purchase Payments and Limits on Purchase
                                                          Payments); Deferred Annuities--Transfers;
                                                          Income Annuities--Purchasing an Income
                                                          Annuity; Income Annuity--Allocation; Income
                                                          Annuity--Transfers; General
                                                          Information--Administration (Purchase
                                                          Payments/Confirming Transactions/Transactions
                                                          by Telephone/Processing Certain Transactions/
                                                          Changes to Your Deferred Annuity or Income
                                                          Annuity/When We Can Cancel Your Deferred
                                                          Annuity or Income Annuity)
      8.  Annuity Period............................    Important Terms You Should Know; Deferred
                                                          Annuities--Pay-out Options (or Income
                                                          Options); Income Annuities--Income Payment
                                                          Types/The Value of Your Income Payments
      9.  Death Benefit.............................    Deferred Annuities--Death Benefit
     10.  Purchases and Annuity Values..............    MetLife; Metropolitan Life Separate Account E;
                                                          Deferred Annuities--Purchase Payments
                                                          (Allocation of Purchase Payments and Limits
                                                          on Purchase Payments); The Value of Your
                                                          Investment; Income Annuities--Purchasing an
                                                          Income Annuity; Allocation; The Value of Your
                                                          Income Payments; General Information--
                                                          Administration (Purchase Payments)

FORM N-4
ITEM NO.                                                              PROSPECTUS HEADING
--------                                                              ------------------
     11.  Redemptions...............................    Deferred Annuities--Access to Your Money
                                                          (Systematic Withdrawal Program for Deferred
                                                          Annuities and Minimum Distribution); Deferred
                                                          Annuities--Early Withdrawal Charges (When No
                                                          Early Withdrawal Charge Applies and When
                                                          Another Early Withdrawal Charge May Apply);
                                                          General Information--When We Can Cancel Your
                                                          Deferred Annuity or Income Annuity; Appendix
                                                          II for Texas Optional Retirement Program
     12.  Taxes.....................................    Income Taxes
     13.  Legal Proceedings.........................    Not Applicable
     14.  Table of Contents of the Statement of
            Additional Information..................    Table of Contents of the Statement of
                                                        Additional Information
     15.  Cover Page................................    Cover Page
     16.  Table of Contents.........................    Table of Contents
     17.  General Information and History...........    Not Applicable
     18.  Services..................................    Independent Auditors; Services; Distribution of
                                                          Certificates and Interests in the Deferred
                                                          Annuities and Income Annuities
     19.  Purchase of Securities Being Offered......    Not Applicable
     20.  Underwriters..............................    Distribution of Certificates and Interests in
                                                        the Deferred Annuities and Income Annuities;
                                                          Early Withdrawal Charge
     21.  Calculation of Performance Data...........    Performance Data
     22.  Annuity Payments..........................    Variable Income Payments
     23.  Financial Statements......................    Financial Statements of the Separate Account;
                                                          Financial Statements of MetLife

                          SUPPLEMENT DATED MAY 1, 2002
                                       TO
                          PROSPECTUS DATED MAY 1, 1995

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                                    VESTMET
                     GROUP AND INDIVIDUAL ANNUITY CONTRACTS
                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY

     This Supplement updates information contained in the Metropolitan Life Separate Account E ("Separate Account") prospectus dated May 1, 1995 (the "Prospectus"). Please write or call Metropolitan Life Insurance Company, 1600 Division Road, W. Warwick, RI 02893 Attention: Annuities, telephone number (800) 638-7732 if you need another copy of the Prospectus.

     The Prospectus describes individual and group VestMet Contracts ("Contracts") issued by Metropolitan Life Insurance Company ("MetLife"). The Contracts are no longer offered for purchase.

     THIS SUPPLEMENT IS NOT VALID UNLESS PRECEDED BY THE CURRENT PROSPECTUS FOR THE METROPOLITAN SERIES FUND, INC. AND THE NEW ENGLAND ZENITH FUND, WHICH CONTAIN ADDITIONAL INFORMATION ABOUT THE FUNDS.

                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                              FOR FUTURE REFERENCE

ONE MADISON AVENUE                                                  TELEPHONE: (800) 638-7732
NEW YORK, NEW YORK

     As of April 29, 2002, these Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund") have been merged:

          State Street Research Income Portfolio. This Portfolio merged into the New England Zenith Fund's State Street Research Bond Income Portfolio.

          State Street Research Money Market Portfolio. This Portfolio merged into the New England Zenith Fund's State Street Research Money Market Portfolio.

TABLE OF EXPENSES

     The Table of Expenses on pages VM-4 and VM-5 of the Prospectus is revised to reflect the Metropolitan Fund and the New England Zenith Fund ("Zenith Fund") Annual Expenses for the fiscal year ending December 31, 2001:

METROPOLITAN FUND ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

PORTFOLIOS                                                 MANAGEMENT FEES   OTHER EXPENSES   TOTAL
----------                                                 ---------------   --------------   -----
State Street Research Investment Trust(1)(2).............       0.48              0.05        0.53
State Street Research Diversified(1)(2)..................       0.43              0.06        0.49
State Street Research Aggressive Growth(1)(2)............       0.71              0.06        0.77
MetLife Stock Index......................................       0.25              0.06        0.31

ZENITH FUND ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

PORTFOLIOS                                                 MANAGEMENT FEES   OTHER EXPENSES   TOTAL
----------                                                 ---------------   --------------   -----
State Street Research Bond Income(1)(3)..................       0.40              0.09        0.49
State Street Research Money Market(1)(3).................       0.35              0.07        0.42

EXAMPLES

     You would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming you surrender the contract, do not surrender the contract or you do not elect to annuitize and the underlying Portfolio earns a 5% annual return at the end of the applicable time period. (All early withdrawal charges have been waived by MetLife.)

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
State Street Research Investment Trust Division.............    22       67        114       246
State Street Research Bond Income Division..................    21       65        112       241
State Street Research Money Market Division.................    20       63        108       234
State Street Research Diversified Division..................    21       65        112       241
State Street Research Aggressive Growth Division............    24       74        127       270
MetLife Stock Index Division................................    19       60        103       222

FOOTNOTES

1. Each Portfolio's management fee decreases when its assets grow to certain dollar amounts. The "break point" dollar amounts at which the management fee declines are more fully explained in the prospectus and Statement of Additional Information for each respective Fund.

2. Certain Metropolitan Fund and Zenith Fund sub-investment managers directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. In addition, each Fund has entered into arrangements with its custodian whereby credits realized as a result of this practice were used to reduce a portion of each participating Portfolio's custodian fees. The expense information for the Metropolitan Fund and Zenith Fund Portfolios does not reflect these reductions or credits.

3. On April 29, 2002, the State Street Research Income Portfolio of the Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the Zenith Fund. On April 29, 2002, the State Street Research Money Market Portfolio of the Metropolitan Fund was merged into the State Street Research Money Market Portfolio of the Zenith Fund.

PURPOSE

     The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Metropolitan Fund and the Zenith Fund. It assumes that there are no other transactions. The Examples are intended for illustrative purposes only; they should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Annuity taxes are not reflected in the table. See "Deductions and Charges," on page VM-14, for a more detailed description of the charges and expenses imposed upon the assets in the Separate Account.

FINANCIAL STATEMENTS

     The financial statements, as of December 31, 2001, for the Separate Account and MetLife are in the Separate Account's Statement of Additional Information and are available upon request from MetLife.

VARIABLE ANNUITY
  May 1, 2002

                                                                       MetLife's
                                                              Preference Plus(R)
                                                                         Account


PROSPECTUS



                                                 Individual Retirement Annuities

                                            Roth Individual Retirement Annuities

                                          SIMPLE Individual Retirement Annuities

                                                         Non-Qualified Annuities

                                                    Simplified Employee Pensions



[Snoopy Graphic]

                                                                      MetLife(R)

                                 [METLIFE LOGO]

DEFERRED
ANNUITIES
AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  SIMPLE IRA
     --  SEP IRA

INCOME ANNUITIES
AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  SIMPLE IRA
     --  SEP IRA

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;




     --  federally insured or guaranteed; or





     --  endorsed by any bank or other financial institution.



                                                               MAY 1, 2002


PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes individual and group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities").

--------------------------------------------------------------------------------


You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc.
("Metropolitan Fund"), series of the New England
Zenith Fund ("Zenith Fund"), portfolios of the Met
Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series
("American Funds"). For convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.



  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX           HARRIS OAKMARK FOCUSED VALUE
  PIMCO TOTAL RETURN                                  (FORMERLY, HARRIS OAKMARK MID CAP VALUE)
  SALOMON BROTHERS U.S. GOVERNMENT                  NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH BOND INCOME                 FI MID CAP OPPORTUNITIES*
  SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES     JANUS MID CAP
  STATE STREET RESEARCH DIVERSIFIED                 MFS MID CAP GROWTH
  LORD ABBETT BOND DEBENTURE                        STATE STREET RESEARCH AGGRESSIVE GROWTH
  AMERICAN FUNDS GROWTH-INCOME                      LOOMIS SAYLES SMALL CAP
  METLIFE STOCK INDEX                               RUSSELL 2000(R) INDEX
  MFS INVESTORS TRUST                               STATE STREET RESEARCH AURORA
  MFS RESEARCH MANAGERS                               (FORMERLY, STATE STREET RESEARCH AURORA
  STATE STREET RESEARCH INVESTMENT TRUST            SMALL CAP VALUE)
  DAVIS VENTURE VALUE                               FRANKLIN TEMPLETON SMALL CAP GROWTH
  FI STRUCTURED EQUITY*                             MET/AIM SMALL CAP GROWTH*
  HARRIS OAKMARK LARGE CAP VALUE                    T. ROWE PRICE SMALL CAP GROWTH
  STATE STREET RESEARCH LARGE CAP VALUE*            PIMCO INNOVATION
  AMERICAN FUNDS GROWTH                             SCUDDER GLOBAL EQUITY
  JANUS GROWTH                                      MFS RESEARCH INTERNATIONAL
  PUTNAM LARGE CAP GROWTH                           MORGAN STANLEY EAFE(R) INDEX
  T. ROWE PRICE LARGE CAP GROWTH                    PUTNAM INTERNATIONAL STOCK
  MET/AIM MID CAP CORE EQUITY*                      STATE STREET RESEARCH CONCENTRATED
  METLIFE MID CAP STOCK INDEX                         INTERNATIONAL*
                                                    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION




*These Portfolios are anticipated to be available on or about May 1, 2002, subject to state approval.



HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate
Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2002. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page A-PPA-65 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company


1600 Division Road


West Warwick, RI 02893


Phone: (800) 638-7732


                          [SNOOPY WITH BRIEFCASE GRAPHIC]
The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Met Investors
Fund and American Funds prospectuses, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.

      TABLE OF CONTENTS


IMPORTANT TERMS YOU SHOULD KNOW........... ...........   A-PPA-4
TABLE OF EXPENSES.................. ..................   A-PPA-6
ACCUMULATION UNIT VALUES TABLE............ ...........  A-PPA-15
METLIFE....................... .......................  A-PPA-23
METROPOLITAN LIFE SEPARATE ACCOUNT E......... ........  A-PPA-23
VARIABLE ANNUITIES.................. .................  A-PPA-23
   A Deferred Annuity.................................  A-PPA-24
   An Income Annuity..................................  A-PPA-24
YOUR INVESTMENT CHOICES............... ...............  A-PPA-25
DEFERRED ANNUITIES.................. .................  A-PPA-28
   The Deferred Annuity and Your Retirement Plan......  A-PPA-28
   Automated Investment Strategies....................  A-PPA-28
   Purchase Payments..................................  A-PPA-30
      Allocation of Purchase Payments.................  A-PPA-30
      Automated Purchase Payments.....................  A-PPA-30
      Electronic Applications.........................  A-PPA-30
      Limits on Purchase Payments.....................  A-PPA-31
   The Value of Your Investment.......................  A-PPA-31
   Transfers..........................................  A-PPA-32
   Access to Your Money...............................  A-PPA-33
      Systematic Withdrawal Program...................  A-PPA-33
      Minimum Distribution............................  A-PPA-35
   Contract Fee.......................................  A-PPA-35
   Charges............................................  A-PPA-35
      Insurance-Related Charge........................  A-PPA-35
      Investment-Related Charge.......................  A-PPA-36
   Premium and Other Taxes............................  A-PPA-36
   Early Withdrawal Charges...........................  A-PPA-36
      When No Early Withdrawal Charge Applies.........  A-PPA-37
      When A Different Early Withdrawal Charge May
        Apply.........................................  A-PPA-38
   Free Look..........................................  A-PPA-39
   Death Benefit......................................  A-PPA-39
   Pay-out Options (or Income Options)................  A-PPA-40
INCOME ANNUITIES................... ..................  A-PPA-41
   Income Payment Types...............................  A-PPA-42
   Allocation.........................................  A-PPA-44
   Minimum Size of Your Income Payment................  A-PPA-44
   The Value of Your Income Payments..................  A-PPA-44


A-PPA- 2

   Transfers..........................................  A-PPA-45
   Contract Fee.......................................  A-PPA-46
   Charges............................................  A-PPA-46
      Insurance-Related Charge........................  A-PPA-46
      Investment-Related Charge.......................  A-PPA-46
   Premium and Other Taxes............................  A-PPA-46
   Free Look..........................................  A-PPA-47
GENERAL INFORMATION................. .................  A-PPA-47
   Administration.....................................  A-PPA-47
      Purchase Payments...............................  A-PPA-47
      Confirming Transactions.........................  A-PPA-48
      Processing Transactions.........................  A-PPA-48
        By Telephone or Internet......................  A-PPA-49
        After Your Death..............................  A-PPA-50
        Third Party Requests..........................  A-PPA-50
        Valuation.....................................  A-PPA-50
   Advertising Performance............................  A-PPA-51
   Changes to Your Deferred Annuity or Income
      Annuity ........................................  A-PPA-52
   Voting Rights......................................  A-PPA-52
   Who Sells the Deferred Annuities and Income
      Annuities ......................................  A-PPA-53
   Financial Statements...............................  A-PPA-54
   When We Can Cancel Your Deferred Annuity or Income
      Annuity.........................................  A-PPA-54
INCOME TAXES..................... ....................  A-PPA-54
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION.................... ....................  A-PPA-65
APPENDIX FOR PREMIUM TAX TABLE............ ...........  A-PPA-66


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN ON LADDER GRAPHIC]

                                                                        A-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE



With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ANNUITY UNIT VALUE



With an Income Annuity or variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period.

[SNOOPY WITH POINTER GRAPHIC]

A-PPA- 4

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange".

INVESTMENT DIVISION


Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Funds.


METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE


Your MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to make a request is 1-800-638-7732.


SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant under certain group arrangements.

                                                                        A-PPA- 5

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES


    The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses of the Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value Portfolio, FI Mid Cap Opportunities Portfolio, FI Structured Equity Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment. These examples assume that reimbursement and/or waiver of expenses was in effect.

--------------------------------------------------------------------------------

Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds expenses for the fiscal year ending December 31, 2001:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .50%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................             1.25%



METROPOLITAN FUND ANNUAL EXPENSES (as a percentage of average net assets)


                                                                        C             A+B+C=D
                                               A            B     OTHER EXPENSES   TOTAL EXPENSES
                                           MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
                                              FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio............................      0.25         0.00         0.13             0.38
State Street Research Diversified
  Portfolio (4)(5).....................      0.43         0.00         0.06             0.49
MetLife Stock Index Portfolio .........      0.25         0.00         0.06             0.31
State Street Research Investment Trust
  Portfolio (4)(5).....................      0.48         0.00         0.05             0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).....................      0.75         0.00         0.11             0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(10)(11)...      0.70         0.15         0.86             1.71
Janus Growth Portfolio (4)(11).........      0.80         0.00         1.46             2.26
Putnam Large Cap Growth
  Portfolio (4)(6)(11).................      0.80         0.00         0.32             1.12
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).....................      0.63         0.00         0.13             0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)....................      0.25         0.00         0.27             0.52
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).....................      0.69         0.00         0.12             0.81
Janus Mid Cap Portfolio (4)............      0.67         0.00         0.07             0.74

                                                            D-E=F
                                               E        TOTAL EXPENSES
                                            WAIVER/     AFTER WAIVER/
                                         REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio............................       0.00           0.38
State Street Research Diversified
  Portfolio (4)(5).....................       0.00           0.49
MetLife Stock Index Portfolio .........       0.00           0.31
State Street Research Investment Trust
  Portfolio (4)(5).....................       0.00           0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).....................       0.00           0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(10)(11)...       0.71           1.00
Janus Growth Portfolio (4)(11).........       1.31           0.95
Putnam Large Cap Growth
  Portfolio (4)(6)(11).................       0.12           1.00
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).....................       0.00           0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)....................       0.07           0.45
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).....................       0.00           0.81
Janus Mid Cap Portfolio (4)............       0.00           0.74


                                 A-PPA- 6

                                                                                    C             A+B+C=D
                                                           A            B     OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                      MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (continued)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------
State Street Research Aggressive Growth
  Portfolio (4)(5)...                                    0.71         0.00         0.06             0.77
Russell 2000(R) Index Portfolio (6)(11)...               0.25         0.00         0.31             0.56
State Street Research Aurora Portfolio (4)(8)...         0.85         0.00         0.13             0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)...                                   0.90         0.00         1.79             2.69
T. Rowe Price Small Cap Growth Portfolio (4)...          0.52         0.00         0.09             0.61
Scudder Global Equity Portfolio (4)...                   0.62         0.00         0.18             0.80
Morgan Stanley EAFE(R) Index Portfolio (11)...           0.30         0.00         0.52             0.82
Putnam International Stock Portfolio (4)(5)...           0.90         0.00         0.26             1.16

                                                                        D-E=F
                                                           E        TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                       WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
State Street Research Aggressive Growth
  Portfolio (4)(5)...                                     0.00           0.77
Russell 2000(R) Index Portfolio (6)(11)...                0.01           0.55
State Street Research Aurora Portfolio (4)(8)...          0.00           0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)...                                    1.64           1.05
T. Rowe Price Small Cap Growth Portfolio (4)...           0.00           0.61
Scudder Global Equity Portfolio (4)...                    0.00           0.80
Morgan Stanley EAFE(R) Index Portfolio (11)...            0.07           0.75
Putnam International Stock Portfolio (4)(5)...            0.00           1.16


                                                                        C             A+B+C=D
                                               A            B     OTHER EXPENSES   TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (11).......................      0.55         0.00         0.18             0.73
State Street Research Bond Income
  Portfolio (4)(12)....................      0.40         0.00         0.09             0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8)..........      0.65         0.00         0.19             0.84
MFS Investors Trust Portfolio (11).....      0.75         0.00         0.62             1.37
MFS Research Managers
  Portfolio (5)(11)....................      0.75         0.00         0.31             1.06
Davis Venture Value Portfolio (4)(5)...      0.75         0.00         0.08             0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)...........................      0.68         0.15         0.10             0.93
Harris Oakmark Focused Value
  Portfolio (5)(8).....................      0.75         0.00         0.12             0.87
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11).............      0.80         0.15         0.15             1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)..................      0.90         0.00         0.10             1.00

                                                            D-E=F
                                               E        TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio (11).......................       0.03           0.70
State Street Research Bond Income
  Portfolio (4)(12)....................       0.00           0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8)..........       0.00           0.84
MFS Investors Trust Portfolio (11).....       0.47           0.90
MFS Research Managers
  Portfolio (5)(11)....................       0.16           0.90
Davis Venture Value Portfolio (4)(5)...       0.00           0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)...........................       0.00           0.93
Harris Oakmark Focused Value
  Portfolio (5)(8).....................       0.00           0.87
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11).............       0.00           1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)..................       0.00           1.00


                                       A-PPA- 7

MET INVESTORS FUND
                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                              MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (9)...........     0.50      0.00        0.65              1.15
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................     0.60      0.00        0.12              0.72
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................     0.75      0.15        6.18              7.08
MFS Mid Cap Growth Portfolio (4)(9)........     0.65      0.00        1.70              2.35
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................     0.90      0.15        4.07              5.12
PIMCO Innovation Portfolio (9).............     1.05      0.00        2.92              3.97
MFS Research International
  Portfolio  (4)(9)........................     0.80      0.00        4.28              5.08
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................     0.85      0.15        4.59              5.59

MET INVESTORS FUND
                                                                D-E=F
                                                   E        TOTAL EXPENSES
ANNUAL EXPENSES                                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)      REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (9)...........       0.50           0.65
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................       0.02           0.70
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................       6.03           1.05
MFS Mid Cap Growth Portfolio (4)(9)........       1.55           0.80
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................       3.92           1.20
PIMCO Innovation Portfolio (9).............       2.87           1.10
MFS Research International
  Portfolio  (4)(9)........................       4.08           1.00
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................       4.34           1.25


AMERICAN FUNDS CLASS 2
                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                              MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio
  (4)(10)..................................     0.33      0.25        0.02              0.60
American Funds Growth Portfolio (4)(10)....     0.37      0.25        0.01              0.63
American Funds Global Small Capitalization
  Portfolio (4)(10)........................     0.80      0.25        0.03              1.08

AMERICAN FUNDS CLASS 2

                                                   E            D-E=F
ANNUAL EXPENSES                                 WAIVER/     TOTAL EXPENSES
(as a percentage of average net assets)      REIMBURSEMENT  AFTER WAIVER/
-------------------------------------------  -------------- REIMBURSEMENT
American Funds Growth-Income Portfolio
  (4)(10)..................................       0.00           0.60
American Funds Growth Portfolio (4)(10)....       0.00           0.63
American Funds Global Small Capitalization
  Portfolio (4)(10)........................       0.00           1.08


                                 A-PPA- 8

EXAMPLE

If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets: (13)



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............      $79          $ 96          $116          $194
PIMCO Total Return Division.................................       82           105           130           224
Salomon Brothers U.S. Government Division...................       83           106           133           229
State Street Research Bond Income Division..................       81           100           122           207
Salomon Brothers Strategic Bond Opportunities Division......       84           111           140           244
State Street Research Diversified Division..................       81           100           122           207
Lord Abbett Bond Debenture Division.........................       83           106           133           229
American Funds Growth-Income Division.......................       82           103           127           218
MetLife Stock Index Division................................       79            94           112           187
MFS Investors Trust Division................................       85           113           143           250
MFS Research Managers Division..............................       85           113           143           250
State Street Research Investment Trust Division.............       81           101           124           211
Davis Venture Value Division................................       84           110           139           243
FI Structured Equity Division...............................       85           113           145           253
Harris Oakmark Large Cap Value Division.....................       84           111           141           246
State Street Research Large Cap Value Division..............       86           116           148           261
American Funds Growth Division..............................       82           104           129           222
Janus Growth Division.......................................       85           114           146           255
Putnam Large Cap Growth Division............................       86           116           148           261
T. Rowe Price Large Cap Growth Division.....................       83           108           136           236
Met/AIM Mid Cap Core Equity Division........................       86           117           151           266
MetLife Mid Cap Stock Index Division........................       80            98           119           202
Harris Oakmark Focused Value Division.......................       85           112           142           247
Neuberger Berman Partners Mid Cap Value Division............       84           110           138           241
FI Mid Cap Opportunities Division...........................       87           119           153           271
Janus Mid Cap Division......................................       83           108           135           233
MFS Mid Cap Growth Division.................................       84           109           138           240
State Street Research Aggressive Growth Division............       83           109           136           237
Loomis Sayles Small Cap Division............................       86           116           148           261
Russell 2000(R) Index Division..............................       81           102           125           213
State Street Research Aurora Division.......................       86           115           147           259
Franklin Templeton Small Cap Growth Division................       86           117           151           266
Met/AIM Small Cap Growth Division...........................       88           122           159           281
T. Rowe Price Small Cap Growth Division.....................       82           104           128           220


                                       A-PPA- 9


PIMCO Innovation Division...................................      $87         $119         $153         $271
Scudder Global Equity Division..............................       84          109          138          240
MFS Research International Division.........................       86          116          148          261
Morgan Stanley EAFE(R) Index Division.......................       83          108          135          234
Putnam International Stock Division.........................       88          121          157          277
State Street Research Concentrated International Division...       88          123          161          286
American Funds Global Small Capitalization Division.........       87          118          152          269


                                 A-PPA- 10

If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (13)(14):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............      $17           $52          $ 89          $194
PIMCO Total Return Division.................................       19            60           104           224
Salomon Brothers U.S. Government Division...................       20            62           106           229
State Street Research Bond Income Division..................       18            55            95           207
Salomon Brothers Strategic Bond Opportunities Division......       21            66           113           244
State Street Research Diversified Division..................       18            55            95           207
Lord Abbett Bond Debenture Division.........................       20            62           106           229
American Funds Growth-Income Division.......................       19            59           101           218
MetLife Stock Index Division................................       16            50            86           187
MFS Investors Trust Division................................       22            68           117           250
MFS Research Managers Division..............................       22            68           117           250
State Street Research Investment Trust Division.............       18            56            97           211
Davis Venture Value Division................................       21            66           113           243
FI Structured Equity Division...............................       22            69           118           253
Harris Oakmark Large Cap Value Division.....................       22            67           114           246
State Street Research Large Cap Value Division..............       23            71           122           261
American Funds Growth Division..............................       19            60           102           222
Janus Growth Division.......................................       23            70           119           255
Putnam Large Cap Growth Division............................       23            71           122           261
T. Rowe Price Large Cap Growth Division.....................       21            64           109           236
Met/AIM Mid Cap Core Equity Division........................       24            73           124           266
MetLife Mid Cap Stock Index Division........................       17            54            93           202
Harris Oakmark Focused Value Division.......................       22            67           115           247
Neuberger Berman Partners Mid Cap Value Division............       21            65           112           241
FI Mid Cap Opportunities Division...........................       24            74           127           271
Janus Mid Cap Division......................................       20            63           108           233
MFS Mid Cap Growth Division.................................       21            65           111           240
State Street Research Aggressive Growth Division............       21            64           110           237
Loomis Sayles Small Cap Division............................       23            71           122           261
Russell 2000(R) Index Division..............................       18            57            98           213
State Street Research Aurora Division.......................       23            70           121           259
Franklin Templeton Small Cap Growth Division................       24            73           124           266
Met/AIM Small Cap Growth Division...........................       25            77           132           281
T. Rowe Price Small Cap Growth Division.....................       19            59           101           220
PIMCO Innovation Division...................................       24            74           127           271


                                      A-PPA- 11


Scudder Global Equity Division..............................      $21         $65         $111         $240
MFS Research International Division.........................       23          71          122          261
Morgan Stanley EAFE(R) Index Division.......................       21          63          109          234
Putnam International Stock Division.........................       25          76          130          277
State Street Research Concentrated International Division...       26          79          135          286
American Funds Global Small Capitalization Division.........       24          74          126          269


                                 A-PPA- 12

(1) THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY
    WITHDRAWAL CHARGES.

(2) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES. THERE IS A ONE TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY MORE THAN TWO YEARS.


(3) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE.



(4)EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.



(5)CERTAIN METROPOLITAN FUND AND ZENITH FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, EACH FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND ZENITH FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS.



(6)METLIFE ADVISERS, LLC ("METLIFE ADVISERS") AGREED TO PAY ALL EXPENSES (OTHER THAN MANAGEMENT FEES, BROKERAGE COMMISSIONS, TAXES, INTEREST AND EXTRAORDINARY OR NON-RECURRING EXPENSES) (HEREAFTER "EXPENSES") IN EXCESS OF .30% OF THE AVERAGE NET ASSETS FOR THE RUSSELL 2000(R) INDEX PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS FOR THE METLIFE MID CAP STOCK INDEX AND PUTNAM LARGE CAP GROWTH PORTFOLIOS THROUGH APRIL 30, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS EXPENSES REIMBURSED IN CALENDAR YEAR 2001. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.



(7)THESE PORTFOLIOS BEGAN OPERATIONS ON APRIL 30, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR CALENDAR YEAR 2002. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WAS IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE IS INCREASED.



(8)METLIFE ADVISERS AGREED TO PAY ALL OPERATING EXPENSES OTHER THAN AMORTIZATION OF EXPENSES, BROKERAGE COSTS, INTEREST, TAXES OR OTHER EXTRAORDINARY EXPENSES, IN EXCESS OF 1.00% OF THE AVERAGE NET ASSETS FOR THE LOOMIS SAYLES SMALL CAP PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS OF THE STATE STREET RESEARCH AURORA PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY THE OPERATING EXPENSES OF THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES AND HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS (EXCLUSIVE OF ANY BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) IN EXCESS OF 0.90% OF AVERAGE NET ASSETS THROUGH APRIL 30, 2002. THE SALOMON BROTHERS BOND OPPORTUNITIES, THE LOOMIS SAYLES SMALL CAP, THE STATE STREET RESEARCH AURORA AND THE HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS' EXPENSES DID NOT EXCEED THESE LIMITATIONS FOR THE YEAR ENDED DECEMBER 31, 2001.



(9)CLASS A SHARES OF THE MFS MID CAP GROWTH, MFS RESEARCH INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS BEGAN OPERATIONS ON MAY 1, 2001. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR THESE PORTFOLIOS REFLECTS ANNUALIZED EXPENSES FOR THE FULL CALENDAR YEAR 2001. CLASS A SHARES FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO BEGAN OPERATIONS ON FEBRUARY 12, 2001. CLASS E SHARES OF THE MET/AIM MID CAP CORE EQUITY, MET/AIM SMALL CAP GROWTH AND STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIOS BEGAN OPERATIONS IN APRIL, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR THE CALENDAR YEAR 2002 AND ARE BASED ON OTHER SHARE CLASS EXPENSE EXPERIENCE.



   MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2003, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSE AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: .65% FOR THE PIMCO TOTAL RETURN PORTFOLIO, 1.10% FOR THE PIMCO INNOVATION PORTFOLIO, .80% FOR THE MFS MID CAP GROWTH PORTFOLIO, 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, .70% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 1.05% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, .90% FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO AND 1.10% FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. FOR THE MFS MID CAP GROWTH, MFS RESEARCH INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS, THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WAS IN EFFECT FOR THE ENTIRE CALENDAR YEAR 2001. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(10)EACH OF THE AMERICAN, METROPOLITAN, MET INVESTORS AND ZENITH FUNDS HAVE ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN, ZENITH AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.


                                      A-PPA- 13

(11)PURSUANT TO EXPENSE AGREEMENTS, METLIFE ADVISERS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) ("OPERATING EXPENSES") AS NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                           0.75
PUTNAM LARGE CAP GROWTH PORTFOLIO                                1.00
METLIFE MID CAP STOCK INDEX PORTFOLIO                            0.45
RUSSELL 2000(R) INDEX PORTFOLIO                                  0.55
JANUS GROWTH PORTFOLIO                                           0.95
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.05
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO (CLASS E)        1.00
MFS INVESTORS TRUST PORTFOLIO                                    0.90
MFS RESEARCH MANAGERS PORTFOLIO                                  0.90
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO                       0.70
FI MID CAP OPPORTUNITIES PORTFOLIO (CLASS E)                     1.10



     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses falls below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2003. The "Other Expenses Before Reimbursement" information for the Morgan Stanley EAFE(R) INDEX, THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS ASSUMES NO REDUCTION OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THE MORGAN STANLEY EAFE(R) INDEX PORTFOLIO REFLECTS EXPENSES AS IF THE EXPENSE AGREEMENT WAS IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION REFLECTS EXPENSES WAIVED OR REIMBURSED IN THE CALENDAR YEAR 2001 FOR THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(12)ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.



(13)THESE EXAMPLES ASSUME THAT REIMBURSEMENT AND/OR WAIVER OF EXPENSES WAS IN EFFECT.



(14)THIS EXAMPLE ASSUMES NO EARLY WITHDRAWAL CHARGES ARE APPLICABLE. IN ORDER TO MAKE THIS ASSUMPTION FOR A PAY-OUT OPTION UNDER YOUR
    DEFERRED ANNUITY, WE ALSO ASSUMED THAT YOU SELECTED AN INCOME
    PAYMENT TYPE UNDER WHICH YOU WILL RECEIVE PAYMENTS OVER YOUR
    LIFETIME OR FOR A PERIOD OF AT LEAST FIVE FULL YEARS.


                                 A-PPA- 14

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION


(For an accumulation unit outstanding throughout the period)


    These tables and bar charts show fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).



------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Division.................................... 2001      $10.85            $11.51         17,519
                                               2000        9.86             10.85         11,149
                                               1999       10.12              9.86          7,735
                                               1998       10.00(d)          10.12            793

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


PIMCO Total Return Division................... 2001       10.00(e)          10.55          2,743


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division..... 2001       14.30(e)          15.07          1,179


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


State Street Research Income Division(c)...... 2001       20.49             21.93         18,441
                                               2000       18.65             20.49         16,397
                                               1999       19.33             18.65         18,535
                                               1998       17.89             19.33         20,060
                                               1997       16.49             17.89         16,307
                                               1996       16.12             16.49         16,604
                                               1995       13.65             16.12         15,252
                                               1994       14.27             13.65         13,923
                                               1993       12.98             14.27         14,631
                                               1992       12.29             12.98          5,918


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


[LUCY WITH STOCK TICKER GRAPHIC]
                                      A-PPA- 15

(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Salomon Brothers Strategic Bond Opportunities
  Division.................................... 2001      $15.37(e)         $16.22            494


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


State Street Research Diversified Division.... 2001       28.98             26.81         66,375
                                               2000       29.04             28.98         72,259
                                               1999       27.05             29.04         75,126
                                               1998       22.89             27.05         73,897
                                               1997       19.22             22.89         62,604
                                               1996       17.00             19.22         52,053
                                               1995       13.55             17.00         42,712
                                               1994       14.15             13.55         40,962
                                               1993       12.70             14.15         31,808
                                               1992       11.75             12.70          7,375


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Loomis Sayles High Yield Bond Division(c)..... 2001       10.93             10.65          5,375
                                               2000       11.17             10.93          5,291
                                               1999        9.60             11.17          4,708
                                               1998       10.51              9.60          3,882
                                               1997       10.00(b)          10.51          2,375

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Growth--Income Division........ 2001       86.74(e)          87.85            404


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                 A-PPA- 16

(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


MetLife Stock Index Division.................. 2001      $39.62            $34.37         80,855
                                               2000       44.24             39.62         83,765
                                               1999       37.08             44.24         79,702
                                               1998       29.28             37.08         71,204
                                               1997       22.43             29.28         58,817
                                               1996       18.52             22.43         43,141
                                               1995       13.70             18.52         29,883
                                               1994       13.71             13.70         23,458
                                               1993       12.67             13.71         18,202
                                               1992       11.94             12.67          8,150


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


MFS Investors Trust Division.................. 2001       10.06(e)           8.35            494


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


MFS Research Managers Division................ 2001       11.31(e)           8.83            164


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


State Street Research Investment Trust
  Division.................................... 2001       37.20             30.49         57,292
                                               2000       40.14             37.20         62,971
                                               1999       34.30             40.14         64,026
                                               1998       27.10             34.30         64,053
                                               1997       21.37             27.10         60,102
                                               1996       17.71             21.37         49,644
                                               1995       13.47             17.71         38,047
                                               1994       14.10             13.47         32,563
                                               1993       12.48             14.10         24,608
                                               1992       11.32             12.48          9,432


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                      A-PPA- 17

(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Davis Venture Value Division.................. 2001      $30.79            $27.02          2,072
                                               2000       30.19(a)          30.79            917


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division....... 2001        9.92              11.6         16,415
                                               2000        8.93              9.92          4,947
                                               1999        9.71              8.93          3,631
                                               1998       10.00(d)           9.71            386

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Growth Division................ 2001      146.13(e)         118.11            383


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Janus Growth Division......................... 2001       10.00(e)           7.76          1,023


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Putnam Large Cap Growth Division.............. 2001        7.24              4.95          5,527
                                               2000        9.82(a)           7.24          2,555


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth Division....... 2001       13.06             11.62         12,077
                                               2000       13.29             13.06         12,475
                                               1999       11.01             13.29          3,394
                                               1998       10.00(d)          11.01            407

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                 A-PPA- 18

(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


MetLife Mid Cap Stock Index Division.......... 2001      $10.62            $10.36          8,080
                                               2000       10.00(a)          10.62          5,493


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Harris Oakmark Focused Value Division......... 2001       21.38(e)          26.80          2,800


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value
  Division.................................... 2001       15.78             15.20          9,094
                                               2000       12.46             15.78          7,506
                                               1999       10.73             12.46          2,438
                                               1998       10.00(d)          10.73            297

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Janus Mid Cap Division........................ 2001       25.71             15.91         52,028
                                               2000       37.86             25.71         57,546
                                               1999       17.19             37.86         44,078
                                               1998       12.69             17.19         19,031
                                               1997       10.00(b)          12.69          7,417

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


MFS Mid Cap Growth Division................... 2001       10.00(e)           8.43          1,519


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                      A-PPA- 19

(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
State Street Research Aggressive Growth
  Division.................................... 2001      $33.76            $25.42         31,091
                                               2000       37.01             33.76         33,051
                                               1999       28.12             37.01         31,947
                                               1998       25.05             28.12         38,975
                                               1997       23.77             25.05         43,359
                                               1996       22.35             23.77         43,962
                                               1995       17.47             22.35         33,899
                                               1994       18.03             17.47         26,890
                                               1993       14.89             18.03         17,094
                                               1992       13.66             14.89          5,747

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

Loomis Sayles Small Cap Division.............. 2001       25.53             22.99            654
                                               2000       25.79(a)          25.53            353

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

Russell 2000(R) Index Division................ 2001       12.13             12.08          9,632
                                               2000       12.76             12.13          9,113
                                               1999       10.53             12.76          5,395
                                               1998       10.00(d)          10.53            598
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

State Street Research Aurora Division......... 2001       12.25             14.03         14,487
                                               2000       10.00(a)          12.25          4,095

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

Franklin Templeton Small Cap Growth
Division...................................... 2001       10.00(e)           8.81            769

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                 A-PPA- 20

(For an accumulation unit outstanding throughout the period)



------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Division....... 2001      $13.64            $12.25         18,643
                                               2000       15.19             13.64         19,423
                                               1999       12.02             15.19         14,007
                                               1998       11.76             12.02         13,119
                                               1997       10.00(b)          11.76          6,932
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

PIMCO Innovation Division..................... 2001       10.00(e)           7.44          2,036

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

Scudder Global Equity Division................ 2001       14.93             12.37         12,091
                                               2000       15.36             14.93         11,687
                                               1999       12.43             15.36          9,323
                                               1998       10.85             12.43          7,712
                                               1997       10.00(b)          10.85          4,826
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

MFS Research International Division........... 2001       10.00(e)           8.73            409

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division......... 2001       11.25              8.69         11,012
                                               2000       13.31             11.25          8,034
                                               1999       10.79             13.31          3,869
                                               1998       10.00(d)          10.79            342
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                      A-PPA- 21

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Putnam International Stock Division........... 2001      $16.41            $12.87         13,984
                                               2000       18.49             16.41         13,980
                                               1999       16.07             18.49         13,052
                                               1998       13.28             16.07         14,330
                                               1997       13.77             13.28         15,865
                                               1996       14.19             13.77         17,780
                                               1995       14.25             14.19         17,553
                                               1994       13.74             14.25         16,674
                                               1993        9.41             13.74          6,921
                                               1992       10.61              9.41            966


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Global Small Capitalization
  Division.................................... 2001       15.83(e)          13.63            549


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


----------------------------------------

In addition to the above mentioned Accumulation Units, there were cash reserves of $56,293,338 as of December 31, 2001, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.

(a)Inception Date July 5, 2000.
(b)Inception Date March 3, 1997.

(c)On April 29, 2002 the assets from the State Street Research Income Division merged into State Street Research Bond Income Division and the assets from the Loomis Sayles High Yield Bond Division merged into the Lord Abbett Bond Debenture Division. These investment divisions are no longer available under the Deferred Annuities and Income Annuities.

(d)Inception Date November 9, 1998.
(e)Inception Date May 1, 2001.

                                 A-PPA- 22

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 13 countries.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or

                                                          [SNOOPY AND WOODSTOCK]
                                   [SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]
Group Deferred Annuities and group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.
                                                                       A-PPA- 23

Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.


All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity such as the availability of a guaranteed income for life or the death benefit.


The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as payment options, including our guarantee of income for your lifetime, they are "annuities."

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of pay-out option suited to your needs. Some of the pay-out options guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices and the amount of your purchase payment.

   A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
A-PPA- 24

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following
Portfolios: FI Mid Cap Opportunities, FI Structured Equity, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, State Street Research Concentrated International and State Street Research Large Cap Value, which are all Class E.



The investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.



The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.

                                                                       A-PPA- 25

The following list of investment choices includes six portfolios that subject to state approval we anticipate will be available on or about May 1, 2002.


                                        [SNOOPY READING MENU GRAPHIC]


  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX
  PORTFOLIO
  PIMCO TOTAL RETURN PORTFOLIO
  SALOMON BROTHERS U.S. GOVERNMENT
  PORTFOLIO
  STATE STREET RESEARCH BOND INCOME
  PORTFOLIO
  SALOMON BROTHERS STRATEGIC BOND
  OPPORTUNITIES
    PORTFOLIO
  STATE STREET RESEARCH DIVERSIFIED
  PORTFOLIO
  LORD ABBETT BOND DEBENTURE PORTFOLIO
  AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
  METLIFE STOCK INDEX PORTFOLIO
  MFS INVESTORS TRUST PORTFOLIO
  MFS RESEARCH MANAGERS PORTFOLIO
  STATE STREET RESEARCH INVESTMENT TRUST
  PORTFOLIO
  DAVIS VENTURE VALUE PORTFOLIO
  FI STRUCTURED EQUITY PORTFOLIO
  HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO
  STATE STREET RESEARCH LARGE CAP VALUE
  PORTFOLIO
  AMERICAN FUNDS GROWTH PORTFOLIO
  JANUS GROWTH PORTFOLIO                       STATE STREET RESEARCH AURORA PORTFOLIO
  PUTNAM LARGE CAP GROWTH PORTFOLIO            FRANKLIN TEMPLETON SMALL CAP GROWTH
  T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO     PORTFOLIO
  MET/AIM MID CAP CORE EQUITY PORTFOLIO        MET/AIM SMALL CAP GROWTH PORTFOLIO
  METLIFE MID CAP STOCK INDEX PORTFOLIO        T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
  HARRIS OAKMARK FOCUSED VALUE PORTFOLIO       PIMCO INNOVATION PORTFOLIO
  NEUBERGER BERMAN PARTNERS MID CAP VALUE      SCUDDER GLOBAL EQUITY PORTFOLIO
  PORTFOLIO                                    MFS RESEARCH INTERNATIONAL PORTFOLIO
  FI MID CAP OPPORTUNITIES PORTFOLIO           MORGAN STANLEY EAFE(R) INDEX PORTFOLIO
  JANUS MID CAP PORTFOLIO                      PUTNAM INTERNATIONAL STOCK PORTFOLIO
  MFS MID CAP GROWTH PORTFOLIO                 STATE STREET RESEARCH CONCENTRATED
  STATE STREET RESEARCH AGGRESSIVE GROWTH      INTERNATIONAL
  PORTFOLIO                                      PORTFOLIO
  LOOMIS SAYLES SMALL CAP PORTFOLIO            AMERICAN FUNDS GLOBAL SMALL
  RUSSELL 2000(R) INDEX PORTFOLIO              CAPITALIZATION PORTFOLIO



Subject to state approval FI Mid Cap Opportunities, FI Structured Equity, State Street Research Large Cap Value, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios will be available on or about May 1, 2002.



Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. Your contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:



* Your employer, association or other group contract holder limits the available investment divisions.


*   We have restricted the available investment divisions.


*   Some of the investment divisions are not approved in your state.


* For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).


   While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The portfolios most likely will not have the same performance experience as any publicly available mutual fund.



The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.
A-PPA- 26

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Zenith Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.



The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the State Street Research Concentrated International, the Janus Mid Cap, the Harris Oakmark Focused Value and MFS Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.



The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, formerly known as Met Investors Advisory Corp., a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds.



In addition, the Metropolitan Fund, the Zenith Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund, the Zenith Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.


                                                                       A-PPA- 27

DEFERRED ANNUITIES
This Prospectus describes the following Deferred Annuities under which you can accumulate money:

* Non-Qualified
* Traditional IRAs (Individual
  Retirement Annuities)
* Roth IRAs (Roth Individual Retirement
  Annuities)
* SIMPLE IRAs (Savings Incentive Match
  Plan for Employees Individual
  Retirement Annuities)
* SEPs (Simplified Employee Pensions)

                                          [LINUS BUILDING SAND CASTLE]

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.


AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you. These investment strategies are available to you without any additional charges. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than

   These Deferred Annuities may be either issued to you as an individual or to a group (you are then a participant under the group's Deferred Annuity).



We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.
            Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.

                                                                  [SAFE GRAPHIC]
A-PPA- 28
your contract earns. Early withdrawal charges may be taken from any of your earnings.

THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(SM): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.
THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

                                                                 [SCALE GRAPHIC]
                                                             [PIE CHART GRAPHIC]
                                                                 [GLOBE GRAPHIC]

                                                            [HOUR GLASS GRAPHIC]
                                                                       A-PPA- 29

PURCHASE PAYMENTS

There is no minimum purchase payment. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, check-o-matic, salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

AUTOMATED PURCHASE PAYMENTS

If you purchase a Traditional IRA, a Roth IRA or a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction" your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic" your bank deducts money from your bank account and makes the purchase payment for you.

ELECTRONIC APPLICATIONS

When circumstances permit, we may be able to electronically submit your complete initial application to your MetLife Designated Office. If you elect to use this process, our local office or your sales representative will actually transmit the record of your purchase payment and application. Your actual purchase payment, application and other related documents will then be forwarded to your MetLife Designated Office. We may, for certain Deferred Annuities, treat the electronic purchase payment as though we had received payment at your MetLife Designated Office in order to credit and value the purchase payment.

We may do this if:
* The electronic purchase payment is received at your MetLife Designated Office and accompanied by a properly completed electronic application record; and
* Your money, application and other documentation are received in good order at your MetLife Designated Office within five business days following the transmission of the electronic record. Generally, the electronic record is received at your MetLife Designated Office the business day following its transmission by the sales representative or local office.

    If, however, your purchase payment and paper copy of the application are received at your MetLife Designated Office before

 You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.

[SNOOPY AND COMPUTER GRAPHIC]
A-PPA- 30
the electronic record, then your purchase payment will be credited and valued as of the date it is received.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws;

* Our right to limit the total of your purchase payments to $500,000. We may change the maximum by telling you in writing at least 90 days in advance; and

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

                                                             [WOODSTOCK GRAPHIC]
                                                                       A-PPA- 31

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.


WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

[GIRL ADDING GRAPHIC]
You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.
A-PPA- 32

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY
You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

SYSTEMATIC WITHDRAWAL PROGRAM


Under this program and subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.


If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from

Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.
                                       [CHARLIE BROWN HAND IN MONEY JAR GRAPHIC]

We will withdraw your systematic withdrawal program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request.

                                                                       A-PPA- 33
your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

[SNOOPY AND FLYING WOODSTOCKS GRAPHIC]


 If you would like to receive your systematic withdrawal payment on or about the first of the month, you should request that the payment date be the 20th day of the month.



Your Account Balance will be reduced by the amount of your systematic withdrawal payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
A-PPA- 34

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee.

* For the Non-Qualified, Traditional IRA, Roth IRA and SEP Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you are not enrolled in the check-o-matic or automatic payroll deduction programs.

* For the SIMPLE IRA Deferred Annuity, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you do not make a purchase payment during the Contract Year.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.
MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.

                                                      [WOODSTOCK TYPING GRAPHIC]
                                                                       A-PPA- 35

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.


PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment

  You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.



      We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the available purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.
A-PPA- 36
division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                           During Purchase Payment Year
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES
In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

                                             [BOY WITH MAGNIFYING GLASS GRAPHIC]
Early withdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.
                                                                       A-PPA- 37

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction, except, if your contract permits, and if your spouse is substituted as the purchaser of the Deferred Annuity and continues the contract.


* If you withdraw up to 10% of your Account Balance in a Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% will you have to pay early withdrawal charges.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* Because you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

* If your Contract provides for this, on your first withdrawal to which an early withdrawal charge would otherwise apply, and either you or your spouse:

     -- Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

     -- Is diagnosed with a terminal illness and not expected to live more than a year.

* If you have transferred money from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transfer amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

[WOODSTOCK MOVING MONEY BAGS GRAPHIC]
A-PPA- 38

*   Amounts transferred on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK
You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT
One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies). If you die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

                                                          [GIRL READING GRAPHIC]
                                                                       A-PPA- 39

*   The total of all of your purchase payments less any partial withdrawals.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.



Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Balance is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any early withdrawal charges.



Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order.



Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.


PAY-OUT OPTIONS (OR INCOME OPTIONS)
You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we

A-PPA- 40
withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in all states.


When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment;

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your life-time. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.


By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.


Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.

INCOME ANNUITIES
Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-

The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.
Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.
                                                                       A-PPA- 41
out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

*  Non-Qualified         *  Roth IRA            *  SIMPLE IRA
*  Traditional IRA       *  SEP IRA

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments/or a lump sum payment if the owner dies.
Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

[SNOOPY SUNBATHING ON INNER TUBE GRAPHIC]
      You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.



                    Many times, the Owner and the Annuitant are the same person. A-PPA- 42

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living. LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in

When deciding how to receive income, consider:

- The amount of income you need;

- The amount you expect to receive from other sources;

- The growth potential of other investments; and

- How long you would like your income to last.

                                       [SNOOPY UNDER PALM TREE ON BEACH GRAPHIC]
                                                                       A-PPA- 43
determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION
You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or transfer into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a transfer) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When you transfer money from an investment division, annuity units in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges (the net investment return). Likewise, your payments will decrease to the extent the investment experience of your chosen investment divisions is less than the AIR and Separate Account charges. A lower AIR will result in a lower initial variable income payment, but subsequent variable income

[WOODSTOCK WRITING A CHECK]
                 The AIR is stated in your contract and may range from 3% to 6%. A-PPA- 44 payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.


TRANSFERS

You may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Once you transfer money into the Fixed Income Option, you may not later transfer it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Income Option) to which you want to transfer; and

*   The investment division from which you want to transfer.

We may require that you use our forms to make transfers.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.
Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the

                                           [WOODSTOCK MOVING MONEY BAGS GRAPHIC]
Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.
                                                                       A-PPA- 45
transaction to take place on that day. All other transfer requests in good order will be processed our next business day.


CONTRACT FEE
A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. If you select a pay-out option under your Deferred Annuity and you purchased that Deferred Annuity at least two years ago, we will waive the contract fee.

CHARGES
There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.


PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

The charges you pay will not reduce the number of annuity units credited to you.
         Instead, we deduct the charges when calculating the Annuity Unit Value. A-PPA- 46

You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.
[LUCY READING WITH MAGNIFYING GLASS GRAPHIC]

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction.

A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

GENERAL INFORMATION

ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we
                                                                       A-PPA- 47

         Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.
[CHARLIE BROWN WITH LETTER GRAPHIC]

receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

*   After the close of the Exchange.
In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS


We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interests of the contract holders or the Separate Account, including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we

A-PPA- 48
deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.


BY TELEPHONE OR INTERNET
You may request a variety of transactions and obtain information by telephone 24 hours a day, 7 days a week, unless prohibited by state law. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

                                                [CHARLIE BROWN ON PHONE GRAPHIC]
You may authorize your sales representative to make telephone transactions on your behalf. You must complete our form and we must agree.

                                                                       A-PPA- 49

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners, including those who engage in market timing transactions.


VALUATION

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under a Deferred Annuity and transfers under a Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

A-PPA- 50

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations reflect all Separate Account charges and applicable early withdrawal charges. These figures also assume a steady annual rate of return.


Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges. For purposes of presentation, we may assume that certain Deferred Annuities and Income Annuities were in existence prior to their inception date. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds Portfolios. We use the actual accumulation unit or annuity unit data after the inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

                                                  [SNOOPY AS TOWN CRIER GRAPHIC]
All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

                                                                       A-PPA- 51

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Zenith Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS

Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Zenith Fund, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.


A-PPA- 52

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:


*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES
All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.


The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.


We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These

                                            [SNOOPY AND WOODSTOCK SHAKE GRAPHIC]

                                                                       A-PPA- 53

      Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.

asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.

FINANCIAL STATEMENTS
The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We may not cancel your Income Annuity.


We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so for a Deferred Annuity delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity. Early withdrawal charges may apply.


INCOME TAXES


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.



You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any of the transactions under your Deferred Annuity satisfy applicable tax law.



Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping

A-PPA- 54
transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.


MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

GENERAL
Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does provide you additional insurance benefits such as an available guaranteed income for life.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).


The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 has made certain changes to qualified plans and IRAs, including:



* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;



*   adding "catch-up" contributions for taxpayers age 50 and above; and



*   adding enhanced portability features.



You should consult your tax adviser regarding these changes.



Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increase contribution limits for IRAs and qualified plans) expire after 2010.


WITHDRAWALS

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.


When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:


*   annuity you purchase (e.g., Non-Qualified or IRA); and

*   pay-out option you elect.

                                                            [PIGGY BANK GRAPHIC]
                                                  [SNOOPY WITH TAX BILL GRAPHIC]

                                                                       A-PPA- 55

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

WITHDRAWALS BEFORE AGE 59 1/2


If you receive a taxable distribution from your contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.


As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                                    Type of Contract
                             ---------------------------------------------------------------
                               Non-            Trad.         Roth         Simple
                             Qualified          IRA          IRA           IRA*          SEP
                             ---------         -----         ----         ------         ---
In a series of
  substantially equal
  payments made
  annually (or more
  frequently) for life
  or life expectancy
  (SEPP)                           x              x            x             x             x
After you die                      x              x            x             x             x
After you become
totally disabled (as
defined in the Code)               x              x            x             x             x
To pay deductible
medical expenses                                  x            x             x             x
To pay medical
insurance premiums if
you are unemployed                                x            x             x             x
For qualified higher
education expenses, or                            x            x             x             x
For qualified first
time home purchases up
to $10,000                                        x            x             x             x
After December 31, 1999
for IRS levies                                    x            x             x             x
Under certain income
annuities providing for
substantially equal
payments over the
"pay-out" period                   x
(*) For SIMPLE IRA's the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.


SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)


If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.


A-PPA- 56

You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty with interest.

MINIMUM DISTRIBUTION REQUIREMENTS

As the following table shows, under some contracts, generally you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

A tax penalty of 50% applies to withdrawals which should have been taken but were not. Complex rules apply to the timing and calculation of these withdrawals.


Required minimum distribution proposed regulations were amended in January 2001 and are generally effective beginning in 2002. You have the option to use either the pre-2001 or post-2000 rules to satisfy your minimum distribution for the 2001 tax year. Please consult your tax adviser if you intend to take a distribution from your Traditional IRA, SIMPLE IRA or SEP contract during the 2001 tax year.


                                                  Type of Contract
                           ---------------------------------------------------------------
                             Non-            Trad.         Roth         Simple
                           Qualified          IRA          IRA           IRA           SEP
                           ---------         -----         ----         ------         ---
Age 70 1/2 Minimum
distribution rules
apply                           no            yes           no           yes           yes


It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing a pay-out option. If you intend to receive your minimum distribution which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax.

NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when you receive them from the contract.

* Your Non-Qualified contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.


* Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is

                                                                       A-PPA- 57
    conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.


* When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest payments.

* Annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

* Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

DIVERSIFICATION


In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:


* Possible taxation of transfers between investment divisions or transfers from an investment division to a fixed option.

* Possible taxation as if you were the owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers among them.

A-PPA- 58

PURCHASE PAYMENTS


Although the Code does not limit the amount of your purchase payments, your contract may limit them.


PARTIAL AND FULL WITHDRAWALS

Generally, when you make a partial withdrawal from your non-qualified annuity, the Code treats such a withdrawal as:

*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).

* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

INCOME ANNUITY PAYMENTS


Different tax rules apply to payments made pursuant to an income annuity pay-out option under your contract. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:


*   A non-taxable return of your purchase payments; and

*   A taxable payment of earnings.

The IRS has not approved the use of an exclusion amount when only part of your account balance is converted to income payments.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers are permitted between investment divisions or from an investment division into the Fixed Income Option.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).


                                                                       A-PPA- 59

       For individuals under 50, your total annual purchase payments to all your Traditional and Roth IRAs for 2002 and 2003 may not exceed the lesser of $3,000 or 100% of your "compensation" as defined by the Code.

[LINUS WITH HOOP]

AFTER DEATH


The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before payments under a pay-out option begin, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.


If you die on or after the date that income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.


If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner, he or she may elect to continue as "owner" of the contract.


If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.


When the owner is not a natural person, these rules will be applied on the death (or change) of any annuitant.


INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRAs AND SEPs]


Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract.


* Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer it to someone else.


* You can transfer your IRA proceeds to a similar IRA, certain qualified retirement plans (or a SIMPLE IRA to a Traditional IRA after two years), without incurring Federal income taxes if certain conditions are satisfied.



* The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code.

A-PPA- 60

In some cases, your purchase payments may be tax deductible.


TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Generally:


* Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($3,000 for 2002 and 2003-2004). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.



* Beginning in 2002, individuals age 50 or older can make an additional "catch-up" contribution of $500 per year (assuming you have sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.



* Purchase payments in excess of permitted amounts may be subject to a penalty tax.


* Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2.

*   These age and dollar limits do not apply to tax-free rollovers or transfers.


* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).


WITHDRAWALS AND INCOME PAYMENTS

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.
                                                                       A-PPA- 61

 If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.





 For individuals under 50, annual purchase payments to your IRAs, including Roth IRAs for 2002 and 2003-2004 may not exceed the lesser of $3,000 or 100% of your
                                          "compensation" as defined by the Code.


[WOODSTOCK GRAPHIC]


If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of income payments until December 31 of the year in which you would have reached age 70 1/2.

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS


Roth IRA purchase payments for individuals under age 50, are non-deductible and are limited to the lesser of 100% of compensation or the amount deductible under the Code ($3,000 for tax years 2002 and 2003) including contributions to all your Traditional and Roth IRAs. This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). You may contribute up to the annual purchase payment limit, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your income is between:


           Status                        Income
        ------------                  ------------
         Individual                 $95,000--$110,000
   Married filing jointly          $150,000--$160,000
  Married filing separately            $0--$10,000

- Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

-  You can contribute to a Roth IRA after age 70 1/2.

- If you exceed the purchase payment limits you may be subject to a tax penalty.

- If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

*   The withdrawal is made:

- At least five taxable years after your first purchase payment to a Roth IRA, and
A-PPA- 62

If you are married but file separately, you may not convert an existing IRA into a Roth IRA.

*   The withdrawal is made:

-  On or after the date you reach age 59 1/2;

-  Upon your death or disability; or

-  For a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.


Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.



The order in which money is withdrawn from a Roth IRA is as follows:


(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

* The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

CONVERSION


You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.



Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)


Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.


If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you

                                                                       A-PPA- 63
to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

AFTER DEATH

Generally, when you die we must make payment of your entire interest by the December 31 of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.


If your spouse is your sole beneficiary and if your contract permits, he or she may elect to continue as "owner" of the contract.


SIMPLE IRAs AND SEPs ANNUITIES


The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRAs transfers and rollovers. Please consult your tax adviser; see the SAI for additional details.


A-PPA- 64

TABLE OF CONTENTS FOR THE STATEMENT
OF ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     5
PERFORMANCE DATA AND ADVERTISEMENT OF
     THE SEPARATE ACCOUNT............. .............     8
VOTING RIGHTS................... ...................     9
ERISA....................... .......................    10
TAXES....................... .......................    11
PERFORMANCE DATA................. ..................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....    36
FINANCIAL STATEMENTS OF METLIFE.......... ..........    88


[PEANUTS GANG GRAPHIC]

                                                                       A-PPA- 65

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                               Non-Qualified        IRA, SIMPLE IRA
                               Deferred Annuities   and SEP Deferred
                               and Income           Annuities and
                               Annuities            Income Annuities(1)
California...................  2.35%                0.5%(2)
Maine........................  2.0%                 --
Nevada.......................  3.5%                 --
Puerto Rico..................  1.0%                 1.0%
South Dakota.................  1.25%                --
West Virginia................  1.0%                 1.0%
Wyoming......................  1.0%                 --

----------------

(1) PREMIUM TAX RATES APPLICABLE TO IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADING "IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES."

(2) WITH RESPECT TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.

(C)2002 METROPOLITAN LIFE INSURANCE COMPANY


[LUCY'S TAXES GRAPHICS]
A-PPA- 66

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc., New
    England Zenith Fund and Met Investors Series Trust

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company

1600 Division Road


West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road

Johnstown, PA 15904-2914

                                 [METLIFE LOGO]

                      Metropolitan Life Insurance Company
                           Home Office: New York, NY

E0203AZXK(exp0503)MLIC-LD
02030792(0302) Printed in the U.S.A.
PPAIRANQSEPPROSP(0502)

VARIABLE ANNUITY
  May 1, 2002

                                                                       MetLife's
                                                              Preference Plus(R)
                                                                         Account


PROSPECTUS



                                                         Tax Sheltered Annuities

                                           Public Employee Deferred Compensation

                                                                           Keogh

                                                   Qualified Annuity Plans Under
                                     Section 403(a) of the Internal Revenue Code



[Snoopy Graphic]

                                                                      MetLife(R)

                                                               MAY 1, 2002


PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes individual and group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities").
--------------------------------------------------------------------------------


You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc.
("Metropolitan Fund"), series of the New England
Zenith Fund ("Zenith Fund"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Met Investors Series Trust ("Met
Investors Fund") and funds of the American Funds
Insurance Series ("American Funds"). For your convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.



  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX     HARRIS OAKMARK FOCUSED VALUE
  PIMCO TOTAL RETURN                            (FORMERLY, HARRIS OAKMARK MID CAP VALUE)
  SALOMON BROTHERS U.S. GOVERNMENT            NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH BOND INCOME           FI MID CAP OPPORTUNITIES*
  SALOMON BROTHERS STRATEGIC BOND             JANUS MID CAP
    OPPORTUNITIES                             MFS MID CAP GROWTH
  CALVERT SOCIAL BALANCED                     STATE STREET RESEARCH AGGRESSIVE GROWTH
  STATE STREET RESEARCH DIVERSIFIED           LOOMIS SAYLES SMALL CAP
  LORD ABBETT BOND DEBENTURE                  RUSSELL 2000(R) INDEX
  AMERICAN FUNDS GROWTH-INCOME                STATE STREET RESEARCH AURORA (FORMERLY, STATE
  METLIFE STOCK INDEX                           STREET RESEARCH AURORA SMALL CAP VALUE)
  MFS INVESTORS TRUST                         FRANKLIN TEMPLETON SMALL CAP GROWTH
  MFS RESEARCH MANAGERS                       MET/AIM SMALL CAP GROWTH*
  STATE STREET RESEARCH INVESTMENT TRUST      T. ROWE PRICE SMALL CAP GROWTH
  DAVIS VENTURE VALUE                         PIMCO INNOVATION
  FI STRUCTURE EQUITY*                        SCUDDER GLOBAL EQUITY
  HARRIS OAKMARK LARGE CAP VALUE              MFS RESEARCH INTERNATIONAL
  STATE STREET RESEARCH LARGE CAP VALUE*      MORGAN STANLEY EAFE(R) INDEX
  AMERICAN FUNDS GROWTH                       PUTNAM INTERNATIONAL STOCK
  JANUS GROWTH                                STATE STREET RESEARCH CONCENTRATED
  PUTNAM LARGE CAP GROWTH                       INTERNATIONAL*
  T. ROWE PRICE LARGE CAP GROWTH              AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
  MET/AIM MID CAP CORE EQUITY*
  METLIFE MID CAP STOCK INDEX



*These Portfolios are anticipated to be available on or about May 1, 2002, subject to state approval.

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate
Account E, which you should know before investing.
Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2002. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page B-PPA-65 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company


1600 Division Road


West Warwick, RI 02893


Phone: (800) 638-7732


                          [SNOOPY WITH BRIEFCASE GRAPHIC]
The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Met Investors
Fund, American Funds and, if applicable, Calvert Fund prospectuses which are attached to the back of this prospectus. You should also read these prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.


DEFERRED
ANNUITIES
AVAILABLE:
     --  TSA
     --  PEDC
     --  Keogh
     --  403(a)

INCOME ANNUITIES
AVAILABLE:
     --  TSA
     --  PEDC
     --  Keogh
     --  403(a)

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;
     --  federally insured or guaranteed; or


     --  endorsed by any bank or other financial institution.


                                 [METLIFE LOGO]

      TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW........... ...........   B-PPA-4
TABLE OF EXPENSES.................. ..................   B-PPA-7
ACCUMULATION UNIT VALUES TABLE............ ...........  B-PPA-16
METLIFE....................... .......................  B-PPA-25
METROPOLITAN LIFE SEPARATE ACCOUNT E......... ........  B-PPA-25
VARIABLE ANNUITIES.................. .................  B-PPA-25
   A Deferred Annuity.................................  B-PPA-26
   An Income Annuity..................................  B-PPA-26
YOUR INVESTMENT CHOICES............... ...............  B-PPA-27
DEFERRED ANNUITIES.................. .................  B-PPA-29
   The Deferred Annuity and Your Retirement Plan......  B-PPA-29
   Automated Investment Strategies....................  B-PPA-30
   Purchase Payments..................................  B-PPA-31
      Allocation of Purchase Payments.................  B-PPA-31
      Limits on Purchase Payments.....................  B-PPA-32
   The Value of Your Investment.......................  B-PPA-32
   Transfers..........................................  B-PPA-33
   Access to Your Money...............................  B-PPA-34
      Systematic Withdrawal Program for TSA Deferred
        Annuities.....................................  B-PPA-34
      Minimum Distribution............................  B-PPA-36
   Contract Fee.......................................  B-PPA-36
   Charges............................................  B-PPA-36
      Insurance-Related Charge........................  B-PPA-37
      Investment-Related Charge.......................  B-PPA-37
   Premium and Other Taxes............................  B-PPA-37
   Early Withdrawal Charges...........................  B-PPA-38
      When No Early Withdrawal Charge Applies.........  B-PPA-39
      When A Different Early Withdrawal Charge May
        Apply.........................................  B-PPA-42
   Free Look..........................................  B-PPA-43
   Death Benefit......................................  B-PPA-43
   Pay-out Options (or Income Options)................  B-PPA-44
INCOME ANNUITIES................... ..................  B-PPA-45
   Income Payment Types...............................  B-PPA-45
   Allocation.........................................  B-PPA-47
   Minimum Size of Your Income Payment................  B-PPA-47
   The Value of Your Income Payments..................  B-PPA-47


B-PPA- 2

   Transfers..........................................  B-PPA-48
   Contract Fee.......................................  B-PPA-49
   Charges............................................  B-PPA-49
      Insurance-Related Charge........................  B-PPA-49
      Investment-Related Charge.......................  B-PPA-50
   Premium and Other Taxes............................  B-PPA-50
   Free Look..........................................  B-PPA-50
GENERAL INFORMATION................. .................  B-PPA-51
   Administration.....................................  B-PPA-51
      Purchase Payments...............................  B-PPA-51
      Confirming Transactions.........................  B-PPA-51
      Processing Transactions.........................  B-PPA-52
        By Telephone or Internet......................  B-PPA-52
        After Your Death..............................  B-PPA-53
        Third Party Requests..........................  B-PPA-53
        Valuation.....................................  B-PPA-54
   Advertising Performance............................  B-PPA-54
   Changes to Your Deferred Annuity or Income
      Annuity ........................................  B-PPA-55
   Voting Rights......................................  B-PPA-56
   Who Sells the Deferred Annuities and Income
      Annuities.......................................  B-PPA-57
   Financial Statements...............................  B-PPA-57
   Your Spouse's Rights...............................  B-PPA-58
   When We Can Cancel Your Deferred Annuity or Income
      Annuity.........................................  B-PPA-58
INCOME TAXES..................... ....................  B-PPA-58
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION.................... ....................  B-PPA-65
APPENDIX FOR PREMIUM TAX TABLE............ ...........  B-PPA-66
APPENDIX II FOR TEXAS OPTIONAL RETIREMENT PROGRAM.. ..  B-PPA-67


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, any attached prospectuses or supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                        B-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE


When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE



With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ANNUITY UNIT VALUE



With an Income Annuity or variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

[SNOOPY WITH POINTER GRAPHIC]

B-PPA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 months after the Deferred Annuity is issued.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION


Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund or American Funds.


METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE


The MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to make a request is 1-800-638-7732.


SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or

                                                                        B-PPA- 5
more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, or, the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC contracts, "you" means the trustee. For Keogh contracts, "you" means the trustee of the Keogh plan. Under PEDC or Keogh plans where the participant or annuitant is allowed to choose among investment choices, "you" means the participant or annuitant who is giving us instructions about the investment choices.

B-PPA- 6

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES


    The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses of the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value Portfolio, FI Mid Cap Opportunities Portfolio, FI Structured Equity Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/ AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment. These examples assume that reimbursements and/or waiver of expenses was in effect.

--------------------------------------------------------------------------------

Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds expenses for the fiscal year ending December 31, 2001:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .50%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................             1.25%



METROPOLITAN FUND ANNUAL EXPENSES (as a percentage of average net assets)


                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
                                             MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
                                                FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio................................    0.25       0.00        0.13              0.38
State Street Research Diversified
  Portfolio (4)(5).........................    0.43       0.00        0.06              0.49
MetLife Stock Index Portfolio..............    0.25       0.00        0.06              0.31
State Street Research Investment Trust
  Portfolio (4)(5).........................    0.48       0.00        0.05              0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).........................    0.75       0.00        0.11              0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(10)(11).......    0.70       0.15        0.86              1.71
Janus Growth Portfolio (4)(11).............    0.80       0.00        1.46              2.26
Putnam Large Cap Growth
  Portfolio (4)(6)(11).....................    0.80       0.00        0.32              1.12
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).........................    0.63       0.00        0.13              0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)........................    0.25       0.00        0.27              0.52
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).........................    0.69       0.00        0.12              0.81
Janus Mid Cap Portfolio (4)................    0.67       0.00        0.07              0.74
State Street Research Aggressive Growth
  Portfolio (4)(5).........................    0.71       0.00        0.06              0.77
Russell 2000(R) Index Portfolio (6)(11)....    0.25       0.00        0.31              0.56

                                                                D-E=F
                                                   E        TOTAL EXPENSES
                                                WAIVER/     AFTER WAIVER/
                                             REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  --------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio................................      0.00            0.38
State Street Research Diversified
  Portfolio (4)(5).........................      0.00            0.49
MetLife Stock Index Portfolio..............      0.00            0.31
State Street Research Investment Trust
  Portfolio (4)(5).........................      0.00            0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).........................      0.00            0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(10)(11).......      0.71            1.00
Janus Growth Portfolio (4)(11).............      1.31            0.95
Putnam Large Cap Growth
  Portfolio (4)(6)(11).....................      0.12            1.00
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).........................      0.00            0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)........................      0.07            0.45
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).........................      0.00            0.81
Janus Mid Cap Portfolio (4)................      0.00            0.74
State Street Research Aggressive Growth
  Portfolio (4)(5).........................      0.00            0.77
Russell 2000(R) Index Portfolio (6)(11)....      0.01            0.55


                                       B-PPA- 7

                                                                                C             A+B+C=D
                                                         A          B     OTHER EXPENSES   TOTAL EXPENSES         E
METROPOLITAN FUND ANNUAL EXPENSES                    MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/
(as a percentage of average net assets) (continued)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
State Street Research Aurora Portfolio (4)(8)...       0.85       0.00        0.13              0.98            0.00
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)....                                0.90       0.00        1.79              2.69            1.64
T. Rowe Price Small Cap Growth Portfolio (4)...        0.52       0.00        0.09              0.61            0.00
Scudder Global Equity Portfolio (4)...                 0.62       0.00        0.18              0.80            0.00
Morgan Stanley EAFE(R) Index Portfolio (11)...         0.30       0.00        0.52              0.82            0.07
Putnam International Stock Portfolio (4)(5)...         0.90       0.00        0.26              1.16            0.00


                                                         D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                    TOTAL EXPENSES
(as a percentage of average net assets) (continued)  AFTER WAIVER/
---------------------------------------------------  REIMBURSEMENT
State Street Research Aurora Portfolio (4)(8)...          0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)....                                   1.05
T. Rowe Price Small Cap Growth Portfolio (4)...           0.61
Scudder Global Equity Portfolio (4)...                    0.80
Morgan Stanley EAFE(R) Index Portfolio (11)...            0.75
Putnam International Stock Portfolio (4)(5)...            1.16



                                                                    C             A+B+C=D                          D-E=F
                                             A          B     OTHER EXPENSES   TOTAL EXPENSES         E        TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES              MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (11)..................         0.55       0.00        0.18              0.73            0.03           0.70
State Street Research Bond Income
  Portfolio (4)(12)...............         0.40       0.00        0.09              0.49            0.00           0.49
Salomon Brothers Strategic
  Opportunities Portfolio (8).....         0.65       0.00        0.19              0.84            0.00           0.84
MFS Investors Trust Portfolio (11)...      0.75       0.00        0.62              1.37            0.47           0.90
MFS Research Managers
  Portfolio (5)(11)...............         0.75       0.00        0.31              1.06            0.16           0.90
Davis Venture Value Portfolio (4)(5)...    0.75       0.00        0.08              0.83            0.00           0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)......................         0.68       0.15        0.10              0.93            0.00           0.93
Harris Oakmark Focused Value
  Portfolio (5)(8)................         0.75       0.00        0.12              0.87            0.00           0.87
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11)........         0.80       0.15        0.15              1.10            0.00           1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8).............         0.90       0.00        0.10              1.00            0.00           1.00


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                     MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (14)        FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio............      0.70             0.18             0.88

                                                                  C-D=E
                                                              TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                         D            AFTER
(as a percentage of average net assets) (14)   REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio............      0.00           0.88


                                 B-PPA- 8

MET INVESTORS FUND                                                      C             A+B+C=D
ANNUAL EXPENSES                                  A          B     OTHER EXPENSES   TOTAL EXPENSES
                                             MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (9)...........     0.50      0.00        0.65              1.15
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................     0.60      0.00        0.12              0.72
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................     0.75      0.15        6.18              7.08
MFS Mid Cap Growth Portfolio (4)(9)........     0.65      0.00        1.70              2.35
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................     0.90      0.15        4.07              5.12
PIMCO Innovation Portfolio (9).............     1.05      0.00        2.92              3.97
MFS Research International
  Portfolio (4)(9).........................     0.80      0.00        4.28              5.08
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................     0.85      0.15        4.59              5.59

MET INVESTORS FUND                                              D-E=F
ANNUAL EXPENSES                                    E        TOTAL EXPENSES
                                                WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)      REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (9)...........      0.50            0.65
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................      0.02            0.70
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................      6.03            1.05
MFS Mid Cap Growth Portfolio (4)(9)........      1.55            0.80
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................      3.92            1.20
PIMCO Innovation Portfolio (9).............      2.87            1.10
MFS Research International
  Portfolio (4)(9).........................      4.08            1.00
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................      4.34            1.25


AMERICAN FUNDS CLASS 2
                                                                             C             A+B+C=D
                                             A              B          OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                          MANAGEMENT       12b-1            BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)     FEES           FEES        REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (4)(10).......                 0.33           0.25              0.02             0.60
American Funds Growth
  Portfolio (4)(10).......                 0.37           0.25              0.01             0.63
American Funds Global Small
  Capitalization Portfolio (4)(10)...      0.80           0.25              0.03             1.08

AMERICAN FUNDS CLASS 2
                                                            D-E=F
                                               E        TOTAL EXPENSES
ANNUAL EXPENSES                             WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
American Funds Growth-Income
  Portfolio (4)(10).......                    0.00           0.60
American Funds Growth
  Portfolio (4)(10).......                    0.00           0.63
American Funds Global Small
  Capitalization Portfolio (4)(10)...         0.00           1.08


                                       B-PPA- 9

EXAMPLE

If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets(13):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............      $79          $ 96          $116          $194
PIMCO Total Return Division.................................       82           105           130           224
Salomon Brothers U.S. Government Division...................       83           106           133           229
State Street Research Bond Income Division..................       81           100           122           207
Salomon Brothers Strategic Bond Opportunities Division......       84           111           140           244
Calvert Social Balanced Division............................       85           112           143           249
State Street Research Diversified Division..................       81           100           122           207
Lord Abbett Bond Debenture Division.........................       83           106           133           229
American Funds Growth-Income Division.......................       82           103           127           218
MetLife Stock Index Division................................       79            94           112           187
MFS Investors Trust Division................................       85           113           143           250
MFS Research Managers Division..............................       85           113           143           250
State Street Research Investment Trust Division.............       81           101           124           211
Davis Venture Value Division................................       84           110           139           243
FI Structured Equity Division...............................       85           113           145           253
Harris Oakmark Large Cap Value Division.....................       84           111           141           246
State Street Research Large Cap Value Division..............       86           116           148           261
American Funds Growth Division..............................       82           104           129           222
Janus Growth Division.......................................       85           114           146           255
Putnam Large Cap Growth Division............................       86           116           148           261
T. Rowe Price Large Cap Growth Division.....................       83           108           136           236
Met/AIM Mid Cap Core Equity Division........................       86           117           151           266
MetLife Mid Cap Stock Index Division........................       80            98           119           202
Harris Oakmark Focused Value Division.......................       85           112           142           247
Neuberger Berman Partners Mid Cap Value Division............       84           110           138           241
FI Mid Cap Opportunities Division...........................       87           119           153           271
Janus Mid Cap Division......................................       83           108           135           233
MFS Mid Cap Growth Division.................................       84           109           138           240
State Street Research Aggressive Growth Division............       83           109           136           237
Loomis Sayles Small Cap Division............................       86           116           148           261
Russell 2000(R) Index Division..............................       81           102           125           213
State Street Research Aurora Division.......................       86           115           147           259
Franklin Templeton Small Cap Growth Division................       86           117           151           266
Met/AIM Small Cap Growth Division...........................       88           122           159           281
T. Rowe Price Small Cap Growth Division.....................       82           104           128           220


                                 B-PPA- 10

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
PIMCO Innovation Division...................................      $87          $119          $153          $271
Scudder Global Equity Division..............................       84           109           138           240
MFS Research International Division.........................       86           116           148           261
Morgan Stanley EAFE(R) Index Division.......................       83           108           135           234
Putnam International Stock Division.........................       88           121           157           277
State Street Research Concentrated International Division...       88           123           161           286
American Funds Global Small Capitalization Division.........       87           118           152           269


                                      B-PPA- 11

If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (13)(15):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............      $17           $52          $ 89          $194
PIMCO Total Return Division.................................       19            60           104           224
Salomon Brothers U.S. Government Division...................       20            62           106           229
State Street Research Bond Income Division..................       18            55            95           207
Salomon Brothers Strategic Bond Opportunities Division......       21            66           113           244
Calvert Social Balanced Division............................       22            68           116           249
State Street Research Diversified Division..................       18            55            95           207
Lord Abbett Bond Debenture Division.........................       20            62           106           229
American Funds Growth-Income Division.......................       19            59           101           218
MetLife Stock Index Division................................       16            50            86           187
MFS Investors Trust Division................................       22            68           117           250
MFS Research Managers Division..............................       22            68           117           250
State Street Research Investment Trust Division.............       18            56            97           211
Davis Venture Value Division................................       21            66           113           243
FI Structured Equity Division...............................       22            69           118           253
Harris Oakmark Large Cap Value Division.....................       22            67           114           246
State Street Research Large Cap Value Division..............       23            71           122           261
American Funds Growth Division..............................       19            60           102           222
Janus Growth Division.......................................       23            70           119           255
Putnam Large Cap Growth Division............................       23            71           122           261
T. Rowe Price Large Cap Growth Division.....................       21            64           109           236
Met/AIM Mid Cap Core Equity Division........................       24            73           124           266
MetLife Mid Cap Stock Index Division........................       17            54            93           202
Harris Oakmark Focused Value Division.......................       22            67           115           247
Neuberger Berman Partners Mid Cap Value Division............       21            65           112           241
FI Mid Cap Opportunities Division...........................       24            74           127           271
Janus Mid Cap Division......................................       20            63           108           233
MFS Mid Cap Growth Division.................................       21            65           111           240
State Street Research Aggressive Growth Division............       21            64           110           237
Loomis Sayles Small Cap Division............................       23            71           122           261
Russell 2000(R) Index Division..............................       18            57            98           213
State Street Research Aurora Division.......................       23            70           121           259


                                 B-PPA- 12

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Small Cap Growth Division................      $24           $73          $124          $266
Met/AIM Small Cap Growth Division...........................       25            77           132           281
T. Rowe Price Small Cap Growth Division.....................       19            59           101           220
PIMCO Innovation Division...................................       24            74           127           271
Scudder Global Equity Division..............................       21            65           111           240
MFS Research International Division.........................       23            71           122           261
Morgan Stanley EAFE(R) Index Division.......................       21            63           109           234
Putnam International Stock Division.........................       25            76           130           277
State Street Research Concentrated International Division...       26            79           125           286
American Funds Global Small Capitalization Division.........       24            74           126           269


                                      B-PPA- 13

( 1) THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO
     AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.


( 2) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED
     INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN
     CIRCUMSTANCES. THERE IS A ONE TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED
     ANNUITY MORE THAN TWO YEARS.


( 3) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE.



( 4)EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO
    CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.



( 5)CERTAIN METROPOLITAN FUND AND ZENITH FUND SUB-INVESTMENT MANAGERS
    DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, EACH FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND ZENITH FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS.



( 6)METLIFE ADVISERS, LLC ("METLIFE ADVISERS") AGREED TO PAY ALL
    EXPENSES (OTHER THAN MANAGEMENT FEES, BROKERAGE COMMISSIONS, TAXES, INTEREST AND EXTRAORDINARY OR NON-RECURRING EXPENSES) (HEREAFTER "EXPENSES") IN EXCESS OF .30% OF THE AVERAGE NET ASSETS FOR THE RUSSELL 2000(R) INDEX PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS FOR THE METLIFE MID CAP STOCK INDEX AND PUTNAM LARGE CAP GROWTH PORTFOLIOS THROUGH APRIL 30, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS EXPENSES REIMBURSED IN CALENDAR YEAR 2001. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.



( 7)THESE PORTFOLIOS BEGAN OPERATIONS ON APRIL 30, 2002. THE "OTHER
    EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR CALENDAR YEAR 2002. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WAS IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE IS INCREASED.



( 8)METLIFE ADVISERS AGREED TO PAY ALL OPERATING EXPENSES OTHER THAN
    AMORTIZATION OF EXPENSES, BROKERAGE COSTS, INTEREST, TAXES OR OTHER EXTRAORDINARY EXPENSES, IN EXCESS OF 1.00% OF THE AVERAGE NET ASSETS FOR THE LOOMIS SAYLES SMALL CAP PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS OF THE STATE STREET RESEARCH AURORA PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY THE OPERATING EXPENSES OF THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES AND HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS (EXCLUSIVE OF ANY BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) IN EXCESS OF 0.90% OF AVERAGE NET ASSETS THROUGH APRIL 30, 2002. THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES, THE LOOMIS SAYLES SMALL CAP, THE STATE STREET RESEARCH AURORA AND THE HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS' EXPENSES DID NOT EXCEED THESE LIMITATIONS FOR THE YEAR ENDED DECEMBER 31, 2001.



( 9)CLASS A SHARES OF THE MFS MID CAP GROWTH, MFS RESEARCH
    INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS BEGAN OPERATIONS ON MAY 1,2001. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR THESE PORTFOLIOS REFLECTS ANNUALIZED EXPENSES FOR THE FULL CALENDAR YEAR 2001. CLASS A SHARES FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO BEGAN OPERATIONS ON FEBRUARY 12, 2001. CLASS E SHARES OF THE MET/AIM MID CAP CORE EQUITY, MET/AIM SMALL CAP GROWTH AND STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIOS BEGAN OPERATIONS IN APRIL, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR THE CALENDAR YEAR 2002 AND ARE BASED ON OTHER SHARE CLASS EXPENSE EXPERIENCE.



    MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2003, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSE AND 12b-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: .65% FOR THE PIMCO TOTAL RETURN PORTFOLIO, 1.10% FOR THE PIMCO INNOVATION PORTFOLIO, .80% FOR THE MFS MID CAP GROWTH PORTFOLIO, 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, .70% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 1.05% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, .90% FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO AND 1.10% FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. FOR THE MFS MID CAP GROWTH, MFS RESEARCH INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS, THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WAS IN EFFECT FOR THE ENTIRE CALENDAR YEAR 2001. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(10)EACH OF THE AMERICAN, METROPOLITAN, MET INVESTORS AND ZENITH FUNDS HAVE ADOPTED A DISTRIBUTION PLAN UNDER RULE 12b-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12b-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN, ZENITH AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.


                                 B-PPA- 14

(11)PURSUANT TO EXPENSE AGREEMENTS, METLIFE ADVISERS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) ("OPERATING EXPENSES") AS NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                           0.75
PUTNAM LARGE CAP GROWTH PORTFOLIO                                1.00
METLIFE MID CAP STOCK INDEX PORTFOLIO                            0.45
RUSSELL 2000(R) INDEX PORTFOLIO                                  0.55
JANUS GROWTH PORTFOLIO                                           0.95
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.05
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO (CLASS E)        1.00
MFS INVESTORS TRUST PORTFOLIO                                    0.90
MFS RESEARCH MANAGERS PORTFOLIO                                  0.90
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO                       0.70
FI MID CAP OPPORTUNITIES PORTFOLIO (CLASS E)                     1.10



     THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALLS BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2003. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THE MORGAN STANLEY EAFE(R) INDEX, THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS ASSUMES NO REDUCTION OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THE MORGAN STANLEY EAFE(R) INDEX PORTFOLIO REFLECTS EXPENSES AS IF THE EXPENSE AGREEMENT WAS IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION REFLECTS EXPENSES WAIVED OR REIMBURSED IN THE CALENDAR YEAR 2001 FOR THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(12)ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.



(13)THESE EXAMPLES ASSUME THAT REIMBURSEMENT AND/OR WAIVER OF EXPENSES WAS IN EFFECT.



(14)"OTHER EXPENSES" REFLECTS AN INDIRECT FEE RESULTING FROM THE PORTFOLIO'S OFFSET EXPENSE ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S UNVESTED CASH BALANCES. THE CREDITS ARE USED TO REDUCE THE PORTFOLIO'S EXPENSES. NET OPERATING EXPENSES AFTER REDUCTIONS FOR FEES PAID INDIRECTLY WOULD BE 0.87% FOR SOCIAL BALANCED. THE MANAGEMENT FEES INCLUDE AN ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CALVERT.



(15)THIS EXAMPLE ASSUMES NO EARLY WITHDRAWAL CHARGES ARE APPLICABLE. IN ORDER TO MAKE THIS ASSUMPTION FOR A PAY-OUT OPTION UNDER YOUR
    DEFERRED ANNUITY, WE ALSO ASSUMED THAT YOU SELECTED AN INCOME
    PAYMENT TYPE UNDER WHICH YOU WILL RECEIVE PAYMENTS OVER YOUR
    LIFETIME OR FOR A PERIOD OF AT LEAST FIVE FULL YEARS.


                                      B-PPA- 15

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an accumulation unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Accumulation Unit
     Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Lehman Brothers(R) Aggregate Bond Index Division.... 2001      $10.85            $11.51         17,519
                                                     2000        9.86             10.85         11,149
                                                     1999       10.12              9.86          7,735
                                                     1998       10.00(e)          10.12            793

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

PIMCO Total Return Division......................... 2001       10.00(e)          10.55          2,743


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division........... 2001       14.30(e)          15.07          1,179


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


[LUCY WITH STOCK TICKER GRAPHIC]
                                 B-PPA- 16

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------

State Street Research Income Division (c)........... 2001      $20.49            $21.93         18,441
                                                     2000       18.65             20.49         16,397
                                                     1999       19.33             18.65         18,535
                                                     1998       17.89             19.33         20,060
                                                     1997       16.49             17.89         16,307
                                                     1996       16.12             16.49         16,604
                                                     1995       13.65             16.12         15,252
                                                     1994       14.27             13.65         13,923
                                                     1993       12.98             14.27         14,631
                                                     1992       12.29             12.98          5,918


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Salomon Brothers Strategic Opportunities Division... 2001       15.37(e)          16.22            494


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Calvert Social Balanced Division.................... 2001       26.99             24.80          1,564
                                                     2000       28.21             26.99          1,527
                                                     1999       25.45             28.21          1,453
                                                     1998       22.16             25.45          1,367
                                                     1997       18.68             22.16          1,181
                                                     1996       16.80             18.68            995
                                                     1995       13.11             16.80            787
                                                     1994       13.71             13.11            630
                                                     1993       12.86             13.71            473
                                                     1992       12.10             12.86            239


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                      B-PPA- 17

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


State Street Research Diversified Division.......... 2001      $28.98            $26.81         66,375
                                                     2000       29.04             28.98         75,259
                                                     1999       27.05             29.04         75,126
                                                     1998       22.89             27.05         73,897
                                                     1997       19.22             22.89         62,604
                                                     1996       17.00             19.22         52,053
                                                     1995       13.55             17.00         42,712
                                                     1994       14.15             13.55         40,962
                                                     1993       12.70             14.15         31,808
                                                     1992       11.75             12.70          7,375


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Loomis Sayles High Yield Bond Division (c).......... 2001       10.93             10.65          5,375
                                                     2000       11.17             10.93          5,291
                                                     1999        9.60             11.17          4,708
                                                     1998       10.51              9.60          3,882
                                                     1997       10.00(b)          10.51          2,375

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Growth-Income Division............... 2001       86.74(e)          87.85            404


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                 B-PPA- 18

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


MetLife Stock Index Division........................ 2001      $39.62            $34.37         80,855
                                                     2000       44.24             39.62         83,765
                                                     1999       37.08             44.24         79,702
                                                     1998       29.28             37.08         71,204
                                                     1997       22.43             29.28         58,817
                                                     1996       18.52             22.43         43,141
                                                     1995       13.70             18.52         29,883
                                                     1994       13.71             13.70         23,458
                                                     1993       12.67             13.71         18,202
                                                     1992       11.94             12.67          8,150


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MFS Investors Trust Division........................ 2001       10.06(e)           8.35            494


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MFS Research Managers Division...................... 2001       11.31(e)           8.83            164


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


State Street Research Investment Trust Division..... 2001       37.20             30.49         57,292
                                                     2000       40.14             37.20         62,971
                                                     1999       34.30             40.14         64,026
                                                     1998       27.10             34.30         64,053
                                                     1997       21.37             27.10         60,102
                                                     1996       17.71             21.37         49,644
                                                     1995       13.47             17.71         38,047
                                                     1994       14.10             13.47         32,563
                                                     1993       12.48             14.10         24,608
                                                     1992       11.32             12.48          9,432


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                      B-PPA- 19

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Davis Venture Value Division........................ 2001      $30.79            $27.02          2,072
                                                     2000       30.19(a)          30.79            917


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division............. 2001        9.92             11.60         16,415
                                                     2000        8.93              9.92          4,947
                                                     1999        9.71              8.93          3,631
                                                     1998       10.00(d)           9.71            386

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Growth Division...................... 2001      146.13(e)         118.11            383


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Janus Growth Division............................... 2001       10.00(e)           7.76          1,023


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Putnam Large Cap Growth Division.................... 2001        7.24              4.95          5,527
                                                     2000        9.82(a)           7.24          2,555


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                 B-PPA- 20

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


T. Rowe Price Large Cap Growth Division............. 2001      $13.06            $11.62         12,077
                                                     2000       13.29             13.06         12,475
                                                     1999       11.01             13.29          3,394
                                                     1998       10.00(d)          11.01            407

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division................ 2001       10.62             10.36          8,080
                                                     2000       10.00(a)          10.62          5,493


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Harris Oakmark Focused Value Division............... 2001       21.38(e)          26.80          2,800


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value Division.... 2001       15.78             15.20          9,094
                                                     2000       12.46             15.78          7,506
                                                     1999       10.73             12.46          2,438
                                                     1998       10.00(d)          10.73            297

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Janus Mid Cap Division.............................. 2001       25.71             15.91         52,028
                                                     2000       37.86             25.71         57,546
                                                     1999       17.19             37.86         44,078
                                                     1998       12.69             17.19         19,031
                                                     1997       10.00(b)          12.69          7,417

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                      B-PPA- 21

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Division......................... 2001      $10.00(e)         $ 8.43          1,519

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

State Street Research Aggressive Growth Division.... 2001       33.76             25.42         31,091
                                                     2000       37.01             33.76         33,051
                                                     1999       28.12             37.01         31,947
                                                     1998       25.05             28.12         38,975
                                                     1997       23.77             25.05         43,359
                                                     1996       22.35             23.77         43,962
                                                     1995       17.47             22.35         33,899
                                                     1994       18.03             17.47         26,890
                                                     1993       14.89             18.03         17,094
                                                     1992       13.66             14.89          5,747

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Loomis Sayles Small Cap Division.................... 2001       25.53             22.99            654
                                                     2000       25.79(a)          25.53            353

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Russell 2000(R) Index Division...................... 2001       12.13             12.08          9,632
                                                     2000       12.76             12.13          9,113
                                                     1999       10.53             12.76          5,395
                                                     1998       10.00(d)          10.53            598
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

State Street Research Aurora Division............... 2001       12.25             14.03         14,487
                                                     2000       10.00(a)          12.25          4,095

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                 B-PPA- 22

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Franklin Templeton Small Cap Growth Division........ 2001      $10.00(e)         $ 8.81            769


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division............. 2001       13.64             12.25         18,643
                                                     2000       15.19             13.64         19,423
                                                     1999       12.02             15.19         14,007
                                                     1998       11.76             12.02         13,119
                                                     1997       10.00(b)          11.76          6,932

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


PIMCO Innovation Division........................... 2001       10.00(e)           7.44          2,036


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Scudder Global Equity Division...................... 2001       14.93             12.37         12,091
                                                     2000       15.36             14.93         11,687
                                                     1999       12.43             15.36          9,323
                                                     1998       10.85             12.43          7,712
                                                     1997       10.00(b)          10.85          4,826

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MFS Research International Division................. 2001       10.00(e)           8.73            409


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                      B-PPA- 23

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Morgan Stanley EAFE(R) Index Division............... 2001      $11.25            $ 8.69         11,012
                                                     2000       13.31             11.25          8,034
                                                     1999       10.79             13.31          3,869
                                                     1998       10.00(d)          10.79            342

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Putnam International Stock Division................. 2001       16.41             12.87         13,984
                                                     2000       18.49             16.41         13,980
                                                     1999       16.07             18.49         13,052
                                                     1998       13.28             16.07         14,330
                                                     1997       13.77             13.28         15,865
                                                     1996       14.19             13.77         17,780
                                                     1995       14.25             14.19         17,553
                                                     1994       13.74             14.25         16,674
                                                     1993        9.41             13.74          6,921
                                                     1992       10.61              9.41            966


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Global Small Capitalization           2001       15.83(e)          13.63            549
  Division..........................................


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


----------------------------------------


In addition to the above mentioned Accumulation Units, there were cash reserves of $56,293,338 as of December 31, 2001, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.



(a)  Inception Date July 5, 2000.
(b)  Inception Date March 3, 1997.
(c)  On April 29, 2002 the assets from the State Street Research
     Income Division merged into State Street Research Bond
     Income Division and the assets from the Loomis Sayles High
     Yield Bond Division merged into the Lord Abbett Bond
     Debenture Division. These investment divisions are no longer available under the Deferred Annuities and Income Annuities.
(d)  Inception Date November 9, 1998.
(e)  Inception Date May 1, 2001.


                                 B-PPA- 24

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife, was formed under laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 13 countries.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or

[SNOOPY AND WOODSTOCK GRAPHIC]
                                                                       B-PPA- 25

Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

All TSA, PEDC, Keogh and 403(a) arrangements receive tax deferral under the Internal Revenue Code and/or the plan. There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of pay-out option suited to your needs. Some of the pay-out options guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices and the amount of your purchase payment.

Group Deferred Annuities and group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.

                                   [SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]
   A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
B-PPA- 26

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. If the Calvert Social Balanced Portfolio is available to you, then you will also receive a Calvert Fund prospectus. You should read the prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following Portfolios: FI Structured Equity, FI Mid Cap Opportunities, Met/AIM Small Cap Growth, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and State Street Research Large Cap Value, which are all Class E.



The investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance and income payments based upon amounts allocated to the investment divisions may go down as well as up.



The following list of investment choices includes six portfolios that subject to state approval we anticipate will be available on or about May 1, 2002.

                                          [SNOOPY READING MENU GRAPHIC]


  Lehman Brothers(R) Aggregate Bond Index
   Portfolio
  PIMCO Total Return Portfolio
  Salomon Brothers U.S. Government
   Portfolio
  State Street Research Bond Income
   Portfolio
  Salomon Brothers Strategic Bond
   Opportunities Portfolio
  Calvert Social Balanced Portfolio
  State Street Research Diversified
   Portfolio
  Lord Abbett Bond Debenture Portfolio
  American Funds Growth-Income Portfolio
  MetLife Stock Index Portfolio
  MFS Investors Trust Portfolio
  MFS Research Managers Portfolio
  State Street Research Investment Trust
   Portfolio
  Davis Venture Value Portfolio
  FI Structured Equity Portfolio
  Harris Oakmark Large Cap Value
   Portfolio
  State Street Research Large Cap Value
   Portfolio
  American Funds Growth Portfolio
  Janus Growth Portfolio
  Putnam Large Cap Growth Portfolio
  T. Rowe Price Large Cap Growth
   Portfolio                               State Street Research Aurora Portfolio
                                           Franklin Templeton Small Cap Growth
  Met/AIM Mid Cap Core Equity Portfolio     Portfolio
  MetLife Mid Cap Stock Index Portfolio    Met/AIM Small Cap Growth Portfolio
                                           T. Rowe Price Small Cap Growth
  Harris Oakmark Focused Value Portfolio    Portfolio
  Neuberger Berman Partners Mid Cap Value
   Portfolio                               PIMCO Innovation Portfolio
  FI Mid Cap Opportunities Portfolio       Scudder Global Equity Portfolio
  Janus Mid Cap Portfolio                  MFS Research International Portfolio
  MFS Mid Cap Growth Portfolio             Morgan Stanley EAFE(R) Index Portfolio
  State Street Research Aggressive Growth
   Portfolio                               Putnam International Stock Portfolio
                                           State Street Research Concentrated
  Loomis Sayles Small Cap Portfolio         International Portfolio
                                           American Funds Global Small
  Russell 2000(R) Index Portfolio           Capitalization Portfolio



The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.

The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.


While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.

                                                                       B-PPA- 27

Subject to state approval FI Mid Cap Opportunities, FI Structured Equity, State Street Research Large Cap Value, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios will be available on or about May 1, 2002.



Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:



* Your employer, association or other group contract holder limits the available investment divisions.


*   We have restricted the available investment divisions.


*   Some of the investment divisions are not approved in your state.


* For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).


The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Zenith Fund, the Calvert Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Social Balanced and American Funds Portfolios are made available by the Calvert Fund and the American Funds, respectively, only through various insurance company annuities and life insurance policies.



The Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the State Street Research Concentrated International, the Janus Mid Cap, the Calvert Social Balanced, the Harris Oakmark Focused Value and the MFS Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.



The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Calvert Social Balanced Portfolio pays Calvert Asset Management Company, Inc. a monthly fee for


B-PPA- 28
its services as its investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, formerly known as Met Investors Advisory Corp., a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the other expenses paid by each Portfolio, are described in the applicable prospectus and SAIs for the Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds.



In addition, the Metropolitan Fund, Zenith Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund, the Zenith Fund or the Met Investors Fund. The Calvert Fund prospectus discusses different separate accounts of the various insurance companies that invest in the portfolios of the Calvert Fund. The risks of these arrangements are also discussed in each Fund's prospectus.


DEFERRED ANNUITIES
This Prospectus describes the following Deferred Annuities under which you can accumulate money:

    *   TSA (Tax Sheltered Annuity)

    *   PEDC (Public Employee Deferred Compensation)

    *   Keogh (Keogh plans under sec.401)

    *   403(a) (Qualified Annuity plans under sec.403(a))

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN
If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to

[LINUS BUILDING SAND CASTLE GRAPHIC]
These Deferred Annuities may be either issued to you as an individual or to a group (you are then a participant under the group's Deferred Annuity).
                                                                       B-PPA- 29
us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix II for specific information which applies to you.


AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you. These investment strategies are available to you without any additional charge. However, the investment strategies are not available to Keogh Deferred Annuities or other unallocated contracts. As with any investment program, no strategy can guarantee a gain - you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any of your earnings.

THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.
THE REBALANCER(SM): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.
                                                                  [SAFE GRAPHIC]

                                                                 [SCALE GRAPHIC]

                                                             [PIE CHART GRAPHIC]
B-PPA- 30

THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for your first Contract Year and $5,000 for each subsequent Contract Year. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS
You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

[GLOBE GRAPHIC]
[HOUR GLASS GRAPHIC]
You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option.
However, Federal tax rules may limit the amount and frequency of your purchase payments.
                                                                       B-PPA- 31

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $500,000. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61 (Except under a PEDC Deferred Annuity).

* For Keogh, TSA, PEDC and 403(a) Deferred Annuities, if you should leave your job.

*   Receiving systematic termination payments (described later).

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

                                                             [WOODSTOCK GRAPHIC]
B-PPA- 32

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.


[MARCIE WITH A CALCULATOR]
You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.
                                                                       B-PPA- 33

WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY
You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

If you are a member of the Michigan Education Association and employed with a school district which purchased a TSA Deferred Annuity before January 15, 1996, then you must tell us the source of money from which we may take a withdrawal. This includes salary reduction, elective deferrals, direct rollovers, direct transfers or employer contributions.

SYSTEMATIC WITHDRAWAL PROGRAM FOR TSA DEFERRED ANNUITIES

If we agree and if approved in your state for TSA Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.


If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a

       Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.
                                            [CHARLIE BROWN IN MONEY JAR GRAPHIC]

     We will withdraw your systematic withdrawal program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request. Tax law generally prohibits withdrawals from TSA
                                 Deferred Annuities before you reach age 59 1/2.

B-PPA- 34
percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (dis-

If you elect to receive payments through this program, you must either be over 59 1/2 years old or have left your job. You are not eligible for systematic withdrawals if you have an outstanding loan.
[SNOOPY AND FLYING WOODSTOCKS GRAPHIC]

If you would like to receive your systematic withdrawal payment by the first of the month, you should request that the payment date be the 20th of the prior month.

                                                                       B-PPA- 35
cussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee.

* For all contracts, except the Keogh Deferred Annuity and certain TSA Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year, if your Account Balance is less than $10,000 and if you do not make purchase payments during the year.

* For the Keogh Deferred Annuity with individual participant recordkeeping (allocated) you pay a $20 charge applied against any amounts in the Fixed Interest Account.

* For the Keogh Deferred Annuity with no individual participant recordkeeping (unallocated), there is no contract fee.


*   There is no contract fee for certain TSA Deferred Annuities.


CHARGES
There are two types of charges you pay while you have money in an investment division:
*   Insurance-related charge, and
*   Investment-related charge.

Your Account Balance will be reduced by the amount of your systematic withdrawal payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
Your Account Balance will be reduced by the amount of your systematic withdrawal payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.



The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit
                                                                          Value.
B-PPA- 36

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, for allocated Deferred Annuities, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.


PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity


MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.
                                                                       B-PPA- 37
relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:


                       During Purchase Payment/Contract Year
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%


                                                      [WOODSTOCK TYPING GRAPHIC]



  You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.
B-PPA- 38

If you are a member of the Michigan Education Association and employed by a school district which purchased a TSA Deferred Annuity before January 15, 1996, then we impose the early withdrawal charge in the above table for the first seven Contract Years.

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If you withdraw up to 10% (20% for the unallocated Keogh and certain TSA Deferred Annuities) of your Account Balance each Contract Year. This 10% (or 20%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% (or 20%) will you have to pay early withdrawal charges. If you have a Keogh Deferred Annuity, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* Systematic Termination. For unallocated Keogh and certain TSA Deferred Annuities, and the TSA Deferred Annuity for certain


We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.
Early withdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.

[FRANKLIN WITH MAGNIFYING GLASS GRAPHIC]
                                                                       B-PPA- 39

    Texas institutions of higher education which takes effect when the institution withdraws its endorsement of the TSA Deferred Annuity or if you retire or leave your job according to the requirements of the Texas Optional Retirement Program, you may withdraw your total Account Balance without an early withdrawal charge when the Account Balance is paid in annual installments based on the following percentages of your Account Balance for that year's withdrawal:

                                  Contract Year
         Year                     1*      2      3       4         5
         Percentage               20%    25%    33 1/3% 50%    remainder
         * Less that Contract Year's withdrawals.

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you begin at the beginning of the schedule listed above.

* If you are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Keogh or TSA Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974 and if your plan document defines disability, your plan's definition governs.

*   If you retire:

     -- For the Keogh, TSA and 403(a) Deferred Annuities, if there is a plan and you retire according to the requirements of the plan. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts).

     -- For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

     -- For certain TSA Deferred Annuities without a plan, if you have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts). Continuously participated means that your contract must be in existence for 10 years prior to the requested withdrawal.

B-PPA- 40

     -- For the allocated Keogh Deferred Annuity, if you have continuously participated for at least 7 years.

     --   For the PEDC Deferred Annuity, if you retire.

     -- For certain TSA Deferred Annuities, if you retired before the contract was purchased (including money transferred from other investment vehicles on a tax free basis plus earnings on that money).

*   If you leave your job:

     -- For the unallocated Keogh Deferred Annuity, however if you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

     -- For the TSA and 403(a) Deferred Annuities, only if you have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into TSA and 403(a) Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts). Continuously participated means that your contract must be in existence for 10 years prior to the requested withdrawal.

     -- For the allocated Keogh Deferred Annuity, only if you have continuously participated for at least 7 years.

     -- For PEDC, if you leave your job with the employer that bought the Deferred Annuity or the employer in whose arrangement you participate.

     -- For certain TSA Deferred Annuities, if you leave your job with the employer you had at the time you purchased this annuity.

     -- For certain TSA Deferred Annuities, if you left your job before the contract was purchased (including money transferred from other investment vehicles on a tax free basis plus earnings on that money).

* For Keogh and certain TSA Deferred Annuities, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.

* For PEDC, unallocated Keogh and certain TSA Deferred Annuities, if you suffer from an unforeseen hardship.

* For Keogh Deferred Annuities, if you make a direct transfer to another investment vehicle we have preapproved. For the unallocated Keogh Deferred Annuity, if you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

                                                                       B-PPA- 41

* If you have transferred money from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.


* For participants of Chicago Public Schools' 403(b) program, if you transfer money from the Deferred Annuity to MetLife's Retirement Options Program from April 1, 2002 through May 31, 2002.


WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY
If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transfer amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                          During Purchase Payment Year
       Year                     1     2     3     4     5    6 and Beyond
       Percentage              5%    4%    3%    2%    1%         0%

*   Amounts transferred on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                                 After the Transfer
         Year                     1     2     3     4     5    6 and Beyond
         Percentage              5%    4%    3%    2%    1%         0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

                                                             [WOODSTOCK GRAPHIC]
B-PPA- 42

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK
You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT
One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies) for TSA and 403(a) Deferred Annuities. Your beneficiary under a PEDC Deferred Annuity is the trustee or employer. Under a Keogh Deferred Annuity the death benefit is paid to the plan's trustee. If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

In each case, we deduct the amount of any outstanding loans from the death benefit.

For the allocated Keogh Deferred Annuity, your death benefit under the Deferred Annuity will be no more than your Account Balance.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.
Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. In the future, we may permit your beneficiary to have other options other than applying the death benefit to pay out option or lump sum each payment.

[MARCIE READING GRAPHIC]
There is no death benefit for the unallocated Keogh Deferred Annuity.
                                                                       B-PPA- 43

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.


PAY-OUT OPTIONS (OR INCOME OPTIONS)

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and outstanding loans), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in all states.


When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment;

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.


By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please

 The pay-out phase is often referred to as either "annuitizing" your contract or an income annuity.



   Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.
B-PPA- 44
read the sections under the "Income Annuities" heading for more information.

INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "payout" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

*   TSA

*   PEDC

*   Keogh

*   403(a)

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES

Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.

[SNOOPY SUNBATHING GRAPHIC]
Many times the Owner and the Annuitant are the same person.
                                                                       B-PPA- 45

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.
LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected

                                                       [SNOOPY ON BEACH GRAPHIC]

                         When deciding how to receive income, consider:
- The amount of income
  you need;

- The amount you expect
  to receive from other
  sources;

- The growth potential of
  other investments; and


- How long you would
  like your income to last.
B-PPA- 46
when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION
You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or transfer into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a transfer) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you transfer money from an investment division, annuity units in that investment division are liquidated.


The AIR is stated in your contract and may range from 3% to 6%.


[SNOOPY WITH ADDING MACHINE GRAPHIC]
                                                                       B-PPA- 47

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges (the net investment return). Likewise, your payments will decrease to the extent the investment experience of your chosen investment divisions is less than the AIR and Separate Account charges. A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

TRANSFERS
You may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division. There is no early withdrawal

          The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.

                                                   [WOODSTOCK AND MONEY GRAPHIC]

 Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.

B-PPA- 48
charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment division (or Fixed Income Option) to which you want to transfer; and

*   The investment division from which you want to transfer.

We may require that you use our forms to make transfers.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed our next business day.


CONTRACT FEE
A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. If you select a pay-out option under your Deferred Annuity and you purchased that Deferred Annuity at least two years ago, we will waive the contract fee.

CHARGES
There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.
                                                                       B-PPA- 49

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.


PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


FREE LOOK
You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date

                                                          [LUCY READING GRAPHIC]
You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.
B-PPA- 50
your refund request is received at your MetLife Designated Office in good order.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

*   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, the trustee of the Keogh plan (if an allocated Deferred Annuity) or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis,

[CHARLIE BROWN WITH LETTER GRAPHIC]
Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.

                                                                       B-PPA- 51
such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS


We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interests of the contract holders or the Separate Account, including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.


BY TELEPHONE OR INTERNET

You may request a variety of transactions and obtain information by telephone 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.
Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

                                                [CHARLIE BROWN ON PHONE GRAPHIC]
   You may authorize your sales representative to make telephone transactions on your behalf. You must complete our form and we must agree. This does not apply if you have a Keogh Deferred Annuity or Income Annuity.
B-PPA- 52

We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contracts owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners; including those who engage in market timing transactions.


                                                                       B-PPA- 53

VALUATION


We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under a Deferred Annuity and transfers under a Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations reflect all Separate Account charges and applicable early withdrawal charges. These figures also assume a steady annual rate of return.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges. For purposes of presentation, we may assume that certain Deferred Annuities and Income Annuities were in existence prior to their inception date. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Zenith Fund, Calvert Fund, Met

                                                  [SNOOPY AS TOWN CRIER GRAPHIC]
   All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

B-PPA- 54

Investors Fund and American Funds Portfolios. We use the actual accumulation unit or annuity unit data after the inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Zenith Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

                                                                       B-PPA- 55

VOTING RIGHTS

Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.


We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under the Keogh Deferred Annuities, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the Keogh Deferred Annuities, we will provide you with the number of copies of voting instruction soliciting material that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Zenith Fund, Met Investors Fund, Calvert Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:


*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote each Portfolio's shares based on our judgment.

B-PPA- 56

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES
All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.


The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we may pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.


We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.

From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisement in their publications or enter into other such arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts with the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.

FINANCIAL STATEMENTS
The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

[SNOOPY AND WOODSTOCK SHAKE HANDS GRAPHIC]

                                                                       B-PPA- 57

YOUR SPOUSE'S RIGHTS
If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000, except for the unallocated Keogh Deferred Annuity. For the unallocated Keogh Deferred Annuity we may cancel the Deferred Annuity if we do not receive purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. If we cancel a Deferred Annuity delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly.

You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular contract. The SAI has additional tax information.

For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities.

Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in

           Consult your own tax advisor about your circumstances, any recent tax developments and the impact of state income taxation.
B-PPA- 58
income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.


MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

GENERAL

Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

Because these products are intended for retirement, if you make withdrawals before age 59 1/2 you may incur a tax penalty.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.


The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 has made certain changes to qualified plans and IRAs, including:



* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;



*   adding "catch-up" contributions for taxpayers age 50 and above; and



*   adding enhanced portability features.



You should consult your tax adviser regarding these changes.



Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increase contribution limits for IRAs and qualified plans) expire after 2010.


PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.
There are different annual purchase payments limits for the annuities offered in this prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.


Simply stated, income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.

[PIGGY BANK GRAPHIC]
                                                                       B-PPA- 59

Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

WITHDRAWALS AND INCOME PAYMENTS

Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax.


If certain requirements are met, you may be able to transfer amounts in your contract to another eligible retirement plan or IRA. For PEDC contracts under a
Section 457(b) plan of a tax-exempt employer which is not a state or local government, you can only transfer such amounts to another PEDC plan.


Please consult the section for the type of annuity you purchased to determine if there are restrictions on withdrawals.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or;

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.


It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing a pay-out option.



If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Please consult your tax adviser.


Please be advised that new proposed regulations were issued by the Internal Revenue Service regarding required minimum distribution in January 2001. These proposed regulations are generally effective for the 2002 distribution year. The plan participant may elect, however, to compute his or her required distributions for 2001 under these new rules.

   Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. B-PPA- 60

WITHDRAWALS BEFORE AGE 59 1/2


If you receive a taxable distribution from your contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes. In general this does not apply to PEDC annuities. (However it does apply to distributions from PEDC contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.)


As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:


                                          Type of Contract
                                    -----------------------------
                                    TSA         Keogh      403(a)
                                    ---         -----      ------
In a series of substantially equal
payments made annually (or more
frequently) for life or life
expectancy, after you have
separated from service               x            x          x
After you die                        x            x          x
After you become totally disabled
(as defined in the Code)             x            x          x
To pay deductible medical expenses   x            x          x
After separation from service if
you are over age 55 at time of
separation                           x            x          x
After December 31, 1999 for IRS
levies                               x            x          x


SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)


If you are considering using the Systematic Withdrawal Program (currently only available for TSA Deferred Annuities) or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.


If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest.
MANDATORY 20% WITHHOLDING (EXCEPT PEDC)


We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. This rule does not apply to PEDC contracts under Section 457(b) plans of tax-exempt employers which are not state or local governments. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA, or another eligible retirement plan.


[SNOOPY WITH TAX BILL GRAPHIC]
                                                                       B-PPA- 61

Generally, an "eligible rollover distribution" is any amount you receive from your contract. However, it does not include distributions that are:


*   A series of substantially equal payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   Withdrawals to satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements.

You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary and if your Contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

TSA ANNUITIES

GENERAL

TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

B-PPA- 62

You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

                                                             [WOODSTOCK GRAPHIC]

WITHDRAWALS


If you are under 59 1/2, you cannot withdraw money from your contract unless the withdrawal:


* Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments).

*   Is directly transferred to other sec.403(b) arrangements;

*   Relates to amounts that are not salary reduction elective deferrals;

* Is after you die, leave your job or become disabled (as defined by the Code); or

* Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.

LOANS

If your TSA Contract permits contract loans, such loans will be made only from any Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA Contract and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your Contract will indicate whether Contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

KEOGH ANNUITIES

GENERAL

Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans.

See the general heading under Income Taxes for a brief description of the tax rules for Keogh Annuities.

PEDC
GENERAL


PEDC plans are available to state or local governments and certain tax-exempt organizations as described in sec.457(b) and 457(e)(1) of the

                                                                       B-PPA- 63

Code. The plans are not available for churches and qualified church-controlled organizations.

PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.

PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

WITHDRAWALS

Generally, monies in your Contract can not be "made available" to you until you:

*   Reach age 70 1/2

*   Leave your job

*   Have an unforeseen emergency (as defined by the Code)


The minimum distribution rules for contracts issued for PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. Consult your tax adviser.


SPECIAL RULES

Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

403(a)

GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the general heading under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

B-PPA- 64

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     5
PERFORMANCE DATA AND ADVERTISEMENT OF
     THE SEPARATE ACCOUNT............. .............     8
VOTING RIGHTS................... ...................     9
ERISA....................... .......................    10
TAXES....................... .......................    11
PERFORMANCE DATA................. ..................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....    36
FINANCIAL STATEMENTS OF METLIFE.......... ..........    88


[PEANUTS GANG GRAPHIC]

                                                                       B-PPA- 65

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                          Keogh and         PEDC
                           TSA Deferred   403(a) Deferred   Deferred and
                           and Income     and Income        Income
                           Annuities      Annuities         Annuities(1)
California...............  0.5%           0.5%              2.35%
Maine....................  --             --                --
Nevada...................  --             --                --
Puerto Rico..............  1.0%           1.0%              1.0%
South Dakota.............  --             --                --
West Virginia............  1.0%           1.0%              1.0%
Wyoming..................  --             --                --

----------------

(1) PREMIUM TAX RATES APPLICABLE TO DEFERRED AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF SEC.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "KEOGH DEFERRED AND INCOME ANNUITIES."

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.

(C)2002 METROPOLITAN LIFE INSURANCE COMPANY


                                                         [LUCY'S TAXES GRAPHICS]
B-PPA- 66

APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                                                                       B-PPA- 67

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc., New
    England Zenith Fund and Met Investors Series Trust

[ ] Calvert Social Balanced Portfolio

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company

1600 Division Road


West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road

Johnstown, PA 15904-2914

                                 [METLIFE LOGO]

                      Metropolitan Life Insurance Company
                           Home Office: New York, NY

E0204BT7C(exp0503)MLIC-LD
MLR 19000341001(0502) Printed in the U.S.A.
02040867
PPATSAPEDCPROSP(0502)

VARIABLE ANNUITY
MAY 1, 2002



                                                                       MetLife's
                                                              Preference Plus(R)
                                                                     Account for
                                                              Enhanced Contracts


PROSPECTUS



[SNOOPY GRAPHIC]                                                      MetLife(R)

                                                               MAY 1, 2002

PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuity ("income annuity").
--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through the Metropolitan Life Separate
Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series
Fund, Inc. ("Metropolitan Fund"), series of the New
England Zenith Fund ("Zenith Fund"), portfolios of the
Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series
("American Funds"). For convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.

  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    HARRIS OAKMARK FOCUSED VALUE (FORMERLY,
  PIMCO TOTAL RETURN                         HARRIS OAKMARK MID CAP VALUE)
  SALOMON BROTHERS U.S. GOVERNMENT           NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH BOND INCOME          JANUS MID CAP
  SALOMON BROTHERS STRATEGIC BOND            MFS MID CAP GROWTH
  OPPORTUNITIES                              STATE STREET RESEARCH AGGRESSIVE GROWTH
  STATE STREET RESEARCH DIVERSIFIED          LOOMIS SAYLES SMALL CAP
  LORD ABBETT BOND DEBENTURE                 RUSSELL 2000(R) INDEX
  AMERICAN FUNDS GROWTH-INCOME               STATE STREET RESEARCH AURORA (FORMERLY,
  METLIFE STOCK INDEX                        STATE STREET RESEARCH AURORA SMALL CAP
  MFS INVESTORS TRUST                        VALUE)
  MFS RESEARCH MANAGERS                      FRANKLIN TEMPLETON SMALL CAP GROWTH
  STATE STREET RESEARCH INVESTMENT TRUST     T. ROWE PRICE SMALL CAP GROWTH
  DAVIS VENTURE VALUE                        PIMCO INNOVATION
  HARRIS OAKMARK LARGE CAP VALUE             SCUDDER GLOBAL EQUITY
  AMERICAN FUNDS GROWTH                      MFS RESEARCH INTERNATIONAL
  JANUS GROWTH                               MORGAN STANLEY EAFE(R) INDEX
  PUTNAM LARGE CAP GROWTH                    PUTNAM INTERNATIONAL STOCK
  T. ROWE PRICE LARGE CAP GROWTH             AMERICAN FUNDS GLOBAL SMALL
  METLIFE MID CAP STOCK INDEX                CAPITALIZATION



HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, the Income Annuities and Metropolitan Life Separate
Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2002. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page C-PPA-67 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732



                          [SNOOPY WITH BRIEFCASE GRAPHIC]
The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Met Investors
Fund and American Funds prospectuses which are attached to the back of this Prospectus. You should also read these Prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.

DEFERRED ANNUITIES AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  Unallocated Keogh

INCOME ANNUITY AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  Unallocated Keogh

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;




     --  federally insured or guaranteed; or





     --  endorsed by any bank or other financial institution.


                                 [METLIFE LOGO]

      TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW........... ...........   C-PPA-4
TABLE OF EXPENSES.................. ..................   C-PPA-7
ACCUMULATION UNIT VALUES TABLE............ ...........  C-PPA-14
METLIFE....................... .......................  C-PPA-22
METROPOLITAN LIFE SEPARATE ACCOUNT E......... ........  C-PPA-22
VARIABLE ANNUITIES.................. .................  C-PPA-22
   A Deferred Annuity.................................  C-PPA-23
   An Income Annuity..................................  C-PPA-23
YOUR INVESTMENT CHOICES............... ...............  C-PPA-24
DEFERRED ANNUITIES.................. .................  C-PPA-26
   The Deferred Annuity and Your Retirement Plan......  C-PPA-26
   Automated Investment Strategies....................  C-PPA-27
   Purchase Payments..................................  C-PPA-28
      Allocation of Purchase Payments.................  C-PPA-28
      Automated Purchase Payments.....................  C-PPA-28
      Limits on Purchase Payments.....................  C-PPA-29
   The Value of Your Investment.......................  C-PPA-29
   Transfers..........................................  C-PPA-30
   Access to Your Money...............................  C-PPA-31
      Systematic Withdrawal Program...................  C-PPA-31
      Minimum Distribution............................  C-PPA-33
   Contract Fee.......................................  C-PPA-33
   Charges............................................  C-PPA-33
      Insurance-Related Charge........................  C-PPA-33
      Investment-Related Charge.......................  C-PPA-33
   Premium and Other Taxes............................  C-PPA-34
   Early Withdrawal Charges...........................  C-PPA-34
      When No Early Withdrawal Charge Applies.........  C-PPA-35
      When A Different Early Withdrawal Charge May
        Apply.........................................  C-PPA-38
   Free Look..........................................  C-PPA-39
   Death Benefit......................................  C-PPA-39
   Pay-out Options (or Income Options)................  C-PPA-40
INCOME ANNUITY.................... ...................  C-PPA-41
   Income Payment Types...............................  C-PPA-42
   Minimum Size of Your Income Payment................  C-PPA-43
   The Value of Your Income Payments..................  C-PPA-43
   Transfers..........................................  C-PPA-45


C-PPA- 2

   Contract Fee.......................................  C-PPA-45
   Charges............................................  C-PPA-45
      Insurance-Related Charge........................  C-PPA-45
      Investment-Related Charge.......................  C-PPA-46
   Premium and Other Taxes............................  C-PPA-46
   Free Look..........................................  C-PPA-46
GENERAL INFORMATION................. .................  C-PPA-47
   Administration.....................................  C-PPA-47
      Purchase Payments...............................  C-PPA-47
      Confirming Transactions.........................  C-PPA-47
      Processing Transactions.........................  C-PPA-48
        By Telephone or Internet......................  C-PPA-48
        After Your Death..............................  C-PPA-49
        Third Party Requests..........................  C-PPA-49
        Valuation.....................................  C-PPA-49
   Advertising Performance............................  C-PPA-50
   Changes to Your Deferred Annuity or Income
      Annuity ........................................  C-PPA-51
   Voting Rights......................................  C-PPA-51
   Who Sells the Deferred Annuities and Income
      Annuities ......................................  C-PPA-52
   Financial Statements...............................  C-PPA-53
   Your Spouse's Rights...............................  C-PPA-53
   When We Can Cancel Your Deferred Annuity or Income
      Annuity.........................................  C-PPA-53
INCOME TAXES..................... ....................  C-PPA-54
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION.................... ....................  C-PPA-67
APPENDIX FOR PREMIUM TAX TABLE............ ...........  C-PPA-68


MetLife does not intend to offer the Deferred Annuities or income annuity anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or income annuity other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                        C-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW
ACCOUNT BALANCE


When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.


ACCUMULATION UNIT VALUE


With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ANNUITY UNIT VALUE


With an Income Annuity or variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the New York Stock Exchange is open for regular trading. The Exchange usually closes at 4 p.m. but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. You as the participant or annuitant receive a certificate under the Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

[SNOOPY WITH POINTER GRAPHIC]

C-PPA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, for the unallocated Keogh Deferred Annuity depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 month period after the contract is issued.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange".

INVESTMENT DIVISION


Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Funds.


METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE


The MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to make a request is 1-800-638-7732.


SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income

                                                                        C-PPA- 5

Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity or the participant or annuitant for whom money is invested under group arrangements. In cases where we are referring to giving instructions or making payments to us for the unallocated Keogh Deferred Annuity, "you" means the trustee of the Keogh plan.

C-PPA- 6

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES



The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses of Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. The Portfolios listed below are Class A except for Portfolios of the American Funds, which are Class 2 Portfolios. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment. These examples assume that reimbursement and/or waiver of expenses was in effect.

--------------------------------------------------------------------------------

Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds expenses for the fiscal year ending December 31, 2001:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .20%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................              .95%



METROPOLITAN FUND ANNUAL EXPENSES (as a percentage of average net assets)


                                                                      B
                                                     A          OTHER EXPENSES
                                                 MANAGEMENT         BEFORE
                                                    FEES        REIMBURSEMENT
------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio..................................       .25               .13
State Street Research Diversified
  Portfolio (4)(5)...........................       .43               .06
MetLife Stock Index Portfolio................       .25               .06
State Street Research Investment Trust
  Portfolio (4)(5)...........................       .48               .05
Harris Oakmark Large Cap Value
  Portfolio (4)(5)...........................       .75               .11
Janus Growth Portfolio (4)(10)...............       .80              1.46
Putnam Large Cap Growth
  Portfolio (4)(6)(10).......................       .80               .32
T. Rowe Price Large Cap Growth
  Portfolio (4)(5)...........................       .63               .13
MetLife Mid Cap Stock Index
  Portfolio (6)(10)..........................       .25               .27
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5)...........................       .69               .12
Janus Mid Cap Portfolio (4)..................       .67               .07
State Street Research Aggressive Growth
  Portfolio (4)(5)...........................       .71               .06
Russell 2000(R) Index Portfolio (6)(10)......       .25               .31

                                                   A+B=C                           C-D=E
                                               TOTAL EXPENSES         D        TOTAL EXPENSES
                                               BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
                                               REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  ----------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio..................................        .38              .00            .38
State Street Research Diversified
  Portfolio (4)(5)...........................        .49              .00            .49
MetLife Stock Index Portfolio................        .31              .00            .31
State Street Research Investment Trust
  Portfolio (4)(5)...........................        .53              .00            .53
Harris Oakmark Large Cap Value
  Portfolio (4)(5)...........................        .86              .00            .86
Janus Growth Portfolio (4)(10)...............       2.26             1.31            .95
Putnam Large Cap Growth
  Portfolio (4)(6)(10).......................       1.12              .12           1.00
T. Rowe Price Large Cap Growth
  Portfolio (4)(5)...........................        .76              .00            .76
MetLife Mid Cap Stock Index
  Portfolio (6)(10)..........................        .52              .07            .45
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5)...........................        .81              .00            .81
Janus Mid Cap Portfolio (4)..................        .74              .00            .74
State Street Research Aggressive Growth
  Portfolio (4)(5)...........................        .77              .00            .77
Russell 2000(R) Index Portfolio (6)(10)......        .56              .01            .55


                                       C-PPA- 7

                                                                            B              A+B=C
                                                           A          OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                      MANAGEMENT         BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (continued)       FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------------
State Street Research Aurora Portfolio (4)(7)...          .85               .13              .98
Franklin Templeton Small Cap Growth
  Portfolio (4)(10)...................                    .90              1.79             2.69
T. Rowe Price Small Cap Growth Portfolio (4)...           .52               .09              .61
Scudder Global Equity Portfolio (4)...                    .62               .18              .80
Morgan Stanley EAFE(R) Index Portfolio (10)...            .30               .52              .82
Putnam International Stock Portfolio (4)(5)...            .90               .26             1.16

                                                                        C-D=E
                                                           D        TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                       WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
State Street Research Aurora Portfolio (4)(7)...           .00            .98
Franklin Templeton Small Cap Growth
  Portfolio (4)(10)...................                    1.64           1.05
T. Rowe Price Small Cap Growth Portfolio (4)...            .00            .61
Scudder Global Equity Portfolio (4)...                     .00            .80
Morgan Stanley EAFE(R) Index Portfolio (10)...             .07            .75
Putnam International Stock Portfolio (4)(5)...             .00           1.16


                                                                B              A+B=C
                                               A          OTHER EXPENSES   TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                MANAGEMENT         BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)       FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (10)....................          .55               .18              .73
State Street Research Bond Income
  Portfolio (4)(11).................          .40               .09              .49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (7).......          .65               .19              .84
MFS Investors Trust Portfolio (10)...         .75               .62             1.37
MFS Research Managers
  Portfolio (5)(10).................          .75               .31             1.06
Davis Venture Value Portfolio (4)(5)...       .75               .08              .83
Harris Oakmark Focused Value
  Portfolio (5)(7)..................          .75               .12              .87
Loomis Sayles Small Cap
  Portfolio (4)(5)(7)...............          .90               .10             1.00

                                                            C-D=E
                                               D        TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio (10)....................           .03            .70
State Street Research Bond Income
  Portfolio (4)(11).................           .00            .49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (7).......           .00            .84
MFS Investors Trust Portfolio (10)...          .47            .90
MFS Research Managers
  Portfolio (5)(10).................           .16            .90
Davis Venture Value Portfolio (4)(5)...        .00            .83
Harris Oakmark Focused Value
  Portfolio (5)(7)..................           .00            .87
Loomis Sayles Small Cap
  Portfolio (4)(5)(7)...............           .00           1.00


                                 C-PPA- 8

MET INVESTORS FUND
                                                            B              A+B=C
                                             A        OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                          MANAGEMENT       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)     FEES      REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (8)....        0.50          0.65              1.15
Lord Abbett Bond Debenture
  Portfolio (8)(11).................        0.60          0.12              0.72
MFS Mid Cap Growth Portfolio (4)(8)...      0.65          1.70              2.35
PIMCO Innovation Portfolio (8)......        1.05          2.92              3.97
MFS Research International
  Portfolio (4)(8)..................        0.80          4.28              5.08

MET INVESTORS FUND
                                                            C-D=E
                                               D        TOTAL EXPENSES
ANNUAL EXPENSES                             WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
PIMCO Total Return Portfolio (8)....          0.50           0.65
Lord Abbett Bond Debenture
  Portfolio (8)(11).................          0.02           0.70
MFS Mid Cap Growth Portfolio (4)(8)...        1.55           0.80
PIMCO Innovation Portfolio (8)......          2.87           1.10
MFS Research International
  Portfolio (4)(8)..................          4.08           1.00



AMERICAN FUNDS CLASS 2

                                             A              B
ANNUAL EXPENSES                          MANAGEMENT       12b-1
(as a percentage of average net assets)     FEES           FEES
--------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (4)(9)...                      0.33           0.25
American Funds Growth
  Portfolio (4)(9)...                      0.37           0.25
American Funds Global Small
  Capitalization Portfolio (4)(9)...       0.80           0.25

AMERICAN FUNDS CLASS 2
                                               C             A+B+C=D
                                         OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                              BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT    REIMBURSEMENT
---------------------------------------  -------------------------------
American Funds Growth-Income
  Portfolio (4)(9)...                         0.02             0.60
American Funds Growth
  Portfolio (4)(9)...                         0.01             0.63
American Funds Global Small
  Capitalization Portfolio (4)(9)...          0.03             1.08

AMERICAN FUNDS CLASS 2
                                                            D-E=F
                                               E        TOTAL EXPENSES
ANNUAL EXPENSES                             WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
American Funds Growth-Income
  Portfolio (4)(9)...                         0.00           0.60
American Funds Growth
  Portfolio (4)(9)...                         0.00           0.63
American Funds Global Small
  Capitalization Portfolio (4)(9)...          0.00           1.08


                                       C-PPA- 9

EXAMPLE
If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets(12):

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............      $76          $ 87          $100          $161
PIMCO Total Return Division.................................       79            95           114           191
Salomon Brothers U.S. Government Division...................       80            97           117           197
State Street Research Bond Income Division..................       78            90           106           173
Salomon Brothers Strategic Bond Opportunities Division......       81           101           124           212
State Street Research Diversified Division..................       78            90           106           173
Lord Abbett Bond Debenture Division.........................       80            97           117           197
American Funds Growth-Income Division.......................       79            94           111           186
MetLife Stock Index Division................................       76            85            96           153
MFS Investors Trust Division................................       82           103           127           218
MFS Research Managers Division..............................       82           103           127           218
State Street Research Investment Trust Division.............       78            92           108           178
Davis Venture Value Division................................       81           101           124           211
Harris Oakmark Large Cap Value Division.....................       81           102           125           214
American Funds Growth Division..............................       79            95           113           189
Janus Growth Division.......................................       82           105           130           224
Putnam Large Cap Growth Division............................       83           106           133           229
T. Rowe Price Large Cap Growth Division.....................       80            99           120           203
MetLife Mid Cap Stock Index Division........................       77            89           103           169
Harris Oakmark Focused Value Division.......................       81           102           126           215
Neuberger Berman Partners Mid Cap Value Division............       81           100           123           209
Janus Mid Cap Division......................................       80            98           119           201
MFS Mid Cap Growth Division.................................       81           100           122           208
State Street Research Aggressive Growth Division............       80            99           121           204
Loomis Sayles Small Cap Division............................       83           106           133           229
Russell 2000(R) Index Division..............................       78            92           109           180
State Street Research Aurora Division.......................       83           106           132           227
Franklin Templeton Small Cap Growth Division................       83           108           135           234
T. Rowe Price Small Cap Growth Division.....................       79            94           112           187
PIMCO Innovation Division...................................       84           109           138           240
Scudder Global Equity Division..............................       81           100           122           208
MFS Research International Division.........................       80            97           117           197
Morgan Stanley EAFE(R) Index Division.......................       80            98           119           202
Putnam International Stock Division.........................       84           111           141           246
American Funds Global Small Capitalization Division.........       84           109           137           238


                                 C-PPA- 10

If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (12)(13);

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............      $14           $42          $ 73          $161
PIMCO Total Return Division.................................       16            51            88           191
Salomon Brothers U.S. Government Division...................       17            52            90           197
State Street Research Bond Income Division..................       15            46            79           173
Salomon Brothers Strategic Bond Opportunities Division......       18            57            98           212
State Street Research Diversified Division..................       15            46            79           173
Lord Abbett Bond Debenture Division.........................       17            52            90           197
American Funds Growth-Income Division.......................       16            49            85           186
MetLife Stock Index Division................................       13            40            70           153
MFS Investors Trust Division................................       19            59           101           218
MFS Research Managers Division..............................       19            59           101           218
State Street Research Investment Trust Division.............       15            47            81           178
Davis Venture Value Division................................       18            56            97           211
Harris Oakmark Large Cap Value Division.....................       19            57            99           214
American Funds Growth Division..............................       16            50            87           189
Janus Growth Division.......................................       19            60           104           224
Putnam Large Cap Growth Division............................       20            62           106           229
T. Rowe Price Large Cap Growth Division.....................       18            54            94           203
MetLife Mid Cap Stock Index Division........................       14            45            77           169
Harris Oakmark Focused Value Division.......................       19            58            99           215
Neuberger Berman Partners Mid Cap Value Division............       18            56            96           209
Janus Mid Cap Division......................................       17            54            92           201
MFS Mid Cap Growth Division.................................       18            56            96           208
State Street Research Aggressive Growth Division............       18            55            94           204
Loomis Sayles Small Cap Division............................       20            62           106           229
Russell 2000(R) Index Division..............................       15            48            82           180
State Street Research Aurora Division.......................       20            61           105           227
Franklin Templeton Small Cap Growth Division................       21            63           109           234
T. Rowe Price Small Cap Growth Division.....................       16            50            86           187
PIMCO Innovation Division...................................       21            65           111           240
Scudder Global Equity Division..............................       18            56            96           208
MFS Research International Division.........................       20            62           106           229
Morgan Stanley EAFE(R) Index Division.......................       17            54            93           202
Putnam International Stock Division.........................       22            67           114           246
American Funds Global Small Capitalization Division.........       21            64           110           238


                                      C-PPA- 11

(1) THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

(2) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

(3) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE
    ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE.

(4) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.


(5) CERTAIN METROPOLITAN FUND AND ZENITH FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, EACH FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND ZENITH FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS.



(6) METLIFE ADVISERS, LLC ("METLIFE ADVISERS") AGREED TO PAY ALL EXPENSES (OTHER THAN MANAGEMENT FEES, BROKERAGE COMMISSIONS, TAXES, INTEREST AND EXTRAORDINARY OR NON-RECURRING EXPENSES) (HEREAFTER "EXPENSES") IN EXCESS OF .30% OF THE AVERAGE NET ASSETS FOR THE RUSSELL 2000(R) INDEX PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS FOR THE METLIFE MID CAP STOCK INDEX AND PUTNAM LARGE CAP GROWTH PORTFOLIOS THROUGH APRIL 30, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS EXPENSES REIMBURSED IN CALENDAR YEAR 2001. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.



(7) METLIFE ADVISERS AGREED TO PAY ALL OPERATING EXPENSES OTHER THAN AMORTIZATION OF EXPENSES, BROKERAGE COSTS, INTEREST, TAXES OR OTHER EXTRAORDINARY EXPENSES, IN EXCESS OF 1.00% OF THE AVERAGE NET ASSETS FOR THE LOOMIS SAYLES SMALL CAP PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS OF THE STATE STREET RESEARCH AURORA PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY THE OPERATING EXPENSES OF THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES AND HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS (EXCLUSIVE OF ANY BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) IN EXCESS OF 0.90% OF AVERAGE NET ASSETS THROUGH APRIL 30, 2002. THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES, THE LOOMIS SAYLES SMALL CAP, THE STATE STREET RESEARCH AURORA AND THE HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS' EXPENSES DID NOT EXCEED THESE LIMITATIONS FOR THE YEAR ENDED DECEMBER 31, 2001.



(8) CLASS A SHARES OF THE MFS MID CAP GROWTH, MFS RESEARCH INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS BEGAN OPERATIONS ON MAY 1,2001. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR THESE PORTFOLIOS REFLECTS ANNUALIZED EXPENSES FOR THE FULL CALENDAR YEAR 2001. CLASS A SHARES FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO BEGAN OPERATIONS ON FEBRUARY 12, 2001. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THIS PORTFOLIO REFLECTS AN ESTIMATE OF EXPENSES FOR THE CALENDAR YEAR 2002 AND IS BASED UPON OTHER SHARE CLASS EXPENSE EXPERIENCE.



    MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2003, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSE AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: .65% FOR THE PIMCO TOTAL RETURN PORTFOLIO, 1.10% FOR THE PIMCO INNOVATION PORTFOLIO, .80% FOR THE MFS MID CAP GROWTH PORTFOLIO, 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO AND .70% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. FOR THE MFS MID CAP GROWTH, MFS RESEARCH INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS, THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WAS IN EFFECT FOR THE ENTIRE CALENDAR YEAR 2001. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(9) THE AMERICAN FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN THE FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS 2 SHARES OF THE
    AMERICAN FUNDS.


                                 C-PPA- 12

(10)PURSUANT TO EXPENSE AGREEMENTS, METLIFE ADVISERS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) ("OPERATING EXPENSES") AS NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                           0.75
PUTNAM LARGE CAP GROWTH PORTFOLIO                                1.00
METLIFE MID CAP STOCK INDEX PORTFOLIO                            0.45
RUSSELL 2000(R) INDEX PORTFOLIO                                  0.55
JANUS GROWTH PORTFOLIO                                           0.95
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.05
MFS INVESTORS TRUST PORTFOLIO                                    0.90
MFS RESEARCH MANAGERS PORTFOLIO                                  0.90
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO                       0.70



     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses falls below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2003. The "Other Expenses Before Reimbursement" information for the Morgan Stanley EAFE(R) INDEX, THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS ASSUMES NO REDUCTION OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THE MORGAN STANLEY EAFE(R) INDEX PORTFOLIO RESTATED REFLECTS EXPENSES AS IF THE EXPENSE AGREEMENT WAS IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION REFLECTS EXPENSES WAIVED OR REIMBURSED IN THE CALENDAR YEAR 2001 FOR THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(11)ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.



(12)THESE EXAMPLES ASSUME THAT REIMBURSEMENT AND/OR WAIVER OF EXPENSES WAS IN EFFECT.



(13)THIS EXAMPLE ASSUMES NO EARLY WITHDRAWAL CHARGES ARE APPLICABLE. IN ORDER TO MAKE THIS ASSUMPTION FOR A PAY-OUT OPTION UNDER YOUR
    DEFERRED ANNUITY, WE ALSO ASSUMED THAT YOU SELECTED AN INCOME
    PAYMENT TYPE UNDER WHICH YOU WILL RECEIVE PAYMENTS OVER YOUR
    LIFETIME OR FOR A PERIOD OF AT LEAST FIVE FULL YEARS.


                                      C-PPA- 13

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an accumulation unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Accumulation Unit
     Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Lehman Brothers(R) Aggregate Bond Division.... 2001      $10.92            $11.62            134
                                               2000        9.89             10.92             65
                                               1999       10.12              9.89             61
                                               1998       10.00(d)          10.12             11

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


PIMCO Total Return Division................... 2001       10.00(e)          10.57             11


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division..... 2001       14.56(e)          15.40             32


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


[LUCY WITH STOCK TICKER GRAPHIC]
                                 C-PPA- 14

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


State Street Research Income Division (c)..... 2001      $37.87            $40.64             98
                                               2000       34.38             37.87            106
                                               1999       35.52             34.38            114
                                               1998       32.77             35.52            161
                                               1997       30.13             32.77            139
                                               1996       29.36             30.13            128
                                               1995       24.79             29.36            123
                                               1994       25.83             24.79            125
                                               1993       23.43             25.83            151
                                               1992       22.12             23.43              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division.................................... 2001       15.65(e)          16.56              2


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

State Street Research Diversified Division.... 2001       42.89             39.79            295
                                               2000       42.85             42.89            354
                                               1999       39.79             42.85            365
                                               1998       33.57             39.79            415
                                               1997       28.11             33.57            390
                                               1996       24.78             28.11            371
                                               1995       19.69             24.78            346
                                               1994       20.51             19.69            341
                                               1993       18.36             20.51            360
                                               1992       16.93             18.36             50
                                               1991       13.68             16.93              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


                                      C-PPA- 15

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Loomis Sayles High Yield Bond Division (c).... 2001      $11.05            $10.80             38
                                               2000       11.26             11.05             33
                                               1999        9.65             11.26             35
                                               1998       10.53              9.65             33
                                               1997       10.00(b)          10.53             15

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


American Funds Growth-Income Division......... 2001       91.20(e)          92.64              1


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

MetLife Stock Index Division.................. 2001       44.36             38.60            706
                                               2000       49.39             44.36            793
                                               1999       41.28             49.39            733
                                               1998       32.50             41.28            748
                                               1997       24.83             32.50            701
                                               1996       20.44             24.83            629
                                               1995       15.07             20.44            518
                                               1994       15.04             15.07            432
                                               1993       13.86             15.04            399
                                               1992       13.02             13.86             12


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


MFS Investors Trust Division.................. 2001       10.11(e)           8.42              2


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


MFS Research Managers Division................ 2001       11.36(e)           8.90              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


                                 C-PPA- 16

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
State Street Research Investment Trust
  Division.................................... 2001      $83.10            $68.31            327
                                               2000       89.41             83.10            396
                                               1999       76.19             89.41            399
                                               1998       60.00             76.19            445
                                               1997       47.19             60.00            443
                                               1996       38.99             47.19            402
                                               1995       29.57             38.99            334
                                               1994       30.85             29.57            296
                                               1993       27.22             30.85            258
                                               1992       24.63             27.22              5


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Davis Venture Value Division.................. 2001       31.36             27.60             17
                                               2000       30.70(a)          31.36              4


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division....... 2001        9.98             11.70            100
                                               2000        8.96              9.98             12
                                               1999        9.72              8.96             15
                                               1998       10.00(d)           9.72              2

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


American Funds Growth Division................ 2001      153.64(e)         124.56              2


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Janus Growth Division......................... 2001       10.00(e)           7.77              8


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


                                      C-PPA- 17

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Putnam Large Cap Growth Division.............. 2001      $ 7.25            $ 4.97             36
                                               2000        9.82(a)           7.25              5


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division....... 2001       13.14             11.73             58
                                               2000       13.33             13.14             78
                                               1999       11.01             13.33             29
                                               1998       10.00(d)          11.01              3

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division.......... 2001       10.64             10.41             63
                                               2000       10.00(a)          10.64             20


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Harris Oakmark Focused Value Division......... 2001       21.87(e)          27.50             24


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value
  Division.................................... 2001       15.88             15.34             41
                                               2000       12.50             15.88             33
                                               1999       10.73             12.50              8
                                               1998       10.00(d)          10.73              5

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


                                 C-PPA- 18

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Janus Mid Cap Division........................ 2001      $26.00            $16.14            211
                                               2000       38.18             26.00            294
                                               1999       17.29             38.18            239
                                               1998       12.72             17.29            100
                                               1997       10.00(b)          12.72             54
GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


MFS Mid Cap Growth Division................... 2001       10.00(e)           8.44              5


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


State Street Research Aggressive Growth
  Division.................................... 2001       51.71             39.05            238
                                               2000       56.52             51.71            266
                                               1999       42.82             56.52            265
                                               1998       38.02             42.82            321
                                               1997       35.98             38.02            340
                                               1996       33.72             35.98            341
                                               1995       26.29             33.72            254
                                               1994       27.05             26.29            189
                                               1993       22.26             27.05            163
                                               1992       20.37             22.26              1


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Loomis Sayles Small Cap Division.............. 2001       26.04             23.52              7
                                               2000       26.26(a)          26.04              3


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Russell 2000(R) Index Division................ 2001       12.20             12.19             48
                                               2000       12.81             12.20             59
                                               1999       10.53             12.81             37
                                               1998       10.00(d)          10.53             16

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


                                      C-PPA- 19

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


State Street Research Aurora Division......... 2001      $12.27            $14.09             91
                                               2000       10.00(a)          12.27             30


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth
  Division.................................... 2001       10.00(e)           8.82              7


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division....... 2001       13.79             12.43             98
                                               2000       15.32             13.79            110
                                               1999       12.08             15.32             75
                                               1998       11.79             12.08             94
                                               1997       10.00(b)          11.79             85

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


PIMCO Innovation Division..................... 2001       10.00(e)           7.46              5


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Scudder Global Equity Division................ 2001       15.10             12.55             50
                                               2000       15.49             15.10             64
                                               1999       12.49             15.49             64
                                               1998       10.88             12.49             88
                                               1997       10.00(b)          10.88             62

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


MFS Research International Division........... 2001       10.00(e)           8.75              1


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


                                 C-PPA- 20

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Morgan Stanley EAFE(R) Index Division......... 2001      $11.32            $ 8.77             78
                                               2000       13.36             11.32             63
                                               1999       10.80             13.36             50
                                               1998       10.00(d)          10.80             13

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Putnam International Stock Division........... 2001       16.88             13.28            262
                                               2000       18.96             16.88            284
                                               1999       16.43             18.96            272
                                               1998       13.54             16.43            318
                                               1997       13.99             13.54            324
                                               1996       14.38             13.99            368
                                               1995       14.40             14.38            396
                                               1994       13.84             14.40            446
                                               1993        9.45             13.84            339
                                               1992       10.63              9.45              1


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Global Small Capitalization
  Division.................................... 2001       15.96(e)          13.78              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


----------------------------------------


In addition to the above mentioned Accumulation Units, there were cash reserves of $56,293,338 as of December 31, 2001, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.



(a) Inception Date July 5, 2000.



(b) Inception Date March 3, 1997.



(c) On April 29, 2002 the assets from the State Street Research Income Division merged into State Street Research Bond Income Division and the assets from the Loomis Sayles High Yield Bond Division merged into the Lord Abbett Bond Debenture Division. These investment divisions are no longer available under the Deferred Annuities and Income Annuities.



(d) Inception Date November 9, 1998.



(e) Inception Date May 1, 2001.


                                      C-PPA- 21

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. Headquartered in New York City, we are is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 13 countries.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on

                                                          [SNOOPY AND WOODSTOCK]
C-PPA- 22
the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life and the death benefit, for acquiring the Deferred Annuity.

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of pay-out option suited to your needs. Some of the pay-out options guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices and the amount of your purchase payment.

[SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]

The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to an employer, association, trust or other group for its employees, members or participants.

An Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
                                                                       C-PPA- 23

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds Portfolios, which are Class 2.



The investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.


                                        [SNOOPY READING MENU GRAPHIC]


  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX
  PORTFOLIO
  PIMCO TOTAL RETURN PORTFOLIO
  SALOMON BROTHERS U.S. GOVERNMENT
  PORTFOLIO
  STATE STREET RESEARCH BOND INCOME
  PORTFOLIO
  SALOMON BROTHERS STRATEGIC BOND
  OPPORTUNITIES
    PORTFOLIO
  STATE STREET RESEARCH DIVERSIFIED
  PORTFOLIO
  LORD ABBETT BOND DEBENTURE PORTFOLIO
  AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
  METLIFE STOCK INDEX PORTFOLIO
  MFS INVESTORS TRUST PORTFOLIO
  MFS RESEARCH MANAGERS PORTFOLIO
  STATE STREET RESEARCH INVESTMENT TRUST
  PORTFOLIO
  DAVIS VENTURE VALUE PORTFOLIO
  HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO
  AMERICAN FUNDS GROWTH PORTFOLIO
  JANUS GROWTH PORTFOLIO
  PUTNAM LARGE CAP GROWTH PORTFOLIO
  T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
  METLIFE MID CAP STOCK INDEX PORTFOLIO
  HARRIS OAKMARK FOCUSED VALUE PORTFOLIO       FRANKLIN TEMPLETON SMALL CAP GROWTH
  NEUBERGER BERMAN PARTNERS MID CAP VALUE      PORTFOLIO
  PORTFOLIO                                    T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
  JANUS MID CAP PORTFOLIO                      PIMCO INNOVATION PORTFOLIO
  MFS MID CAP GROWTH PORTFOLIO                 SCUDDER GLOBAL EQUITY PORTFOLIO
  STATE STREET RESEARCH AGGRESSIVE GROWTH      MFS RESEARCH INTERNATIONAL PORTFOLIO
  PORTFOLIO                                    MORGAN STANLEY EAFE(R) INDEX PORTFOLIO
  LOOMIS SAYLES SMALL CAP PORTFOLIO            PUTNAM INTERNATIONAL STOCK PORTFOLIO
  RUSSELL 2000(R) INDEX PORTFOLIO              AMERICAN FUNDS GLOBAL SMALL
  STATE STREET RESEARCH AURORA PORTFOLIO       CAPITALIZATION PORTFOLIO



Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The contract or other


The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.



    The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.



   While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. C-PPA- 24 correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:



* Your employer, association or other group contract holder limits the available investment divisions.


*   We have restricted the available investment divisions.

* For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).


The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Zenith Fund, the Met Investors Fund or the American Funds invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and insurance policies.



The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the Janus Mid Cap, the Harris Oakmark Focused Value and the MFS Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.



The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, formerly known as Met Investors Advisory Corp., a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Funds.



In addition, the Metropolitan Fund, Zenith Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund, the Zenith Fund or the Met Investors Fund. The risks of these arrangements are also discussed in each Fund's prospectus.


                                                                       C-PPA- 25

DEFERRED ANNUITIES
This Prospectus describes the following Deferred Annuities under which you can accumulate money:

* Non-Qualified           * Roth IRAs (Roth
* Traditional IRA           Individual Retirement
  (Individual Retirement    Annuities)
  Annuities)              * Unallocated Keogh

[LINUS BUILDING SAND CASTLE]

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN


If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected.


C-PPA- 26

AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to you. These investment strategies are available to you without any additional charges. However, the investment strategies are not available for the unallocated Keogh Deferred Annuities. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM) An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any earnings.

THE EQUALIZER(SM) You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and, your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(SM) You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

THE INDEX SELECTOR(SM) You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. Also, these strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.
[SAFE GRAPHIC]
[SCALE GRAPHIC]
[PIE CHART GRAPHIC]

[GLOBE GRAPHIC]
                                                                       C-PPA- 27

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

THE ALLOCATOR(SM) Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, check-o-matic, salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change, as long as it is within 30 days after we receive the request.

AUTOMATED PURCHASE PAYMENTS

If you purchase a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction," your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic" your bank deducts money from your bank account and makes the purchase payment for you.

                                                            [HOUR GLASS GRAPHIC]
 You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments. C-PPA- 28

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $500,000. For the unallocated Keogh Deferred Annuity, we limit purchase payments to $5,000,000 per year. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

* For the unallocated Keogh Deferred Annuity, a withdrawal should you leave your job.

* For certain Deferred Annuities, you may no longer make purchase payments if you retire.

*   Receiving systematic termination payments (described later).

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

[WOODSTOCK GRAPHIC]
                                                                       C-PPA- 29

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525. ($500 x 1.05 = $525)

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475. ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.
Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.


                                                           [GIRL ADDING GRAPHIC]
You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.

       Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.
C-PPA- 30

WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY

You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment division (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

SYSTEMATIC WITHDRAWAL PROGRAM


If you have certain Non-Qualified or IRA Deferred Annuities, subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.


If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive


[CHARLIE BROWN IN MONEY JAR GRAPHIC]

We will withdraw your systematic withdrawal program payments from the Fixed Interest Account or the investment divisions you select either pro rata or in the proportions you request.

[SNOOPY AND FLYING WOODSTOCKS GRAPHIC]
                                                                       C-PPA- 31
payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account

 If you would like to receive your systematic withdrawal payment by the first of the month, you should request that the payment date be the 20th day of the month.

Your Account Balance will be reduced by the amount of your systematic withdrawal payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.


C-PPA- 32

Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than a certain amount.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).
INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment manager for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares

The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges every time we calculate the Accumulation Unit Value.

MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.

[WOODSTOCK TYPING GRAPHIC]
                                                                       C-PPA- 33
available to the Deferred Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis

C-PPA- 34
and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                           During Purchase Payment Year



    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

Early withdrawal charges may be waived for certain Deferred Annuities because we have reduced sales costs associated with them.

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

* On transfers you make among the investment divisions or to the Fixed Interest Account.

*   On withdrawals of purchase payments you made over seven years ago.

You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.

We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.

                                             [BOY WITH MAGNIFYING GLASS GRAPHIC]
                                                                       C-PPA- 35

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).


* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction, except if your spouse is substituted as the purchaser of the Deferred Annuity and continues the contract.


* If you withdraw the permitted free withdrawal each Contract Year. This total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds the specified percentage will you have to pay early withdrawal charges. For the unallocated Keogh and certain other Deferred Annuities, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.

The percentage of your Account Balance you are permitted without an early withdrawal charge is for:

     --   Unallocated Keogh Deferred Annuity, 20%.

     -- Non-Qualified and IRA Deferred Annuities (depending on the contract's terms), either 10% of your Account Balance or 10% of your Fixed Interest Account balance only.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exemption does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* Except for the unallocated Keogh Deferred Annuity, if your contract provides for this, and the provision is approved in your state, on your first withdrawal to which an early withdrawal charge would otherwise apply and either you or your spouse:

     -- Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

     -- Is diagnosed with a terminal illness and not expected to live more than a year.

* On Systematic Termination. For the unallocated Keogh Deferred Annuity, if the contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early withdrawal charges. You may ask to receive your money in annual

 Early withdrawal charges never apply to transfers among investment divisions or transfers to the Fixed Interest Account.
C-PPA- 36
    installments based on the following percentages of your Account Balance for that year's withdrawal:

                       Contract Year
     1*          2          3          4            5
     20%        25%      33 1/3%      50%       remainder
  * Less that Contract Year's withdrawals

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you start at the beginning of the schedule listed above.

* For the unallocated Keogh Deferred Annuity, if you are disabled and you request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974, and if your plan document defines disability, then your plan's definition governs.

*   If you retire:

     -- For certain Non-Qualified Deferred Annuities, if you retire from the employer and for certain others if you retire and receive retirement benefits from your employer's qualified plan.

     --   For certain IRA Deferred Annuities, if you retire from the employer.

     -- For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

*   If you leave your job:

     -- For certain Non-Qualified Deferred Annuities, you must either leave your job with the employer or certain others if you leave your job and you receive retirement benefits.

     -- For certain IRA Deferred Annuities, if you leave your job with the employer.

     -- If you are a "restricted" participant, according to the terms of the unallocated Keogh Deferred Annuity, you also must have participated for the time stated in the contract.

* For the unallocated Keogh Deferred Annuity, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.

                                                                       C-PPA- 37

* For the unallocated Keogh Deferred Annuity, if you make a direct transfer to another investment vehicle we have preapproved. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

* For the unallocated Keogh Deferred Annuity, if you suffer an unforeseen hardship.

* If you have transferred money from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transfer amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*   Transferred amounts on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of the transfer, we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments

                                                             [WOODSTOCK GRAPHIC]
C-PPA- 38
          under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in the Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.
FREE LOOK

You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on whether you purchased the Deferred Annuity through the mail. Again, depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.
DEATH BENEFIT

One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name the beneficiary(ies) under the Non-Qualified and IRA Deferred Annuities.

If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

Your death benefit for the unallocated Keogh Deferred Annuity is no more than the Account Balance and is paid to the Keogh trustee.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment.



If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities) and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the


[GIRL READING GRAPHIC]
                                                                       C-PPA- 39

Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities), the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchase of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.



Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documents in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.


PAY-OUT OPTIONS (OR INCOME OPTIONS)

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. The variable pay-out option may not be available in all states.


When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment;

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the

 The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.
C-PPA- 40
contract supplement to your Deferred Annuity will tell you when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under a retirement plan, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, then we may treat your silence as a request to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.

INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.
Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:
*   Non-Qualified

*   Traditional IRAs

*   Roth IRAs

*   Unallocated Keogh


If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.


Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.
[SNOOPY SUNBATHING GRAPHIC]

You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi- annual or annual basis.
                                                                       C-PPA- 41

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES

Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments or a lump sum if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select an "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.
LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both

                     Many times the Owner and the Annuitant are the same person. When deciding how to receive income, consider:

- The amount of income you need;

- The amount you expect to receive from other sources;


- The growth potential of other investments; and


- How long you would like your income to last.
C-PPA- 42
annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.
THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or transfer into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase

[SNOOPY ON BEACH GRAPHIC]

[WOODSTOCK WRITING CHECK GRAPHIC]
                                                                       C-PPA- 43
payment (but not a transfer) by any premium taxes, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you transfer money from an investment division, annuity units in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges. Likewise, your payments will decrease to the extent the investment experience of your chosen investment divisions is less than the AIR and Separate Account charges (the net investment return). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of your payment will be determined on your Contract's issue date.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

          The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.



                 The AIR is stated in your contract and may range from 3% to 6%. C-PPA- 44

TRANSFERS

You may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Once you transfer money into the Fixed Income Option, you may not later transfer it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Income Option) to which you want to transfer; and

*   The investment divisions from which you want to transfer.

We may require that you use our forms to make transfers.

Each Fund may restrict or refuse purchases or redemption of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed our next business day.

CONTRACT FEE

There is no contract fee.

CHARGES

There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.
The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

[WOODSTOCK AND MONEY]

Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.

The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.
                                                                       C-PPA- 45

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Income Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.
PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on whether you purchased your Income Annuity through the mail. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

                                                          [LUCY READING GRAPHIC]



  You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.
C-PPA- 46

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your initial purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

*   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly.

Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.
                                                                       C-PPA- 47

Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS


We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interest of the contract holders or the Separate Account including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.


BY TELEPHONE OR INTERNET

You may request a variety of transactions and obtain information by telephone 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation on Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions.

                                                [CHARLIE BROWN ON PHONE GRAPHIC]
     Except for the unallocated Keogh Deferred Annuities, you may authorize your sales representative to make telephone transactions on your behalf. You must complete our form and we must agree.
C-PPA- 48

All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.


Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH


If we are notified of your death before a requested transaction is completed, we will cancel the request. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.


THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners; including those who engage in market timing transactions.


VALUATION


We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.


When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under an Deferred Annuity and transfers under an Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.
                                                                       C-PPA- 49

ADVERTISING PERFORMANCE

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations reflect all Separate Account charges and applicable early withdrawal charges. These figures also assume a steady annual rate of return.


Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges. For purposes of presentation, we may assume that certain Deferred Annuities and Income Annuities were in existence prior to their inception date. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds Portfolios. We use the actual accumulation unit or annuity unit data after the inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

                                                  [SNOOPY AS TOWN CRIER GRAPHIC]

C-PPA- 50

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY

We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Zenith Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.


VOTING RIGHTS

Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.


                                                                       C-PPA- 51

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Non-Qualified or IRA Deferred Annuity or an Income Annuity in your sole discretion. Under the unallocated Keogh Deferred Annuity, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the unallocated Keogh Deferred Annuity, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:


*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES

All Deferred Annuities and Income Annuities are sold through individuals who are our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.

[SNOOPY AND WOODSTOCK SHAKE GRAPHIC]
C-PPA- 52

The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0 to 3% of the amount applied to provide the payments.


We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.

FINANCIAL STATEMENTS

The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS

If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED
ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000 (except for the unallocated Keogh Deferred Annuity). We may only cancel the unallocated Keogh Deferred Annuity if we do not receive any purchase payments for you

                                                                       C-PPA- 53
for 12 consecutive months and your Account Balance is less than $15,000. We will only do so to the extent allowed by law. Certain Deferred Annuities do not contain these cancellation provisions.


If we do cancel your Deferred Annuity delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.



You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any of the transactions under your Deferred Annuity satisfy applicable tax law.



Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.


MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 has made certain changes to qualified plans and IRA's, including:



* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;



*   adding "catch-up" contributions for taxpayers age 50 and above; and



*   adding enhanced portability features.


Simply stated, Federal income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.
C-PPA- 54

You should consult your tax adviser regarding these changes.



Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increase contribution limits for IRAs and qualified plans) expire after 2010.


GENERAL

Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does provide you additional insurance benefits such as guaranteed income for life.

WITHDRAWALS

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.


When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:


*   annuity you purchase (e.g., Non-Qualified or IRA), and

*   pay-out option you elect.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

WITHDRAWALS BEFORE AGE 59 1/2


If you receive a taxable distribution from your contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.


[SNOOPY WITH TAX BILL GRAPHIC]


[PIGGY BANK GRAPHIC]
                                                                       C-PPA- 55

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                                Type of Contract
                               --------------------------------------------------
                                  Non            Trad.                       Roth
                               Qualified          IRA          Keogh         IRA
                               ---------         -----         -----         ----
In a series of substantially equal
payments
made annually (or more
frequently) for life or
life expectancy (SEPP)              x               x          x(1)             x
After you die                       x               x             x             x
After you become totally
disabled (as defined in
the Code)                           x               x             x             x
To pay deductible medical
expenses                                            x             x             x
To pay medical insurance
premiums if you are
unemployed                                          x                           x
To pay for qualified higher education
expenses, or                                        x                           x
For qualified first time home purchases
up to $10,000                                       x                           x
After separation from
service if you are over
age 55 at the time of
separation                                                        x
After December 31, 1999 for IRS levies              x             x             x
Under certain income annuities providing
for substantially equal payments over
the
"pay-out" period                    x
(1) You must also be separated from service


SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR
SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)


If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.


If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications to your payment before age 59 1/2 or within five years after beginning SEPP payments whichever is later will generally result in the retroactive imposition of the 10% penalty with interest.

NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified Contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received them from the Contract.

* Your Non-Qualified Contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

 After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.
C-PPA- 56

* Consult your tax advisor prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.


* When a non-natural person owns a Non-Qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus lose the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal Income tax purposes, the entity may have a limited ability to deduct interest payments.

* Annuities issued after October 21, 1988 by the same insurance company (or an affiliate) in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.


* Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.


DIVERSIFICATION


In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract holders of gains under their contract.


CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your annuity. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

     -- Possible taxation of transfers between investment divisions or transfers from an investment division to a fixed option.

     -- Possible taxation as if you were the owner of your portion of the Separate Account's assets.

                                                                       C-PPA- 57

     -- Possible limits on the number of funding options available or the frequency of transfers among them.

PURCHASE PAYMENTS


Although the Code does not limit the total amount of your purchase payments, your contract may have a limit.


PARTIAL AND FULL WITHDRAWALS

Generally, when you make a partial withdrawal from your non-qualified annuity, the Code treats such a withdrawal as:

*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).

* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

INCOME ANNUITY PAYMENTS


Different tax rules apply to payments made pursuant to an income annuity pay-out option under your contract. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:


*   A non-taxable return of your purchase payments; and

*   A taxable payment of earnings.

The IRS has not approved the use of an exclusion rate or exclusion amount when only part of your account balance is converted to income payments.


The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable annuity where transfers are permitted between investment divisions or from an investment division into the fixed income option.


We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum


                                                      [WOODSTOCK FLYING GRAPHIC]
C-PPA- 58
withdrawal or elect to receive income payments by a certain age (e.g., 85).

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before payments under a pay-out option begin, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death.

If you die on or after the date that income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.


When the owner is not a natural person, these rules will be applied on the death (or change) of any annuitant.


INDIVIDUAL RETIREMENT ANNUITIES
[TRADITIONAL IRAS AND ROTH IRAS]

GENERAL


Generally, except for Roth IRAs, your IRA can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Deductible or pre-tax purchase payments will be taxable when distributed from the contract.


* Your annuity is generally not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.


* You can transfer your IRA proceeds to a similar IRA, certain qualified retirement plans without incurring Federal income taxes if certain conditions are satisfied.



* The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. A contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code.




If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner he or she may elect to continue as "owner" of the contract.

For individuals under 50, your total annual contributions to all your Traditional and Roth IRAs for 2002 through 2004 may not exceed the lesser of $3,000 or 100% of your "compensation" as defined by the Code.


In some cases, your purchase payments may be tax deductible.
                                                                       C-PPA- 59

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Generally:


* Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($3,000 for 2002 and 2003-2004). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.



* Beginning in 2002, individuals age 50 or older can make an additional "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.



* Purchase payments in excess of permitted amounts may be subject to a penalty tax.



* Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2.


*   These age and dollar limits do not apply to tax-free rollovers or transfers.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).


WITHDRAWALS AND INCOME PAYMENTS


Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

A tax penalty of 50% applies to withdrawals which should have been taken but were not. Complex rules apply to the timing and calculation of these withdrawals.




                                                               [LINUS WITH COIN]
C-PPA- 60

You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.


Required minimum distribution proposed regulations were amended in January 2001 and are generally effective beginning in 2002. You have the option to use either the pre-2001 or post-2000 rules to satisfy your minimum distribution for the 2001 tax year. Please consult your tax adviser if you intend to take a distribution from your Contract during the 2001 tax year.


It is not clear whether certain income payments under a variable annuity will satisfy these rules. Consult your tax advisor prior to choosing a pay-out option.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which the decedent would have reached age 70 1/2.

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided by the Code (and any applicable regulations).
                                                                       C-PPA- 61

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS


Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited to the lesser of 100% of compensation or the amount deductible under the Code ($3,000 for tax years 2002 through 2004), including contributions to all your Traditional and Roth IRAs). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). You may contribute up to the annual contribution limit, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your adjusted gross income is between:


       STATUS                          INCOME
     ----------
                                    -----------
     Individual                  $95,000--$110,000
   Married filing
        jointly                  $150,000--$160,000
   Married filing
      separately                    $0--$10,000

     -- Annual purchase payment limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

     --   You can contribute to a Roth IRA after age 70 1/2.

     -- If you exceed the purchase payment limits, you may be subject to a tax penalty.

     -- If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

*   The withdrawal is:

     -- At least five taxable years after your first purchase payment to a Roth IRA, and

*   The withdrawal is made:

     --   On or after you reach age 59 1/2;

     --   Upon your death or disability; or

     --   For a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.


     For individuals under 50, annual contributions to your IRAs, including Roth IRAs, for 2002 and 2003-2004, may not exceed the lesser of $3,000 or 100% of your "compensation" as defined by the Code.
C-PPA- 62

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from an non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.


The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

* The first money withdrawn is any annual (non-conversion/ rollover) purchase payments to the Roth IRA. These are received tax and penalty free.

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount withheld is determined by the Code.

CONVERSION


You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.



If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.



Except to the extent you have non-deductible IRA purchase payments, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)



If you mistakenly convert or otherwise wish to change your Roth IRA purchase payment to a Traditional IRA purchase payment, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the purchase payment and if certain conditions are met.


Unless you elect otherwise, the amount converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

                                                                       C-PPA- 63

AFTER DEATH

Generally, when you die we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.

KEOGH ANNUITIES

GENERAL

Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans.

PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances, "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are annual purchase payment limits for your Keogh annuities. Purchase payments in excess of these limits may result in adverse tax consequences.

Your contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

PARTIAL AND FULL WITHDRAWALS

If certain requirements are met, you may be able to transfer amounts in your Contract to another eligible retirement plan or IRA.

Because your purchase payments are generally on a before-tax basis, you pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are not subject to income tax.

C-PPA- 64

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals, which should have been taken but were not.

It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax advisor prior to choosing an income option.

If you intend to receive your minimum distributions which is payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor before selecting a pay-out option.

MANDATORY 20% WITHHOLDING

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your "eligible rollover distribution" to a traditional IRA or another eligible retirement plan.


Generally, an "eligible rollover distribution" is any amount you receive from your Contract. However, it does not include distributions that are:


*   A series of substantially equal payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   To satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of "eligible rollover distributions" may exist.

For taxable withdrawals that are not "eligible rollover distributions" the Code requires different withholding rules which are determined at

                                                                       C-PPA- 65
the time of payment. You may elect out of these withholding requirements.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by the December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary and if your Contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

C-PPA- 66

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     5
PERFORMANCE DATA AND ADVERTISEMENT OF
     THE SEPARATE ACCOUNT............. .............     8
VOTING RIGHTS................... ...................     9
ERISA....................... .......................    10
TAXES....................... .......................    11
PERFORMANCE DATA................. ..................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....    36
FINANCIAL STATEMENTS OF METLIFE.......... ..........    88


[PEANUTS GANG GRAPHIC]

                                                                       C-PPA- 67

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by the jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                         Unallocated
                         IRA Deferred    Keogh               Non-Qualified
                         and Income      Deferred and        Deferred and
                         Annuities(1)    Income Annuities    Income Annuities
California...........    0.5%(2)         0.5%                2.35%
Maine................    --              --                  2.0%
Nevada...............    --              --                  3.5%
Puerto Rico..........    1.0%            1.0%                1.0%
South Dakota.........    --              --                  1.25%
West Virginia........    1.0%            1.0%                1.0%
Wyoming..............    --              --                  1.0%

----------------

(1) PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."

(2) WITH RESPECT TO DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING REQUIREMENTS OF SEC.408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.

(C)2002 METROPOLITAN LIFE INSURANCE COMPANY


                                                         [LUCY'S TAXES GRAPHICS]
C-PPA- 68

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc., New
    England Zenith Fund and Met Investors Series Trust

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company

1600 Division Road


West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road

Johnstown, PA 15904-2914

                                   MetLife(R)

                      Metropolitan Life Insurance Company
                           Home Office: New York, NY


E0204AZXS(exp0503)MLIC.LD
02040866(0402) Printed in the U.S.A.
CPROSP(0502)

   VARIABLE ANNUITY
     May 1, 2002

                                                                       MetLife's
                                                               Financial Freedom
                                                                         Account


PROSPECTUS





[Snoopy graphic]
                                                            MetLife(R)

VARIABLE ANNUITY

  May 1, 2002




                                                           MetLife's
                                                            Enhanced
                                                  Preference Plus(R)
                                                             Account


P R O S P E C T U S
















[Snoppy graphic]
                                                       MetLife(R)

                                                               MAY 1, 2002


ENHANCED PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY
CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE
COMPANY

This Prospectus describes group Enhanced Preference Plus Account contracts for deferred variable annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus immediate variable income annuities ("Enhanced Income Annuities"). This Prospectus also describes Financial Freedom Account Deferred Annuities ("Financial Freedom Deferred Annuities") and Financial Freedom Account Income Annuities ("Financial Freedom Income Annuities").
--------------------------------------------------------------------------------


You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Enhanced Deferred Annuity or Enhanced Income
Annuity. Your choices may include the Fixed Interest
Account (not described in this Prospectus) and investment divisions available through Metropolitan
Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan
Series Fund, Inc. ("Metropolitan Fund"), series of the
New England Zenith Fund ("Zenith Fund"), portfolios of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Fidelity Variable Insurance Products
Funds ("Fidelity VIP Funds"), portfolios of the Met
Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series
("American Funds"). For convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.



  FIDELITY INVESTMENT GRADE BOND             MET/AIM MID CAP CORE EQUITY*
  LEHMAN BROTHERS()(R) AGGREGATE BOND INDEX  METLIFE MID CAP STOCK INDEX
  PIMCO TOTAL RETURN                         HARRIS OAKMARK FOCUSED VALUE
  SALOMON BROTHERS U.S. GOVERNMENT           (FORMERLY, HARRIS OAKMARK MID CAP VALUE)
  STATE STREET RESEARCH BOND INCOME          NEUBERGER BERMAN PARTNERS MID CAP VALUE
  SALOMON BROTHERS STRATEGIC BOND            CALVERT SOCIAL MID CAP GROWTH
  OPPORTUNITIES                              FI MID CAP OPPORTUNITIES*
  CALVERT SOCIAL BALANCED                    JANUS MID CAP
  FIDELITY ASSET MANAGER                     MFS MID CAP GROWTH
  STATE STREET RESEARCH DIVERSIFIED          STATE STREET RESEARCH AGGRESSIVE GROWTH
  LORD ABBETT BOND DEBENTURE                 LOOMIS SAYLES SMALL CAP
  AMERICAN FUNDS GROWTH-INCOME               RUSSELL 2000()(R) INDEX
  METLIFE STOCK INDEX                        STATE STREET RESEARCH AURORA (FORMERLY, STATE STREET
  MFS INVESTORS TRUST                        RESEARCH AURORA SMALL CAP VALUE)
  MFS RESEARCH MANAGERS                      FRANKLIN TEMPLETON SMALL CAP GROWTH
  STATE STREET RESEARCH INVESTMENT TRUST     MET/AIM SMALL CAP GROWTH*
  DAVIS VENTURE VALUE                        T. ROWE PRICE SMALL CAP GROWTH
  FI STRUCTURED EQUITY*                      PIMCO INNOVATION
  FIDELITY EQUITY-INCOME                     SCUDDER GLOBAL EQUITY
  HARRIS OAKMARK LARGE CAP VALUE             FIDELITY OVERSEAS
  STATE STREET RESEARCH LARGE CAP VALUE*     MFS RESEARCH INTERNATIONAL
  AMERICAN FUNDS GROWTH                      MORGAN STANLEY EAFE()(R) INDEX
  FIDELITY GROWTH                            PUTNAM INTERNATIONAL STOCK
  JANUS GROWTH                               STATE STREET RESEARCH CONCENTRATED INTERNATIONAL*
  PUTNAM LARGE CAP GROWTH                    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
  T. ROWE PRICE LARGE CAP GROWTH



*These Portfolios are anticipated to be available on or about May 1, 2002, subject to state approval.

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Enhanced Deferred
Annuities, Enhanced Income Annuities and Metropolitan
Life Separate Account E which you should know before investing. Keep this Prospectus for future reference.
For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2002.
The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page FFA-94 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company


1600 Division Road


West Warwick, RI 02893


Phone: (800) 638-7732


                          [SNOOPY WITH BRIEFCASE GRAPHIC]
The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Calvert Fund,
Fidelity VIP Funds, Met Investors Fund and American
Funds prospectuses, as applicable, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing an Enhanced Deferred Annuity or Enhanced Income Annuity.


ENHANCED DEFERRED
ANNUITIES AVAILABLE:
     --  TSA
     --  403(a)
     --  PEDC
     --  Traditional IRA
     --  Non-Qualified
     --  Non-Qualified (for certain deferred arrangements or plans)

ENHANCED INCOME
ANNUITIES AVAILABLE:
     --  TSA
     --  403(a)
     --  PEDC
     --  Traditional IRA
     --  Non-Qualified
     --  Non-Qualified (for certain deferred arrangements or plans)

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;

     --  federally insured or guaranteed; or


     --  endorsed by any bank or other financial institution.


                                 [METLIFE LOGO]

                                                               MAY 1, 2002


FINANCIAL FREEDOM ACCOUNT VARIABLE ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes group Financial Freedom Account contracts for deferred variable annuities ("Financial Freedom Deferred Annuities") and Financial Freedom immediate variable income annuities ("Financial Freedom Income Annuities"). This Prospectus also describes Enhanced Preference Plus Account Deferred Annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus Account Income Annuities ("Enhanced Income Annuities").
--------------------------------------------------------------------------------


You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Financial Freedom Deferred Annuity or
Financial Freedom Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan
Fund"), portfolios of the Calvert Variable Series,
Inc. ("Calvert Fund"), series of the New England
Zenith Fund ("Zenith Fund"), portfolios of the
Fidelity Variable Insurance Products Funds ("Fidelity
VIP Funds"), portfolios of the Met Investors Series
Trust ("Met Investors Fund") and funds of the American
Funds Insurance Series ("American Funds"). For convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.



  FIDELITY MONEY MARKET                      MET/AIM MID CAP CORE EQUITY*
  FIDELITY INVESTMENT GRADE BOND             METLIFE MID CAP STOCK INDEX
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    HARRIS OAKMARK FOCUSED VALUE
  PIMCO TOTAL RETURN                         (FORMERLY, HARRIS OAKMARK MID CAP VALUE)
  SALOMON BROTHERS U.S. GOVERNMENT           NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH BOND INCOME          CALVERT SOCIAL MID CAP GROWTH
  SALOMON BROTHERS STRATEGIC BOND            FI MID CAP OPPORTUNITIES*
  OPPORTUNITIES                              JANUS MID CAP
  CALVERT SOCIAL BALANCED                    MFS MID CAP GROWTH
  FIDELITY ASSET MANAGER                     STATE STREET RESEARCH AGGRESSIVE GROWTH
  STATE STREET RESEARCH DIVERSIFIED          LOOMIS SAYLES SMALL CAP
  LORD ABBETT BOND DEBENTURE                 RUSSELL 2000(R) INDEX
  AMERICAN FUNDS GROWTH-INCOME               STATE STREET RESEARCH AURORA (FORMERLY, STATE STREET
  METLIFE STOCK INDEX                        RESEARCH AURORA SMALL CAP VALUE)
  MFS INVESTORS TRUST                        FRANKLIN TEMPLETON SMALL CAP GROWTH
  MFS RESEARCH MANAGERS                      MET/AIM SMALL CAP GROWTH*
  STATE STREET RESEARCH INVESTMENT TRUST     T. ROWE PRICE SMALL CAP GROWTH
  DAVIS VENTURE VALUE                        PIMCO INNOVATION
  FI STRUCTURED EQUITY*                      SCUDDER GLOBAL EQUITY
  FIDELITY EQUITY-INCOME                     FIDELITY OVERSEAS
  HARRIS OAKMARK LARGE CAP VALUE             MFS RESEARCH INTERNATIONAL
  STATE STREET RESEARCH LARGE CAP VALUE*     MORGAN STANLEY EAFE(R) INDEX
  AMERICAN FUNDS GROWTH                      PUTNAM INTERNATIONAL STOCK
  FIDELITY GROWTH                            STATE STREET RESEARCH CONCENTRATED INTERNATIONAL*
  JANUS GROWTH                               AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
  PUTNAM LARGE CAP GROWTH
  T. ROWE PRICE LARGE CAP GROWTH



*These Portfolios are anticipated to be available on or about May 1, 2002, subject to state approval.

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Financial Freedom
Deferred Annuities, Financial Freedom Income Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2002. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page FFA-93 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company


1600 Division Road


West Warwick, RI 02893


Phone: (800) 638-7732



                          [SNOOPY WITH BRIEFCASE GRAPHIC]
The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Calvert Fund,
Fidelity VIP Funds, Met Investors Fund and American
Funds prospectuses, as applicable, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Financial Freedom Deferred Annuity or Financial
Freedom Income Annuity.


FINANCIAL FREEDOM
DEFERRED ANNUITIES
AVAILABLE:
     --  TSA

     --  403(a)

     --  Non-Qualified (for certain deferred arrangements and plans)

FINANCIAL FREEDOM
INCOME ANNUITIES
AVAILABLE:
     --  TSA

     --  403(a)

     --  Non-Qualified (for certain deferred arrangements and plans)

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;
     --  federally insured or guaranteed; or

     --  endorsed by any bank or other financial institution.


                                 [METLIFE LOGO]

      TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW............ ............   FFA-4
TABLE OF EXPENSES................... ...................   FFA-7
ACCUMULATION UNIT VALUES TABLES............ ............  FFA-22
METLIFE........................ ........................  FFA-43
METROPOLITAN LIFE SEPARATE ACCOUNT E.......... .........  FFA-43
VARIABLE ANNUITIES................... ..................  FFA-44
   A Deferred Annuity...................................  FFA-44
   An Income Annuity....................................  FFA-45
YOUR INVESTMENT CHOICES................ ................  FFA-45
DEFERRED ANNUITIES................... ..................  FFA-48
   The Deferred Annuity and Your Retirement Plan........  FFA-49
   Automated Investment Strategies......................  FFA-49
   Purchase Payments....................................  FFA-51
      Allocation of Purchase Payments...................  FFA-51
      Limits on Purchase Payments.......................  FFA-51
   The Value of Your Investment.........................  FFA-52
   Transfers............................................  FFA-53
   Access to Your Money.................................  FFA-53
      Systematic Withdrawal Program for Enhanced TSA and
        IRA Deferred Annuities..........................  FFA-54
      Minimum Distribution..............................  FFA-56
   Contract Fee.........................................  FFA-56
   Charges..............................................  FFA-56
      Insurance-Related Charge..........................  FFA-56
      Investment-Related Charge.........................  FFA-56
   Premium and Other Taxes..............................  FFA-57
   Early Withdrawal Charges.............................  FFA-57
      When No Early Withdrawal Charge Applies...........  FFA-58
      When A Different Early Withdrawal Charge May
        Apply ..........................................  FFA-60
   Free Look............................................  FFA-61
   Death Benefit........................................  FFA-62
   Pay-out Options (or Income Options)..................  FFA-63
INCOME ANNUITIES.................... ...................  FFA-64
   Income Payment Types.................................  FFA-65
   Allocation...........................................  FFA-67
   Minimum Size of Your Income Payment..................  FFA-67
   The Value of Your Income Payments....................  FFA-67


FFA- 2

   Transfers............................................  FFA-68
   Contract Fee.........................................  FFA-69
   Charges..............................................  FFA-69
      Insurance-Related Charge..........................  FFA-69
      Investment-Related Charge.........................  FFA-69
   Premium and Other Taxes..............................  FFA-69
   Free Look............................................  FFA-70
GENERAL INFORMATION.................. ..................  FFA-70
   Administration.......................................  FFA-70
      Purchase Payments.................................  FFA-70
      Confirming Transactions...........................  FFA-71
      Processing Transactions...........................  FFA-71
        By Telephone or Internet........................  FFA-72
        After Your Death................................  FFA-73
        Third Party Requests............................  FFA-73
        Valuation.......................................  FFA-73
   Advertising Performance..............................  FFA-74
   Changes to Your Deferred Annuity or Income Annuity...  FFA-75
   Voting Rights........................................  FFA-75
   Who Sells the Deferred Annuities and Income
      Annuities ........................................  FFA-76
   Financial Statements.................................  FFA-77
   Your Spouse's Rights.................................  FFA-77
   When We Can Cancel Your Deferred Annuity or Income
      Annuity...........................................  FFA-78
   Special Charges That Apply If Your Retirement Plan
      Terminates Its Deferred Annuity or Takes Other
      Action ...........................................  FFA-78
INCOME TAXES...................... .....................  FFA-79
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION..................... .....................  FFA-94
APPENDIX FOR PREMIUM TAX TABLE............. ............  FFA-95
APPENDIX II FOR TEXAS OPTIONAL RETIREMENT PROGRAM ......  FFA-96


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, any attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                          FFA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE


When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE



With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ANNUITY UNIT VALUE



With an Income Annuity or variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m., but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A contract is the legal agreement between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

[SNOOPY WITH POINTER GRAPHIC]

FFA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months the Deferred Annuity is issued.

DEFERRED ANNUITY

This term is used throughout this Prospectus when we are referring to both Enhanced Deferred Annuities and Financial Freedom Deferred Annuities.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is the amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INCOME ANNUITY

This term is used throughout this Prospectus when we are referring to both Enhanced Income Annuities and Financial Freedom Income Annuities.

INVESTMENT DIVISION


Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds.


METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE


The MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to make a request is 1-800-638-7732.


                                                                          FFA- 5

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us, for PEDC, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(f) deferred compensation plans, sec.457(e)(11) severance and death benefit plans and sec.415(m) qualified governmental excess benefit arrangements, "you" means such trustee or employer.

FFA- 6

TABLE OF EXPENSES -- ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES


The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value Portfolio, FI Mid Cap Opportunities Portfolio, FI Structured Equity Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio, which are Class E Portfolios, the Portfolios of the Fidelity VIP Funds, which are Initial Class Portfolios and the Portfolios of the American Funds, which are Class 2 Portfolios. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 and an assumed 5% annual return on the investment. These examples assume that reimbursement and/or waiver of expenses was in effect.

--------------------------------------------------------------------------------

Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds expenses for the fiscal year ending December 31, 2001:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .20%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................              .95%


                                         FFA- 7

                                                                        C             A+B+C=D
                                               A            B     OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES          MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio............................      0.25         0.00         0.13             0.38
State Street Research Diversified
  Portfolio (4)(5).....................      0.43         0.00         0.06             0.49
MetLife Stock Index Portfolio..........      0.25         0.00         0.06             0.31
State Street Research Investment Trust
  Portfolio (4)(5).....................      0.48         0.00         0.05             0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).....................      0.75         0.00         0.11             0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(11)(10)...      0.70         0.15         0.86             1.71
Janus Growth Portfolio (4)(11).........      0.80         0.00         1.46             2.26
Putnam Large Cap Growth
  Portfolio (4)(6)(11).................      0.80         0.00         0.32             1.12
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).....................      0.63         0.00         0.13             0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)....................      0.25         0.00         0.27             0.52
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).....................      0.69         0.00         0.12             0.81
Janus Mid Cap Portfolio (4)............      0.67         0.00         0.07             0.74
State Street Research Aggressive Growth
  Portfolio (4)(5).....................      0.71         0.00         0.06             0.77
Russell 2000(R) Index
  Portfolio (6)(11)....................      0.25         0.00         0.31             0.56

                                                            D-E=F
                                               E        TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio............................       0.00           0.38
State Street Research Diversified
  Portfolio (4)(5).....................       0.00           0.49
MetLife Stock Index Portfolio..........       0.00           0.31
State Street Research Investment Trust
  Portfolio (4)(5).....................       0.00           0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).....................       0.00           0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(11)(10)...       0.71           1.00
Janus Growth Portfolio (4)(11).........       1.31           0.95
Putnam Large Cap Growth
  Portfolio (4)(6)(11).................       0.12           1.00
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).....................       0.00           0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)....................       0.07           0.45
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).....................       0.00           0.81
Janus Mid Cap Portfolio (4)............       0.00           0.74
State Street Research Aggressive Growth
  Portfolio (4)(5).....................       0.00           0.77
Russell 2000(R) Index
  Portfolio (6)(11)....................       0.01           0.55


                                 FFA- 8

                                                                                    C             A+B+C=D
                                                           A            B     OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                      MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (continued)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------
State Street Research Aurora Portfolio (4)(8)...         0.85         0.00        0.13              0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)...                                   0.90         0.00        1.79              2.69
T. Rowe Price Small Cap Growth Portfolio (4)...          0.52         0.00        0.09              0.61
Scudder Global Equity Portfolio (4)...                   0.62         0.00        0.18              0.80
Morgan Stanley EAFE(R) Index Portfolio (11)...           0.30         0.00        0.52              0.82
Putnam International Stock Portfolio (4)(5)...           0.90         0.00        0.26              1.16

                                                                        D-E=F
                                                           E        TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                       WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
State Street Research Aurora Portfolio (4)(8)...          0.00           0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)...                                    1.64           1.05
T. Rowe Price Small Cap Growth Portfolio (4)...           0.00           0.61
Scudder Global Equity Portfolio (4)...                    0.00           0.80
Morgan Stanley EAFE(R) Index Portfolio (11)...            0.07           0.75
Putnam International Stock Portfolio (4)(5)...            0.00           1.16


                                                                        C             A+B+C=D
                                               A            B     OTHER EXPENSES   TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (11).......................      0.55         0.00        0.18              0.73
State Street Research Bond Income
  Portfolio (4)(12)....................      0.40         0.00        0.09              0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8)..........      0.65         0.00        0.19              0.84
MFS Investors Trust Portfolio (11).....      0.75         0.00        0.62              1.37
MFS Research Managers
  Portfolio (5)(11)....................      0.75         0.00        0.31              1.06
Davis Venture Value Portfolio (4)(5)...      0.75         0.00        0.08              0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)...........................      0.68         0.15        0.10              0.93
Harris Oakmark Focused Value
  Portfolio (5)(8).....................      0.75         0.00        0.12              0.87
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11).............      0.80         0.15        0.15              1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)..................      0.90         0.00        0.10              1.00

                                                            D-E=F
                                               E        TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio (11).......................       0.03           0.70
State Street Research Bond Income
  Portfolio (4)(12)....................       0.00           0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8)..........       0.00           0.84
MFS Investors Trust Portfolio (11).....       0.47           0.90
MFS Research Managers
  Portfolio (5)(11)....................       0.16           0.90
Davis Venture Value Portfolio (4)(5)...       0.00           0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)...........................       0.00           0.93
Harris Oakmark Focused Value
  Portfolio (5)(8).....................       0.00           0.87
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11).............       0.00           1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)..................       0.00           1.00


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                     MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (14)        FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio............      0.70             0.18              0.88
Calvert Social Mid Cap Growth Portfolio......      0.90             0.23              1.13

                                                                  C-D=E
                                                              TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                         D            AFTER
(as a percentage of average net assets) (14)   REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio............       0.00           0.88
Calvert Social Mid Cap Growth Portfolio......       0.00           1.13


                                                                         B              A+B=C
                                                        A          OTHER EXPENSES   TOTAL EXPENSES
FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES    MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (15)           FEES        REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio...       0.43             0.11              0.54
Fidelity VIP Asset Manager Portfolio....              0.53             0.11              0.64
Fidelity VIP Equity-Income Portfolio (16)(17)...      0.48             0.10              0.58
Fidelity VIP Growth Portfolio (16)(17)...             0.58             0.10              0.68
Fidelity VIP Overseas Portfolio (16)(17)...           0.73             0.19              0.92

                                                                     C-D=E
                                                                 TOTAL EXPENSES
FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES        D            AFTER
(as a percentage of average net assets) (15)      REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------  -----------------------------
Fidelity VIP Investment Grade Bond Portfolio...        0.00           0.54
Fidelity VIP Asset Manager Portfolio....               0.00           0.64
Fidelity VIP Equity-Income Portfolio (16)(17)...       0.00           0.58
Fidelity VIP Growth Portfolio (16)(17)...              0.00           0.68
Fidelity VIP Overseas Portfolio (16)(17)...            0.00           0.92


                                         FFA- 9

MET INVESTORS FUND
                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                              MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (9)...........     0.50      0.00         0.65             1.15
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................     0.60      0.00         0.12             0.72
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................     0.75      0.15         6.18             7.08
MFS Mid Cap Growth Portfolio (4)(9)........     0.65      0.00         1.70             2.35
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................     0.90      0.15         4.07             5.12
PIMCO Innovation Portfolio (9).............     1.05      0.00         2.92             3.97
MFS Research International
  Portfolio (4)(9).........................     0.80      0.00         4.28             5.08
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................     0.85      0.15         4.59             5.59

MET INVESTORS FUND
                                                                D-E=F
                                                   E        TOTAL EXPENSES
ANNUAL EXPENSES                                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)      REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (9)...........       0.50           0.65
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................       0.02           0.70
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................       6.03           1.05
MFS Mid Cap Growth Portfolio (4)(9)........       1.55           0.80
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................       3.92           1.20
PIMCO Innovation Portfolio (9).............       2.87           1.10
MFS Research International
  Portfolio (4)(9).........................       4.08           1.00
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................       4.34           1.25


AMERICAN FUNDS CLASS 2
                                                                        C             A+B+C=D
                                                A          B          OTHER        TOTAL EXPENSES
ANNUAL EXPENSES                             MANAGEMENT   12b-1   EXPENSES BEFORE   BEFORE WAIVER/
(as a percentage of average net assets)        FEES      FEES     REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio(4)(10)........................     0.33      0.25         0.02              0.60
American Funds Growth Portfolio(4)(10)....     0.37      0.25         0.01              0.63
American Funds Global Small Capitalization
  Portfolio(4)(10)........................     0.80      0.25         0.03              1.08

AMERICAN FUNDS CLASS 2
                                                               D-E=F
                                                  E        TOTAL EXPENSES
ANNUAL EXPENSES                                WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)     REIMBURSEMENT  REIMBURSEMENT
------------------------------------------  -----------------------------
American Funds Growth-Income
  Portfolio(4)(10)........................       0.00           0.60
American Funds Growth Portfolio(4)(10)....       0.00           0.63
American Funds Global Small Capitalization
  Portfolio(4)(10)........................       0.00           1.08


EXAMPLE

If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets:(13)



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Division.................      $71          $ 86          $105          $179
Lehman Brothers(R) Aggregate Bond Index Division............       69            81            96           161
PIMCO Total Return Division.................................       72            90           111           191
Salomon Brothers U.S. Government Division...................       72            91           113           197
State Street Research Bond Income Division..................       70            85           102           173
Salomon Brothers Strategic Bond Opportunities Division......       74            96           121           212
Calvert Social Balanced Division............................       74            97           123           216
Fidelity VIP Asset Manager Division.........................       72            90           110           190
State Street Research Diversified Division..................       70            85           102           173
Lord Abbett Bond Debenture Division.........................       72            91           113           197
American Funds Growth-Income Division.......................       71            88           108           186
MetLife Stock Index Division................................       68            79            92           153
MFS Investors Trust Division................................       75            98           124           218
MFS Research Managers Division..............................       75            98           124           218
State Street Research Investment Trust Division.............       71            86           104           178


                                 FFA- 10


Davis Venture Value Division................................      $74         $ 96         $120         $211
FI Structured Equity Division...............................       75           99          125          222
Fidelity VIP Equity-Income Division.........................       71           88          107          183
Harris Oakmark Large Cap Value Division.....................       74           96          122          214
State Street Research Large Cap Value Division..............       76          101          129          229
American Funds Growth Division..............................       72           89          110          189
Fidelity VIP Growth Division................................       72           91          112          194
Janus Growth Division.......................................       75           99          127          224
Putnam Large Cap Growth Division............................       76          101          129          229
T. Rowe Price Large Cap Growth Division.....................       73           93          116          203
Met/AIM Mid Cap Core Equity Division........................       76          102          132          234
MetLife Mid Cap Stock Index Division........................       70           83          100          169
Harris Oakmark Focused Value Division.......................       74           97          122          215
Neuberger Berman Partners Mid Cap Value Division............       74           95          119          209
Calvert Social Mid Cap Growth Division......................       77          105          136          243
FI Mid Cap Opportunities Division...........................       77          104          134          240
Janus Mid Cap Division......................................       73           93          115          201
MFS Mid Cap Growth Division.................................       73           95          119          208
State Street Research Aggressive Growth Division............       73           94          117          204
Loomis Sayles Small Cap Division............................       76          101          129          229
Russell 2000(R) Index Division..............................       71           87          105          180
State Street Research Aurora Division.......................       75          100          128          227
Franklin Templeton Small Cap Growth Division................       76          102          132          234
Met/AIM Small Cap Growth Division...........................       76          107          140          250
T. Rowe Price Small Cap Growth Division.....................       72           89          108          187
PIMCO Innovation Division...................................       77          104          134          240
Scudder Global Equity Division..............................       73           95          119          208
Fidelity VIP Overseas Division..............................       75           98          125          221
MFS Research International Division.........................       76          101          129          229
Morgan Stanley EAFE(R) Index Division.......................       73           93          116          202
Putnam International Stock Division.........................       77          106          138          246
State Street Research Concentrated International Division...       78          109          142          255
American Funds Global Small Capitalization Division.........       76          103          133          238


                                        FFA- 11

If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would pay the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (18):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Division.................      $15           $47          $ 82          $179
Lehman Brothers(R) Aggregate Bond Index Division............       14            42            73           161
PIMCO Total Return Division.................................       16            51            88           191
Salomon Brothers U.S. Government Division...................       17            52            90           197
State Street Research Bond Income Division..................       15            46            79           173
Salomon Brothers Strategic Bond Opportunities Division......       18            57            98           212
Calvert Social Balanced Division............................       19            58           100           216
Fidelity VIP Asset Manager Division.........................       16            51            87           190
State Street Research Diversified Division..................       15            46            79           173
Lord Abbett Bond Debenture Division.........................       17            52            90           197
American Funds Growth-Income Division.......................       16            49            85           186
MetLife Stock Index Division................................       13            40            70           153
MFS Investors Trust Division................................       19            59           101           218
MFS Research Managers Division..............................       19            59           101           218
State Street Research Investment Trust Division.............       15            47            81           178
Davis Venture Value Division................................       18            56            97           211
FI Structured Equity Division...............................       19            60           102           222
Fidelity VIP Equity-Income Division.........................       16            49            84           183
Harris Oakmark Large Cap Value Division.....................       19            57            99           214
State Street Research Large Cap Value Division..............       20            62           106           229
American Funds Growth Division..............................       16            50            87           189
Fidelity VIP Growth Division................................       17            52            89           194
Janus Growth Division.......................................       19            60           104           224
Putnam Large Cap Growth Division............................       20            62           106           229
T. Rowe Price Large Cap Growth Division.....................       18            54            94           203
Met/AIM Mid Cap Core Equity Division........................       21            63           109           234
MetLife Mid Cap Stock Index Division........................       14            45            77           169
Harris Oakmark Focused Value Division.......................       19            58            99           215
Neuberger Berman Partners Mid Cap Value Division............       18            56            96           209
Calvert Social Mid Cap Growth Division......................       21            66           113           243
FI Mid Cap Opportunities Division...........................       21            65           111           240
Janus Mid Cap Division......................................       17            54            92           201
MFS Mid Cap Growth Division.................................       18            56            96           208
State Street Research Aggressive Growth Division............       18            55            94           204


                                 FFA- 12


Loomis Sayles Small Cap Division............................      $20         $62         $106         $229
Russell 2000(R) Index Division..............................       15          48           82          180
State Street Research Aurora Division.......................       20          61          105          227
Franklin Templeton Small Cap Growth Division................       21          63          109          234
Met/AIM Small Cap Growth Division...........................       21          63          109          234
T. Rowe Price Small Cap Growth Division.....................       16          50           86          187
PIMCO Innovation Division...................................       21          65          111          240
Scudder Global Equity Division..............................       18          56           96          208
Fidelity VIP Overseas Division..............................       19          59          102          221
MFS Research International Division.........................       20          62          106          229
Morgan Stanley EAFE(R) Index Division.......................       17          54           93          202
Putnam International Stock Division.........................       22          67          114          246
State Street Research Concentrated International Division...       23          70          119          255
American Funds Global Small Capitalization Division.........       21          64          110          238


                                        FFA- 13

TABLE OF EXPENSES -- FINANCIAL FREEDOM DEFERRED ANNUITIES AND INCOME ANNUITIES


    The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value Portfolio, FI Structured Equity Portfolio, FI Mid Cap Opportunities Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio, which are Class E Portfolios, the Portfolios of the Fidelity VIP Funds, which are Initial Class Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment. These examples assume that reimbursement and/or waiver of expenses was in effect.

--------------------------------------------------------------------------------

Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds expenses for the fiscal year ending December 31, 2001:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................           None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period)................................................           None
  Exchange Fee..............................................           None
  Surrender Fee.............................................           None
Annual Contract Fee (2).....................................           None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................           .20%
  Mortality and Expense Risk Charge.........................           .75%
  Total Separate Account Annual Expenses....................           .95%


                                                                        C             A+B+C=D
                                               A            B     OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES          MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio............................      0.25         0.00         0.13             0.38
State Street Research Diversified
  Portfolio (4)(5).....................      0.43         0.00         0.06             0.49
MetLife Stock Index Portfolio..........      0.25         0.00         0.06             0.31
State Street Research Investment Trust
  Portfolio (4)(5).....................      0.48         0.00         0.05             0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).....................      0.75         0.00         0.11             0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(11)(10)...      0.70         0.15         0.86             1.71
Janus Growth Portfolio (4)(11).........      0.80         0.00         1.46             2.26
Putnam Large Cap Growth
  Portfolio (4)(6)(11).................      0.80         0.00         0.32             1.12
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).....................      0.63         0.00         0.13             0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)....................      0.25         0.00         0.27             0.52
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).....................      0.69         0.00         0.12             0.81
Janus Mid Cap Portfolio (4)............      0.67         0.00         0.07             0.74
State Street Research Aggressive Growth
  Portfolio (4)(5).....................      0.71         0.00         0.06             0.77

                                                            D-E=F
                                               E        TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio............................       0.00           0.38
State Street Research Diversified
  Portfolio (4)(5).....................       0.00           0.49
MetLife Stock Index Portfolio..........       0.00           0.31
State Street Research Investment Trust
  Portfolio (4)(5).....................       0.00           0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).....................       0.00           0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(11)(10)...       0.71           1.00
Janus Growth Portfolio (4)(11).........       1.31           0.95
Putnam Large Cap Growth
  Portfolio (4)(6)(11).................       0.12           1.00
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).....................       0.00           0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)....................       0.07           0.45
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).....................       0.00           0.81
Janus Mid Cap Portfolio (4)............       0.00           0.74
State Street Research Aggressive Growth
  Portfolio (4)(5).....................       0.00           0.77


                                 FFA- 14

                                                                                    C             A+B+C=D
                                                           A            B     OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                      MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (continued)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio (6)(11)...               0.25         0.00        0.31              0.56
State Street Research Aurora Portfolio (4)(8)...         0.85         0.00        0.13              0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)...                                   0.90         0.00        1.79              2.69
T. Rowe Price Small Cap Growth Portfolio (4)...          0.52         0.00        0.09              0.61
Scudder Global Equity Portfolio (4)...                   0.62         0.00        0.18              0.80
Morgan Stanley EAFE(R) Index Portfolio (6)(11)...        0.30         0.00        0.52              0.82
Putnam International Stock Portfolio (4)(5)...           0.90         0.00        0.26              1.16

                                                                        D-E=F
                                                           E        TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                       WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
Russell 2000(R) Index Portfolio (6)(11)...               0.01            0.55
State Street Research Aurora Portfolio (4)(8)...         0.00            0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)...                                   1.64            1.05
T. Rowe Price Small Cap Growth Portfolio (4)...          0.00            0.61
Scudder Global Equity Portfolio (4)...                   0.00            0.80
Morgan Stanley EAFE(R) Index Portfolio (6)(11)...        0.07            0.75
Putnam International Stock Portfolio (4)(5)...           0.00            1.16


                                                                        C             A+B+C=D
                                               A            B     OTHER EXPENSES   TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (11).......................      0.55         0.00        0.18              0.73
State Street Research Bond Income
  Portfolio (4)(12)....................      0.40         0.00        0.09              0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8)..........      0.65         0.00        0.19              0.84
MFS Investors Trust Portfolio (11).....      0.75         0.00        0.62              1.37
MFS Research Managers
  Portfolio (5)(11)....................      0.75         0.00        0.31              1.06
Davis Venture Value Portfolio (4)(5)...      0.75         0.00        0.08              0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)...........................      0.68         0.15        0.10              0.93
Harris Oakmark Focused Value
  Portfolio (5)(8).....................      0.75         0.00        0.12              0.87
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11).............      0.80         0.15        0.15              1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)..................      0.90         0.00        0.10              1.00

                                                            D-E=F
                                               E        TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio (11).......................      0.03           0.70
State Street Research Bond Income
  Portfolio (4)(12)....................      0.00           0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8)..........      0.00           0.84
MFS Investors Trust Portfolio (11).....      0.47           0.90
MFS Research Managers
  Portfolio (5)(11)....................      0.16           0.90
Davis Venture Value Portfolio (4)(5)...      0.00           0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)...........................      0.00           0.93
Harris Oakmark Focused Value
  Portfolio (5)(8).....................      0.00           0.87
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11).............      0.00           1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)..................      0.00           1.00


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                     MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (14)        FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio............      0.70             0.18              0.88
Calvert Social Mid Cap Growth Portfolio......      0.90             0.23              1.13

                                                                  C-D=E
                                                              TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                         D            AFTER
(as a percentage of average net assets) (14)   REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio............      0.00            0.88
Calvert Social Mid Cap Growth Portfolio......      0.00            1.13


                                                                         B              A+B=C
                                                        A          OTHER EXPENSES   TOTAL EXPENSES
FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES    MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (15)           FEES        REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio.....              0.18             0.10             0.28
Fidelity VIP Investment Grade Bond Portfolio...       0.43             0.11             0.54
Fidelity VIP Asset Manager Portfolio....              0.53             0.11             0.64
Fidelity VIP Equity-Income Portfolio (16)(17)...      0.48             0.10             0.58
Fidelity VIP Growth Portfolio (16)(17)...             0.58             0.10             0.68
Fidelity VIP Overseas Portfolio (16)(17)...           0.73             0.19             0.92

                                                                     C-D=E
                                                                 TOTAL EXPENSES
FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES        D            AFTER
(as a percentage of average net assets) (15)      REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------  -----------------------------
Fidelity VIP Money Market Portfolio.....              0.00           0.28
Fidelity VIP Investment Grade Bond Portfolio...       0.00           0.54
Fidelity VIP Asset Manager Portfolio....              0.00           0.64
Fidelity VIP Equity-Income Portfolio (16)(17)...      0.00           0.58
Fidelity VIP Growth Portfolio (16)(17)...             0.00           0.68
Fidelity VIP Overseas Portfolio (16)(17)...           0.00           0.92



                                        FFA- 15

MET INVESTORS FUND
                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                              MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (9)...........     0.50      0.00        0.65              1.15
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................     0.60      0.00        0.12              0.72
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................     0.75      0.15        6.18              7.08
MFS Mid Cap Growth Portfolio (4)(9)........     0.65      0.00        1.70              2.35
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................     0.90      0.15        4.07              5.12
PIMCO Innovation Portfolio (9).............     1.05      0.00        2.92              3.97
MFS Research International
  Portfolio (4)(9).........................     0.80      0.00        4.28              5.08
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................     0.85      0.15        4.59              5.59

MET INVESTORS FUND
                                                                D-E=F
                                                   E        TOTAL EXPENSES
ANNUAL EXPENSES                                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)      REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (9)...........      0.50            0.65
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................      0.02            0.70
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................      6.03            1.05
MFS Mid Cap Growth Portfolio (4)(9)........      1.55            0.80
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................      3.92            1.20
PIMCO Innovation Portfolio (9).............      2.87            1.10
MFS Research International
  Portfolio (4)(9).........................      4.08            1.00
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................      4.34            1.25


AMERICAN FUNDS CLASS 2
                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                              MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (4)(10)........................     0.33      0.25        0.02              0.60
American Funds Growth Portfolio (4)(10)....     0.37      0.25        0.01              0.63
American Funds Global Small Capitalization
  Portfolio (4)(10)........................     0.80      0.25        0.03              1.08

AMERICAN FUNDS CLASS 2
                                                                D-E=F
                                                   E        TOTAL EXPENSES
ANNUAL EXPENSES                                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)      REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
American Funds Growth-Income
  Portfolio (4)(10)........................      0.00            0.60
American Funds Growth Portfolio (4)(10)....      0.00            0.63
American Funds Global Small Capitalization
  Portfolio (4)(10)........................      0.00            1.08


EXAMPLE

If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets(13):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Division..........................      $13           $39          $ 68          $150
Fidelity VIP Investment Grade Bond Division.................       15            47            82           179
Lehman Brothers(R) Aggregate Bond Index Division............       14            42            73           161
PIMCO Total Return Division.................................       16            51            88           191
Salomon Brothers U.S. Government Division...................       17            52            90           197
State Street Research Bond Income Division..................       15            46            79           173
Salomon Brothers Strategic Bond Opportunities Division......       18            57            98           212
Calvert Social Balanced Division............................       19            58           100           216
Fidelity VIP Asset Manager Division.........................       16            51            87           190
State Street Research Diversified Division..................       15            46            79           173
Lord Abbett Bond Debenture Division.........................       17            52            90           197
American Funds Growth-Income Division.......................       16            49            85           186
MetLife Stock Index Division................................       13            40            70           153
MFS Investors Trust Division................................       19            59           101           218


                                 FFA- 16


MFS Research Managers Division..............................      $19         $59         $101         $218
State Street Research Investment Trust Division.............       15          47           81          178
Davis Venture Value Division................................       18          56           97          211
FI Structured Equity Division...............................       19          60          102          222
Fidelity VIP Equity-Income Division.........................       16          49           84          183
Harris Oakmark Large Cap Value Division.....................       19          57           99          214
State Street Research Large Cap Value Division..............       20          62          106          229
American Funds Growth Division..............................       16          50           87          189
Fidelity VIP Growth Division................................       17          52           89          194
Janus Growth Division.......................................       19          60          104          224
Putnam Large Cap Growth Division............................       20          62          106          229
T. Rowe Price Large Cap Growth Division.....................       18          54           94          203
Met/AIM Mid Cap Core Equity Division........................       21          63          109          234
MetLife Mid Cap Stock Index Division........................       14          45           77          169
Harris Oakmark Focused Value Division.......................       19          58           99          215
Neuberger Berman Partners Mid Cap Value Division............       18          56           96          209
Calvert Social Mid Cap Growth Division......................       21          66          113          243
FI Mid Cap Opportunities Division...........................       19          60          104          224
Janus Mid Cap Division......................................       17          54           92          201
MFS Mid Cap Growth Division.................................       18          56           96          208
State Street Research Aggressive Growth Division............       18          55           94          204
Loomis Sayles Small Cap Division............................       20          62          106          229
Russell 2000(R) Index Division..............................       15          48           82          180
State Street Research Aurora Division.......................       20          61          105          227
Franklin Templeton Small Cap Growth Division................       21          63          109          234
Met/AIM Small Cap Growth Division...........................       22          68          117          250
T. Rowe Price Small Cap Growth Division.....................       16          50           86          187
PIMCO Innovation Division...................................       21          65          111          240
Scudder Global Equity Division..............................       18          56           96          208
Fidelity VIP Overseas Division..............................       19          59          102          221
MFS Research International Division.........................       20          62          106          229
Morgan Stanley EAFE(R) Index Division.......................       17          54           93          202
Putnam International Stock Division.........................       22          67          114          246
State Street Research Concentrated International Division...       23          70          119          255
American Funds Global Small Capitalization Division.........       21          64          110          238


                                        FFA- 17

If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would pay the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets(18):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Division..........................      $13           $39           $68          $150
Fidelity VIP Investment Grade Bond Division.................       15            47            82           179
Lehman Brothers(R) Aggregate Bond Index Division............       14            42            73           161
PIMCO Total Return Division.................................       16            51            88           191
Salomon Brothers U.S. Government Division...................       17            52            90           197
State Street Research Bond Income Division..................       15            46            79           173
Salomon Brothers Strategic Bond Opportunities Division......       18            57            98           212
Calvert Social Balanced Division............................       19            58           100           216
Fidelity VIP Asset Manager Division.........................       16            51            87           190
State Street Research Diversified Division..................       15            46            79           173
Lord Abbett Bond Debenture Division.........................       17            52            90           197
American Funds Growth-Income Division.......................       16            49            85           186
MetLife Stock Index Division................................       13            40            70           153
MFS Investors Trust Division................................       19            59           101           218
MFS Research Managers Division..............................       19            59           101           218
State Street Research Investment Trust Division.............       15            47            81           178
Davis Venture Value Division................................       18            56            97           211
FI Structured Equity Division...............................       19            60           102           222
Fidelity VIP Equity-Income Division.........................       16            49            84           183
Harris Oakmark Large Cap Value Division.....................       19            57            99           214
State Street Research Large Cap Value Division..............       20            62           106           229
American Funds Growth Division..............................       16            50            87           189
Fidelity VIP Growth Division................................       17            52            89           194
Janus Growth Division.......................................       19            60           104           224
Putnam Large Cap Growth Division............................       20            62           106           229
T. Rowe Price Large Cap Growth Division.....................       18            54            94           203
Met/AIM Mid Cap Core Equity Division........................       21            63           109           234
MetLife Mid Cap Stock Index Division........................       14            45            77           169
Harris Oakmark Focused Value Division.......................       19            58            99           215
Neuberger Berman Partners Mid Cap Value Division............       18            56            96           209
Calvert Social Mid Cap Growth Division......................       21            66           113           243
FI Mid Cap Opportunities Division...........................       21            65           117           250
Janus Mid Cap Division......................................       17            54            92           201


                                 FFA- 18


MFS Mid Cap Growth Division.................................      $18         $56          $96         $208
State Street Research Aggressive Growth Division............       18          55           94          204
Loomis Sayles Small Cap Division............................       20          62          106          229
Russell 2000(R) Index Division..............................       15          48           82          180
State Street Research Aurora Division.......................       20          61          105          227
Franklin Templeton Small Cap Growth Division................       21          63          109          234
Met/AIM Small Cap Growth Division...........................       21          63          109          234
T. Rowe Price Small Cap Growth Division.....................       16          50           86          187
PIMCO Innovation Division...................................       21          65          111          240
Scudder Global Equity Division..............................       18          56           96          208
Fidelity VIP Overseas Division..............................       19          59          102          221
MFS Research International Division.........................       20          62          106          229
Morgan Stanley EAFE(R) Index Division.......................       17          54           93          202
Putnam International Stock Division.........................       22          67          114          246
State Street Research Concentrated International Division...       23          70          119          255
American Funds Global Small Capitalization Division.........       21          64          110          238


                                        FFA- 19

( 1)THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO
    AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 20% (10% FOR CERTAIN ENHANCED DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES. THERE ARE NO EARLY WITHDRAWAL CHARGES APPLIED TO THE ENHANCED NON-QUALIFIED DEFERRED ANNUITIES FOR SEC.457(f) DEFERRED COMPENSATION PLANS, SEC.451 DEFERRED FEE ARRANGEMENTS, SEC.451 DEFERRED COMPENSATION PLANS AND SEC.457(e)(11) SEVERANCE AND DEATH BENEFIT PLANS.



( 2)A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST
    ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.



( 3)PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT
    ANNUAL EXPENSES WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE
    ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE.



( 4)EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO
    CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.



( 5)CERTAIN METROPOLITAN FUND AND ZENITH FUND SUB-INVESTMENT MANAGERS
    DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, EACH FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND ZENITH FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS.



( 6)METLIFE ADVISERS, LLC ("METLIFE ADVISERS") AGREED TO PAY ALL
    EXPENSES (OTHER THAN MANAGEMENT FEES, BROKERAGE COMMISSIONS, TAXES, INTEREST AND EXTRAORDINARY OR NON-RECURRING EXPENSES) (HEREAFTER "EXPENSES") IN EXCESS OF .30% OF THE AVERAGE NET ASSETS FOR THE RUSSELL 2000(R) INDEX PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS FOR THE METLIFE MID CAP STOCK INDEX AND PUTNAM LARGE CAP GROWTH PORTFOLIOS THROUGH APRIL 30, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS EXPENSES REIMBURSED IN CALENDAR YEAR 2001. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.



( 7)THESE PORTFOLIOS BEGAN OPERATIONS ON APRIL 30, 2002. THE "OTHER
    EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR CALENDER YEAR 2002. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WAS IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE IS INCREASED.



( 8)METLIFE ADVISERS AGREED TO PAY ALL OPERATING EXPENSES OTHER THAN
    AMORTIZATION OF EXPENSES, BROKERAGE COSTS, INTEREST, TAXES OR OTHER EXTRAORDINARY EXPENSES, IN EXCESS OF 1.00% OF THE AVERAGE NET ASSETS FOR THE LOOMIS SAYLES SMALL CAP PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS OF THE STATE STREET AURORA RESEARCH PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY THE OPERATING EXPENSES OF THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES AND HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS (EXCLUSIVE OF ANY BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) IN EXCESS OF 0.90% OF AVERAGE NET ASSETS THROUGH APRIL 30, 2002. THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES, THE LOOMIS SAYLES SMALL CAP, THE STATE STREET RESEARCH AURORA AND THE HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS' EXPENSES DID NOT EXCEED THESE LIMITATIONS FOR THE YEAR ENDED DECEMBER 31, 2001.



( 9)CLASS A SHARES OF THE MFS MID CAP GROWTH, MFS RESEARCH
    INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS BEGAN OPERATIONS ON MAY 1, 2001. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR THESE PORTFOLIOS REFLECTS ANNUALIZED EXPENSES FOR THE FULL CALENDAR YEAR 2001. CLASS A SHARES FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO BEGAN OPERATIONS ON FEBRUARY 12, 2001. CLASS E SHARES OF THE MET/AIM MID CAP CORE EQUITY, MET/AIM SMALL CAP GROWTH AND STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIOS BEGAN OPERATIONS IN APRIL, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR THE CALENDAR YEAR 2002 AND ARE BASED ON OTHER SHARE CLASS EXPENSE EXPERIENCE.



    MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2003, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSE AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: .65% FOR THE PIMCO TOTAL RETURN PORTFOLIO, 1.10% FOR THE PIMCO INNOVATION PORTFOLIO, .80% FOR THE MFS MID CAP GROWTH PORTFOLIO, 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, .70% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 1.05% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, .90% FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO AND 1.10% FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. FOR THE MFS MID CAP GROWTH, MFS RESEARCH INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS, THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WAS IN EFFECT FOR THE ENTIRE CALENDAR YEAR 2001. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.


                                 FFA- 20

(10)EACH OF THE AMERICAN, METROPOLITAN, MET INVESTORS AND ZENITH FUNDS HAVE ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN, ZENITH AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.



(11)PURSUANT TO EXPENSE AGREEMENTS, METLIFE ADVISERS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) ("OPERATING EXPENSES") AS NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                             PORTFOLIO                            PERCENTAGE
                             ---------                            ----------
    MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                           0.75
    PUTNAM LARGE CAP GROWTH PORTFOLIO                                1.00
    METLIFE MID CAP STOCK INDEX PORTFOLIO                            0.45
    RUSSELL 2000(R) INDEX PORTFOLIO                                  0.55
    JANUS GROWTH PORTFOLIO                                           0.95
    FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.05
    STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO (CLASS E)        1.00
    MFS INVESTORS TRUST PORTFOLIO                                    0.90
    MFS RESEARCH MANAGERS PORTFOLIO                                  0.90
    SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO                       0.70
    FI MID CAP OPPORTUNITIES PORTFOLIO (CLASS E)                     1.10



     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses falls below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2003. The "Other Expenses Before Reimbursement" information for the Morgan Stanley EAFE(R) INDEX, THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS ASSUMES NO REDUCTION OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THE MORGAN STANLEY EAFE(R) INDEX PORTFOLIO REFLECTS EXPENSES AS IF THE EXPENSE AGREEMENT WAS IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION REFLECTS EXPENSES WAIVED OR REIMBURSED IN THE CALENDAR YEAR 2001 FOR THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(12)ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.



(13)THESE EXAMPLES ASSUME REIMBURSEMENT AND/OR WAIVER OF EXPENSES WAS IN EFFECT.



(14)"OTHER EXPENSES" REFLECTS AN INDIRECT FEE RESULTING FROM THE PORTFOLIO'S OFFSET EXPENSE ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S UNVESTED CASH BALANCES. THE CREDITS ARE USED TO REDUCE THE PORTFOLIO'S EXPENSES. NET OPERATING EXPENSES AFTER REDUCTIONS FOR FEES PAID INDIRECTLY WOULD BY 0.87% FOR SOCIAL BALANCED AND 1.10% FOR SOCIAL MID CAP GROWTH. THE MANAGEMENT FEES INCLUDE AN ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CALVERT.



(15)THE FIDELITY VIP FUNDS HAS A DISTRIBUTION AND SERVICE PLAN TO HELP PAY DISTRIBUTION COSTS (COMMONLY KNOWN AS A RULE 12B -1 PLAN). THESE PLANS PREVENT THE FIDELITY VIP FUNDS PORTFOLIOS FROM PAYING ANY SUCH COSTS. RATHER, FIDELITY & MANAGEMENT RESEARCH COMPANY ("FMR") MAY USE ITS MANAGEMENT FEE OR OTHER ASSETS TO PAY EXPENSES FOR SELLING SHARES OF THE FIDELITY VIP FUNDS PORTFOLIOS, INCLUDING EXPENSES OF THIRD PARTIES. FMR OR FIDELITY DISTRIBUTORS CORP. PAYS METLIFE FOR PROVIDING CERTAIN DISTRIBUTION AND SHAREHOLDERS SERVICES. FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. ALSO PAYS METLIFE FOR PROVIDING ADMINISTRATIVE SERVICES. YOU ARE NOT RESPONSIBLE FOR THESE FEES. FMR AND ITS AFFILIATES ABSORB THE FEES PAID TO METLIFE.



(16)ACTUAL OPERATING EXPENSES FOR THE FIDELITY VIP EQUITY-INCOME, GROWTH AND OVERSEAS PORTFOLIOS WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN ADDITION, BECAUSE THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES WERE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME. SEE THE FUND'S PROSPECTUS FOR MORE INFORMATION.



(17)ACTUAL ANNUAL CLASS OPERATING EXPENSES WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN ADDITION, THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME.



(18)THIS EXAMPLE ASSUMES NO EARLY WITHDRAWAL CHARGES ARE APPLICABLE. IN ORDER TO MAKE THIS ASSUMPTION FOR A PAYOUT OPTION UNDER YOUR DEFERRED ANNUITY, WE ALSO ASSUMED THAT YOU SELECTED AN INCOME PAYMENT TYPE UNDER WHICH YOU WILL RECEIVE PAYMENTS OVER YOUR LIFETIME OR FOR A PERIOD OF AT LEAST FIVE FULL YEARS.


                                        FFA- 21

 ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES
(For an accumulation unit outstanding throughout the period)
    These tables and bar charts show fluctuations in the Accumulation Unit Values for Enhanced Deferred Annuities for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES (a)    YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Fidelity Money Market Division(e)................. 2001       $14.59           $15.06              0
                                                   2000        13.86            14.59              0
                                                   1999        12.62            13.86              0
                                                   1998        12.24            12.62              0
                                                   1997        11.85            12.24              0
                                                   1996        11.46            11.85              0
                                                   1995        11.02            11.46              0
                                                   1994        10.72            11.02             12
                                                   1993        10.50            10.72            657
                                                   1992        10.22            10.50              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Fidelity VIP Investment Grade Bond Division....... 2001        18.19            19.54            497
                                                   2000        16.51            18.19            371
                                                   1999        16.84            16.51            356
                                                   1998        15.62            16.84            339
                                                   1997        14.46            15.62            235
                                                   1996        14.15            14.46            165
                                                   1995        12.17            14.15             89
                                                   1994        12.77            12.17             24
                                                   1993        11.62            12.77              7
                                                   1992        10.99(d)         11.62              1


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value



[LUCY WITH STOCK TICKER GRAPHIC]
                                 FFA- 22

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


Lehman Brothers(R) Aggregate Bond Index            2001       $10.92           $11.62            628
  Division........................................
                                                   2000         9.89            10.92            180
                                                   1999        10.12             9.89             99
                                                   1998        10.00(h)         10.12              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


PIMCO Total Return Division....................... 2001        10.00(g)         10.57             53


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division......... 2001        14.56(g)         15.40              7


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


State Street Research Income Division (c)......... 2001        37.87            40.68            413
                                                   2000        34.38            37.87            348
                                                   1999        35.52            34.38            393
                                                   1998        32.77            35.52            387
                                                   1997        30.13            32.77            314
                                                   1996        29.36            30.13            272
                                                   1995        24.79            29.36            213
                                                   1994        25.83            24.79            155
                                                   1993        23.43            25.83            111
                                                   1992        22.12            23.43             51


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value



Salomon Brothers Strategic Bond Opportunities      2001        15.65(g)         16.56              1
  Division........................................


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


                                        FFA- 23

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Calvert Social Balanced Division.................. 2001       $24.97           $23.01            356
                                                   2000        26.02            24.97            299
                                                   1999        23.40            26.02            286
                                                   1998        20.32            23.40            250
                                                   1997        17.08            20.32            225
                                                   1996        15.31            17.08            179
                                                   1995        11.91            15.31            129
                                                   1994        12.43            11.91             90
                                                   1993        11.62            12.43             66
                                                   1992        10.90            11.62             27


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Fidelity VIP Asset Manager Division............... 2001        25.00            23.75          1,541
                                                   2000        26.27            25.00          1,455
                                                   1999        23.87            26.27          1,475
                                                   1998        20.94            23.87          1,439
                                                   1997        17.52            20.94          1,346
                                                   1996        15.44            17.52          1,118
                                                   1995        13.32            15.44          1,066
                                                   1994        14.32            13.32            728
                                                   1993        11.94            14.32            292
                                                   1992        11.23(d)         11.94             81


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

State Street Research Diversified Division........ 2001        42.89            39.79          1,092
                                                   2000        42.85            42.89            918
                                                   1999        39.79            42.85            902
                                                   1998        33.57            39.79            710
                                                   1997        28.11            33.57            515
                                                   1996        24.78            28.11            365
                                                   1995        19.69            24.78            333
                                                   1994        20.51            19.69            241
                                                   1993        18.36            20.51            125
                                                   1992        16.93            18.36             28


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value



                                 FFA- 24

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


Loomis Sayles High Yield Bond Division (c)........ 2001       $11.05           $10.80            196
                                                   2000        11.26            11.05            156
                                                   1999         9.65            11.26            148
                                                   1998        10.53             9.65             89
                                                   1997        10.00(f)         10.53             49

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


American Funds Growth -- Income Division.......... 2001        91.20(g)         92.64              6


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


MetLife Stock Index Division...................... 2001        44.36            38.60          4,277
                                                   2000        49.39            44.36          3,740
                                                   1999        41.28            49.39          3,697
                                                   1998        32.50            41.28          3,077
                                                   1997        24.83            32.50          2,504
                                                   1996        20.44            24.83          1,648
                                                   1995        15.07            20.44          1,062
                                                   1994        15.04            15.07            631
                                                   1993        13.86            15.04            507
                                                   1992        13.02            13.86            260


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value



MFS Investors Trust Division...................... 2001        10.11(g)          8.42              3


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


MFS Research Managers Division.................... 2001        11.36(g)          8.90              1


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


                                        FFA- 25

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


State Street Research Investment Trust Division... 2001       $83.10           $68.31            969
                                                   2000        89.41            83.10            880
                                                   1999        76.19            89.41            892
                                                   1998        60.00            76.19            803
                                                   1997        47.19            60.00            656
                                                   1996        38.99            47.19            436
                                                   1995        29.57            38.99            324
                                                   1994        30.85            29.57            197
                                                   1993        27.22            30.85            123
                                                   1992        24.63            27.22             47


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Davis Venture Value Division...................... 2001        31.36            27.60             54
                                                   2000        30.70(b)         31.36              7


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Fidelity VIP Equity-Income Division............... 2001        38.09            35.86          2,545
                                                   2000        35.46            38.09          2,428
                                                   1999        33.67            35.46          2,717
                                                   1998        30.45            33.67          2,790
                                                   1997        23.99            30.45          2,476
                                                   1996        21.19            23.99          1,775
                                                   1995        15.84            21.19          1,200
                                                   1994        15.02            15.84            513
                                                   1993        12.83            15.02            195
                                                   1992        11.75(d)         12.83             27


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value




                                 FFA- 26

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


Harris Oakmark Large Cap Value Division........... 2001        $9.98           $11.70            459
                                                   2000         8.96             9.98            100
                                                   1999         9.72             8.96             54
                                                   1998        10.00(h)          9.72              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


American Funds Growth Division.................... 2001       153.64(g)        124.56              7


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Fidelity VIP Growth Division...................... 2001        48.61            39.65          3,191
                                                   2000        55.12            48.61          3,041
                                                   1999        40.49            55.12          2,921
                                                   1998        29.30            40.49          2,484
                                                   1997        23.95            29.30          2,249
                                                   1996        21.08            23.95          1,757
                                                   1995        15.72            21.08          1,218
                                                   1994        15.87            15.72            641
                                                   1993        13.43            15.87            290
                                                   1992        12.05(d)         13.43             93


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value




Janus Growth Division............................. 2001        10.00(g)          7.77             34


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Putnam Large Cap Growth Division.................. 2001         7.25             4.97            103
                                                   2000         9.82(b)          7.25             23


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


                                        FFA- 27

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


T. Rowe Price Large Cap Growth Division........... 2001       $13.14           $11.73            458
                                                   2000        13.33            13.14            286
                                                   1999        11.01            13.33             71
                                                   1998        10.00(h)         11.01              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division.............. 2001        10.64            10.41            219
                                                   2000        10.00(b)         10.64             72


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Harris Oakmark Focused Value Division............. 2001        21.87(g)         27.50             65


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Neuberger Berman Partners Mid Cap Value            2001        15.88            15.34            353
  Division........................................
                                                   2000        12.50            15.88            242
                                                   1999        10.73            12.50             61
                                                   1998        10.00(h)         10.73              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Calvert Social Mid Cap Growth Division............ 2001        30.98            26.95            284
                                                   2000        28.04            30.98            234
                                                   1999        26.46            28.04            143
                                                   1998        20.58            26.46            127
                                                   1997        16.81            20.58             80
                                                   1996        15.80            16.81             57
                                                   1995        11.43            15.80             18
                                                   1994        12.81            11.43              2
                                                   1993        12.03            12.81              1
                                                   1992        10.78(d)         12.03              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value



                                 FFA- 28

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Janus Mid Cap Division............................ 2001       $26.00           $16.14          3,246
                                                   2000        38.18            26.00          2,844
                                                   1999        17.29            38.18          1,964
                                                   1998        12.72            17.29            523
                                                   1997        10.00(f)         12.72            167


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


MFS Mid Cap Growth Division....................... 2001        10.00(g)          8.44             12


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


State Street Research Aggressive Growth            2001        51.71            39.05          1,667
  Division........................................
                                                   2000        56.52            51.71          1,542
                                                   1999        42.82            56.52          1,462
                                                   1998        38.02            42.82          1,533
                                                   1997        35.98            38.02          1,572
                                                   1996        33.72            35.98          1,396
                                                   1995        26.29            33.72            997
                                                   1994        27.05            26.29            625
                                                   1993        22.26            27.05            358
                                                   1992        20.37            22.26            134


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value




Loomis Sayles Small Cap Division.................. 2001        26.04            23.52             29
                                                   2000        26.26(b)         26.04              9


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


                                        FFA- 29

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


Russell 2000(R) Index Division.................... 2001       $12.20           $12.19            521
                                                   2000        12.81            12.20            285
                                                   1999        10.53            12.81            130
                                                   1998        10.00(h)         10.53              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


State Street Research Aurora Division............. 2001        12.27            14.09            251
                                                   2000        10.00(b)         12.27             20


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth Division...... 2001        10.00(g)          8.82             10


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division........... 2001        13.79            12.43          1,174
                                                   2000        15.32            13.79            959
                                                   1999        12.08            15.32            663
                                                   1998        11.79            12.08            657
                                                   1997        10.00(f)         11.79            279

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


PIMCO Innovation Division......................... 2001        10.00(g)          7.46             11


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


                                 FFA- 30

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


Scudder Global Equity Division.................... 2001       $15.10           $12.55            602
                                                   2000        15.49            15.10            481
                                                   1999        12.49            15.49            361
                                                   1998        10.88            12.49            256
                                                   1997        10.00(f)         10.88            120


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Fidelity VIP Overseas Division.................... 2001        22.47            17.54            894
                                                   2000        28.04            22.47            867
                                                   1999        19.85            28.04            724
                                                   1998        17.77            19.85            656
                                                   1997        16.08            17.77            647
                                                   1996        14.34            16.08            397
                                                   1995        13.20            14.34            197
                                                   1994        13.10            13.20             93
                                                   1993         9.63            13.10             27
                                                   1992        11.22(d)          9.63              4


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


MFS Research International Division............... 2001        10.00(g)          8.75              5


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Morgan Stanley EAFE(R) Index Division............. 2001        11.32             8.77            494
                                                   2000        13.36            11.32            194
                                                   1999        10.80            13.36             80
                                                   1998        10.00(h)         10.80              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


                                        FFA- 31

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


Putnam International Stock Division............... 2001       $16.88           $13.28            848
                                                   2000        18.96            16.88            777
                                                   1999        16.43            18.96            818
                                                   1998        13.54            16.43            837
                                                   1997        13.99            13.54            853
                                                   1996        14.38            13.99            868
                                                   1995        14.40            14.38            814
                                                   1994        13.84            14.40            558
                                                   1993         9.45            13.84            191
                                                   1992        10.63             9.45             50


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


American Funds Global Small Capitalization         2001        15.96(g)         13.78              7
  Division........................................


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


----------------------------------------

In addition to the above mentioned Accumulation Units, there were cash reserves of $56,293,338 as of December 31, 2001, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.
(a)Not all investment divisions are offered under the various Enhanced Deferred Annuities.
(b)Inception Date July 5, 2000.

(c)On April 29, 2002 the assets from the State Street Research Income Division merged into State Street Research Bond Income Division and the assets from the Loomis Sayles High Yield Bond Division merged into the Lord Abbett Bond Debenture Division. These investment divisions are no longer available under the Enhanced Deferred Annuities and Income Annuities.

(d)Inception Date May 1, 1992.
(e)No longer offered under the Enhanced Deferred Annuities.
(f)Inception Date March 3, 1997.
(g)Inception date May 1, 2001.
(h)Inception Date November 9, 1998.

                                 FFA- 32

 FINANCIAL FREEDOM DEFERRED ANNUITIES
(For an accumulation unit outstanding throughout the period)

These tables and bar charts show fluctuations in the Accumulation Unit Values for Financial Freedom Deferred Annuities for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements, or other reports (such as the annual report).


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Division............... 2001      $ 14.59         $ 15.06          1,117
                                                  2000        13.86           14.59          1,119
                                                  1999        12.62           13.86            761
                                                  1998        12.24           12.62            148
                                                  1997        11.85           12.24             81
                                                  1996        11.46           11.85            101
                                                  1995        11.02           11.46             41
                                                  1994        10.72           11.02             26
                                                  1993        10.50           10.72             19
                                                  1992        10.22           10.50             12


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Fidelity VIP Investment Grade Bond Division...... 2001        18.19           19.54            399
                                                  2000        16.51           18.19            245
                                                  1999        16.84           16.51            218
                                                  1998        15.62           16.84            218
                                                  1997        14.46           15.62            170
                                                  1996        14.15           14.46            133
                                                  1995        12.17           14.15            115
                                                  1994        12.77           12.17             72
                                                  1993        11.62           12.77             46
                                                  1992        11.00           11.62             25


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value



[LUCY WITH STOCK TICKER GRAPHIC]
                                        FFA- 33

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index           2001      $ 10.92         $ 11.62             82
  Division.......................................
                                                  2000         9.89           10.92             26
                                                  1999        10.12            9.89              3
                                                  1998        10.00(e)        10.12              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


PIMCO Total Return Division...................... 2001        10.00(f)        10.57             14


GRAPHIC TO COME

           Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division........ 2001        14.56(f)        15.40             19


GRAPHIC TO COME

           Year End Accumulation Unit Value


State Street Research Income Division (b)........ 2001        37.87           40.64             52
                                                  2000        34.38           37.87             22
                                                  1999        35.52           34.38             20
                                                  1998        32.77           35.52             24
                                                  1997        30.13           32.77              5
                                                  1996        29.36(a)        30.13              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities     2001        15.65(f)        16.56              2
  Division.......................................


GRAPHIC TO COME

           Year End Accumulation Unit Value


                                 FFA- 34

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


Calvert Social Balanced Division................. 2001      $ 25.01         $ 23.05            267
                                                  2000        26.06           25.01            238
                                                  1999        23.44           26.06            222
                                                  1998        20.35           23.44            183
                                                  1997        17.11           20.35            162
                                                  1996        15.34           17.11            120
                                                  1995        11.93           15.34             82
                                                  1994        12.45           11.93             56
                                                  1993        11.63           12.45             35
                                                  1992        10.91           11.63             22


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Fidelity VIP Asset Manager Division.............. 2001        25.00           23.75            801
                                                  2000        26.27           25.00            787
                                                  1999        23.87           26.27            812
                                                  1998        20.94           23.87            815
                                                  1997        17.52           20.94            816
                                                  1996        15.44           17.52            742
                                                  1995        13.32           15.44            600
                                                  1994        14.32           13.32            511
                                                  1993        11.94           14.32            309
                                                  1992        10.78           11.94            111


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


State Street Research Diversified Division....... 2001        42.89           39.79             76
                                                  2000        42.85           42.89             65
                                                  1999        39.79           42.85             59
                                                  1998        33.57           39.79             48
                                                  1997        28.11           33.57             20
                                                  1996        24.78(a)        28.11              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value



                                        FFA- 35

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Loomis Sayles High Yield Bond Division (b)....... 2001      $ 11.05         $ 10.80             65
                                                  2000        11.26           11.05             53
                                                  1999         9.65           11.26             50
                                                  1998        10.53            9.65             37
                                                  1997        10.00(d)        10.53              8

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


American Funds Growth -- Income Division......... 2001        91.20(f)        92.64              5


GRAPHIC TO COME

           Year End Accumulation Unit Value


MetLife Stock Index Division..................... 2001        37.84           32.93          1,515
                                                  2000        42.13           37.84          1,251
                                                  1999        35.21           42.13          1,245
                                                  1998        27.72           35.21            942
                                                  1997        21.18           27.72            799
                                                  1996        17.43           21.18            514
                                                  1995        12.86           17.43            310
                                                  1994        12.83           12.86            226
                                                  1993        11.82           12.83            150
                                                  1992        11.11           11.82          1,999


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


MFS Investors Trust Division..................... 2001        10.11(f)         8.42              1


GRAPHIC TO COME

           Year End Accumulation Unit Value


MFS Research Managers Division................... 2001        11.36(f)         8.90              2


YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value



                                 FFA- 36

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
State Street Research Investment Trust            2001      $  83.1         $ 68.31             79
  Division.......................................
                                                  2000        89.41           83.10             67
                                                  1999        76.19           89.41             65
                                                  1998        60.00           76.19             56
                                                  1997        47.19           60.00             32
                                                  1996        38.99(a)        47.19              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Davis Venture Value Division..................... 2001        31.36           27.60             29
                                                  2000        30.70(e)        31.36             11

YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Fidelity VIP Equity-Income Division.............. 2001        38.09           35.86          1,330
                                                  2000        35.46           38.09          1,019
                                                  1999        33.67           35.46          1,036
                                                  1998        30.45           33.67            963
                                                  1997        23.99           30.45            906
                                                  1996        21.19           23.99            659
                                                  1995        15.84           21.19            445
                                                  1994        15.02           15.84            270
                                                  1993        12.83           15.02            165
                                                  1992        11.07           12.83             66


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Harris Oakmark Large Cap Value Division.......... 2001         9.98           11.70            103
                                                  2000         8.96            9.98             15
                                                  1999         9.72            8.96              6
                                                  1998        10.00(d)         9.72              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


                                        FFA- 37

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


American Funds Growth Division................... 2001      $153.64(f)      $124.56              4


YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Fidelity VIP Growth Division..................... 2001        48.61           39.65          1,859
                                                  2000        55.12           48.61          1,636
                                                  1999        40.49           55.12          1,554
                                                  1998        29.30           40.49          1,363
                                                  1997        23.95           29.30          1,317
                                                  1996        21.08           23.95          1,058
                                                  1995        15.72           21.08            762
                                                  1994        15.87           15.72            508
                                                  1993        13.43           15.87            317
                                                  1992        12.40           13.43            136


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Janus Growth Division............................ 2001        10.00(f)         7.77             18


GRAPHIC TO COME

           Year End Accumulation Unit Value


Putnam Large Cap Growth Division................. 2001         7.25            4.97             41
                                                  2000         9.82(e)         7.25             14


GRAPH TO COME

           Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division.......... 2001        13.14           11.73            115
                                                  2000        13.33           13.14             82
                                                  1999        11.01           13.33             16
                                                  1998        10.00(d)        11.01              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


                                 FFA- 38

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


MetLife Mid Cap Stock Index Division............. 2001      $ 10.64         $ 10.41             59
                                                  2000        10.00(e)        10.64             19


GRAPH TO COME

           Year End Accumulation Unit Value


Harris Oakmark Focused Value Division............ 2001        21.87(f)        27.50             24


GRAPHIC TO COME


           Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value           2001        15.88           15.34            106
  Division.......................................
                                                  2000        12.50           15.88             55
                                                  1999        10.73           12.50             10
                                                  1998        10.00(d)        10.73              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Calvert Social Mid Cap Growth Division........... 2001        30.98           26.95            218
                                                  2000        28.04           30.98            160
                                                  1999        26.46           28.04            145
                                                  1998        20.58           26.46            133
                                                  1997        16.81           20.58            118
                                                  1996        15.80           16.81            108
                                                  1995        11.43           15.80             62
                                                  1994        12.81           11.43             44
                                                  1993        12.03           12.81             29
                                                  1992        10.67           12.03             16


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Janus Mid Cap Division........................... 2001        26.00           16.14          1,304
                                                  2000        38.18           26.00            719
                                                  1999        17.29           38.18            450
                                                  1998        12.72           17.29            140
                                                  1997        10.00(c)        12.72             52

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


                                        FFA- 39

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


MFS Mid Cap Growth Division...................... 2001      $ 10.00(f)      $  8.44             28


GRAPHIC TO COME

           Year End Accumulation Unit Value


State Street Research Aggressive Growth           2001        51.71           39.05             67
  Division.......................................
                                                  2000        56.52           51.71             45
                                                  1999        42.82           56.52             24
                                                  1998        38.02           42.82             22
                                                  1997        35.98           38.02             14
                                                  1996        33.72(a)        35.98              3


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Loomis Sayles Small Cap Division................. 2001        26.04           23.52             11
                                                  2000        26.26(e)        26.04              2


GRAPHIC TO COME

           Year End Accumulation Unit Value


Russell 2000(R) Index Division................... 2001        12.20           12.19            132
                                                  2000        12.81           12.20             75
                                                  1999        10.53           12.81             30
                                                  1998        10.00(d)        10.53              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


State Street Research Aurora Division............ 2001        12.27           14.09            102
                                                  2000        10.00(e)        12.27             19




GRAPHIC TO COME


           Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth Division..... 2001        10.00            8.82              9


GRAPHIC TO COME

           Year End Accumulation Unit Value


                                 FFA- 40

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Division.......... 2001      $ 13.79         $ 12.43            602
                                                  2000        15.32           13.79            425
                                                  1999        12.08           15.32            317
                                                  1998        11.79           12.08            242
                                                  1997        10.00(c)        11.79            108


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


PIMCO Innovation Division........................ 2001        10.00(f)         7.46              5


GRAPHIC TO COME

           Year End Accumulation Unit Value


Scudder Global Equity Division................... 2001        15.10           12.55            316
                                                  2000        15.49           15.10            212
                                                  1999        12.49           15.49            178
                                                  1998        10.88           12.49            146
                                                  1997        10.00(c)        10.88             56


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Fidelity VIP  Overseas Division.................. 2001        22.47           17.54            577
                                                  2000        28.04           22.47            560
                                                  1999        19.85           28.04            513
                                                  1998        17.77           19.85            486
                                                  1997        16.08           17.77            508
                                                  1996        14.34           16.08            365
                                                  1995        13.20           14.34            259
                                                  1994        13.10           13.20            197
                                                  1993         9.63           13.10             98
                                                  1992        10.89            9.63             24


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


MFS Research International Division.............. 2001        10.00(f)         8.75              2


GRAPHIC TO COME

           Year End Accumulation Unit Value


                                        FFA- 41

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


Morgan Stanley EAFE(R) Index Division............ 2001      $ 11.32         $  8.77             68
                                                  2000        13.36           11.32             44
                                                  1999        10.80           13.36             11
                                                  1998        10.00(d)        10.80              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Putnam International Stock Division.............. 2001        16.88           13.28             52
                                                  2000        18.96           16.88             36
                                                  1999        16.43           18.96             24
                                                  1998        13.54           16.43             22
                                                  1997        13.99           13.54             10
                                                  1996        14.38(a)        13.99              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


American Funds Global Small Capitalization        2001        15.96(f)        13.78              4
  Division.......................................


GRAPHIC TO COME

           Year End Accumulation Unit Value


----------------------------------------


In addition to the above mentioned Accumulation Units, there were cash reserves of $56,293,338 as of December 31, 2001, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.

(a)
  Inception Date May 1, 1996.

(b)
 On April 29, 2002 the assets from the State Street Research Income Division merged into State Street Research Bond Income Division and the assets from the Loomis Sayles High Yield Bond Division merged into the Lord Abbett Bond Debenture Division. These investment divisions are no longer available under the Financial Freedom Deferred Annuities and Income Annuities.


(c)

  Inception Date March 3, 1997.

(d)

  Inception Date November 9, 1998.

(e)

  Inception Date July 5, 2000.

(f)


  Inception Date May 1, 2001.


                                 FFA- 42

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 13 countries.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Enhanced Preference Plus Account and Financial Freedom Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


[SNOOPY AND WOODSTOCK]
                                                                         FFA- 43

VARIABLE ANNUITIES
There are two types of variable annuities described in this
     Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or income varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

All TSA, PEDC, 403(a) and IRA arrangements receive tax deferral under the Internal Revenue Code and/or the plan. There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.

                                   [SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]
       The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to an employer, association, trust or other group for its employees, members or participants.
   A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
FFA- 44

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of pay-out option suited to your needs. Some of the pay-out options guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices and the amount of your purchase payment.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAI for each fund is available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. If any of the Calvert Fund or Fidelity VIP Funds' Portfolios are available to you, then you will also receive their prospectuses as appropriate. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and the Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds Portfolios, which are Class 2, and the following Portfolios: FI Structured Equity, FI Mid Cap Opportunities, State Street Research Large Cap Value, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth, which are all Class E.



The investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.


While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.
                                                                         FFA- 45

The following list of investment choices includes six portfolios that subject to state approval we anticipate will be available on or about May 1, 2002.



 Fidelity Money Market Portfolio


 Fidelity Investment Grade Bond Portfolio


 Lehman Brothers(R) Aggregate Bond Index  Portfolio


 PIMCO Total Return Portfolio


 Salomon Brothers U.S. Government  Portfolio


 State Street Research Bond Income  Portfolio


 Salomon Brothers Strategic Bond  Opportunities Portfolio


 Calvert Social Balanced Portfolio


 Fidelity Asset Manager Portfolio


 State Street Research Diversified Portfolio


 Lord Abbett Bond Debenture Portfolio


 American Funds Growth-Income Portfolio


 MetLife Stock Index Portfolio


 MFS Investors Trust Portfolio


 MFS Research Managers Portfolio


 State Street Research Investment Trust  Portfolio


 Davis Venture Value Portfolio


 FI Structured Equity Portfolio


 Fidelity Equity-Income Portfolio


 Harris Oakmark Large Cap Value Portfolio


 State Street Research Large Cap Value  Portfolio


 American Funds Growth Portfolio


 Fidelity Growth Portfolio


 Janus Growth Portfolio


 Putnam Large Cap Growth Portfolio


 T. Rowe Price Large Cap Growth Portfolio


 Met/AIM Mid Cap Core Equity Portfolio


 MetLife Mid Cap Stock Index Portfolio


 Harris Oakmark Focused Value Portfolio


 Neuberger Berman Partners Mid Cap  Value Portfolio


 Calvert Social Mid Cap Growth Portfolio


 FI Mid Cap Opportunities Portfolio

 Janus Mid Cap Portfolio

 MFS Mid Cap Growth Portfolio


 State Street Research Aggressive Growth  Portfolio


 Loomis Sayles Small Cap Portfolio


 Russell 2000(R) Index Portfolio


 State Street Research Aurora Portfolio


 Franklin Templeton Small Cap Growth  Portfolio


 Met/AIM Small Cap Growth Portfolio


 T. Rowe Price Small Cap Growth Portfolio


 PIMCO Innovation Portfolio


 Scudder Global Equity Portfolio


 Fidelity Overseas Portfolio


 MFS Research International Portfolio


 Morgan Stanley EAFE(R) Index Portfolio


 Putnam International Stock Portfolio


 State Street Research Concentrated  International Portfolio


 American Funds Global Small  Capitalization Portfolio



    The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.





The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.

                                        [SNOOPY READING MENU GRAPHIC]
FFA- 46

Subject to state approval FI Mid Cap Opportunities, FI Structured Equity, State Street Research Large Cap Value, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios will be available on or about May 1, 2002.



Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:



* Your employer, association or other group contract holder limits the available investment divisions.


*   We have restricted the available investment divisions.


*   Some of the investment divisions are not approved in your state.


* For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).


The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, Zenith Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Fund, Fidelity VIP Funds and American Funds Portfolios are made available by the funds only through various insurance company annuities and life insurance policies.



The Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the State Street Research Concentrated International, the Janus Mid Cap, Harris Oakmark Focused Value, MFS Mid Cap Growth, Calvert Social Balanced and Calvert Social Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.



The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The


                                                                         FFA- 47

Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, formerly known as Met Investors Advisory Corp., a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. The Portfolios of the Calvert Fund pay Calvert Asset Management Company, Inc. a monthly fee for its services as their investment manager. Similarly, the Portfolios of the Fidelity VIP Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described, as applicable, in the Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds prospectuses and SAIs.



In addition, the Metropolitan Fund, Zenith Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund, Zenith Fund or Met Investors Fund. The risks of these arrangements are also discussed in each fund's prospectus.


DEFERRED ANNUITIES
This Prospectus describes the following kinds of Deferred Annuities under which you can accumulate money:

Financial Freedom         Enhanced Preference
Account:                  Plus Account:
* TSA (Tax Sheltered      * TSA (Tax Sheltered
  Annuity)                  Annuity)
* 403(a) (Qualified       * 403(a) (Qualified
  annuity plans under       annuity plans under
  sec.403(a))               sec.403(a))
* Non-Qualified (for      * PEDC (Public Employee
  certain deferred          Deferred Compensation)
  arrangements and        * Traditional IRA
  plans)                    (Individual Retirement
                            Annuities)
                          * Non-Qualified
                          * Non-Qualified (for
                            certain deferred
                            arrangements and
                            plans)

[LINUS BUILDING SAND CASTLE]

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefits plans, and for Financial

These Deferred Annuities are issued to a group. You are then a participant under the group's Deferred Annuity.
FFA- 48

Freedom Deferred Annuities only, sec.415(m) qualified governmental excess benefit arrangements. The Non-Qualified Deferred Annuities for sec.457(e)(11) severance and death benefit plans have special tax risks. We no longer offer sec.457(e)(11) severance and death benefit plans but will accept purchase payments for those already issued.

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN
If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.


The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. Also, the Deferred Annuity may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix II for specific information which applies to you.


AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you for Enhanced Deferred Annuities. The Equity Generator is the only investment strategy available for Financial Freedom Deferred Annuities. These investment strategies, if available to you, are without any additional charges. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.

[SAFE GRAPHIC]
                                                                         FFA- 49
balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any of your earnings.

THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the values of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(SM): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.
In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.
The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals

                                                                 [SCALE GRAPHIC]
                                                             [PIE CHART GRAPHIC]
                                                                 [GLOBE GRAPHIC]

                                                            [HOUR GLASS GRAPHIC]
FFA- 50
of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment.

For Non-Qualified Deferred Annuities for certain deferred arrangements or plans (except those for sec.415(m) arrangements), we may require that each purchase payment be at least $2,000. In addition, we may require that your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

Unless limited by tax law, you may continue to make purchase payments under Enhanced Deferred Annuities while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction.

In the case of TSA Deferred Annuity money being transferred from a fixed account of another insurance company where you did not have access to your money because the company was being rehabilitated or liquidated, we may add additional money to the amount transferred to us to reflect the earlier lack of access.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $500,000. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61. (Except for an Enhanced PEDC Deferred Annuity.)
*   A withdrawal based on your leaving your job.

You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
                                                                         FFA- 51

* Receiving systematic termination payments (described later) from both the Separate Account and Fixed Interest Account.

*   For TSA and 403(a) Deferred Annuities if you should leave your job.

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE
Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

                                                             [WOODSTOCK GRAPHIC]

                                                           [GIRL ADDING GRAPHIC]
FFA- 52

TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. Such transfers are free of any early withdrawal charges to you, except under certain Financial Freedom Deferred Annuities where you may incur early withdrawal charges, if applicable, for money transferred from the Fixed Interest Account to the investment divisions. Some additional restrictions may also apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment division(s) (or Fixed Interest Account) from which you want the money to be transferred;

* The investment division(s) (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.


WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.
ACCESS TO YOUR MONEY
You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

You may transfer money within your contract. You will not incur current taxes on your earnings.

Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.

[CHARLIE BROWN IN MONEY JAR GRAPHIC]
                                                                         FFA- 53

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.


SYSTEMATIC WITHDRAWAL PROGRAM FOR ENHANCED TSA AND IRA AND FINANCIAL FREEDOM TSA AND 403(a) DEFERRED ANNUITIES



If we agree and if approved in your state for only Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties, and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. For the Enhanced TSA and Financial Freedom TSA and 403(a) Deferred Annuities, if you elect to receive payments through this program, you must have no loan outstanding from the Fixed Interest Account and you must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities before you reach age 59 1/2.


If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.


     We will withdraw your systematic withdrawal program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request. For the Enhanced TSA and Financial Freedom TSA and
        403(a) Deferred Annuities, if you elect to receive payments through this program, you must have no loan outstanding from the Fixed Interest Account and you must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and
                          403(a) Deferred Annuities before you reach age 59 1/2.

                                          [SNOOPY AND FLYING WOODSTOCKS GRAPHIC]
 If you would like to receive your systematic withdrawal payment by the first of the month, you should request that the payment date be the 20th of the prior month.
FFA- 54

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.


Although, early withdrawal charges do not apply to Systematic Withdrawal Program payments from your Financial Freedom Deferred Annuity Separate Account Balance, early withdrawal charges may apply to Systematic Withdrawal Program payments from your Fixed Interest Account Balance.


Participation in the Systematic Withdrawal Program is subject to our administrative procedures.


Your Account Balance will be reduced by the amount of your systematic withdrawal payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
                                                                         FFA- 55

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. For the Enhanced TSA and IRA Deferred Annuities, rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of the shares available to the Deferred Annuities have 12b-1 fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.


The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit
                                                                          Value.



  MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.

                           [WOODSTOCK TYPING GRAPHIC]
FFA- 56

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations."These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain states, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the states where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


EARLY WITHDRAWAL CHARGES FOR TSA, 403(a), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for the TSA, 403(a), Non-Qualified, PEDC and IRA Enhanced Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed

We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings. You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago. For Financial Freedom and certain Non-Qualified Enhanced Deferred Annuities, early withdrawal charges do not apply to the Separate Account. However, these charges may apply to withdrawals from the Fixed Interest Account and to transfers from the Fixed Interest Account into the investment divisions.
                                                                         FFA- 57

Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown; keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                           During Purchase Payment Year
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

Because of the reduced sales costs for certain Enhanced Deferred Annuities, there are no early withdrawal charges.

For certain deferred arrangements and plans, you pay no early withdrawal charges on withdrawals from Financial Freedom Deferred Annuities and Non-Qualified Enhanced Deferred Annuities.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES FOR TSA, 403(a), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES
In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet one of the following conditions listed below.

You do not pay an early withdrawal charge:

*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

[BOY WITH MAGNIFYING GLASS GRAPHIC]
 Early withdrawal charges never apply to transfers among investment divisions or transfers to the Fixed Interest Account.
FFA- 58

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction except, if your contract permits, and if your spouse is substituted as the purchaser of the Deferred Annuity and continues the contract.


* If you withdraw up to 20% (10% for certain TSA Enhanced Deferred Annuities) of your Account Balance each Contract Year. This 20% (or 10%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 20% (or 10%) will you have to pay early withdrawal charges.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exemption does not apply if you have a Non-Qualified Deferred Annuity or if the withdrawal is to satisfy
    Section 72(t) requirements under the Internal Revenue Code.

* If you have transfered money from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

* Systematic Termination. For all Deferred Annuities except certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities, if the contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early withdrawal charges. You may ask to receive your money in annual installments based on the following percentages of your Account Balance for that year's withdrawal:

           Contract Year
  1*    2    3     4         5
  20%  25%  33 1/3% 50%  remainder
  * Less that Contract Year's
    withdrawals.

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you begin at the beginning of the schedule listed above.

* If you are disabled and you request a total withdrawal. Disability is as defined in the Federal Social Security Act.

*   If you retire:

     -- For the Non-Qualified and certain PEDC Enhanced Deferred Annuities, if you retire.

                                                                         FFA- 59

     -- For certain TSA Enhanced Deferred Annuities, if you have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your contract must have been in existence for 10 years prior to the requested withdrawal.

     -- For certain TSA, PEDC and 403(a) Enhanced Deferred Annuities, if you also have participated for at least 10 consecutive years unless you retire according to the definition of retirement stated in your plan. Participated for at least 10 consecutive years means that your contract must have been in existence for 10 years prior to the requested withdrawal.

* If you leave your job with the employer that bought the Deferred Annuity. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If your plan terminates and the withdrawal is transferred into another annuity contract we issue. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If your plan provides payment on account of hardship and you suffer from an unforeseen hardship. (Except for certain TSA, 403(a), Non-Qualified and IRA Enhanced Deferred Annuities.) For certain TSA Enhanced Deferred Annuities, you must only have suffered an unforeseen hardship.

* If you make a direct transfer to other investment vehicles we have pre-approved. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If you withdraw money under a plan provision which we have pre-approved. (Except for certain TSA, Non-Qualified, PEDC, and IRA Enhanced Deferred Annuities.)

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY
I f you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transfer amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transferred amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract.

                                                             [WOODSTOCK GRAPHIC]
FFA- 60

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*   Amounts transferred on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK
Y ou may cancel the Deferred Annuity within a certain time period.
    This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

[GIRL READING GRAPHIC]
                                                                         FFA- 61

DEATH BENEFIT
One of the insurance guarantees we provide you under the
     Deferred Annuity is that your beneficiaries will be protected against market downturns. You name the beneficiary(ies) under the following Deferred
Annuities:

*   Enhanced TSA

*   Enhanced Non-Qualified

*   Enhanced 403(a)

*   Enhanced Traditional IRA

*   Financial Freedom TSA

*   Financial Freedom 403(a)

For the following Deferred Annuities the trustee receives the death benefit:

*   Non-Qualified Deferred Annuity for

     --   sec.457(f) deferred compensation plan

     --   sec.451 deferred fee arrangements

     --   sec.451 deferred compensation plans

     --   sec.457(e)(11) severance and death benefit plans

     --   sec.415(m) qualified governmental excess benefit arrangements

* For PEDC Deferred Annuities, the employer or trustee receives the death benefit.

The death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

In each case, we deduct the amount of any outstanding loans from the death benefit.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.


Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment.


FFA- 62

If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities) and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities), the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.



Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.


PAY-OUT OPTIONS (OR INCOME OPTIONS)

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and outstanding loans), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. Generally, you may defer receiving payments for up to one year after you have chosen your pay-out option. The variable pay-out option may not be available in all states.


The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.
                                                                         FFA- 63

When considering whether to select a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment;

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the contract supplement to your Deferred Annuity will tell you when your income payments start and the frequency with which you will receive your income payments.


By the date specified in your contract, if you do not either select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable income option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.


Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.

INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

   Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.



                                                                         [SNOOPY
                                                                      SUNBATHING
                                                                        GRAPHIC]
      You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.
FFA- 64

Using proceeds from the following types of arrangements, you may purchase the following types of Income Annuities to receive immediate payments:

Financial Freedom Account:           Enhanced Preference Plus Account:
*  TSA                               *  TSA
*  403(a)                            *  403(a)
*  Non-Qualified (for certain        *  PEDC
deferred arrangements and            *  Traditional IRA
plans)                               *  Non-Qualified
                                     *  Non-Qualified (for certain
                                     deferred arrangements and plans)

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefits plans, and sec.415(m) qualified governmental excess benefit arrangements. The Deferred Annuities for sec.457(e)(11) severance and death benefit plans have special tax risks. We no longer offer the Non-Qualified Deferred Annuities for sec.457(e)(11) severance and death benefit plans but will accept a purchase payment for those already issued.

If your retirement plan has purchased an Income Annuity, then your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who may receive continuing payments or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than

Many times the Owner and the Annuitant are the same person.
                                                                         FFA- 65
if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a


                         When deciding how to receive income, consider:
- The amount of income you need;


- The amount you expect to receive from other sources;

- The growth potential of other investments; and

- How long you would like your income to last.

                                                       [SNOOPY ON BEACH GRAPHIC]
FFA- 66
smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION

You decide how your money is allocated among the Fixed Income Option and the investment divisions.


MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or transfer into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a transfer) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you transfer money from an investment division, annuity units in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges (the net investment return). Likewise, your payments will decrease to the extent the

The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.

The AIR is stated in your contract and may range from 3% to 6%.
                                                                         FFA- 67
investment experience of your chosen investment divisions is less than the AIR and Separate Account charges. A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

TRANSFERS
You may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Income Option) to which you want to transfer; and

*   The investment division from which you want to transfer.

We may require that you use our forms to make transfers.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the

                                                           [WOODSTOCK AND MONEY]



 Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.
FFA- 68
transaction to take place on that day. All other transfers in good order will be processed our next business day.

CONTRACT FEE


There is no contract fee under the Income Annuities.

CHARGES
There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.


PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart that shows the states where premium taxes are charged and the amount of these taxes is in the Appendix.


We also reserve the right to deduct from purchase payments, account balances, withdrawals or income payments, any taxes (including but


The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.
                                                                         FFA- 69

 You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.

   Generally, your requests including subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.

                                                          [LUCY READING GRAPHIC]


not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments, at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.
GENERAL INFORMATION

ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

*   On a day when the Accumulation Unit/Annuity Unit Value is not calculated, or

*   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. FFA- 70

[CHARLIE BROWN WITH LETTER GRAPHIC]

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities and the Non-Qualified Financial Freedom Deferred Annuity for 415(m) qualified governmental excess benefit arrangements are confirmed quarterly. Unless you inform us of errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS


We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interest of the contract holders or the Separate Account including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.

                                                                         FFA- 71

BY TELEPHONE OR INTERNET

You may request a variety of transactions and obtain information by telephone, 24 hours a day, 7 days a week, unless prohibited by state law or by your employer. Likewise in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions, and performance of systems.

We are not responsible or liable for:

* any inaccuracy, errors, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

                                                [CHARLIE BROWN ON PHONE GRAPHIC]
   You may authorize your sales representative to make telephone transactions on your behalf. You must complete the form and we must agree.

FFA- 72

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contract owners, and who simultaneously make the same request or series of requests on behalf of other contract owners, including those who engage in market timing transactions.


VALUATION

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under a Deferred Annuity and transfers under a Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

                                                                         FFA- 73

ADVERTISING PERFORMANCE

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.


YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations reflect all Separate Account charges and applicable early withdrawal charges. These figures also assume a steady annual rate of return.


Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges. For purposes of presentation, we may assume that certain Deferred Annuities and Income Annuities were in existence prior to their inception date. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds Portfolios. We use the actual accumulation unit or annuity unit data after the inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

[SNOOPY AS TOWN CRIER GRAPHIC]
All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

FFA- 74

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY

We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Zenith Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS

Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.


                                                                         FFA- 75

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefit plans and the TSA Deferred Annuity and Income Annuities under which the employer retains all rights, we will provide you with the number of copies of voting instructions soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Zenith Fund, Met Investors Fund, Calvert Fund, Fidelity VIP Funds or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:


*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES
All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.

                          [SNOOPY METLIFE REP GRAPHIC]

FFA- 76

The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.


We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .20% of the total Account Balances of the Deferred Annuities, other registered variable annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.

From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisements in their publications or enter into other such arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts of the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.

FINANCIAL STATEMENTS
The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS
If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

                                                                         FFA- 77

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. If we do so for a Deferred Annuity delivered in New York we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

We may cancel your Non-Qualified Deferred Annuity for sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans and sec.457(e)(11) severance and death benefit plans if we do not receive any purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. Certain Deferred Annuities do not contain these cancellation provisions.

At our option, we may cancel certain TSA and PEDC Deferred Annuities if we determine that changes to your retirement plan would cause MetLife to pay more interest than we anticipated or to make more frequent payments than we anticipated in connection with the Fixed Interest Account. We may also cancel these Deferred Annuities, as legally permitted, if your retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, the employer and MetLife may each cancel the Deferred Annuity upon 90 days notice to the other party.

SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS DEFERRED ANNUITY OR TAKES OTHER ACTION

Under certain TSA Deferred Annuities, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into a TSA Deferred Annuity may be credited to your Account Balance. If such amounts are credited to a TSA Deferred Annuity, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the contract holder. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this Prospectus. The charges to the plan are imposed on the

FFA- 78
amount initially transferred to MetLife for the first seven years according to the schedule in the following table:

                      During Contract Year
             1     2     3     4     5     6     7    8 & Beyond
   Year      -     -     -     -     -     -     -    ----------
Percentage  5.6%  5.0%  4.5%  4.0%  3.0%  2.0%  1.0%      0%

The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (Code) is complex and subject to change on a regular basis. You should consult your own tax adviser about your own circumstances. You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular contract. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.


You are responsible for determining whether your purchase of a Deferred or Income Annuity, withdrawals, income payments and other transactions under your Deferred and Income Annuities satisfy applicable tax law.


Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation or change in such designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax or other taxes, consequences including estate tax, gift tax and generation skipping transfer tax that are not discussed in this Prospectus. Please consult your tax adviser.


MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

GENERAL
This section applies to TSA, 403(a), Non-Qualified, Traditional IRA and PEDC. It does not apply to Non-Qualified Deferred Annuities for sec.451, sec.457(f) or sec.457(e)(11) plans.

Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Internal Revenue Code (Code).

Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.
                                                                         FFA- 79

The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 has made certain changes to qualified plans and IRAs, including:



* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;



*   adding "catch-up" contributions for taxpayers age 50 and above; and



*   adding enhanced portability features.



You should consult your tax adviser regarding these changes.



Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increase contribution limits for IRAs and qualified plans) expire after 2010.


PURCHASE PAYMENTS

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

Purchase payments to TSA, 403(a), and PEDC contracts are generally on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Under some circumstances "after-tax" contributions can be made to certain of these annuities. These purchase payments do not reduce your taxable income or give you a tax deduction. There are different annual purchase payment limits for the annuities offered in this prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.

Purchase payments to a Non-Qualified annuity are on an after-tax basis. After-tax means that your purchase payments to your annuity do not reduce your taxable income or give you a tax deduction. Generally, Traditional IRAs can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Whether you can make deductible purchase payments to your Traditional IRA depends on your personal situation. Your contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount reported as income differs depending on the type of:

*   annuity you purchase (e.g., Non-Qualified or IRA); and

*   pay-out option you elect.


We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. For withdrawal from PEDC annuities, you may not elect not to withhold. The amount we withhold is determined by the Code. For withdrawals from a TSA, 403(a) or governmental PEDC annuity, please see the 20% mandatory withholding discussion.


                                                            [PIGGY BANK GRAPHIC]

FFA- 80

WITHDRAWALS AND INCOME PAYMENTS FOR IRAS, TSAS, AND 403(a) CONTRACTS

Withdrawals and income payments are included in income except for that portion that represents a return of non-deductible purchase payments.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS, TSAS AND 403(a) CONTRACTS

Generally, you must begin receiving withdrawals from your contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or;

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.


It is not clear whether certain income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out.



If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax adviser.



Please be advised that new proposed regulations were issued by the Internal Revenue Service regarding required minimum distribution in January 2001. These proposed regulations are generally effective for the 2002 distribution year.


REQUIREMENT FOR AFTER-DEATH DISTRIBUTIONS FOR IRA, TSA AND 403(a) CONTRACTS

If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by the December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary and if your contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.


For IRAs, if your spouse is your beneficiary and if you contract permits, he or she may elect to continue as "owner" of the contract.


                                                                         FFA- 81

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

WITHDRAWALS BEFORE AGE 59 1/2 (EXCEPT PEDC)

If you receive a taxable distribution from your Deferred Annuity before you reach age 59 1/2 this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                                             Type of Contract
                                            --------------------------------------------------
                                              Non-            Trad.
                                            Qualified          IRA          TSA         403(a)
                                            ---------         -----         ---         ------
In a series of substantially equal
payments made annually (or more
frequently) for life or life
expectancy (SEPP)                                 x              x            x(1)         x
After you die                                     x              x            x            x
After you become totally disabled (as
defined in the Code)                              x              x            x            x
After separation from service if you
are over age 55 at time of separation.                                        x            x
To pay deductible medical expenses                               x            x            x
To pay medical insurance premiums if
you are unemployed                                               x
To pay for qualified higher education
expenses, or                                                     x
For qualified first time home purchases
up to $10,000                                                    x
After December 31, 1999, for IRS levies                          x            x            x
Under certain income annuities providing
for substantially equal payments over the
"payout" period                                   x
(1) You must also be separated from service.


SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)


If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.


If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications to your payment before age 59 1/2 or within five years whichever is later, after beginning SEPP payments

                                                  [SNOOPY WITH TAX BILL GRAPHIC]

 You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.
FFA- 82
will generally result in the retroactive imposition of the 10% penalty tax with interest.


MANDATORY 20% WITHHOLDING [FOR TSA AND 403(a) AND GOVERNMENTAL PEDC]



For TSA, 403(a) and governmental PEDC Deferred Annuities, we are required to withhold 20% of your taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA, or another eligible retirement plan.



An "eligible rollover distribution" is any amount you receive from your TSA or 403(a) Deferred Annuity. It does not include distributions that are:


*   A series of substantially equal payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   Withdrawals to satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amount is determined at the time of payment. In certain instances, you may elect out of these withholding requirements.

TSA

GENERAL

TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

WITHDRAWALS

If you are under age 59 1/2 you cannot withdraw money from your Deferred Annuity unless the withdrawal:

* Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);

*   Is directly transferred to other 403(b) arrangements;

                                                                         FFA- 83

*   Relates to amounts that are not salary reduction elective deferrals;

* Is after you leave your job, after you die, or become disabled (as defined by Code); or

* Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.

LOANS

If your TSA Contract permits Contract Loans, such loans will be made only from any Fixed Interest Account Balance. In that case, we credit your Fixed Interest Account Balance up to certain limits, up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA Contract and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your Contract will indicate whether Contract Loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

403(a)

GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the general heading under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

TRADITIONAL IRA ANNUITIES

Generally, your IRA can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Deductible or pre-tax purchase payments will be taxable when distributed from the Deferred Annuity.

* Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer it to someone else.

                              [CONFERENCE GRAPHIC]

FFA- 84

* You can transfer your IRA proceeds to a similar IRA or certain qualified retirement plans, without incurring Federal income taxes if certain conditions are satisfied.


* The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code.

PURCHASE PAYMENTS

Generally:


* Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($3,000 for 2002-2004). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.



* Beginning 2002, individuals age 50 or older can make an additional "catch-up" contribution of $500 per year (assuming you have sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.


*   Purchase payments in excess of this amount may be subject to a penalty tax.

* Purchase payments (except for permissible rollovers and transfers) are generally not permitted after the calendar year in which you become 69 1/2.

*   These age and dollar limits do not apply to tax-free rollovers or transfers.

* If certain conditions are met, you can change your Traditional IRA contribution to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs.

In some cases, your purchase payments may be tax deductible.

For individuals under 50, your total purchase payments to all your Traditional and Roth IRAs for 2002 and 2003 may not exceed the lesser of $3,000 or 100% of your compensation, as defined by the Code.

You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.
                                                                         FFA- 85

NON-QUALIFIED ANNUITIES

GENERAL

* Purchase payments made to Non-Qualified annuities are applied on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when you receive them from the Deferred Annuity.

* Your Non-Qualified annuity may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

* Consult your tax advisor prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the Internal Revenue Service could consider such actions to be a taxable exchange of annuity contracts.

* When a non-natural person owns a Non-Qualified annuity, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest payments.

* Annuities issued after October 21, 1988 by the same insurance company in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

* Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

DIVERSIFICATION

In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contract.

  If your spouse is your beneficiary and if your Deferred Annuity permits, he or she may elect to continue as "owner" of the Deferred Annuity. After-tax means that your purchase payments to your annuity do not reduce your taxable income or give you a tax deduction.
FFA- 86

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers between investment divisions or a transfer from an investment division to the Fixed Income Option.

* Possible taxation as if you were the owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers among them.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you make a partial withdrawal from your non-qualified annuity, the Code treats such a withdrawal as:

*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).

* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

INCOME ANNUITY PAYMENTS

Different tax rules apply to payments made pursuant to an Income Annuity or pay-out option under your Deferred Annuity. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payments; and

*   A taxable payment of earnings.

* The IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments.

* Payments in the nature of a refund of purchase payments made to your estate or beneficiary after your death are generally taxable to the recipient in the same manner as a full withdrawal.

The Internal Revenue Service has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers are permitted between investment divisions or from an investment division into the Fixed Income Option.

                              [WOODSTOCK GRAPHIC]

                                                                         FFA- 87

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before payments under a pay-out option begin, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "owner" of the Contract.

If you die on or after the date that income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.


If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner, he or she may elect to continue as "owner" of the Contract.


If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.

When the owner is not a natural person, these rules will be applied on the death of any annuitant.

NON-QUALIFIED ANNUITY FOR SEC.457(f) DEFERRED COMPENSATION PLANS.

These are deferred compensation arrangements generally for a select group of management or highly compensated employees and individual

FFA- 88
independent contractors employed or engaged by state or local governments or non-church tax-exempt organizations. In this arrangement the tax exempt entity (e.g., a hospital) contributes your deferred compensation amounts and earnings credited to these amounts into a trust, which at all times is subject to the claims of the employer's bankruptcy and insolvency creditors. The trust owns a Non-Qualified annuity which may be subject to the rules described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the annuity. You can defer taxation of compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.

When deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio." Certain distributions made before you are age 59 1/2 may be subject to a 10% tax penalty. It is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the Internal Revenue Service and the courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own tax advisor to clarify this issue. Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.457(f) deferred compensation plan should consult with their own tax advisors regarding the major Federal tax issues under sec.457. In connection with the sale of the Non-Qualified annuity for sec.457(f) Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.457. This advice from such counsel has not been updated to reflect changes, if any, in the law. Such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the annuity.

NON-QUALIFIED ANNUITY FOR SEC.451 DEFERRED FEE ARRANGEMENTS.
Under sec.451 deferred fee arrangements, a third party which is a tax-exempt entity (e.g., a hospital) enters into an arrangement with a taxable entity, the employer, that provides services to the third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management or highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the

[SNOOPY GRAPHIC]

                                                                         FFA- 89
provisions of sec.451, enables the taxable entity to defer compensation until the year in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant employees of its deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends.

A trust established by the tax-exempt entity will own a Non-Qualified annuity which may be subject to taxation rules as described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these payments made under the plan.

Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified annuity for sec.451 Deferred Fee Arrangements, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the annuity.

NON-QUALIFIED ANNUITY FOR SEC.451 DEFERRED COMPENSATION PLANS.
Under a sec.451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in which the amounts are paid or made available to them unless, under the method of accounting used in computing taxable income, such amounts are to be properly accounted for in a different period. Participants should consult their own tax advisors for information on the tax treatment of these payments.

A sec.451 plan could be sponsored by either a taxable entity or certain tax-exempt entities which meet the "grandfather" requirements described below. Taxable entities would be able to deduct, as compensation, the amounts included in income by the participant of the deferred compensation plan, subject to such sums being

FFA- 90
reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to, sec.451 rather than sec.457 should apply to their deferred compensation plans. Tax exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.

A trust established by either the taxable or the grandfathered tax-exempt entity would own a Non-Qualified annuity which may be subject to taxation rules as described under "Non-Qualified Annuities." Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the annuity.

Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified annuity for sec.451 Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the annuity.

NON-QUALIFIED ANNUITY FOR SEC.457(e)(11) SEVERANCE AND DEATH BENEFIT PLANS. These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts, which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and insolvency creditors. As the owner of a Non-Qualified annuity, the trust may be subject to the rules described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the annuity.

The Federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in sec.457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan, sec.451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the

[SNOOPY WITH ADDING MACHINE GRAPHIC]

                                                                         FFA- 91
method of accounting you use in computing taxable income, such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and a "bona-fide death benefit" plan, your deferral amounts are subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.

SPECIAL TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITY FOR SEC.457(e)(11) SEVERANCE AND DEATH BENEFIT PLANS.
There is a considerable risk that this arrangement may not qualify as a "bona-fide severance pay" plan under 457(e)(11), the application section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections and under Department of Labor regulations issued under the Employee Retirement Income Security Act of 1974. Subsequently, the United States Court of Appeals for the Federal Circuit indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement, would not qualify as a valid severance pay plan. While this decision addresses severance pay plans in a different Code context, it is probable that a court would consider it in determining the tax consequences of this arrangement. In connection with the sale of the Non-Qualified annuity for Section 457(e)(11) Severance and Death Benefit Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.457. This advice received from such counsel has not been updated to reflect this decision or other changes in the law, and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the annuity. You should consult with your own tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

NON-QUALIFIED ANNUITY FOR SEC.415(m) QUALIFIED GOVERNMENTAL EXCESS BENEFIT
PLANS.
Section 415(m) qualified governmental excess benefit plans are available to state and local governments which sponsor plans subject to the sec.415 limits on the amount of annual plan contributions and benefits. If a qualified governmental excess benefit arrangement meets certain requirements, it could provide benefits that cannot be provided under a government plan subject to the sec.415 limits. For purposes of the qualified governmental excess benefit arrangement, participants are taxed the same way as if the arrangement were a non-qualified deferred compensation plan maintained by an employer not exempt from tax. Since qualified governmental excess benefit arrangements were introduced into the tax law in August, 1996, and since many aspects of these arrangements have yet to be clarified by the IRS, entities considering the purchase of this annuity to fund a qualified

FFA- 92
governmental excess benefit plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

PEDC

GENERAL

PEDC plans are available to State or local governments and certain tax-exempt organizations as described in sec.457 of the Code. The plans are not available for churches and qualified church-controlled organizations.

PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.

PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax.

Generally, monies in your annuity can not be "made available" to you until you:

*   Reach age 70 1/2

*   Leave your job

*   Have an unforeseen emergency (as defined by the Code)

MINIMUM DISTRIBUTION


The minimum distribution rules for contracts issued to PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. Consult your tax adviser.


SPECIAL RULES

Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on an agreement in writing on August 16, 1986).

                                                                         FFA- 93

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     5
PERFORMANCE DATA AND ADVERTISEMENT OF
     THE SEPARATE ACCOUNT............. .............     8
VOTING RIGHTS................... ...................     9
ERISA....................... .......................    10
TAXES....................... .......................    11
PERFORMANCE DATA................. ..................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....    36
FINANCIAL STATEMENTS OF METLIFE.......... ..........    88


[PEANUTS GANG GRAPHIC]

FFA- 94

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                       TSA         403(a)      PEDC                          Non-Qualified
                       Deferred    Deferred    Deferred       IRA Deferred   Deferred
                       and         and         and            and            and
                       Income      Income      Income         Income         Income
                       Annuities   Annuities   Annuities(1)   Annuities(2)   Annuities
California...........  0.5%        0.5%        2.35%          0.5%(3)        2.35%
Maine................  --          --          --             --             2.0%
Nevada...............  --          --          --             --             3.5%
Puerto Rico..........  1.0%        1.0%        1.0%           1.0%           1.0%
South Dakota.........  --          --          --             --             1.25%
West Virginia........  1.0%        1.0%        1.0%           1.0%           1.0%
Wyoming..............  --          --          --             --             1.0%

----------------

(1)PREMIUM TAX RATES APPLICABLE TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF SEC.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "403(a) DEFERRED AND INCOME ANNUITIES."

(2) PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."

(3)WITH RESPECT TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.

(C)2002 METROPOLITAN LIFE INSURANCE COMPANY


[LUCY'S TAXES GRAPHICS]
                                                                         FFA- 95

APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

FFA- 96

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc., New
    England Zenith Fund and Met Investors Series Trust

[ ] Calvert Social Balanced Portfolio and Calvert Social Mid Cap Growth
    Portfolio


[ ] Fidelity Variable Insurance Products Funds


[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company

1600 Division Road


West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road

Johnstown, PA 15904-2914

                                 [MetLife Logo]

                      Metropolitan Life Insurance Company
                           Home Office: New York, NY


E0204BT7E(exp0503)MLIC-LD
MLR19000341003(0502) Printed in U.S.A.
FFAPROSP(0502)

                                 [MetLife Logo]

                      Metropolitan Life Insurance Company
                           Home Office: New York, NY


E0204BT7D(exp0503)MLIC-LD
MLR19000341002(0502) Printed in U.S.A.
EPPAPROSP(0502)

                          SUPPLEMENT DATED MAY 1, 2002
                      TO THE PROSPECTUS DATED MAY 1, 2001

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
             PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                               ONE MADISON AVENUE
                            NEW YORK, NEW YORK 10010

     This supplement updates certain information in the prospectus dated May 1, 2001, describing Preference Plus(R) Account variable annuity contacts funded by Metropolitan Life Separate Account E. You should read and retain this supplement for future reference. For more information, request a copy of the prospectus and the Statement of Additional Information ("SAI"), dated May 1, 2002. The SAI is considered part of this supplement as though it were included in the supplement. To request a free copy of the prospectus, SAI or to ask questions, write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, RI 02893 or telephone 1-800-638-7732.

     An investment in any variable annuity involves investment risk. You could lose money you invest. Money invested is Not: a bank deposit or obligation; federally insured or guaranteed; or endorsed by any bank or other financial institution.

     The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view the complete prospectus. SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if the prospectus is truthful or complete. Any representation otherwise is a criminal offense.

     This Supplement is not valid unless preceded by the current Metropolitan Series Fund, Inc., the New England Zenith Fund, the Met Investors Series Trust and the American Funds Insurance Series prospectuses which contain additional information about each Fund. You should read these prospectuses and keep them for future reference.

     You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), series of the New England Zenith Fund ("Zenith Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios, the series and the funds are referred to as Portfolios in this Supplement.

LEHMAN BROTHERS(R) AGGREGATE BOND INDEX
PIMCO TOTAL RETURN
SALOMON BROTHERS U.S. GOVERNMENT
STATE STREET RESEARCH BOND INCOME
SALOMON BROTHERS STRATEGIC BOND
  OPPORTUNITIES
STATE STREET RESEARCH DIVERSIFIED
LORD ABBETT BOND DEBENTURE
AMERICAN FUNDS GROWTH-INCOME
METLIFE STOCK INDEX
MFS INVESTORS TRUST
MFS RESEARCH MANAGERS
STATE STREET RESEARCH INVESTMENT TRUST
DAVIS VENTURE VALUE
FI STRUCTURED EQUITY*
HARRIS OAKMARK LARGE CAP VALUE
STATE STREET RESEARCH LARGE CAP VALUE*
AMERICAN FUNDS GROWTH
JANUS GROWTH
PUTNAM LARGE CAP GROWTH
T. ROWE PRICE LARGE CAP GROWTH
MET/AIM MID CAP CORE EQUITY*
METLIFE MID CAP STOCK INDEX
HARRIS OAKMARK FOCUSED VALUE
  (FORMERLY, HARRIS OAKMARK MID CAP VALUE)
NEUBERGER BERMAN PARTNERS MID CAP VALUE
FI MID CAP OPPORTUNITIES*
JANUS MID CAP
MFS MID CAP GROWTH
STATE STREET RESEARCH AGGRESSIVE GROWTH
LOOMIS SAYLES SMALL CAP
RUSSELL 2000(R) INDEX
STATE STREET RESEARCH AURORA
  (FORMERLY, STATE STREET RESEARCH AURORA SMALL CAP VALUE)
FRANKLIN TEMPLETON SMALL CAP GROWTH
MET/AIM SMALL CAP GROWTH*
T. ROWE PRICE SMALL CAP GROWTH
PIMCO INNOVATION
SCUDDER GLOBAL EQUITY
MFS RESEARCH INTERNATIONAL
MORGAN STANLEY EAFE(R) INDEX
PUTNAM INTERNATIONAL STOCK
STATE STREET RESEARCH CONCENTRATED
  INTERNATIONAL*
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION

---------------

* THESE PORTFOLIOS ARE ANTICIPATED TO BE AVAILABLE ON OR ABOUT MAY 1, 2002, SUBJECT TO STATE APPROVAL.

IMPORTANT TERMS YOU SHOULD KNOW

     This is a revised term in this section.

METLIFE DESIGNATED OFFICE

     Your MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to make a request is 1-800-638-7732.

            TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES
                              AND INCOME ANNUITIES

     The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses of the Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value Portfolio, FI Mid Cap Opportunities Portfolio, FI Structured Equity Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment. These examples assume that reimbursement and/or waiver of expenses was in effect.
--------------------------------------------------------------------------------

SEPARATE ACCOUNT, METROPOLITAN FUND, ZENITH FUND, MET INVESTORS FUND AND AMERICAN FUNDS EXPENSES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2001:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .50%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................             1.25%

METROPOLITAN FUND ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                     C             A+B+C=D
                                            A            B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT     12B-1       BEFORE       BEFORE WAIVER/
                                           FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond
  Index Portfolio...................      0.25         0.00         0.13             0.38
State Street Research Diversified
  Portfolio (4)(5)..................      0.43         0.00         0.06             0.49
MetLife Stock Index Portfolio ......      0.25         0.00         0.06             0.31
State Street Research Investment
  Trust Portfolio (4)(5)............      0.48         0.00         0.05             0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5)..................      0.75         0.00         0.11             0.86

                                                          D-E=F
                                            E         TOTAL EXPENSES
                                         WAIVER/      AFTER WAIVER/
                                      REIMBURSEMENT   REIMBURSEMENT
------------------------------------  ------------------------------
Lehman Brothers(R) Aggregate Bond
  Index Portfolio...................      0.00             0.38
State Street Research Diversified
  Portfolio (4)(5)..................      0.00             0.49
MetLife Stock Index Portfolio ......      0.00             0.31
State Street Research Investment
  Trust Portfolio (4)(5)............      0.00             0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5)..................      0.00             0.86

                                                                     C             A+B+C=D
                                            A            B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT     12B-1       BEFORE       BEFORE WAIVER/
                                           FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------
State Street Research Large Cap
  Value Portfolio (Class
  E) (4)(7)(10)(11).................      0.70         0.15         0.86             1.71
Janus Growth Portfolio (4)(11)......      0.80         0.00         1.46             2.26
Putnam Large Cap Growth
  Portfolio (4)(6)(11)..............      0.80         0.00         0.32             1.12
T. Rowe Price Large Cap Growth
  Portfolio (4)(5)..................      0.63         0.00         0.13             0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11).................      0.25         0.00         0.27             0.52
Neuberger Berman Partners Mid Cap
  Value Portfolio (4)(5)............      0.69         0.00         0.12             0.81
Janus Mid Cap Portfolio (4).........      0.67         0.00         0.07             0.74
State Street Research Aggressive
  Growth Portfolio (4)(5)...........      0.71         0.00         0.06             0.77
Russell 2000(R) Index
  Portfolio (6)(11).................      0.25         0.00         0.31             0.56
State Street Research Aurora
  Portfolio (4)(8)..................      0.85         0.00         0.13             0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11).................      0.90         0.00         1.79             2.69
T. Rowe Price Small Cap Growth
  Portfolio (4).....................      0.52         0.00         0.09             0.61
Scudder Global Equity
  Portfolio (4).....................      0.62         0.00         0.18             0.80
Morgan Stanley EAFE(R) Index
  Portfolio (11)....................      0.30         0.00         0.52             0.82
Putnam International Stock
  Portfolio (4)(5)..................      0.90         0.00         0.26             1.16

                                                          D-E=F
                                            E         TOTAL EXPENSES
                                         WAIVER/      AFTER WAIVER/
                                      REIMBURSEMENT   REIMBURSEMENT
------------------------------------  ------------------------------
State Street Research Large Cap
  Value Portfolio (Class
  E) (4)(7)(10)(11).................      0.71             1.00
Janus Growth Portfolio (4)(11)......      1.31             0.95
Putnam Large Cap Growth
  Portfolio (4)(6)(11)..............      0.12             1.00
T. Rowe Price Large Cap Growth
  Portfolio (4)(5)..................      0.00             0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11).................      0.07             0.45
Neuberger Berman Partners Mid Cap
  Value Portfolio (4)(5)............      0.00             0.81
Janus Mid Cap Portfolio (4).........      0.00             0.74
State Street Research Aggressive
  Growth Portfolio (4)(5)...........      0.00             0.77
Russell 2000(R) Index
  Portfolio (6)(11).................      0.01             0.55
State Street Research Aurora
  Portfolio (4)(8)..................      0.00             0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11).................      1.64             1.05
T. Rowe Price Small Cap Growth
  Portfolio (4).....................      0.00             0.61
Scudder Global Equity
  Portfolio (4).....................      0.00             0.80
Morgan Stanley EAFE(R) Index
  Portfolio (11)....................      0.07             0.75
Putnam International Stock
  Portfolio (4)(5)..................      0.00             1.16

ZENITH FUND ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                     C             A+B+C=D
                                            A            B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT     12B-1       BEFORE       BEFORE WAIVER/
                                           FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (11)....................      0.55         0.00         0.18             0.73
State Street Research Bond Income
  Portfolio (4)(12).................      0.40         0.00         0.09             0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8).......      0.65         0.00         0.19             0.84
MFS Investors Trust
  Portfolio (11)....................      0.75         0.00         0.62             1.37
MFS Research Managers
  Portfolio (5)(11).................      0.75         0.00         0.31             1.06
Davis Venture Value
  Portfolio (4)(5)..................      0.75         0.00         0.08             0.83
FI Structured Equity Portfolio
  (Class E) (4)(10).................      0.68         0.15         0.10             0.93
Harris Oakmark Focused Value
  Portfolio (5)(8)..................      0.75         0.00         0.12             0.87

                                                          D-E=F
                                            E         TOTAL EXPENSES
                                         WAIVER/      AFTER WAIVER/
                                      REIMBURSEMENT   REIMBURSEMENT
------------------------------------  ------------------------------
Salomon Brothers U.S. Government
  Portfolio (11)....................      0.03             0.70
State Street Research Bond Income
  Portfolio (4)(12).................      0.00             0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8).......      0.00             0.84
MFS Investors Trust
  Portfolio (11)....................      0.47             0.90
MFS Research Managers
  Portfolio (5)(11).................      0.16             0.90
Davis Venture Value
  Portfolio (4)(5)..................      0.00             0.83
FI Structured Equity Portfolio
  (Class E) (4)(10).................      0.00             0.93
Harris Oakmark Focused Value
  Portfolio (5)(8)..................      0.00             0.87

                                                                     C             A+B+C=D
                                            A            B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT     12B-1       BEFORE       BEFORE WAIVER/
                                           FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11)..........      0.80         0.15         0.15             1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)...............      0.90         0.00         0.10             1.00

                                                          D-E=F
                                            E         TOTAL EXPENSES
                                         WAIVER/      AFTER WAIVER/
                                      REIMBURSEMENT   REIMBURSEMENT
------------------------------------  ------------------------------
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11)..........      0.00             1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)...............      0.00             1.00

MET INVESTORS FUND ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                     C             A+B+C=D
                                            A            B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT     12B-1       BEFORE       BEFORE WAIVER/
                                           FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (9)....      0.50         0.00         0.65             1.15
Lord Abbett Bond Debenture
  Portfolio (9)(12).................      0.60         0.00         0.12             0.72
Met/AIM Mid Cap Core Equity
  Portfolio (Class E) (9)(10).......      0.75         0.15         6.18             7.08
MFS Mid Cap Growth
  Portfolio (4)(9)..................      0.65         0.00         1.70             2.35
Met/AIM Small Cap Growth Portfolio
  (Class E) (9)(10).................      0.90         0.15         4.07             5.12
PIMCO Innovation Portfolio (9)......      1.05         0.00         2.92             3.97
MFS Research International
  Portfolio  (4)(9).................      0.80         0.00         4.28             5.08
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)........................      0.85         0.15         4.59             5.59

                                                          D-E=F
                                            E         TOTAL EXPENSES
                                         WAIVER/      AFTER WAIVER/
                                      REIMBURSEMENT   REIMBURSEMENT
------------------------------------  ------------------------------
PIMCO Total Return Portfolio (9)....      0.50             0.65
Lord Abbett Bond Debenture
  Portfolio (9)(12).................      0.02             0.70
Met/AIM Mid Cap Core Equity
  Portfolio (Class E) (9)(10).......      6.03             1.05
MFS Mid Cap Growth
  Portfolio (4)(9)..................      1.55             0.80
Met/AIM Small Cap Growth Portfolio
  (Class E) (9)(10).................      3.92             1.20
PIMCO Innovation Portfolio (9)......      2.87             1.10
MFS Research International
  Portfolio  (4)(9).................      4.08             1.00
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)........................      4.34             1.25

AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                     C             A+B+C=D
                                            A            B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT     12B-1       BEFORE       BEFORE WAIVER/
                                           FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (4)(10).................      0.33         0.25         0.02             0.60
American Funds Growth Portfolio
  (4)(10)...........................      0.37         0.25         0.01             0.63
American Funds Global Small
  Capitalization Portfolio
  (4)(10)...........................      0.80         0.25         0.03             1.08

                                                          D-E=F
                                            E         TOTAL EXPENSES
                                         WAIVER/      AFTER WAIVER/
                                      REIMBURSEMENT   REIMBURSEMENT
------------------------------------  ------------------------------
American Funds Growth-Income
  Portfolio (4)(10).................      0.00             0.60
American Funds Growth Portfolio
  (4)(10)...........................      0.00             0.63
American Funds Global Small
  Capitalization Portfolio
  (4)(10)...........................      0.00             1.08

EXAMPLES

     If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets: (13)

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
---------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............  $79     $ 96     $116     $194
PIMCO Total Return Division.................................   82      105      130      224
Salomon Brothers U.S. Government Division...................   83      106      133      229
State Street Research Bond Income Division..................   81      100      122      207

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
---------------------------------------------------------------------------------------------
Salomon Brothers Strategic Bond Opportunities Division......  $84     $111     $140     $244
State Street Research Diversified Division..................   81      100      122      207
Lord Abbett Bond Debenture Division.........................   83      106      133      229
American Funds Growth-Income Division.......................   82      103      127      218
MetLife Stock Index Division................................   79       94      112      187
MFS Investors Trust Division................................   85      113      143      250
MFS Research Managers Division..............................   85      113      143      250
State Street Research Investment Trust Division.............   81      101      124      211
Davis Venture Value Division................................   84      110      139      243
FI Structured Equity Division...............................   85      113      145      253
Harris Oakmark Large Cap Value Division.....................   84      111      141      246
State Street Research Large Cap Value Division..............   86      116      148      261
American Funds Growth Division..............................   82      104      129      222
Janus Growth Division.......................................   85      114      146      255
Putnam Large Cap Growth Division............................   86      116      148      261
T. Rowe Price Large Cap Growth Division.....................   83      108      136      236
Met/AIM Mid Cap Core Equity Division........................   86      117      151      266
MetLife Mid Cap Stock Index Division........................   80       98      119      202
Harris Oakmark Focused Value Division.......................   85      112      142      247
Neuberger Berman Partners Mid Cap Value Division............   84      110      138      241
FI Mid Cap Opportunities Division...........................   87      119      153      271
Janus Mid Cap Division......................................   83      108      135      233
MFS Mid Cap Growth Division.................................   84      109      138      240
State Street Research Aggressive Growth Division............   83      109      136      237
Loomis Sayles Small Cap Division............................   86      116      148      261
Russell 2000(R) Index Division..............................   81      102      125      213
State Street Research Aurora Division.......................   86      115      147      259
Franklin Templeton Small Cap Growth Division................   86      117      151      266
Met/AIM Small Cap Growth Division...........................   88      122      159      281
T. Rowe Price Small Cap Growth Division.....................   82      104      128      220
PIMCO Innovation Division...................................   87      119      153      271
Scudder Global Equity Division..............................   84      109      138      240
MFS Research International Division.........................   86      116      148      261
Morgan Stanley EAFE(R) Index Division.......................   83      108      135      234
Putnam International Stock Division.........................   88      121      157      277
State Street Research Concentrated International Division...   88      123      161      286
American Funds Global Small Capitalization Division.........   87      118      152      269

     If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (13)(14):

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
---------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............  $17     $ 52     $ 89     $194
PIMCO Total Return Division.................................   19       60      104      224
Salomon Brothers U.S. Government Division...................   20       62      106      229
State Street Research Bond Income Division..................   18       55       95      207
Salomon Brothers Strategic Bond Opportunities Division......   21       66      113      244
State Street Research Diversified Division..................   18       55       95      207
Lord Abbett Bond Debenture Division.........................   20       62      106      229

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
---------------------------------------------------------------------------------------------
American Funds Growth-Income Division.......................  $19     $ 59     $101     $218
MetLife Stock Index Division................................   16       50       86      187
MFS Investors Trust Division................................   22       68      117      250
MFS Research Managers Division..............................   22       68      117      250
State Street Research Investment Trust Division.............   18       56       97      211
Davis Venture Value Division................................   21       66      113      243
FI Structured Equity Division...............................   22       69      118      253
Harris Oakmark Large Cap Value Division.....................   22       67      114      246
State Street Research Large Cap Value Division..............   23       71      122      261
American Funds Growth Division..............................   19       60      102      222
Janus Growth Division.......................................   23       70      119      255
Putnam Large Cap Growth Division............................   23       71      122      261
T. Rowe Price Large Cap Growth Division.....................   21       64      109      236
Met/AIM Mid Cap Core Equity Division........................   24       73      124      266
MetLife Mid Cap Stock Index Division........................   17       54       93      202
Harris Oakmark Focused Value Division.......................   22       67      115      247
Neuberger Berman Partners Mid Cap Value Division............   21       65      112      241
FI Mid Cap Opportunities Division...........................   24       74      127      271
Janus Mid Cap Division......................................   20       63      108      233
MFS Mid Cap Growth Division.................................   21       65      111      240
State Street Research Aggressive Growth Division............   21       64      110      237
Loomis Sayles Small Cap Division............................   23       71      122      261
Russell 2000(R) Index Division..............................   18       57       98      213
State Street Research Aurora Division.......................   23       70      121      259
Franklin Templeton Small Cap Growth Division................   24       73      124      266
Met/AIM Small Cap Growth Division...........................   25       77      132      281
T. Rowe Price Small Cap Growth Division.....................   19       59      101      220
PIMCO Innovation Division...................................   24       74      127      271
Scudder Global Equity Division..............................   21       65      111      240
MFS Research International Division.........................   23       71      122      261
Morgan Stanley EAFE(R) Index Division.......................   21       63      109      234
Putnam International Stock Division.........................   25       76      130      277
State Street Research Concentrated International Division...   26       79      135      286
American Funds Global Small Capitalization Division.........   24       74      126      269

---------------

(1 )There are times when the early withdrawal charge does not apply to amounts that are withdrawn from a Deferred Annuity. Each Contract Year you may take the greater of 10% of your Account Balance or your purchase payments made over 7 years ago free of early withdrawal charges.

(2 )A $20 annual contract fee is imposed on money in the Fixed Interest Account.
    This fee may be waived under certain circumstances. There is a one time contract fee of $350 for Income Annuities. We do not charge this fee if you elect a pay-out option under your Deferred Annuity and you have owned your Deferred Annuity more than two years.

(3 )Pursuant to the terms of the Contract, our total Separate Account Annual
    Expenses will not exceed 1.25% of your average balance in the investment divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge.

(4 )Each Portfolio's management fee decreases when its assets grow to certain dollar amounts. The "break point" dollar amounts at which the management fee declines are more fully explained in the prospectus and Statement of Additional Information for each respective Fund.

(5 )Certain Metropolitan Fund and Zenith Fund sub-investment managers directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. In addition, each Fund has entered into arrangements with its custodian whereby credits realized as a result of this practice were used to reduce a portion of each participating Portfolio's expenses. The expense information for the Metropolitan Fund and Zenith Fund Portfolios does not reflect these reductions or credits.

(6 )MetLife Advisers, LLC ("MetLife Advisers") agreed to pay all expenses (other than management fees, brokerage commissions, taxes, interest and extraordinary or non-recurring expenses) (hereafter "Expenses") in excess of .30% of the average net assets for the Russell 2000(R) Index Portfolio through April 30, 2002. MetLife Advisers agreed to pay all Expenses in excess of .20% of the average net assets for the MetLife Mid Cap Stock Index and Putnam Large Cap Growth Portfolios through April 30, 2002. The "Other Expenses Before Reimbursement" information for these Portfolios assumes no reduction of expenses of any kind. The "Total Expenses After Waiver/Reimbursement" information for these Portfolios reflects expenses reimbursed in calendar year 2001. The effect of such reimbursements is that performance results are increased.

(7 )These Portfolios began operations on April 30, 2002. The "Other Expenses
    Before Reimbursement" information for these Portfolios reflects an estimate of expenses for calendar year 2002. The "Total Expenses After Waiver/Reimbursement" reflects expenses as if the expense reimbursement was in effect for the entire current year. The effect of such reimbursements is that performance is increased.

(8 )MetLife Advisers agreed to pay all operating expenses other than amortization of expenses, brokerage costs, interest, taxes or other extraordinary expenses, in excess of 1.00% of the average net assets for the Loomis Sayles Small Cap Portfolio through April 30, 2002. MetLife Advisers agreed to pay all Expenses in excess of .20% of the average net assets of the State Street Research Aurora Portfolio through April 30, 2002. MetLife Advisers agreed to pay the operating expenses of the Salomon Brothers Strategic Bond Opportunities and Harris Oakmark Focused Value Portfolios (exclusive of any brokerage costs, interest, taxes or extraordinary expenses) in excess of 0.90% of average net assets through April 30, 2002. The Salomon Brothers Strategic Bond Opportunities, the Loomis Sayles Small Cap, the State Street Research Aurora and the Harris Oakmark Focused Value Portfolios' expenses did not exceed these limitations for the year ended December 31, 2001.

(9 )Class A shares of the MFS Mid Cap Growth, MFS Research International, PIMCO
    Total Return and PIMCO Innovation Portfolios began operations on May 1, 2001. The "Other Expenses Before Reimbursement" for these Portfolios reflects annualized expenses for the full calendar year 2001. Class A shares for the Lord Abbett Bond Debenture Portfolio began operations on February 12, 2001. Class E shares of the Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios began operations in April, 2002. The "Other Expenses Before Reimbursement" information for these Portfolios reflects an estimate of expenses for the calendar year 2002 and are based on other share class expense experience.

    Met Investors Advisory LLC ("MetLife Investors") and Met Investors Fund have entered into an Expense Limitation Agreement whereby, until at least April 30, 2003, MetLife Investors has agreed to waive its investment management fee or pay operating expenses (exclusive of interest, taxes, brokerage commissions, or extraordinary expense and 12b-1 Plan fees) as necessary to limit total expenses to the percentage of daily net assets to the following percentages: .65% for the PIMCO Total Return Portfolio, 1.10% for the PIMCO Innovation Portfolio, .80% for the MFS Mid Cap Growth Portfolio, 1.00% for the MFS Research International Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, .90% for the Met/AIM Mid Cap Core Equity Portfolio and 1.10% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Fund's Board of Trustees, be repaid to the investment manager. For the MFS Mid Cap Growth, MFS Research International, PIMCO Total Return and PIMCO Innovation Portfolios, the "Total Expenses After Waiver/Reimbursement" reflects expenses as if the expense reimbursement was in effect for the entire calendar year 2001. The effect of such waiver and reimbursement is that performance results are increased.

(10 )Each of the American, Metropolitan, Met Investors and Zenith Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Fund's prospectus. We are paid the Rule 12b-1 fee in connection with the Class E shares of the Metropolitan, Zenith and Met Investors Funds and Class 2 of the American Funds.

(11 )Pursuant to Expense Agreements, MetLife Advisers has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interest, taxes or extraordinary expenses) ("Operating Expenses") as necessary to limit total Operating Expenses to the annual percentage of average daily net assets of the following Portfolios as indicated:

                        PORTFOLIO                          PERCENTAGE
                        ---------                          ----------
Morgan Stanley EAFE(R) Index Portfolio                        0.75
Putnam Large Cap Growth Portfolio                             1.00
MetLife Mid Cap Stock Index Portfolio                         0.45
Russell 2000(R) Index Portfolio                               0.55
Janus Growth Portfolio                                        0.95
Franklin Templeton Small Cap Growth Portfolio                 1.05
State Street Research Large Cap Value Portfolio (Class E)     1.00
MFS Investors Trust Portfolio                                 0.90
MFS Research Managers Portfolio                               0.90
Salomon Brothers U.S. Government Portfolio                    0.70
FI Mid Cap Opportunities Portfolio (Class E)                  1.10

  This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses falls below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2003. The "Other Expenses Before Reimbursement" information for the Morgan Stanley EAFE(R) Index, the Janus Growth, the Franklin Templeton Small Cap Growth, the MFS Investors Trust, the MFS Research Managers and the Salomon Brothers U.S. Government Portfolios assumes no reduction of any kind. The "Total Expenses After Waiver/Reimbursement" information for the Morgan Stanley EAFE(R) Index Portfolio reflects expenses as if the Expense Agreement was in effect for the entire current year. The "Total Expenses After Waiver/Reimbursement" information reflects expenses waived or reimbursed in the calendar year 2001 for the Janus Growth, the Franklin Templeton Small Cap Growth, the MFS Investors Trust, the MFS Research Managers and the Salomon Brothers U.S. Government Portfolios. The effect of such waiver and reimbursement is that performance results are increased.

(12) On April 29, 2002, the State Street Research Income Portfolio of the Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the Zenith Fund and the Loomis Sayles High Yield Bond Portfolio of the Metropolitan Fund was merged into the Lord Abbett Bond Debenture Portfolio of the Met Investors Fund.

(13) These examples assume that reimbursement and/or waiver of expenses was in effect.

(14) This example assumes no early withdrawal charges are applicable. In order to make this assumption for a pay-out option under your Deferred Annuity, we also assumed that you selected an income payment type under which you will receive payments over your lifetime or for a period of at least five full years.

             ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

     These tables and bar charts show fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Division.............................. 2001      $10.85            $11.51         17,519
                                         2000        9.86             10.85         11,149
                                         1999       10.12              9.86          7,735
                                         1998       10.00(d)          10.12            793

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


PIMCO Total Return Division............. 2001       10.00(e)          10.55          2,743


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Salomon Brothers U.S. Government
  Division.............................. 2001       14.30(e)          15.07          1,179


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


State Street Research Income
  Division(c)........................... 2001       20.49             21.93         18,441
                                         2000       18.65             20.49         16,397
                                         1999       19.33             18.65         18,535
                                         1998       17.89             19.33         20,060
                                         1997       16.49             17.89         16,307
                                         1996       16.12             16.49         16,604
                                         1995       13.65             16.12         15,252
                                         1994       14.27             13.65         13,923
                                         1993       12.98             14.27         14,631
                                         1992       12.29             12.98          5,918


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------


Salomon Brothers Strategic Bond
  Opportunities Division................ 2001      $15.37(e)         $16.22            494


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


State Street Research Diversified
  Division.............................. 2001       28.98             26.81         66,375
                                         2000       29.04             28.98         72,259
                                         1999       27.05             29.04         75,126
                                         1998       22.89             27.05         73,897
                                         1997       19.22             22.89         62,604
                                         1996       17.00             19.22         52,053
                                         1995       13.55             17.00         42,712
                                         1994       14.15             13.55         40,962
                                         1993       12.70             14.15         31,808
                                         1992       11.75             12.70          7,375


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Loomis Sayles High Yield Bond
  Division(c)........................... 2001       10.93             10.65          5,375
                                         2000       11.17             10.93          5,291
                                         1999        9.60             11.17          4,708
                                         1998       10.51              9.60          3,882
                                         1997       10.00(b)          10.51          2,375

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


American Funds Growth--Income
  Division.............................. 2001       86.74(e)          87.85            404


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------


MetLife Stock Index Division............ 2001      $39.62            $34.37         80,855
                                         2000       44.24             39.62         83,765
                                         1999       37.08             44.24         79,702
                                         1998       29.28             37.08         71,204
                                         1997       22.43             29.28         58,817
                                         1996       18.52             22.43         43,141
                                         1995       13.70             18.52         29,883
                                         1994       13.71             13.70         23,458
                                         1993       12.67             13.71         18,202
                                         1992       11.94             12.67          8,150


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


MFS Investors Trust Division............ 2001       10.06(e)           8.35            494


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


MFS Research Managers Division.......... 2001       11.31(e)           8.83            164


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


State Street Research Investment Trust
  Division.............................. 2001       37.20             30.49         57,292
                                         2000       40.14             37.20         62,971
                                         1999       34.30             40.14         64,026
                                         1998       27.10             34.30         64,053
                                         1997       21.37             27.10         60,102
                                         1996       17.71             21.37         49,644
                                         1995       13.47             17.71         38,047
                                         1994       14.10             13.47         32,563
                                         1993       12.48             14.10         24,608
                                         1992       11.32             12.48          9,432


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------


Davis Venture Value Division............ 2001      $30.79            $27.02          2,072
                                         2000       30.19(a)          30.79            917


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Harris Oakmark Large Cap Value
  Division.............................. 2001        9.92              11.6         16,415
                                         2000        8.93              9.92          4,947
                                         1999        9.71              8.93          3,631
                                         1998       10.00(d)           9.71            386

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


American Funds Growth Division.......... 2001      146.13(e)         118.11            383


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Janus Growth Division................... 2001       10.00(e)           7.76          1,023


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Putnam Large Cap Growth Division........ 2001        7.24              4.95          5,527
                                         2000        9.82(a)           7.24          2,555


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth
  Division.............................. 2001       13.06             11.62         12,077
                                         2000       13.29             13.06         12,475
                                         1999       11.01             13.29          3,394
                                         1998       10.00(d)          11.01            407

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------


MetLife Mid Cap Stock Index Division.... 2001      $10.62            $10.36          8,080
                                         2000       10.00(a)          10.62          5,493


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Harris Oakmark Focused Value Division... 2001       21.38(e)          26.80          2,800


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value
  Division.............................. 2001       15.78             15.20          9,094
                                         2000       12.46             15.78          7,506
                                         1999       10.73             12.46          2,438
                                         1998       10.00(d)          10.73            297

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Janus Mid Cap Division.................. 2001       25.71             15.91         52,028
                                         2000       37.86             25.71         57,546
                                         1999       17.19             37.86         44,078
                                         1998       12.69             17.19         19,031
                                         1997       10.00(b)          12.69          7,417

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


MFS Mid Cap Growth Division............. 2001       10.00(e)           8.43          1,519


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------
State Street Research Aggressive Growth
  Division.............................. 2001      $33.76            $25.42         31,091
                                         2000       37.01             33.76         33,051
                                         1999       28.12             37.01         31,947
                                         1998       25.05             28.12         38,975
                                         1997       23.77             25.05         43,359
                                         1996       22.35             23.77         43,962
                                         1995       17.47             22.35         33,899
                                         1994       18.03             17.47         26,890
                                         1993       14.89             18.03         17,094
                                         1992       13.66             14.89          5,747

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

Loomis Sayles Small Cap Division........ 2001       25.53             22.99            654
                                         2000       25.79(a)          25.53            353

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

Russell 2000(R) Index Division.......... 2001       12.13             12.08          9,632
                                         2000       12.76             12.13          9,113
                                         1999       10.53             12.76          5,395
                                         1998       10.00(d)          10.53            598
[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

State Street Research Aurora Division... 2001       12.25             14.03         14,487
                                         2000       10.00(a)          12.25          4,095

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

Franklin Templeton Small Cap Growth
Division................................ 2001       10.00(e)           8.81            769

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth
  Division.............................. 2001      $13.64            $12.25         18,643
                                         2000       15.19             13.64         19,423
                                         1999       12.02             15.19         14,007
                                         1998       11.76             12.02         13,119
                                         1997       10.00(b)          11.76          6,932
[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

PIMCO Innovation Division............... 2001       10.00(e)           7.44          2,036

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

Scudder Global Equity Division.......... 2001       14.93             12.37         12,091
                                         2000       15.36             14.93         11,687
                                         1999       12.43             15.36          9,323
                                         1998       10.85             12.43          7,712
                                         1997       10.00(b)          10.85          4,826
[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

MFS Research International Division..... 2001       10.00(e)           8.73            409

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division... 2001       11.25              8.69         11,012
                                         2000       13.31             11.25          8,034
                                         1999       10.79             13.31          3,869
                                         1998       10.00(d)          10.79            342
[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------


Putnam International Stock Division..... 2001      $16.41            $12.87         13,984
                                         2000       18.49             16.41         13,980
                                         1999       16.07             18.49         13,052
                                         1998       13.28             16.07         14,330
                                         1997       13.77             13.28         15,865
                                         1996       14.19             13.77         17,780
                                         1995       14.25             14.19         17,553
                                         1994       13.74             14.25         16,674
                                         1993        9.41             13.74          6,921
                                         1992       10.61              9.41            966


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


American Funds Global Small
  Capitalization Division............... 2001       15.83(e)          13.63            549


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

---------------

In addition to the above mentioned Accumulation Units, there were cash reserves of $56,293,338 as of December 31, 2001, applicable to Income Annuities (including those not described in this Supplement) receiving annuity payouts.

(a)Inception Date July 5, 2000.

(b)Inception Date March 3, 1997.

(c)On April 29, 2002 the assets from the State Street Research Income Division merged into State Street Research Bond Income Division and the assets from the Loomis Sayles High Yield Bond Division merged into the Lord Abbett Bond Debenture Division. These investment divisions are no longer available under the Deferred Annuities and Income Annuities.

(d)Inception Date November 9, 1998.

(e)Inception Date May 1, 2001.

                                    METLIFE

     Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 13 countries.

                               METROPOLITAN LIFE
                               SEPARATE ACCOUNT E

     We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

                            YOUR INVESTMENT CHOICES

     The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Supplement. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following
Portfolios: FI Mid Cap Opportunities, FI Structured Equity, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, State Street Research Concentrated International and State Street Research Large Cap Value, which are all Class E.

     The investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

     The following list of investment choices includes six portfolios that subject to state approval we anticipate will be available on or about May 1, 2002.

LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO
PIMCO TOTAL RETURN PORTFOLIO
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO
STATE STREET RESEARCH BOND INCOME PORTFOLIO
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES
 PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
LORD ABBETT BOND DEBENTURE PORTFOLIO
AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO
MFS INVESTORS TRUST PORTFOLIO
MFS RESEARCH MANAGERS PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO
DAVIS VENTURE VALUE PORTFOLIO
FI STRUCTURED EQUITY PORTFOLIO
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO
AMERICAN FUNDS GROWTH PORTFOLIO
JANUS GROWTH PORTFOLIO
PUTNAM LARGE CAP GROWTH PORTFOLIO
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
MET/AIM MID CAP CORE EQUITY PORTFOLIO
METLIFE MID CAP STOCK INDEX PORTFOLIO
HARRIS OAKMARK FOCUSED VALUE PORTFOLIO
NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO
FI MID CAP OPPORTUNITIES PORTFOLIO
JANUS MID CAP PORTFOLIO
MFS MID CAP GROWTH PORTFOLIO
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
LOOMIS SAYLES SMALL CAP PORTFOLIO
RUSSELL 2000(R) INDEX PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO
MET/AIM SMALL CAP GROWTH PORTFOLIO
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
PIMCO INNOVATION PORTFOLIO
SCUDDER GLOBAL EQUITY PORTFOLIO
MFS RESEARCH INTERNATIONAL PORTFOLIO
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO
PUTNAM INTERNATIONAL STOCK PORTFOLIO
STATE STREET RESEARCH CONCENTRATED INTERNATIONAL
 PORTFOLIO
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION PORTFOLIO

     Subject to state approval FI Mid Cap Opportunities, FI Structured Equity, State Street Research Large Cap Value, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios will be available on or about May 1, 2002.

     While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The portfolios most likely will not have the same performance experience as any publicly available mutual fund.

     The degree of investment risk you assume will depend on the investment divisions you choose.

     Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. Your contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

     * Your employer, association or other group contract holder limits the available investment divisions.

     *  We have restricted the available investment divisions.

     *  Some of the investment divisions are not approved in your state.

     * For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).

     The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Zenith Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.

     The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the State Street Research Concentrated International, the Janus Mid Cap, the Harris Oakmark Focused Value and MFS Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.

     The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, formerly known as Met Investors Advisory Corp., a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds.

     In addition, the Metropolitan Fund, the Zenith Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund, the Zenith Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

                               DEFERRED ANNUITIES

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

     Add this sentence to this section:

     We are not a party to your employer's retirement plan.

CHARGES

     Substitute this section for the one in the last prospectus:

  INVESTMENT-RELATED CHARGE

     This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

     Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

     Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

     We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES

  WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

     Add to this paragraph to this section:

     * If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction, except, if your contract permits, and if your spouse is substituted as the purchaser of the Deferred Annuity and continues the contract.

DEATH BENEFIT

     One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies). If you die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:

     *  Your Account Balance;

     * Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

     *  The total of all of your purchase payments less any partial withdrawals.

     We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

     Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

     Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Balance is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any early withdrawal charges.

     Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order.

     Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

                                INCOME ANNUITIES

CHARGES

     Substitute this section for the one in the last prospectus:

  INVESTMENT-RELATED CHARGE

     This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

     Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

     Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction.

     A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

     We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

                              GENERAL INFORMATION

ADMINISTRATION

     All transactions will be processed in the manner described below.

  PURCHASE PAYMENTS

     Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

     Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

     * On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

     *  After the close of the Exchange.

     In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

     We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

     Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

  CONFIRMING TRANSACTIONS

     You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

  PROCESSING TRANSACTIONS

     We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interests of the contract holders or the Separate Account, including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.

BY TELEPHONE OR INTERNET

     You may request a variety of transactions and obtain information by telephone 24 hours a day, 7 days a week, unless prohibited by state law. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

     *  Account Balance

     *  Unit Values

     *  Current rates for the Fixed Interest Account

     *  Transfers

     *  Changes to investment strategies

     *  Changes in the allocation of future purchase payments.

     You may authorize your sales representative to make telephone transactions on your behalf. You must complete our form and we must agree.

     Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

     We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

     Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

     * any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

     * any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

     If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

     Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners, including those who engage in market timing transactions.

VALUATION

     We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

     When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under a Deferred Annuity and transfers under a Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

FINANCIAL STATEMENTS

     The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

     We may not cancel your Income Annuity.

     We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so for a Deferred Annuity delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity. Early withdrawal charges may apply.

                                  INCOME TAXES

     The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments. Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.

     You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any of the transactions under your Deferred Annuity satisfy applicable tax law.

     Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Supplement. Please consult your tax adviser.

     MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

  GENERAL

     Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

     All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does provide you additional insurance benefits such as an available guaranteed income for life.

     We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).

     The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 has made certain changes to qualified plans and IRAs, including:

     * increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

     *  adding "catch-up" contributions for taxpayers age 50 and above; and

     *  adding enhanced portability features.

     You should consult your tax adviser regarding these changes.

     Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increase contribution limits for IRAs and qualified plans) expire after 2010.

  WITHDRAWALS

     Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

     When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

     *  annuity you purchase (e.g., Non-Qualified or IRA); and

     *  pay-out option you elect.

     We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

     If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

  WITHDRAWALS BEFORE AGE 59 1/2

     If you receive a taxable distribution from your contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

     As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                                     TYPE OF CONTRACT
                                                          ---------------------------------------
                                                            NON-      TRAD.   ROTH   SIMPLE
                                                          QUALIFIED    IRA    IRA     IRA*    SEP
                                                          ---------------------------------------
In a series of substantially equal payments made
  annually (or more frequently) for life or life
  expectancy (SEPP)                                           x         x      x       x       x
After you die                                                 x         x      x       x       x
After you become totally disabled (as defined in the
Code)                                                         x         x      x       x       x
To pay deductible medical expenses                                      x      x       x       x
To pay medical insurance premiums if you are unemployed                 x      x       x       x
For qualified higher education expenses, or                             x      x       x       x
For qualified first time home purchases up to $10,000                   x      x       x       x
After December 31, 1999 for IRS levies                                  x      x       x       x
Under certain income annuities providing for
substantially equal payments over the "pay-out" period        x
(* )For SIMPLE IRA's the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

     If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

     If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty with interest.

  MINIMUM DISTRIBUTION REQUIREMENTS

     As the following table shows, under some contracts, generally you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

     A tax penalty of 50% applies to withdrawals which should have been taken but were not. Complex rules apply to the timing and calculation of these withdrawals.

     You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

     Required minimum distribution proposed regulations were amended in January 2001 and are generally effective beginning in 2002. You have the option to use either the pre-2001 or post-2000 rules to satisfy your minimum distribution for the 2001 tax year. Please consult your tax adviser if you intend to take a distribution from your Traditional IRA, SIMPLE IRA or SEP contract during the 2001 tax year.

                                                                  TYPE OF CONTRACT
                                                     -------------------------------------------
                                                       NON-       TRAD.    ROTH    SIMPLE
                                                     QUALIFIED     IRA     IRA      IRA      SEP
                                                     ---------    -----    ----    ------    ---
Age 70 1/2 Minimum distribution rules apply             no         yes      no      yes      yes

     It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing a pay-out option. If you intend to receive your minimum distribution which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax.

NON-QUALIFIED ANNUITIES

     * Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction. Generally, these earnings are taxed when you receive them from the contract.

     * Your Non-Qualified contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

     * Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

     * When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

     * Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest payments.

     * Annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

     * Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

  DIVERSIFICATION

     In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract.

  CHANGES TO TAX RULES AND INTERPRETATIONS

     Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

     * Possible taxation of transfers between investment divisions or transfers from an investment division to a fixed option.

     * Possible taxation as if you were the owner of your portion of the Separate Account's assets.

     * Possible limits on the number of funding options available or the frequency of transfers among them.

  PURCHASE PAYMENTS

     Although the Code does not limit the amount of your purchase payments, your contract may limit them.

  PARTIAL AND FULL WITHDRAWALS

     Generally, when you make a partial withdrawal from your non-qualified annuity, the Code treats such a withdrawal as:

     *  First coming from earnings (and thus subject to income tax); and

     *  Then from your purchase payments (which are not subject to income tax).

     * In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

  INCOME ANNUITY PAYMENTS

     Different tax rules apply to payments made pursuant to an income annuity pay-out option under your contract. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

     *  A non-taxable return of your purchase payments; and

     *  A taxable payment of earnings.

     The IRS has not approved the use of an exclusion amount when only part of your account balance is converted to income payments.

     The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers are permitted between investment divisions or from an investment division into the Fixed Income Option.

     We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

     Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).

  AFTER DEATH

     The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

     If you die before payments under a pay-out option begin, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.

     If you die on or after the date that income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

     If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner, he or she may elect to continue as "owner" of the contract.

     If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

     In the case of joint owners, the above rules will be applied on the death of any owner.

     When the owner is not a natural person, these rules will be applied on the death (or change) of any annuitant.

INDIVIDUAL RETIREMENT ANNUITIES

  [TRADITIONAL IRA, ROTH IRA, SIMPLE IRAs AND SEPs]

     Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract. For individuals under 50, your total annual purchase payments to all your Traditional and Roth IRAs for 2002 and 2003 may not exceed the lesser of $3,000 or 100% of your "compensation" as defined by Code.

     * Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer it to someone else.

     * You can transfer your IRA proceeds to a similar IRA, certain qualified retirement plans (or a SIMPLE IRA to a Traditional IRA after two years), without incurring Federal income taxes if certain conditions are satisfied.

     * The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code.

TRADITIONAL IRA ANNUITIES

  PURCHASE PAYMENTS

     Generally:

     * Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($3,000 for 2002 and 2003-2004). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.

     * Beginning in 2002, individuals age 50 or older can make an additional "catch-up" contribution of $500 per year (assuming you have sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

     * Purchase payments in excess of permitted amounts may be subject to a penalty tax.

     * Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2.

     * These age and dollar limits do not apply to tax-free rollovers or transfers.

     * If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

     *  In some cases, your purchase payments may be tax deductible.

  WITHDRAWALS AND INCOME PAYMENTS

     Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

  AFTER DEATH

     The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

     Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

     If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of income payments until December 31 of the year in which you would have reached age 70 1/2.

     If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.

     If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

ROTH IRA ANNUITIES

  GENERAL

     Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

  PURCHASE PAYMENTS

     Roth IRA purchase payments for individuals under age 50, are non-deductible and are limited to the lesser of 100% of compensation or the amount deductible under the Code ($3,000 for tax years 2002-2004) including contributions to all your Traditional and Roth IRAs. This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). You may contribute up to the annual purchase payment limit, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your income is between:

                    STATUS                                         INCOME
                    ------                                         ------
                  Individual                                $95,000 -- $110,000
            Married filing jointly                          $150,000 -- $160,000
          Married filing separately                            $0 -- $10,000

     - Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

     -  You can contribute to a Roth IRA after age 70 1/2.

     - If you exceed the purchase payment limits you may be subject to a tax penalty.

     - If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

  WITHDRAWALS

     Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

     *  The withdrawal is made:

     - At least five taxable years after your first purchase payment to a Roth IRA, and

     *  The withdrawal is made:

     -  On or after the date you reach age 59 1/2;

     -  Upon your death or disability; or

     -  For a qualified first-time home purchase (up to $10,000).

     Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

     Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

     The order in which money is withdrawn from a Roth IRA is as follows:

     (All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

     * The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

     * The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

     * The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

  CONVERSION

     You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert. If you are married but file separately, you may not convert an existing IRA into a Roth IRA.

     Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

     Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

     If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

  AFTER DEATH

     Generally, when you die we must make payment of your entire interest by the December 31 of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

     If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age 70 1/2.

     If your spouse is your sole beneficiary and if your contract permits, he or she may elect to continue as "owner" of the contract.

SIMPLE IRAs AND SEPs ANNUITIES

     The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRAs transfers and rollovers. Please consult your tax adviser; see the SAI for additional details.

                      TABLE OF CONTENTS FOR THE STATEMENT
                           OF ADDITIONAL INFORMATION

                                                              PAGE
COVER PAGE..................................................     1
TABLE OF CONTENTS...........................................     1
INDEPENDENT AUDITORS........................................     2
SERVICES....................................................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED
     ANNUITIES
     AND INCOME ANNUITIES...................................     2
EARLY WITHDRAWAL CHARGE.....................................     2
EXPERIENCE FACTOR...........................................     2
VARIABLE INCOME PAYMENTS....................................     2
INVESTMENT MANAGEMENT FEES..................................     5
PERFORMANCE DATA AND ADVERTISEMENT OF THE SEPARATE
     ACCOUNT................................................     8
VOTING RIGHTS...............................................     9
ERISA.......................................................    10
TAXES.......................................................    11
PERFORMANCE DATA............................................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT................    36
FINANCIAL STATEMENTS OF METLIFE.............................    88

                                    APPENDIX

PREMIUM TAX TABLE

     If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                                          NON-QUALIFIED         IRA, SIMPLE IRA
                                                          DEFERRED ANNUITIES    AND SEP DEFERRED
                                                          AND INCOME            ANNUITIES AND
                                                          ANNUITIES             INCOME ANNUITIES(1)
California..............................................  2.35%                 0.5%(2)
Maine...................................................  2.0%                  --
Nevada..................................................  3.5%                  --
Puerto Rico.............................................  1.0%                  1.0%
South Dakota............................................  1.25%                 --
West Virginia...........................................  1.0%                  1.0%
Wyoming.................................................  1.0%                  --

---------------

     (1) Premium tax rates applicable to IRA, SIMPLE IRA and SEP Deferred Annuities and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA, SIMPLE IRA and SEP Deferred Annuities and Income Annuities."

     (2) With respect to Deferred Annuities and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

     If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc.,
         New England Zenith Fund and Met Investors Series Trust

     [ ] American Funds Insurance Series

     [ ] I have changed my address. My current address is:

----------------------------------------------------- Name -----------------------------------------------
                  (Contract Number)
                                                       Address -------------------------------------------

-----------------------------------------------------  ---------------------------------------------------
                     (Signature)                                                                         zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                                  U.S. Postage
                                                                      Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15904-2914

                          SUPPLEMENT DATED MAY 1, 2002
                      TO THE PROSPECTUS DATED MAY 1, 2001

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
             PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                               ONE MADISON AVENUE
                            NEW YORK, NEW YORK 10010

     This supplement updates certain information in the prospectus dated May 1, 2001, describing Preference Plus(R) Account variable annuity contracts funded by Metropolitan Life Separate Account E. You should read and retain this supplement for future reference. For more information, request a copy of the prospectus and the Statement of Additional Information ("SAI") , dated May 1, 2002. The SAI is considered part of this supplement as though it were included in the supplement. To request a free copy of the prospectus, SAI or to ask questions, write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, RI 02893 or telephone 1-800-638-7732.

     An investment in any variable annuity involves investment risk. You could lose money you invest. Money invested is Not: a bank deposit or obligation; federally insured or guaranteed; or endorsed by any bank or other financial institution.

     The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view the complete prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if the prospectus is truthful or complete. Any representation otherwise is a criminal offense.

     This Supplement is not valid unless preceded by the current Metropolitan Series Fund, Inc., the New England Zenith Fund, the Met Investors Series Trust, the Calvert Social Balanced Portfolio and the American Funds Insurance Series prospectuses which contain additional information about each Fund. You should read these prospectuses and keep them for future reference.

     You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), series of the New England Zenith Fund ("Zenith Fund"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For your convenience, the portfolios, the series and the funds are referred to as Portfolios in this Supplement.

LEHMAN BROTHERS(R) AGGREGATE BOND INDEX
PIMCO TOTAL RETURN
SALOMON BROTHERS U.S. GOVERNMENT
STATE STREET RESEARCH BOND INCOME
SALOMON BROTHERS STRATEGIC BOND   OPPORTUNITIES
CALVERT SOCIAL BALANCED
STATE STREET RESEARCH DIVERSIFIED
LORD ABBETT BOND DEBENTURE
AMERICAN FUNDS GROWTH-INCOME
METLIFE STOCK INDEX
MFS INVESTORS TRUST
MFS RESEARCH MANAGERS
STATE STREET RESEARCH INVESTMENT TRUST
DAVIS VENTURE VALUE
FI STRUCTURE EQUITY*
HARRIS OAKMARK LARGE CAP VALUE
STATE STREET RESEARCH LARGE CAP VALUE*
AMERICAN FUNDS GROWTH
JANUS GROWTH
PUTNAM LARGE CAP GROWTH
T. ROWE PRICE LARGE CAP GROWTH
MET/AIM MID CAP CORE EQUITY*
METLIFE MID CAP STOCK INDEX
HARRIS OAKMARK FOCUSED VALUE
  (FORMERLY, HARRIS OAKMARK MID CAP VALUE)
NEUBERGER BERMAN PARTNERS MID CAP VALUE
FI MID CAP OPPORTUNITIES*
JANUS MID CAP
MFS MID CAP GROWTH
STATE STREET RESEARCH AGGRESSIVE GROWTH
LOOMIS SAYLES SMALL CAP
RUSSELL 2000(R) INDEX
STATE STREET RESEARCH AURORA (FORMERLY, STATE
  STREET RESEARCH AURORA SMALL CAP VALUE)
FRANKLIN TEMPLETON SMALL CAP GROWTH
MET/AIM SMALL CAP GROWTH*
T. ROWE PRICE SMALL CAP GROWTH
PIMCO INNOVATION
SCUDDER GLOBAL EQUITY
MFS RESEARCH INTERNATIONAL
MORGAN STANLEY EAFE(R) INDEX
PUTNAM INTERNATIONAL STOCK
STATE STREET RESEARCH CONCENTRATED
  INTERNATIONAL*
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION

---------------

* THESE PORTFOLIOS ARE ANTICIPATED TO BE AVAILABLE ON OR ABOUT MAY 1, 2002, SUBJECT TO STATE APPROVAL.

IMPORTANT TERMS YOU SHOULD KNOW

     This is a revised term in this section.

METLIFE DESIGNATED OFFICE

     The MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to make a request is 1-800-638-7732.

            TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES
                              AND INCOME ANNUITIES

     The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses of the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value Portfolio, FI Mid Cap Opportunities Portfolio, FI Structured Equity Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment. These examples assume that reimbursements and/or waiver of expenses was in effect.
--------------------------------------------------------------------------------

SEPARATE ACCOUNT, METROPOLITAN FUND, ZENITH FUND, CALVERT FUND, MET INVESTORS FUND AND AMERICAN FUNDS EXPENSES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2001:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .50%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................             1.25%

METROPOLITAN FUND ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                   C             A+B+C=D                           D-E=F
                                            A          B     OTHER EXPENSES   TOTAL EXPENSES         E         TOTAL EXPENSES
                                        MANAGEMENT   12B-1       BEFORE       BEFORE WAIVER/      WAIVER/      AFTER WAIVER/
                                           FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond
  Index Portfolio.....................     0.25      0.00         0.13             0.38            0.00             0.38
State Street Research Diversified
  Portfolio (4)(5)....................     0.43      0.00         0.06             0.49            0.00             0.49
MetLife Stock Index Portfolio.........     0.25      0.00         0.06             0.31            0.00             0.31
State Street Research Investment Trust
  Portfolio (4)(5)....................     0.48      0.00         0.05             0.53            0.00             0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5)....................     0.75      0.00         0.11             0.86            0.00             0.86

                                                                   C             A+B+C=D                           D-E=F
                                            A          B     OTHER EXPENSES   TOTAL EXPENSES         E         TOTAL EXPENSES
                                        MANAGEMENT   12B-1       BEFORE       BEFORE WAIVER/      WAIVER/      AFTER WAIVER/
                                           FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------
State Street Research Large Cap Value
  Portfolio (Class
  E) (4)(7)(10)(11)...................     0.70      0.15         0.86             1.71            0.71             1.00
Janus Growth Portfolio (4)(11)........     0.80      0.00         1.46             2.26            1.31             0.95
Putnam Large Cap Growth
  Portfolio (4)(6)(11)................     0.80      0.00         0.32             1.12            0.12             1.00
T. Rowe Price Large Cap Growth
  Portfolio (4)(5)....................     0.63      0.00         0.13             0.76            0.00             0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)...................     0.25      0.00         0.27             0.52            0.07             0.45
Neuberger Berman Partners Mid Cap
  Value Portfolio (4)(5)..............     0.69      0.00         0.12             0.81            0.00             0.81
Janus Mid Cap Portfolio (4)...........     0.67      0.00         0.07             0.74            0.00             0.74
State Street Research Aggressive
  Growth Portfolio (4)(5).............     0.71      0.00         0.06             0.77            0.00             0.77
Russell 2000(R) Index
  Portfolio (6)(11)...................     0.25      0.00         0.31             0.56            0.01             0.55
State Street Research Aurora
  Portfolio (4)(8)....................     0.85      0.00         0.13             0.98            0.00             0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)...................     0.90      0.00         1.79             2.69            1.64             1.05
T. Rowe Price Small Cap Growth
  Portfolio (4).......................     0.52      0.00         0.09             0.61            0.00             0.61
Scudder Global Equity Portfolio (4)...     0.62      0.00         0.18             0.80            0.00             0.80
Morgan Stanley EAFE(R) Index
  Portfolio (11)......................     0.30      0.00         0.52             0.82            0.07             0.75
Putnam International Stock
  Portfolio (4)(5)....................     0.90      0.00         0.26             1.16            0.00             1.16

ZENITH FUND ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                   C             A+B+C=D                           D-E=F
                                            A          B     OTHER EXPENSES   TOTAL EXPENSES         E         TOTAL EXPENSES
                                        MANAGEMENT   12B-1       BEFORE       BEFORE WAIVER/      WAIVER/      AFTER WAIVER/
                                           FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (11)......................     0.55      0.00         0.18             0.73            0.03             0.70
State Street Research Bond Income
  Portfolio (4)(12)...................     0.40      0.00         0.09             0.49            0.00             0.49
Salomon Brothers Strategic
  Opportunities Portfolio (8).........     0.65      0.00         0.19             0.84            0.00             0.84
MFS Investors Trust Portfolio (11)....     0.75      0.00         0.62             1.37            0.47             0.90
MFS Research Managers
  Portfolio (5)(11)...................     0.75      0.00         0.31             1.06            0.16             0.90
Davis Venture Value
  Portfolio (4)(5)....................     0.75      0.00         0.08             0.83            0.00             0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)..........................     0.68      0.15         0.10             0.93            0.00             0.93
Harris Oakmark Focused Value
  Portfolio (5)(8)....................     0.75      0.00         0.12             0.87            0.00             0.87

                                                                   C             A+B+C=D                           D-E=F
                                            A          B     OTHER EXPENSES   TOTAL EXPENSES         E         TOTAL EXPENSES
                                        MANAGEMENT   12B-1       BEFORE       BEFORE WAIVER/      WAIVER/      AFTER WAIVER/
                                           FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11)............     0.80      0.15         0.15             1.10            0.00             1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8).................     0.90      0.00         0.10             1.00            0.00             1.00

CALVERT FUND ANNUAL EXPENSES
(as a percentage of average net assets) (14)

                                                            B              A+B=C                            C-D=E
                                             A        OTHER EXPENSES   TOTAL EXPENSES                   TOTAL EXPENSES
                                         MANAGEMENT       BEFORE           BEFORE             D             AFTER
                                            FEES      REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio......     0.70           0.18             0.88            0.00             0.88

MET INVESTORS FUND ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                   C             A+B+C=D
                                            A          B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT   12B-1       BEFORE       BEFORE WAIVER/
                                           FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (9)......     0.50      0.00         0.65             1.15
Lord Abbett Bond Debenture
  Portfolio (9)(12)...................     0.60      0.00         0.12             0.72
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)...................     0.75      0.15         6.18             7.08
MFS Mid Cap Growth Portfolio (4)(9)...     0.65      0.00         1.70             2.35
Met/AIM Small Cap Growth Portfolio
  (Class E) (9)(10)...................     0.90      0.15         4.07             5.12
PIMCO Innovation Portfolio (9)........     1.05      0.00         2.92             3.97
MFS Research International
  Portfolio (4)(9)....................     0.80      0.00         4.28             5.08
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)..........................     0.85      0.15         4.59             5.59

                                                            D-E=F
                                              E         TOTAL EXPENSES
                                           WAIVER/      AFTER WAIVER/
                                        REIMBURSEMENT   REIMBURSEMENT
--------------------------------------  ------------------------------
PIMCO Total Return Portfolio (9)......      0.50             0.65
Lord Abbett Bond Debenture
  Portfolio (9)(12)...................      0.02             0.70
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)...................      6.03             1.05
MFS Mid Cap Growth Portfolio (4)(9)...      1.55             0.80
Met/AIM Small Cap Growth Portfolio
  (Class E) (9)(10)...................      3.92             1.20
PIMCO Innovation Portfolio (9)........      2.87             1.10
MFS Research International
  Portfolio (4)(9)....................      4.08             1.00
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)..........................      4.34             1.25

AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                   C             A+B+C=D
                                            A          B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT   12B-1       BEFORE       BEFORE WAIVER/
                                           FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (4)(10)...................     0.33      0.25         0.02             0.60
American Funds Growth
  Portfolio (4)(10)...................     0.37      0.25         0.01             0.63
American Funds Global Small
  Capitalization Portfolio (4)(10)....     0.80      0.25         0.03             1.08

                                                            D-E=F
                                              E         TOTAL EXPENSES
                                           WAIVER/      AFTER WAIVER/
                                        REIMBURSEMENT   REIMBURSEMENT
--------------------------------------  ------------------------------
American Funds Growth-Income
  Portfolio (4)(10)...................      0.00             0.60
American Funds Growth
  Portfolio (4)(10)...................      0.00             0.63
American Funds Global Small
  Capitalization Portfolio (4)(10)....      0.00             1.08

EXAMPLES

     If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets(13):

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
---------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............  $79     $ 96     $116     $194
PIMCO Total Return Division.................................   82      105      130      224
Salomon Brothers U.S. Government Division...................   83      106      133      229
State Street Research Bond Income Division..................   81      100      122      207
Salomon Brothers Strategic Bond Opportunities Division......   84      111      140      244
Calvert Social Balanced Division............................   85      112      143      249
State Street Research Diversified Division..................   81      100      122      207
Lord Abbett Bond Debenture Division.........................   83      106      133      229
American Funds Growth-Income Division.......................   82      103      127      218
MetLife Stock Index Division................................   79       94      112      187
MFS Investors Trust Division................................   85      113      143      250
MFS Research Managers Division..............................   85      113      143      250
State Street Research Investment Trust Division.............   81      101      124      211
Davis Venture Value Division................................   84      110      139      243
FI Structured Equity Division...............................   85      113      145      253
Harris Oakmark Large Cap Value Division.....................   84      111      141      246
State Street Research Large Cap Value Division..............   86      116      148      261
American Funds Growth Division..............................   82      104      129      222
Janus Growth Division.......................................   85      114      146      255
Putnam Large Cap Growth Division............................   86      116      148      261
T. Rowe Price Large Cap Growth Division.....................   83      108      136      236
Met/AIM Mid Cap Core Equity Division........................   86      117      151      266
MetLife Mid Cap Stock Index Division........................   80       98      119      202
Harris Oakmark Focused Value Division.......................   85      112      142      247
Neuberger Berman Partners Mid Cap Value Division............   84      110      138      241
FI Mid Cap Opportunities Division...........................   87      119      153      271
Janus Mid Cap Division......................................   83      108      135      233
MFS Mid Cap Growth Division.................................   84      109      138      240
State Street Research Aggressive Growth Division............   83      109      136      237
Loomis Sayles Small Cap Division............................   86      116      148      261
Russell 2000(R) Index Division..............................   81      102      125      213
State Street Research Aurora Division.......................   86      115      147      259
Franklin Templeton Small Cap Growth Division................   86      117      151      266
Met/AIM Small Cap Growth Division...........................   88      122      159      281
T. Rowe Price Small Cap Growth Division.....................   82      104      128      220
PIMCO Innovation Division...................................   87      119      153      271
Scudder Global Equity Division..............................   84      109      138      240
MFS Research International Division.........................   86      116      148      261
Morgan Stanley EAFE(R) Index Division.......................   83      108      135      234
Putnam International Stock Division.........................   88      121      157      277
State Street Research Concentrated International Division...   88      123      161      286
American Funds Global Small Capitalization Division.........   87      118      152      269

     If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (13)(15):

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
---------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............  $17      $52     $ 89     $194
PIMCO Total Return Division.................................   19       60      104      224
Salomon Brothers U.S. Government Division...................   20       62      106      229
State Street Research Bond Income Division..................   18       55       95      207
Salomon Brothers Strategic Bond Opportunities Division......   21       66      113      244
Calvert Social Balanced Division............................   22       68      116      249
State Street Research Diversified Division..................   18       55       95      207
Lord Abbett Bond Debenture Division.........................   20       62      106      229
American Funds Growth-Income Division.......................   19       59      101      218
MetLife Stock Index Division................................   16       50       86      187
MFS Investors Trust Division................................   22       68      117      250
MFS Research Managers Division..............................   22       68      117      250
State Street Research Investment Trust Division.............   18       56       97      211
Davis Venture Value Division................................   21       66      113      243
FI Structured Equity Division...............................   22       69      118      253
Harris Oakmark Large Cap Value Division.....................   22       67      114      246
State Street Research Large Cap Value Division..............   23       71      122      261
American Funds Growth Division..............................   19       60      102      222
Janus Growth Division.......................................   23       70      119      255
Putnam Large Cap Growth Division............................   23       71      122      261
T. Rowe Price Large Cap Growth Division.....................   21       64      109      236
Met/AIM Mid Cap Core Equity Division........................   24       73      124      266
MetLife Mid Cap Stock Index Division........................   17       54       93      202
Harris Oakmark Focused Value Division.......................   22       67      115      247
Neuberger Berman Partners Mid Cap Value Division............   21       65      112      241
FI Mid Cap Opportunities Division...........................   24       74      127      271
Janus Mid Cap Division......................................   20       63      108      233
MFS Mid Cap Growth Division.................................   21       65      111      240
State Street Research Aggressive Growth Division............   21       64      110      237
Loomis Sayles Small Cap Division............................   23       71      122      261
Russell 2000(R) Index Division..............................   18       57       98      213
State Street Research Aurora Division.......................   23       70      121      259
Franklin Templeton Small Cap Growth Division................   24       73      124      266
Met/AIM Small Cap Growth Division...........................   25       77      132      281
T. Rowe Price Small Cap Growth Division.....................   19       59      101      220
PIMCO Innovation Division...................................   24       74      127      271
Scudder Global Equity Division..............................   21       65      111      240
MFS Research International Division.........................   23       71      122      261
Morgan Stanley EAFE(R) Index Division.......................   21       63      109      234
Putnam International Stock Division.........................   25       76      130      277
State Street Research Concentrated International Division...   26       79      125      286
American Funds Global Small Capitalization Division.........   24       74      126      269

---------------

(1) There are times when the early withdrawal charge does not apply to amounts that are withdrawn from a Deferred Annuity. Each Contract Year you may take the greater of 10% (20% under certain Deferred Annuities) of your Account Balance or your purchase payments made over 7 years ago free of early withdrawal charges.

(2) A $20 annual contract fee is imposed on money in the Fixed Interest Account. This fee may be waived under certain circumstances. There is a one time contract fee of $350 for Income Annuities. We do not charge this fee if you elect a pay-out option under your Deferred Annuity and you have owned your Deferred Annuity more than two years.

(3) Pursuant to the terms of the Contract, our total Separate Account Annual Expenses will not exceed 1.25% of your average balance in the investment divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge.

(4) Each Portfolio's management fee decreases when its assets grow to certain dollar amounts. The "break point" dollar amounts at which the management fee declines are more fully explained in the prospectus and Statement of Additional Information for each respective Fund.

(5) Certain Metropolitan Fund and Zenith Fund sub-investment managers directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. In addition, each Fund has entered into arrangements with its custodian whereby credits realized as a result of this practice were used to reduce a portion of each participating Portfolio's expenses. The expense information for the Metropolitan Fund and Zenith Fund Portfolios does not reflect these reductions or credits.

(6) MetLife Advisers, LLC ("MetLife Advisers") agreed to pay all expenses (other than management fees, brokerage commissions, taxes, interest and extraordinary or non-recurring expenses) (hereafter "Expenses") in excess of .30% of the average net assets for the Russell 2000(R) Index Portfolio through April 30, 2002. MetLife Advisers agreed to pay all Expenses in excess of .20% of the average net assets for the MetLife Mid Cap Stock Index and Putnam Large Cap Growth Portfolios through April 30, 2002. The "Other Expenses Before Reimbursement" information for these Portfolios assumes no reduction of expenses of any kind. The "Total Expenses After Waiver/Reimbursement" information for these Portfolios reflects expenses reimbursed in calendar year 2001. The effect of such reimbursements is that performance results are increased.

(7) These Portfolios began operations on April 30, 2002. The "Other Expenses Before Reimbursement" information for these Portfolios reflects an estimate of expenses for calendar year 2002. The "Total Expenses After Waiver/Reimbursement" reflects expenses as if the expense reimbursement was in effect for the entire current year. The effect of such reimbursements is that performance is increased.

(8) MetLife Advisers agreed to pay all operating expenses other than amortization of expenses, brokerage costs, interest, taxes or other extraordinary expenses, in excess of 1.00% of the average net assets for the Loomis Sayles Small Cap Portfolio through April 30, 2002. MetLife Advisers agreed to pay all Expenses in excess of .20% of the average net assets of the State Street Research Aurora Portfolio through April 30, 2002. MetLife Advisers agreed to pay the operating expenses of the Salomon Brothers Strategic Bond Opportunities and Harris Oakmark Focused Value Portfolios (exclusive of any brokerage costs, interest, taxes or extraordinary expenses) in excess of 0.90% of average net assets through April 30, 2002. The Salomon Brothers Strategic Bond Opportunities, the Loomis Sayles Small Cap, the State Street Research Aurora and the Harris Oakmark Focused Value Portfolios' expenses did not exceed these limitations for the year ended December 31, 2001.

(9) Class A shares of the MFS Mid Cap Growth, MFS Research International, PIMCO Total Return and PIMCO Innovation Portfolios began operations on May 1,2001. The "Other Expenses Before Reimbursement" for these Portfolios reflects annualized expenses for the full calendar year 2001. Class A shares for the Lord Abbett Bond Debenture Portfolio began operations on February 12, 2001. Class E shares of the Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios began operations in April, 2002. The "Other Expenses Before Reimbursement" information for these Portfolios reflects an estimate of expenses for the calendar year 2002 and are based on other share class expense experience.

    Met Investors Advisory LLC ("MetLife Investors") and Met Investors Fund have entered into an Expense Limitation Agreement whereby, until at least April 30, 2003, MetLife Investors has agreed to waive its investment management fee or pay operating expenses (exclusive of interest, taxes, broker-

                                       7.1
age commissions, or extraordinary expense and 12b-1 Plan fees) as necessary to limit total expenses to the percentage of daily net assets to the following percentages: .65% for the PIMCO Total Return Portfolio, 1.10% for the PIMCO
  Innovation Portfolio, .80% for the MFS Mid Cap Growth Portfolio, 1.00% for the MFS Research International Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, .90% for the Met/AIM Mid Cap Core Equity Portfolio and 1.10% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Fund's Board of Trustees, be repaid to the investment manager. For the MFS Mid Cap Growth, MFS Research International, PIMCO Total Return and PIMCO Innovation Portfolios, the "Total Expenses After Waiver/Reimbursement" reflects expenses as if the expense reimbursement was in effect for the entire calendar year 2001. The effect of such waiver and reimbursement is that performance results are increased.

(10) Each of the American, Metropolitan, Met Investors and Zenith Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Fund's prospectus. We are paid the Rule 12b-1 fee in connection with the Class E shares of the Metropolitan, Zenith and Met Investors Funds and Class 2 of the American Funds.

(11) Pursuant to Expense Agreements, MetLife Advisers has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interest, taxes or extraordinary expenses) ("Operating Expenses") as necessary to limit total Operating Expenses to the annual percentage of average daily net assets of the following Portfolios as indicated:

                        PORTFOLIO                          PERCENTAGE
                        ---------                          ----------
Morgan Stanley EAFE(R) Index Portfolio                        0.75
Putnam Large Cap Growth Portfolio                             1.00
MetLife Mid Cap Stock Index Portfolio                         0.45
Russell 2000(R) Index Portfolio                               0.55
Janus Growth Portfolio                                        0.95
Franklin Templeton Small Cap Growth Portfolio                 1.05
State Street Research Large Cap Value Portfolio (Class E)     1.00
MFS Investors Trust Portfolio                                 0.90
MFS Research Managers Portfolio                               0.90
Salomon Brothers U.S. Government Portfolio                    0.70
FI Mid Cap Opportunities Portfolio (Class E)                  1.10

  This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses falls below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2003. The "Other Expenses Before Reimbursement" information for the Morgan Stanley EAFE(R) Index, the Janus Growth, the Franklin Templeton Small Cap Growth, the MFS Investors Trust, the MFS Research Managers and the Salomon Brothers U.S. Government Portfolios assumes no reduction of any kind. The "Total Expenses After Waiver/Reimbursement" information for the Morgan Stanley EAFE(R) Index Portfolio reflects expenses as if the Expense Agreement was in effect for the entire current year. The "Total Expenses After Waiver/Reimbursement" information reflects expenses waived or reimbursed in the calendar year 2001 for the Janus Growth, the Franklin Templeton Small Cap Growth, the MFS Investors Trust, the MFS Research Managers and the Salomon Brothers U.S. Government Portfolios. The effect of such waiver and reimbursement is that performance results are increased.

(12) On April 29, 2002, the State Street Research Income Portfolio of the Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the Zenith Fund and the Loomis Sayles High

Yield Bond Portfolio of the Metropolitan Fund was merged into the Lord Abbett Bond Debenture Portfolio of the Met Investors Fund.

(13) These examples assume that reimbursement and/or waiver of expenses was in effect.

(14) "Other Expenses" reflects an indirect fee resulting from the Portfolio's offset expense arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's unvested cash balances. The credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be 0.87% for Social Balanced. The management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert.

(15) This example assumes no early withdrawal charges are applicable. In order to make this assumption for a pay-out option under your Deferred Annuity, we also assumed that you selected an income payment type under which you will receive payments over your lifetime or for a period of at least five full years.

             ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

     These tables and bar charts show fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division.... 2001      $10.85            $11.51         17,519

                                                     2000        9.86             10.85         11,149

                                                     1999       10.12              9.86          7,735

                                                     1998       10.00(e)          10.12            793


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


PIMCO Total Return Division......................... 2001       10.00(e)          10.55          2,743


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division........... 2001       14.30(e)          15.07          1,179


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


State Street Research Income Division (c)........... 2001       20.49             21.93         18,441

                                                     2000       18.65             20.49         16,397

                                                     1999       19.33             18.65         18,535

                                                     1998       17.89             19.33         20,060

                                                     1997       16.49             17.89         16,307

                                                     1996       16.12             16.49         16,604

                                                     1995       13.65             16.12         15,252

                                                     1994       14.27             13.65         13,923

                                                     1993       12.98             14.27         14,631

                                                     1992       12.29             12.98          5,918


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Salomon Brothers Strategic Opportunities Division... 2001      $15.37(e)         $16.22            494


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Calvert Social Balanced Division.................... 2001       26.99             24.80          1,564

                                                     2000       28.21             26.99          1,527

                                                     1999       25.45             28.21          1,453

                                                     1998       22.16             25.45          1,367

                                                     1997       18.68             22.16          1,181

                                                     1996       16.80             18.68            995

                                                     1995       13.11             16.80            787

                                                     1994       13.71             13.11            630

                                                     1993       12.86             13.71            473

                                                     1992       12.10             12.86            239


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value



State Street Research Diversified Division.......... 2001       28.98             26.81         66,375

                                                     2000       29.04             28.98         75,259

                                                     1999       27.05             29.04         75,126

                                                     1998       22.89             27.05         73,897

                                                     1997       19.22             22.89         62,604

                                                     1996       17.00             19.22         52,053

                                                     1995       13.55             17.00         42,712

                                                     1994       14.15             13.55         40,962

                                                     1993       12.70             14.15         31,808

                                                     1992       11.75             12.70          7,375


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value



Loomis Sayles High Yield Bond Division (c).......... 2001       10.93             10.65          5,375

                                                     2000       11.17             10.93          5,291

                                                     1999        9.60             11.17          4,708

                                                     1998       10.51              9.60          3,882

                                                     1997       10.00(b)          10.51          2,375

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


American Funds Growth-Income Division............... 2001      $86.74(e)         $87.85            404


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


MetLife Stock Index Division........................ 2001       39.62             34.37         80,855

                                                     2000       44.24             39.62         83,765

                                                     1999       37.08             44.24         79,702

                                                     1998       29.28             37.08         71,204

                                                     1997       22.43             29.28         58,817

                                                     1996       18.52             22.43         43,141

                                                     1995       13.70             18.52         29,883

                                                     1994       13.71             13.70         23,458

                                                     1993       12.67             13.71         18,202

                                                     1992       11.94             12.67          8,150


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value



MFS Investors Trust Division........................ 2001       10.06(e)           8.35            494


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


MFS Research Managers Division...................... 2001       11.31(e)           8.83            164


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


State Street Research Investment Trust Division..... 2001      $37.20            $30.49         57,292

                                                     2000       40.14             37.20         62,971

                                                     1999       34.30             40.14         64,026

                                                     1998       27.10             34.30         64,053

                                                     1997       21.37             27.10         60,102

                                                     1996       17.71             21.37         49,644

                                                     1995       13.47             17.71         38,047

                                                     1994       14.10             13.47         32,563

                                                     1993       12.48             14.10         24,608

                                                     1992       11.32             12.48          9,432


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value



Davis Venture Value Division........................ 2001       30.79             27.02          2,072

                                                     2000       30.19(a)          30.79            917


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division............. 2001        9.92             11.60         16,415

                                                     2000        8.93              9.92          4,947

                                                     1999        9.71              8.93          3,631

                                                     1998       10.00(d)           9.71            386


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


American Funds Growth Division...................... 2001      146.13(e)         118.11            383


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Janus Growth Division............................... 2001       10.00(e)           7.76          1,023


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Putnam Large Cap Growth Division.................... 2001      $ 7.24            $ 4.95          5,527

                                                     2000        9.82(a)           7.24          2,555


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division............. 2001       13.06             11.62         12,077

                                                     2000       13.29             13.06         12,475

                                                     1999       11.01             13.29          3,394

                                                     1998       10.00(d)          11.01            407


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division................ 2001       10.62             10.36          8,080

                                                     2000       10.00(a)          10.62          5,493


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Harris Oakmark Focused Value Division............... 2001       21.38(e)          26.80          2,800


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value Division.... 2001       15.78             15.20          9,094

                                                     2000       12.46             15.78          7,506

                                                     1999       10.73             12.46          2,438

                                                     1998       10.00(d)          10.73            297


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Janus Mid Cap Division.............................. 2001      $25.71            $15.91         52,028

                                                     2000       37.86             25.71         57,546

                                                     1999       17.19             37.86         44,078

                                                     1998       12.69             17.19         19,031

                                                     1997       10.00(b)          12.69          7,417

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

MFS Mid Cap Growth Division......................... 2001       10.00(e)           8.43          1,519

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

State Street Research Aggressive Growth Division.... 2001       33.76             25.42         31,091

                                                     2000       37.01             33.76         33,051

                                                     1999       28.12             37.01         31,947

                                                     1998       25.05             28.12         38,975

                                                     1997       23.77             25.05         43,359

                                                     1996       22.35             23.77         43,962

                                                     1995       17.47             22.35         33,899

                                                     1994       18.03             17.47         26,890

                                                     1993       14.89             18.03         17,094

                                                     1992       13.66             14.89          5,747

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

Loomis Sayles Small Cap Division.................... 2001       25.53             22.99            654

                                                     2000       25.79(a)          25.53            353

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

Russell 2000(R) Index Division...................... 2001       12.13             12.08          9,632

                                                     2000       12.76             12.13          9,113

                                                     1999       10.53             12.76          5,395

                                                     1998       10.00(d)          10.53            598

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
State Street Research Aurora Division............... 2001      $12.25            $14.03         14,487

                                                     2000       10.00(a)          12.25          4,095

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth Division........ 2001       10.00(e)           8.81            769


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division............. 2001       13.64             12.25         18,643

                                                     2000       15.19             13.64         19,423

                                                     1999       12.02             15.19         14,007

                                                     1998       11.76             12.02         13,119

                                                     1997       10.00(b)          11.76          6,932

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


PIMCO Innovation Division........................... 2001       10.00(e)           7.44          2,036


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Scudder Global Equity Division...................... 2001       14.93             12.37         12,091

                                                     2000       15.36             14.93         11,687

                                                     1999       12.43             15.36          9,323

                                                     1998       10.85             12.43          7,712

                                                     1997       10.00(b)          10.85          4,826

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


MFS Research International Division................. 2001       10.00(e)           8.73            409


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Morgan Stanley EAFE(R) Index Division............... 2001      $11.25            $ 8.69         11,012
                                                     2000       13.31             11.25          8,034
                                                     1999       10.79             13.31          3,869
                                                     1998       10.00(d)          10.79            342

[BAR GRAPH]

             Year End Accumulation Unit Value


Putnam International Stock Division................. 2001       16.41             12.87         13,984
                                                     2000       18.49             16.41         13,980
                                                     1999       16.07             18.49         13,052
                                                     1998       13.28             16.07         14,330
                                                     1997       13.77             13.28         15,865
                                                     1996       14.19             13.77         17,780
                                                     1995       14.25             14.19         17,553
                                                     1994       13.74             14.25         16,674
                                                     1993        9.41             13.74          6,921
                                                     1992       10.61              9.41            966


[BAR GRAPH]

             Year End Accumulation Unit Value


American Funds Global Small Capitalization           2001       15.83(e)          13.63            549
  Division..........................................


[BAR GRAPH]

             Year End Accumulation Unit Value

---------------

In addition to the above mentioned Accumulation Units, there were cash reserves of $56,293,338 as of December 31, 2001, applicable to Income Annuities (including those not described in this Supplement) receiving annuity payouts.

(a) Inception Date July 5, 2000.

(b) Inception Date March 3, 1997.

(c) On April 29, 2002 the assets from the State Street Research Income Division merged into State Street Research Bond Income Division and the assets from the Loomis Sayles High Yield Bond Division merged into the Lord Abbett Bond Debenture Division. These investment divisions are no longer available under the Deferred Annuities and Income Annuities.

(d) Inception Date November 9, 1998.

(e) Inception Date May 1, 2001.

                                    METLIFE

     Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife, was formed under laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 13 countries.

                               METROPOLITAN LIFE
                               SEPARATE ACCOUNT E

     We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

                            YOUR INVESTMENT CHOICES

     The Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Supplement. If the Calvert Social Balanced Portfolio is available to you, then you will also receive a Calvert Fund prospectus. You should read the prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following Portfolios: FI Structured Equity, FI Mid Cap Opportunities, Met/AIM Small Cap Growth, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and State Street Research Large Cap Value, which are all Class E.

     The investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance and income payments based upon amounts allocated to the investment divisions may go down as well as up.

     The following list of investment choices includes six portfolios that subject to state approval we anticipate will be available on or about May 1, 2002.

LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO
PIMCO TOTAL RETURN PORTFOLIO
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO
STATE STREET RESEARCH BOND INCOME PORTFOLIO
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES
 PORTFOLIO
CALVERT SOCIAL BALANCED PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
LORD ABBETT BOND DEBENTURE PORTFOLIO
AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO
MFS INVESTORS TRUST PORTFOLIO
MFS RESEARCH MANAGERS PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO
DAVIS VENTURE VALUE PORTFOLIO
FI STRUCTURED EQUITY PORTFOLIO
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO
AMERICAN FUNDS GROWTH PORTFOLIO
JANUS GROWTH PORTFOLIO
PUTNAM LARGE CAP GROWTH PORTFOLIO
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
MET/AIM MID CAP CORE EQUITY PORTFOLIO
METLIFE MID CAP STOCK INDEX PORTFOLIO
HARRIS OAKMARK FOCUSED VALUE PORTFOLIO
NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO
FI MID CAP OPPORTUNITIES PORTFOLIO
JANUS MID CAP PORTFOLIO
MFS MID CAP GROWTH PORTFOLIO
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
LOOMIS SAYLES SMALL CAP PORTFOLIO
RUSSELL 2000(R) INDEX PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO
MET/AIM SMALL CAP GROWTH PORTFOLIO
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
PIMCO INNOVATION PORTFOLIO
SCUDDER GLOBAL EQUITY PORTFOLIO
MFS RESEARCH INTERNATIONAL PORTFOLIO
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO
PUTNAM INTERNATIONAL STOCK PORTFOLIO
STATE STREET RESEARCH CONCENTRATED INTERNATIONAL
 PORTFOLIO
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION PORTFOLIO

     Subject to state approval FI Mid Cap Opportunities, FI Structured Equity, State Street Research Large Cap Value, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios will be available on or about May 1, 2002.

     The degree of investment risk you assume will depend on the investment divisions you choose. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.

     Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

     * Your employer, association or other group contract holder limits the available investment divisions.

     *  We have restricted the available investment divisions.

     *  Some of the investment divisions are not approved in your state.

     * For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).

     The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Zenith Fund, the Calvert Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Social Balanced and American Funds Portfolios are made available by the Calvert Fund and the American Funds, respectively, only through various insurance company annuities and life insurance policies.

     The Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the State Street Research Concentrated International, the Janus Mid Cap, the Calvert Social Balanced, the Harris Oakmark Focused Value and the MFS Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.

     The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Calvert Social Balanced Portfolio pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, formerly known as Met Investors Advisory Corp., a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the other expenses paid by each Portfolio, are described in the applicable prospectus and SAIs for the Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds.

     In addition, the Metropolitan Fund, Zenith Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund, the Zenith Fund or the Met Investors Fund. The Calvert Fund prospectus discusses different separate accounts of the various insurance companies that invest in the portfolios of the Calvert Fund. The risks of these arrangements are also discussed in each Fund's prospectus.

                               DEFERRED ANNUITIES

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

     Add this sentence to this section:

     We are not a party to your employer's retirement plan.

CHARGES

     Substitute this section for the one in the last prospectus:

  INVESTMENT-RELATED CHARGE

     This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

     Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

     Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

     We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES

  WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

     Add this paragraph to this section:

     * For participants of Chicago Public Schools' 403(b) program, if you transfer money from the Deferred Annuity to MetLife's Retirement Options Program from April 1, 2002 through May 31, 2002.

                                INCOME ANNUITIES

CHARGES

     Substitute this section for the one in the last prospectus:

  INVESTMENT-RELATED CHARGE

     This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

     Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

     Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

     We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

                              GENERAL INFORMATION

ADMINISTRATION

     All transactions will be processed in the manner described below.

  PURCHASE PAYMENTS

     Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

     Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

     * On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

     *  After the close of the Exchange.

     In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

     We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

     Under certain group Deferred Annuities and group Income Annuities, your employer, the trustee of the Keogh plan (if an allocated Deferred Annuity) or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

  CONFIRMING TRANSACTIONS

     You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

  PROCESSING TRANSACTIONS

     We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interests of the contract holders or the Separate Account, including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.

  BY TELEPHONE OR INTERNET

     You may request a variety of transactions and obtain information by telephone 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

     *  Account Balance

     *  Unit Values

     *  Current rates for the Fixed Interest Account

     *  Transfers

     *  Changes to investment strategies

     *  Changes in the allocation of future purchase payments.

     You may authorize your sales representative to make telephone transactions on your behalf. You must complete our form and we must agree. This does not apply if you have a Keogh Deferred Annuity or Income Annuity.

     Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

     We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

     Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

     We are not responsible or liable for:

     * any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

     * any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

  AFTER YOUR DEATH

     If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

  THIRD PARTY REQUESTS

     Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contracts owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners; including those who engage in market timing transactions.

  VALUATION

     We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

     When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under a Deferred Annuity and transfers under a Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

FINANCIAL STATEMENTS

     The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS

     If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

     If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

     For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

     We may not cancel your Income Annuity.

     We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000, except for the unallocated Keogh

Deferred Annuity. For the unallocated Keogh Deferred Annuity we may cancel the Deferred Annuity if we do not receive purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. If we cancel a Deferred Annuity delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.

                                  INCOME TAXES

     The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax advisor about your circumstances, any recent tax developments and the impact of state income taxation.

     You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular contract. The SAI has additional tax information. Simply stated, income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.

     For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities.

     Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Supplement. Please consult your tax adviser.

     MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

  GENERAL

     Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

     Because these products are intended for retirement, if you make withdrawals before age 59 1/2 you may incur a tax penalty.

     We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

     The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 has made certain changes to qualified plans and IRAs, including:

     * increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

     *  adding "catch-up" contributions for taxpayers age 50 and above; and

     *  adding enhanced portability features.

     You should consult your tax adviser regarding these changes.

     Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increase contribution limits for IRAs and qualified plans) expire after 2010.

  PURCHASE PAYMENTS

     Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

     Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

     There are different annual purchase payments limits for the annuities discussed in this Supplement. Purchase payments in excess of the limits may result in adverse tax consequences.

     Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

  WITHDRAWALS AND INCOME PAYMENTS

     Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax. Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments.

     If certain requirements are met, you may be able to transfer amounts in your contract to another eligible retirement plan or IRA. For PEDC contracts under a Section 457(b) plan of a tax-exempt employer which is not a state or local government, you can only transfer such amounts to another PEDC plan.

     Please consult the section for the type of annuity you purchased to determine if there are restrictions on withdrawals.

  MINIMUM DISTRIBUTION REQUIREMENTS

     Generally, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

     *  The year you turn age 70 1/2 or;

     * Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

     Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.

     It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing a pay-out option.

     If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Please consult your tax adviser.

     Please be advised that new proposed regulations were issued by the Internal Revenue Service regarding required minimum distribution in January 2001. These proposed regulations are generally effective for the 2002 distribution year. The plan participant may elect, however, to compute his or her required distributions for 2001 under these new rules.

  WITHDRAWALS BEFORE AGE 59 1/2

     If you receive a taxable distribution from your contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes. In general this does not apply to PEDC annuities. (However it does apply to distributions from PEDC contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.)

     As indicated in the chart below, some taxable distributions prior to age
59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                                                TYPE OF CONTRACT
                                                              --------------------
                                                              TSA   KEOGH   403(A)
                                                              --------------------
In a series of substantially equal payments made annually
(or more frequently) for life or life expectancy, after you
have separated from service                                    x      x       x
After you die                                                  x      x       x
After you become totally disabled (as defined in the Code)     x      x       x
To pay deductible medical expenses                             x      x       x
After separation from service if you are over age 55 at time
of separation                                                  x      x       x
After December 31, 1999 for IRS levies                         x      x       x

 SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

     If you are considering using the Systematic Withdrawal Program (currently only available for TSA Deferred Annuities) or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

     If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest.

  MANDATORY 20% WITHHOLDING (EXCEPT PEDC)

     We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. This rule does not apply to PEDC contracts under Section 457(b) plans of tax-exempt employers which are not state or local governments. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA, or another eligible retirement plan.

     Generally, an "eligible rollover distribution" is any amount you receive from your contract. However, it does not include distributions that are:

     *  A series of substantially equal payments made at least annually for:

          --   Your life or life expectancy

          --   Both you and your beneficiary's lives or life expectancies

          --   A specified period of 10 years or more

     *  Withdrawals to satisfy minimum distribution requirements

     *  Certain withdrawals on account of financial hardship

     Other exceptions to the definition of eligible rollover distribution may exist.

     For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements.

     You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

  AFTER DEATH

     The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

     If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

     If your spouse is your beneficiary and if your Contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

     If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

TSA ANNUITIES

  GENERAL

     TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

     Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

  WITHDRAWALS

     If you are under 59 1/2, you cannot withdraw money from your contract unless the withdrawal:

     * Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments).

     *  Is directly transferred to other sec.403(b) arrangements;

     *  Relates to amounts that are not salary reduction elective deferrals;

     * Is after you die, leave your job or become disabled (as defined by the Code); or

     * Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

     You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

     See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.

  LOANS

     If your TSA Contract permits contract loans, such loans will be made only from any Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

     The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA Contract and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

     Your Contract will indicate whether Contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

KEOGH ANNUITIES

  GENERAL

     Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans.

     See the general heading under Income Taxes for a brief description of the tax rules for Keogh Annuities.

PEDC

  GENERAL

     PEDC plans are available to state or local governments and certain tax-exempt organizations as described in sec.457(b) and 457(e)(1) of the Code. The plans are not available for churches and qualified church-controlled organizations.

     PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.

     PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

  WITHDRAWALS

     Generally, monies in your Contract can not be "made available" to you until you:

     *  Reach age 70 1/2

     *  Leave your job

     *  Have an unforeseen emergency (as defined by the Code)

     The minimum distribution rules for contracts issued for PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. Consult your tax adviser.

  SPECIAL RULES

     Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

403(a)

  GENERAL

     The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

     See the general heading under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

                      TABLE OF CONTENTS FOR THE STATEMENT
                           OF ADDITIONAL INFORMATION

                                                              PAGE
COVER PAGE..................................................     1
TABLE OF CONTENTS...........................................     1
INDEPENDENT AUDITORS........................................     2
SERVICES....................................................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED
     ANNUITIES AND INCOME ANNUITIES.........................     2
EARLY WITHDRAWAL CHARGE.....................................     2
EXPERIENCE FACTOR...........................................     2
VARIABLE INCOME PAYMENTS....................................     2
INVESTMENT MANAGEMENT FEES..................................     5
PERFORMANCE DATA AND ADVERTISEMENT OF THE SEPARATE
     ACCOUNT................................................     8
VOTING RIGHTS...............................................     9
ERISA.......................................................    10
TAXES.......................................................    11
PERFORMANCE DATA............................................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT................    36
FINANCIAL STATEMENTS OF METLIFE.............................    88

                                    APPENDIX

PREMIUM TAX TABLE

     If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                                                   KEOGH AND          PEDC
                                                   TSA DEFERRED    403(A) DEFERRED    DEFERRED AND
                                                   AND INCOME      AND INCOME         INCOME
                                                   ANNUITIES       ANNUITIES          ANNUITIES(1)
California.......................................  0.5%            0.5%               2.35%
Maine............................................  --              --                 --
Nevada...........................................  --              --                 --
Puerto Rico......................................  1.0%            1.0%               1.0%
South Dakota.....................................  --              --                 --
West Virginia....................................  1.0%            1.0%               1.0%
Wyoming..........................................  --              --                 --

---------------

     (1) Premium tax rates applicable to Deferred and Income Annuities purchased under retirement plans of public employers meeting the requirements of sec.401(a) of the Code are included under the column headed "Keogh Deferred and Income Annuities."

                                  APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

     If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

     If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc.,
         New England Zenith Fund and Met Investors Series Trust

     [ ] Calvert Social Balanced Portfolio

     [ ] American Funds Insurance Series

     [ ] I have changed my address. My current address is:

-----------------------------------------------------
                                                        Name -----------------------------------------------
                  (Contract Number)
                                                        Address --------------------------------------------
-----------------------------------------------------  -----------------------------------------------------
                     (Signature)                                                                         zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                                  U.S. Postage
                                                                      Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15904-2914

                      METROPOLITAN LIFE INSURANCE COMPANY
                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                                PREFERENCE PLUS
                                      AND
                           FINANCIAL FREEDOM ACCOUNT
                     GROUP AND INDIVIDUAL DEFERRED ANNUITY
                          AND INCOME ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION
                               FORM N-4    PART B

                                  May 1, 2002



     This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectuses for Preference Plus and Financial Freedom Account Deferred Annuities and Income Annuities dated May 1, 2002 and should be read in conjunction with the Prospectuses. Copies of the Prospectuses may be obtained from Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, Rhode Island 02893.


     A Statement of Additional Information for the Metropolitan Series Fund, Inc., the New England Zenith Fund (the "Zenith Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series ("American Fund") are attached at the end of this Statement of Additional Information. The Statements of Additional Information for Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio and Fidelity Variable Insurance Products Funds are distributed separately.


     Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the Section entitled "Important Terms You Should Know" of the Prospectuses for Preference Plus Account and Financial Freedom Account Variable Annuity Contracts dated May 1, 2002.

                            ------------------------

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Independent Auditors........................................    2
Services....................................................    2
Distribution of Certificates and Interests in the Deferred
  Annuities and Income Annuities............................    2
Early Withdrawal Charge.....................................    2
Experience Factor...........................................    2
Variable Income Payments....................................    2
Investment Management Fees..................................    5
Performance Data and Advertisement of the Separate
  Account...................................................    8
Voting Rights...............................................    9
ERISA.......................................................   10
Taxes.......................................................   11
Performance Data............................................   22
Financial Statements of the Separate Account................   36
Financial Statements of MetLife.............................   88

INDEPENDENT AUDITORS


     The financial statements of Metropolitan Life Separate Account E and Metropolitan Life Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.


SERVICES

     MetLife has retained FASCorp. to administer some of its group contracts in the capacity of a third party administrator. When MetLife provides administrative services to groups, such services may be provided to a group on a basis more favorable than that otherwise made available to other groups.

DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED ANNUITIES AND INCOME ANNUITIES

     MetLife is both the depositor and the underwriter (issuer) of the annuities.

     The certificates and interests in the Deferred Annuities and Income Annuities are sold through individuals who are licensed life insurance sales representatives of MetLife. MetLife is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and in the case of certain Enhanced Preference Plus and VestMet Deferred Annuities and Income Annuities and Financial Freedom Account Deferred Annuities and Income Annuities by certain qualified employees of MetLife. They may also be sold over the Internet.

     From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisements in their publications or enter into such other arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts of the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.

     The offering of all Deferred Annuities and Income Annuities is continuous. Owners and participants under Deferred Annuities and Income Annuities may not be offered all investment choices. Each contract will indicate those investment choices available under the Deferred Annuity or Income Annuity.

EARLY WITHDRAWAL CHARGE


     The total amount of early withdrawal charges paid to and retained by MetLife for the years ended December 31, 1999, 2000 and 2001 were $11,573,446, $14,675,311 and $15,484,876 respectively.


EXPERIENCE FACTOR

     We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period (described later) to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period not to exceed .000034035 (the daily equivalent of an effective annual rate of 1.25%) for certain Deferred Annuities and for certain other Deferred Annuities .000025905 (the daily equivalent of an effective annual rate of .95%).

VARIABLE INCOME PAYMENTS

     "Variable income payments" include variable income payments made under the various Income Annuities.

ASSUMED INVESTMENT RETURN (AIR)

     The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS

     The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

     The Income Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the contract.

     The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.

     Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the annuitant will not be less than the payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new single payment immediate contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity, the annuitant will be given the benefit of the new rates.

ANNUITY UNIT VALUE

     The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

CALCULATING THE ANNUITY UNIT VALUE

     We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

     To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is ..99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Income Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

     The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

 1. Annuity Unit Value, beginning of period.................  $ 10.20000

 2. "Experience factor" for period..........................    1.023558

 3. Daily adjustment for 4% of Assumed Investment Rate......   .99989255

 4. (2) X (3)...............................................    1.023448

 5. Annuity Unit Value, end of period (1) X (4).............  $ 10.43917

                        ILLUSTRATION OF ANNUITY PAYMENTS
 (ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed


 1. Number of Accumulation Units as of Annuity Date.........      1,500.00

 2. Accumulation Unit Value.................................    $ 11.80000

 3. Accumulation Value of the Deferred Annuity (1) X (2)....    $17,700.00

 4. First monthly income payment per $1,000 of Accumulation
    Value...................................................    $     5.63

 5. First monthly income payment (3) X (4) / 1,000..........    $    99.65

 6. Assume Annuity Unit Value as of Annuity Date equal to
    (see Illustration of Calculation of Annuity Unit Value
    above)..................................................    $ 10.80000

 7. Number of Annuity Units (5) / (6).......................       9.22685

 8. Assume Annuity Unit Value for the second month equal to
    (10 days prior to payment)..............................    $ 10.97000

 9. Second monthly Annuity Payment (7) X (8)................    $   101.22

10. Assume Annuity Unit Value for third month equal to......    $ 10.52684

11. Next monthly Annuity Payment (7) X (10).................    $    97.13


DETERMINING THE VARIABLE INCOME PAYMENT

     Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the investment divisions.

INVESTMENT MANAGEMENT FEES

METLIFE ADVISERS

     Each of the currently available Metropolitan Fund and Zenith Fund Portfolios pays MetLife Advisers, the investment manager of the Metropolitan Fund and Zenith Fund an investment management fee.

     The following table shows the fee schedules for the investment management fees for the Metropolitan Fund as a percentage per annum of the average net assets for each Portfolio:


                                                       INVESTMENT
                                                       MANAGEMENT
                                         AVERAGE           FEE
                                        DAILY NET      SCHEDULE--
            PORTFOLIO                    ASSETS        % PER ANNUM
            ---------               -----------------  -----------
State Street Research Investment    1st $500 Million       .55%
  Trust                             next $500 million      .50%
                                    over $1 billion        .45%
State Street Research Diversified   1st $500 million       .50%
                                    next $500 million      .45%
                                    over $1 billion        .40%
State Street Research               1st $500 million       .75%
  Aggressive Growth                 next $500 million      .70%
                                    over $1 billion        .65%
Putnam Large Cap Growth             1st $500 million       .80%
                                    next $500 million      .75%
                                    over $1 billion        .70%
State Street Research Aurora        1st $500 million       .85%
                                    next $500 million      .80%
                                    over $1 billion        .75%
Putnam International Stock          1st $500 million       .90%
                                    next $500 million      .85%
                                    over $1 billion        .80%
T. Rowe Price Small Cap Growth      1st $100 million       .55%
                                    next $300 million      .50%
                                    over $400 million      .45%
T. Rowe Price Large Cap Growth      1st $50 million        .70%
                                    over $50 million       .60%
Janus Mid Cap                       1st $100 million       .75%
                                    next $400 million      .70%
                                    over $500 million      .65%
Scudder Global Equity               1st $50 million        .90%
                                    next $50 million       .55%
                                    next $400 million      .50%
                                    over $500 million     .475%
Harris Oakmark Large Cap Value      1st $250 million       .75%
                                    over $250 million      .70%



                                                       INVESTMENT
                                                       MANAGEMENT
                                         AVERAGE           FEE
                                        DAILY NET      SCHEDULE--
            PORTFOLIO                    ASSETS        % PER ANNUM
            ---------               -----------------  -----------
Neuberger Berman Partners           1st $100 million       .70%
  Mid Cap Value                     next $250 million     .675%
                                    next $500 million      .65%
                                    next $750 million      625%
                                    over $1.6 billion      .60%
Janus Growth                        1st $500 million       .80%
                                    next $500 million      .75%
                                    over $1 billion        .70%
Franklin Templeton Small Cap        1st $500 million       .90%
  Growth                            over $500 million      .85%
MetLife Stock Index                 All Assets             .25%
Lehman Brothers(R) Aggregate        All Assets             .25%
  Bond Index
Russell 2000(R) Index               All Assets             .25%
Morgan Stanley EAFE(R) Index        All Assets             .30%
MetLife Mid Cap Stock Index         All Assets             .25%
State Street Research Large         1st $250 million       .70%
  Cap Value                         next $500 million      .65%
                                    over $750 million      .60%


     MetLife Advisers pays the following entities for providing services as sub-investment manager of the Metropolitan Fund portfolio(s) indicated:


     SUB-INVESTMENT MANAGER                 PORTFOLIO(S)
     ----------------------                 ------------
Metropolitan Life Insurance       MetLife Stock Index
  Company                         Lehman Brothers(R) Aggregate
                                    Bond Index
                                  Russell 2000(R) Index
                                  Morgan Stanley EAFE(R) Index
                                  MetLife Mid Cap Stock Index
State Street Research &           State Street Research
  Management Company(1)           Diversified
                                  State Street Research
                                  Investment Trust
                                  State Street Research
                                    Aggressive Growth
                                  State Street Research Aurora
                                  State Street Research
                                    Large Cap Value
Putnam Investment Management,     Putnam Large Cap Growth
  Inc.                            Putnam International Stock
Janus Capital Management LLC      Janus Mid Cap
                                  Janus Growth
T. Rowe Price Associates, Inc.    T. Rowe Price Small Cap Growth
                                  T. Rowe Price Large Cap Growth
Zurich Scudder Investments, Inc.  Scudder Global Equity
Harris Associates, L.P.           Harris Oakmark Large Cap Value
Neuberger Berman Management       Neuberger Berman Partners Mid
  Incorporated                      Cap Value
Franklin Advisers, Inc.           Franklin Templeton Small Cap
                                    Growth


------------------
(1) State Street Research & Management Company is one of our subsidiaries.

     The following table shows the fee schedule for the investment management fees for the Zenith Fund as a percentage per annum of the average net assets for each Portfolio.


                                  ANNUAL          AVERAGE DAILY NET
SERIES                        PERCENTAGE RATE     ASSET VALUE LEVELS
------                        ---------------   ----------------------
Loomis Sayles Small Cap         0.90%           the first $500 million
                                0.85%           amounts in excess of
                                                $500 million
Harris Oakmark Focused Value    0.75%           all assets
Davis Venture Value             0.75%           for the first $1
                                                billion and
                                0.70%           for amounts over $1
                                                billion
Salomon Brothers Strategic      0.65%           all assets
  Opportunities Bond
Salomon Brothers U.S.           0.55%           all assets
  Government
MFS Investors Trust             0.75%           all assets
MFS Research Managers           0.75%           all assets
State Street Research Bond      0.40%           first $1 billion
  Income                        0.35%           next $1 billion
                                0.30%           next $1 billion
                                0.25%           over $3 billion
FI Structured Equity            0.70%           for the first $200
                                                million
                                0.65%           for the next $300
                                                million
                                0.60%           for the next $1.5
                                                billion and
                                0.55%           for amounts over $2
                                                billion
FI Mid Cap Opportunities        0.80%           for the first $250
                                                million
                                0.75%           for the next $500
                                                million and
                                0.70%           for amounts over $750
                                                million
State Street Research Money     0.35%           for the first $1
  Market                                        billion
                                0.30%           for the next $1
                                                billion and
                                0.25%           for amounts over $2
                                                billion


     MetLife Advisers pays sub-investment advisory fees to the following entities for providing services to the Zenith Fund Portfolio(s) indicated. These fees are solely the responsibility of MetLife Advisers.


     SUB-INVESTMENT MANAGER               PORTFOLIO(S)
     ----------------------               ------------
Salomon Brothers Asset            Salomon Brothers U.S.
  Management Inc                    Government
                                  Salomon Brothers Strategic
                                    Opportunities Bond
Massachusetts Financial Services  MFS Investors Trust
  Company                         MFS Research Managers
Davis Selected Advisers, L.P.     Davis Venture Value
Harris Associates L.P.            Harris Oakmark Focused Value
Loomis Sayles, & Company, L.P.    Loomis Sayles Small Cap
State Street Research &           State Street Research Bond
  Management Company(1)           Income
                                  State Street Research Money
                                  Market
Fidelity Management & Research    FI Structured Equity
  Company                         FI Mid Cap Opportunities


CALVERT

     The Calvert Social Balanced Portfolio pays Calvert, the Calvert Social Balanced Portfolio's investment adviser, a base monthly investment advisory fee equivalent to an annual rate of 0.425% of the Portfolio's average daily net assets.


     Calvert pays sub-investment advisory fees to Brown Capital Management, Inc. and State Street Global Advisors Funds Management, Inc. These fees are solely the responsibility of Calvert, not of the Calvert Social Balanced Portfolio.


     The Calvert Social Mid Cap Growth Portfolio pays Calvert, the Calvert Social Mid Cap Growth Portfolio's investment advisor, a monthly investment advisory fee equivalent to an annual rate of 0.65% of the Portfolio's average daily net assets.

     Calvert pays sub-investment advisory fees to Brown Capital Management, Inc. These fees are solely the responsibility of Calvert, not of the Calvert Social Mid Cap Growth Portfolio.

FIDELITY


     Fidelity's VIP Equity-Income, VIP Growth, VIP Overseas and VIP Asset Manager Portfolios pay FMR an investment management fee which is the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR (this rate cannot rise above .52%, and it drops as total assets under management increase) and an individual fee of .20% for Fidelity's VIP Equity-Income Portfolio, .30% for Fidelity's VIP Growth Portfolio, .45% for Fidelity's VIP Overseas Portfolio and .25% for Fidelity's VIP Asset Manager Portfolio of the average net assets throughout the month. FMR pays sub-advisory fees to Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc. for Fidelity's VIP Overseas and VIP Asset Manager Portfolios and to Fidelity International Investment Advisors for Fidelity's VIP Overseas Portfolio, but these fees are the sole responsibility of FMR, not the Fidelity VIP Funds. Fidelity's VIP Money Market Portfolio and VIP Investment Grade Bond Portfolio pay FMR an investment management fee which is also the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR and an individual rate. The group fee cannot rise above ..37% and it drops as total assets under management increase, and the individual rate is .03% and .30%, of Fidelity's VIP Money Market and VIP Investment Grade Bond Portfolios' average net assets throughout the month, respectively. In addition to the sum of the group and individual fee rates, Fidelity's VIP Money Market Portfolio's fee may be affected by an income component. If the portfolio's gross yield is 5% or less, the sum of the group and individual fee rate is the management fee. The income-based component is added to the basic fee only when the portfolio's yield is greater than 5%. The income-based fee is 6% of that portion of the portfolio's yield that represents a gross yield of more than 5% per year. The maximum income-based component is .24%. FMR pays a sub-advisory fee to Fidelity Investments Money Management, Inc. (formerly FMR Texas Inc.) for Fidelity's VIP Money Market Portfolio. These fees are paid by FMR, on behalf of the Fidelity VIP Funds.



MET INVESTORS ADVISORY LLC (FORMERLY KNOWN AS MET INVESTORS ADVISORY CORP.)



     Met Investors Advisory LLC, the investment manager of Met Investors Fund, has overall responsibility for the general management and administration of all of Met Investors Fund Portfolios. Met Investors Advisory LLC is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.



     As compensation for its services to the Met Investor Fund Portfolios, Met Investors Advisory LLC receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The investment management fees for each Portfolio are:



         PORTFOLIO                       ADVISORY FEE
         ---------                       ------------
PIMCO Total Return Portfolio  0.50%
PIMCO Innovation Portfolio    1.05%
MFS Mid Cap Growth Portfolio  0.65% of first $150 million of such assets plus
                              0.625% of such assets over $150
                              million up to $300 million plus
                              0.60% of such assets over $300
                              million
MFS Research International    0.80% of first $200 million of
  Portfolio                   such assets plus
                              0.75% of such assets over $200
                              million up to $500 million plus
                              0.70% of such assets over $500
                              million up to $1 billion plus
                              0.65% of such assets over $1
                              billion
Lord Abbett Bond Debenture    0.60%
  Portfolio
Met/AIM Mid Cap Core Equity   0.75%
  Portfolio
Met/AIM Small Cap Growth      0.90%
  Portfolio
State Street Research         0.85%
  Concentrated International
  Portfolio



     Met Investors Advisory LLC pays each Met Investors Fund Portfolio's sub-investment advisers a fee based on the Portfolio's average daily net assets. These fees are solely the responsibility of Met Investors Advisory LLC.



     Massachusetts Financial Services Company is the sub-investment adviser to the MFS Mid Cap Growth and MFS Research International Portfolios. Pacific Investment Management Company LLC is the sub-investment adviser to PIMCO Total Return Portfolio. PIMCO Equity Advisors, a division of Alliang Dresdner Asset Management of America L.P., is the sub-investment adviser to the PIMCO Innovation Portfolio. Lord Abbett & Co. is the sub-investment adviser to the Lord Abbett Bond Debenture Portfolio. State Street Research & Management Company is the sub-investment adviser to the State Street Research Concentrated International Portfolio. AIM Capital Management, Inc. is the sub-investment adviser to the Met/AIM Mid Cap Core Equity and the Met/AIM Small Cap Growth Portfolios.


CAPITAL RESEARCH AND MANAGEMENT COMPANY


     As compensation for its services, the American Funds pays Capital Research and Management Company, the American Fund investment adviser, a monthly fee which is accrued daily, calculated at the annual rate of:

     American Funds Global Small Capitalization Fund: .80% of the first $600 million of net assets, plus 0.74% on net assets in excess of $600 million;

     American Funds Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets in excess of $13.0 billion.

     American Funds Growth-Income Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets in excess of $10.5 billion;


     The Metropolitan Fund, the Zenith Fund, the Calvert Fund, the Fidelity VIP Funds, the Met Investors Fund and the American Fund are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Fund prospectuses are attached at the end of this prospectus. The Calvert Fund's and Fidelity VIP Funds' prospectuses are given out separately to those investors to whom these investment choices are offered. The SAIs are available upon request.


PERFORMANCE DATA AND ADVERTISEMENT OF THE SEPARATE ACCOUNT


     From time to time we advertise the performance of various Separate Account investment divisions. For the money market investment divisions, this performance will be stated in terms of "yield" and "effective yield." For the other investment divisions, this performance will be stated in terms of either yield, "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The yield of the money market investment divisions refers to the income generated by an investment in the investment division over a seven-day period, which will be specified in the advertisement. This income is then annualized, by assuming that the same amount of income is generated each week over a 52 week period, and the total income is shown as a percentage of the investment. The effective yield is similarly calculated; however, when annualized, the earned income in the investment division is assumed to be reinvested. Thus, the effective yield figure will be slightly higher than the yield figure because of the former's compounding effect. Other yield figures quoted in advertisements, that is those other than the money market investment divisions, will refer to the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2 [((a-b)--(c d ) + 1)(6) - 1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. Change in Accumulation Unit Value or Annuity Unit Value refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield, change in Accumulation Unit Value and effective yield figures do not reflect the possible imposition of an early withdrawal charge for the Deferred Annuities and certain Enhanced Deferred Annuities, of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Change in Accumulation Unit Value is expressed by this formula [UV(1)/UV(0) (annualization factor)] - 1, where UV, represents the current unit value and UV(0) represents the prior unit value. The annualization factor can be either (1/number of years) or 365/number of days). Average annual total return differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)(n)=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.



     Enhanced Preference Plus, Enhanced VestMet and Financial Freedom Deferred Annuities and Enhanced Preference Plus and Financial Freedom Account Income Annuities performance figures vary from other Preference Plus and VestMet Deferred Annuities and Income Annuities as a result of reduced Separate Account charges. Performance may be calculated based upon historical performance of the underlying performance portfolios of the Metropolitan Fund, Zenith Fund, Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio, the Fidelity VIP Funds, Met Investors Fund and American Funds and may assume that certain Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.


     Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500(R) Growth Index, the Russell 2000(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000 Growth Index, the Lehman Brothers(R) Aggregate Bond Index, the Lehman Brothers Intermediate Bond Index, the Lehman Brothers(R) Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.

     Performance may be shown for certain investment strategies that are made available under certain Deferred Annuities. The first is the "Equity Generator." Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. The second technique is the "Equalizer(SM)." Under this strategy, once during a specified period (i.e., monthly, quarterly), a transfer is made from the MetLife Stock Index Division or the State Street Research Aggressive Growth Division to the Fixed Interest Account or from the Fixed Interest Account to the MetLife Stock Index Division or State Street Research Aggressive Growth Division in order to make the account and the division equal in value. The third strategy is the "Index Selector(SM)". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index. Divisions and the Fixed Interest Account in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Interest Account back to the current allocation of your choice of one of several asset allocation models: The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

     An "Equity Generator Return," "Aggressive Equity Generator Return," "Equalizer Return," "Aggressive Equalizer Return" or "Index Selector Return" for each asset allocation model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator, Equalizer and Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

VOTING RIGHTS

     In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities or Income Annuities described in the Prospectuses or at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

     Accordingly, you have voting interests under all the Deferred Annuities or Income Annuities described in the Prospectuses. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.


     Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities and Income Annuities described in the Prospectuses) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.



     Qualified retirement plans do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.


     You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or your Income Annuity, in your sole discretion.

     Under the Keogh Deferred Annuities and the Enhanced unallocated Keogh Deferred Annuity, participants may instruct you to give us instructions regarding shares deemed attributable to their respective contributions. Under the Keogh Deferred Annuities and the Enhanced unallocated Keogh Deferred Annuity, we will provide you with the number of copies of voting instruction soliciting materials that you may furnish such materials to participants who may give you voting instructions.

     Under sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefit plans and the TSA Deferred Annuities and Income Annuities under which the Employer retains all rights, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

     You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

DISREGARDING VOTING INSTRUCTIONS


     MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's, Zenith Fund's, Calvert Variable Series', Fidelity VIP Funds', Met Investors Fund's or American Fund's boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.


     In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

ERISA

     If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your

Deferred Annuity or Income Annuity may be subject to your spouse's rights as described below.

     Generally, the spouse must give qualified consent whenever you elect to:

          a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

          b. make certain withdrawals under plans for which a qualified consent is required;

          c. name someone other than the spouse as your beneficiary;

          d. use your accrued benefit as security for a loan exceeding $5,000.

     Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

     If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

TAXES

GENERAL

     Federal tax laws are complex and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant adverse tax consequences and penalties. For details or for advice on how the law applies to your individual circumstances, consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

     In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Deferred Annuities and Income Annuities and Enhanced Deferred Annuities and Enhanced Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.

DEFERRED AND INCOME ANNUITIES

     The following discussion of the tax code provisions for the Deferred and Income Annuities includes the Enhanced Deferred and Enhanced Income Annuities subject to the same tax code provisions (all "Annuities").

     Generally, all contributions under the Deferred Annuities and purchase payments under an Income Annuity will be made on a before tax basis. This does not include contributions under:

-  Non-Qualified and Roth IRA Annuities

     And non-deductible contributions under:

-  IRA and certain other qualified Annuities

     This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. To the extent contributions to your Annuity were not subject to Federal income tax, withdrawals of these contributions will be subject to Federal income taxes. Earnings under your Annuity are generally subject to income tax when distributed. However, "qualified distributions" of earnings from a Roth IRA are not subject to Federal income tax.

     Contributions to Non-Qualified and Roth IRA Annuities, as well as non-deductible contributions to IRA Annuities are made on an "after-tax basis", so that making purchase payments does not reduce the taxes you pay.

     Earnings under the Non-Qualified Annuities and IRA Annuities, are normally not taxed until withdrawn, if you, as the owner, are an individual. Thus, that portion of any withdrawal that represents income is taxed when you receive it, but that portion that represents purchase payments is not, to the extent previously taxed. For Roth IRA Annuities, "qualified distributions" of earnings are not subject to Federal income tax. Withdrawals of contributions are generally not subject to income tax. However, withdrawals from a Roth IRA of previously taxed converted amounts may be subject to a penalty tax if made before age 59 1/2.

     Generally, the Non-Qualified Income Annuities are issued on an "after-tax basis" so that making a purchase payment does not reduce the taxes you pay. That portion of any income payment that represents income is taxed when you receive it, but that portion that represents the purchase payment is a nontaxable return of principal. The IRS has not specifically approved the use of an exclusion ratio or recovery amount with respect to a variable income annuity where transfers are permitted between funding options or between a funding option and a guaranteed interest option. At the present time MetLife intends to report the taxable income payments made to you under general tax principals for variables annuities using an excludable amount for each payment based upon your purchase payment (reduced by any refund or guarantee feature as required by Federal tax law) made to provide the income annuity divided by the expected number of payments. For the Roth IRA Income Annuity, "qualified distributions" of earnings are not subject to tax. Withdrawals of contributions are generally not subject to income tax. However, withdrawals from a Roth IRA of taxable converted amounts may be subject to a penalty tax if made before age 59 1/2.

     Non-Qualified annuities with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, contributions under such annuities will be made on a "before tax" basis and the rules applicable to Keogh plans will apply to such deferred annuities, notwithstanding any provision in the deferred annuities to the contrary. Wherever the terms "Keogh Annuity" or "Keogh plan" appear in this section, the term shall be deemed to include non-qualified deferred annuities with an appropriate endorsement issued to Keogh and corporate plans covering one individual.

     Under some circumstances certain of the Annuities, accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code.


     The taxable portion of a distribution from a Keogh, Enhanced unallocated Keogh, 403(a), TSA Annuity and governmental 457(b) plans to the participant or the participant's spouse (if she/he is the beneficiary) that is an "eligible rollover distribution," as defined in the Code, is subject to 20% mandatory Federal income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of (1) an individual retirement arrangement under sec.408; (2) an eligible qualified plan. An eligible rollover distribution generally is the taxable portion of any distribution from a Keogh, Enhanced unallocated Keogh, 403(a), TSA Annuity or governmental 457(b) plan, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant;
(b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary; (c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required during the participant's lifetime or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in sec.401(k) of the Code for corporations and unincorporated businesses; (f) certain loans treated as distributions under the Code; (g) the cost of life insurance coverage which is includible in the gross income of the plan participant; (h) certain withdrawals on account of financial hardship and (i) any other taxable distributions from any of these plans which are not eligible rollover distributions.



     For certain distributions after December 31, 2001, the otherwise non-taxable portion of the distribution may be an eligible rollover distribution if directly transferred or rolled over to an IRA or if directly transferred to a defined contribution trust which agrees to accept and separately account for it.


     The IRA Annuities accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code. Roth IRA deferred annuities only accept "after-tax" contributions.


     All taxable distributions from Keogh, Enhanced unallocated Keogh, 403(a), TSA Annuities and 457(b) plans that are not eligible rollover distributions and all taxable distributions from IRAs and Non-Qualified Annuities will be subject to Federal income tax withholding, unless the payee elects to have no withholding. The rate of withholding is as determined by the Code and Regulations thereunder at the time of payment. All taxable distributions (that are not eligible rollover distributions) from the PEDC Deferred Annuity will be subject to the same Federal income tax withholding as regular wages.

     Each type of Annuity is subject to various tax limitations. Typically, except for the Non-Qualified Annuities the maximum amount of purchase payment is limited under Federal tax law and there are limitations on how long money can be left under the Annuities before withdrawals must begin. Please be advised that new proposed tax regulations were issued regarding required minimum distributions in January 2001. These proposed rules are generally effective for the 2002 distribution year. Owners of qualified Contracts may elect to apply the new rules for distributions required for the year 2001. A 10% tax penalty applies to certain taxable withdrawals from the Annuity (or in some cases from the plan or arrangement that purchased the Annuity) before you are age 59 1/2. Under a SIMPLE IRA, the tax penalty is increased to 25% for withdrawals during the first two years of an employee's participation in the SIMPLE IRA.

     In general, the purchase of an Income Annuity will meet minimum distribution requirements under the tax law where the payments are non-increasing, made at least annually, and are payable over your lifetime (or a period not exceeding your life expectancy), or over the joint lives of you and the designated beneficiary (or over a period not exceeding the life expectancies of you and the designated beneficiary).

     Under proposed regulations, distributions under an annuity will not be found to be increasing merely because the amount of the payments vary with the investment preference of the underlying assets. It is not clear whether certain payments under an Income Annuity will satisfy minimum distribution rules.

     If you intend to choose an pay-out annuity which is payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax.

     It is not clear whether variable income payments that increase due to the experience of an investment division will be considered non-increasing for purposes of distributions under a PEDC plan.

     The rules for minimum distribution are very complex and you should consult your own tax advisor as to their applicability to the Annuity and the tax consequences of transferring money between investment divisions or between investment divisions and the Fixed Interest Option.

     If your benefit under a plan subject to the Retirement Equity Act (REA) is worth more than $5,000, the Code requires that your Income Annuity protect your spouse if you die before your receive any income payments under the Income Annuity or if you die while income payments are being made. If your Income Annuity is subject to the REA, your spouse has certain rights which may be waived with the written consent of your spouse. Waiving these requirements will cause your initial monthly benefit to increase.

     The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the Federal tax rules on an Annuity-by-Annuity basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.


     The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) has made certain changes to qualified retirement plans and IRAs, including:


     Mincreasing the contribution limits for qualified retirement plans and Traditional and Roth IRAs, starting in 2002.


     Madding "catch-up" contributions for taxpayers age 50 and above; and


     Madding expanded portability and tax-free opportunities.


     Mall changes made by EGTRRA are scheduled to expire after 2010.



     Traditional IRA and Enhanced IRA Annuities. The tax rules outlined in this section for both Traditional IRA and Enhanced IRA Annuities are the same. Annual contributions to all Traditional and Roth IRAs may not exceed the lesser of the deductible amount under Section 219(b)(1)(A) of the Code ($3,000 for 2002-2004, $4,000 for 2005-2007, and $5,000 beginning in 2008 (and indexed for inflation thereafter) or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed in the next paragraph. (Additionally, if you are at least 50 years old, you may make additional contributions of $500 per year through 2005, and $1,000 per year for 2006 and thereafter, provided you have sufficient compensation.) Generally, no contributions are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or transfers from other IRAs or from other tax-favored plans that the Code allows.


     Annual contributions are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2002, if you are an "active participant" in another retirement plan and if your adjusted gross income is $34,000 or less ($54,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is at least $44,000 ($64,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deduction will be phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the nonactive participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount for the year to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.



     Taxable withdrawals (other than tax-free transfers or "rollovers" to other individual retirement arrangements) before age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary; (4) to pay deductible medical expense; (5) to enable certain unemployed persons to pay medical insurance premiums; (6) to pay for qualified higher education expenses; (7) for qualified first time home purchases; or (8) made after December 31, 1999 for IRS levies. If you are under age 59 1/2 and are receiving Systematic Withdrawal Program payments that you intend to qualify as a series of substantially equal periodic payments under sec.72(t) of the Code and thus not subject to the 10% tax penalty, any modifications to your Systematic Withdrawal Program payments before the later of age 59 1/2 or five years after beginning substantially equal periodic payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any Systematic Withdrawal Program payments or make any modifications to your Systematic Withdrawal Program payments.


     If you made both deductible and non-deductible contributions, a partial withdrawal will be treated as a pro rata withdrawal of both, based on all of your IRAs (not just the IRA Annuities). The portion of the withdrawal attributable to non-deductible contributions (but not the earnings on them) is a nontaxable return of principal, which is not subject to the 10% tax penalty. You must keep track of which contributions were deductible and which weren't, and make annual reports to the IRS if non-deductible contributions were made.


     Withdrawals may be transferred to another IRA without Federal tax consequences if Code requirements are met. Your Traditional or Roth IRA Annuity is not forfeitable and you may not transfer it, assign it or pledge it as collateral for a loan.


     Your entire interest in the Deferred Annuity must be withdrawn or begun to be withdrawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Specific rules apply to the timing and calculation of these withdrawals. Other rules apply to how rapidly withdrawals must be made after your death. Generally, when you die, we must make payments of your entire remaining interest over a period and in a manner as allowed by the Code and applicable regulations. If your spouse is your beneficiary, and, if your Annuity permits, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If your sole beneficiary is your spouse, he or she may elect to continue the Deferred Annuity as his or her own IRA Deferred Annuity after your death. The IRS allows you to aggregate the amount required to be withdrawn from each individual retirement arrangement you own and to withdraw this amount in total from any one or more of the individual retirement arrangements you own. Required minimum distribution proposed regulations were amended in January 2001. You have the option to satisfy either the pre-2001 or post-2000 rules for any distribution attributable to the 2001 tax year. Please consult your tax advisor if you intend to take a distribution from your contract during 2001.

     If you satisfy certain requirements, you can change your Traditional IRA contribution to a Roth IRA if you "recharacterize" your contribution before you file your income tax return (including filing extensions).


     Roth IRA Annuities. Annual contributions to all Traditional and Roth IRAs may not exceed the lesser of the deductible amount under Section 219(b)(1)(A) of the Code ($3,000 for 2002-2004, $4,000 for 2005-2007, and $5,000 beginning in
2008, (indexed for inflation thereafter) or 100% of your "compensation." You can contributed up to the annual contribution limit to a Roth IRA if your adjusted gross income is not in excess of $95,000 ($150,000 for married couples filing jointly). The contribution limits to a Roth IRA are phased out ratably for individuals with income between $95,000 and $110,000 and for married couples filing jointly with in-come between $150,000 and $160,000; and for married couples filing separately between $0 and $10,000. Annual contributions to all IRAs, including Roth IRAs, may not exceed the lesser of the amount under 219(b)(1)(A) or 100% of your "compensation" as defined by the Code, except for "spousal IRAs." (Additionally, if you are at least 50 years old; you may make additional contributions of $500 per year through 2005, and $1,000 per year for 2006 and thereafter.) These limits on annual contributions do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from an existing IRA to a Roth IRA. You may make contributions to a Roth IRA after age 70 1/2. Excess contributions are subject to a 6% excess contribution tax penalty, unless such contributions are withdrawn under rules specified in the Code.



     You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert. If you are married but file separately, you may not convert a non-Roth IRA into a Roth IRA.



     Except to the extent you have non-deductible IRA contributions, the amount converted from a non-Roth IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed below.)



     Distributions from a Roth IRA are made first from contributions and then from earnings. Generally, withdrawals from contributions are not subject to tax. However, withdrawals of previously taxed converted amounts prior to age 59 1/2 and made within five taxable years from such conversion will be subject to the 10% premature penalty tax (unless you meet an exception).


     Withdrawals of earnings will not be subject to Federal income tax if they are "qualified distributions." In order to be a qualified distribution, the withdrawal must be: (a) made at least five taxable years from the year you established a Roth IRA, and (b) made after age 59 1/2, or for death, disability, or a first-time home purchase (up to $10,000). (Please consult your tax advisor regarding the state income tax treatment of your withdrawal.)

     The withdrawal of earnings not meeting the foregoing requirements will be subject to income tax and possibly the 10% premature tax penalty.

     Mandatory minimum distribution rules do not apply while you are alive. Generally, when you die, we must make payment of your entire remaining interest within five years of the year in which you died or begin payments over a period and in a manner allowed by the Code to your beneficiary over his/her lifetime or over a period not beyond your beneficiary's life or life expectancy starting by December 31 of the year following the year in which you die. (Certain exceptions exist for spouses.)

     You should consult your tax advisor regarding the tax treatment of Roth IRAs and the appropriateness of the Roth IRA to your particular situation. For the Roth IRA Income Annuity, the Code requires any remaining payment be made to your beneficiary within five years of the year in which you died or over a period not exceeding your beneficiary's life or life expectancy. Therefore, if you choose a Roth IRA Income Annuity that has a period certain (e.g., an income annuity for life with a ten year term certain), the period certain should not exceed the greater of five years or the life expectancy of your beneficiary. (Subsequent changes to your beneficiary after choosing a Roth IRA Income Annuity may cause you to be in violation of this rule.)

     If you satisfy certain requirements, you can change your Traditional IRA contribution to a Roth IRA if you "recharacterize" your contribution before you file your income tax return (including filing extensions).

     SEP Annuities. Partners and sole proprietors may make purchase payments under SEPs for themselves and their employees, and corporations may make purchase payments under SEPs for their employees. Complex rules apply to which employees or other persons must be allowed to participate, and what contributions may be made for each of them. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made (under these SEP rules), your SEP generally operates as if it were an IRA purchased by you under the IRA rules discussed above. An employer is not permitted to establish a salary reduction SEP plan ("SARSEP") after December 31, 1996. However, you may make contributions, in accordance with your plan's provisions, to your existing SARSEP contract if your employer's SARSEP plan was established prior to January 1, 1997.


     SIMPLE IRAs. If an employer has no more than 100 employees (who earn at least $5,000) and the SIMPLE IRA is the exclusive tax-qualified plan of the employer, employees may make contributions on a before-tax basis of up to the amounts set forth below and the employer must generally match employee contributions dollar-for-dollar up to 3% of compensation. Under certain circumstances, the employer can elect to make a lesser matching contribution or make a contribution equal to 2% of compensation for all eligible employees. SIMPLE IRAs are exempt from complex nondiscrimination, top-heavy and reporting rules. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made under these SIMPLE IRA rules, your SIMPLE IRA generally operates as if it were an IRA purchased by you under the IRA rules discussed above. (However, the tax penalty for early withdrawals is generally increased for withdrawals within the first two years of an employee's participating in the SIMPLE IRA.)


     Eligibility and Contributions. To be eligible to establish a SIMPLE IRA plan, your employer must have no more than 100 employees and the SIMPLE IRA plan must be the only tax qualified retirement plan maintained by your employer. Many of the same tax rules that apply to Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers differ as explained below.



     If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.



     Note: The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increased the maximum annual contribution limits for SIMPLE IRA's and added an additional "catch-up" provision for taxpayers age 50 and above. For 2002, the maximum annual contribution limit will increase to $7,000.00 and participants 50 or older may contribute an additional $500.00. The table below shows the deductible amount for each year including the increase in the deductible amount for the 50+ catch-up, as provided under EGTRRA. The contribution limits in excess of $6,000 as provided under EGTRRA are set to return to the pre-EGTRRA limits after 2010 unless further action is taken by Congress.



                     CONTRIBUTION LIMIT       LIMIT FOR
   FOR TAX YEARS        FOR TAXPAYERS       TAXPAYERS AGE
   BEGINNING IN         UNDER AGE 50         50 AND OLDER
-------------------  -------------------   ----------------
2002                       $ 7,000             $ 7,500
2003                         8,000               9,000
2004                         9,000              10,500
2005                        10,000              12,000
2006 and thereafter         10,000              12,500



     Note: the Contribution limit above will be adjusted for inflation in years after 2006.



     These contributions, not including the age 50+ catch up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402(g) of the Internal Revenue Code as shown below:



    FOR TAXABLE YEARS
BEGINNING IN CALENDAR YEAR   APPLICABLE DOLLAR LIMIT
--------------------------   -----------------------
2002                                 $11,000
2003                                  12,000
2004                                  13,000
2005                                  14,000
2006 and thereafter                   15,000



     You may also make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.



     You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.



     Rollovers. Tax-free rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.



     In order to be a tax-free rollover from your SIMPLE IRA, the money must generally be transferred into the new SIMPLE IRA (or Traditional IRA after two years) within 60 days of the distribution.



     The rollover is "tax-free" in that no income tax will be due on account of the distribution or transfer. The funds rolled over, in addition to any annual contributions made to the new IRA and any earnings thereon are ultimately taxed when they are distributed from the new IRA.


     PEDC Annuity. PEDC plans are available to State or local governments and certain tax-exempt organizations as described in sec.457 of the Code. These plans, which must meet the requirements of sec.457(b), provided certain tax deferral benefits to employees and independent contractors. These plans are not available to churches and qualified church-controlled organizations. A PEDC plan maintained by a State or local government must be held in trust (or custodial account or annuity contract) for the exclusive benefit of plan participants and their beneficiaries. Plan benefit deferrals, contributions and all income attributable to such amounts under PEDC plans, other than those maintained by a State or local government as described above, are (until made available to the participant or other beneficiary) solely the property of the employer, subject to the claims of the employer's general creditors.

     The compensation amounts that may be deferred under a PEDC plan may not exceed certain deferral limits established under the Federal tax law. In addition, contributions to other plans may reduce the deferral limit even further.

     Under the plan, amounts will not be made available to participants or beneficiaries until the earliest of (1) the calendar year in which the participant reaches age 70 1/2, (2) when the participant separates from service with the employer, or (3) when the participant is faced with an unforeseeable emergency as described in the income tax regulations. Amounts will not be treated as "made available" under these rules if (i) an election to defer commencement of a distribution is made by the participant and such election meets certain requirements, or (ii) the total amount payable is $5,000 or less and certain other requirements are met.


     Withdrawals must conform to the complex minimum distribution requirements of the Code, including the requirement that distributions must generally begin no later than April 1 of the calendar year following the later of: the year in which the participant attains age 70 1/2 or, to the extent permitted under your plan or contract, the year the participant retires.


     Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986 and which then provided for deferral of fixed amounts or amounts determined by a fixed formula).

     403(a) Annuities. The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

     The Code limits the amount of contributions and distributions that may be made under 403(a) plans. Taxable withdrawals before age 59 1/2 may be subject to a 10% tax penalty. Any amounts distributed under the 403(a) Annuities are generally taxed according to the rules described under sec.72 of the Code. Under rules similar to those described later for TSAs, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, withdrawals of your entire interest under the Annuity must be made or begun to be made no later than the April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or contract, the year you retire. Also, when you die, the entire remaining interest in the plan generally must be paid over a period and in a manner as allowed by the Code and regulations. The minimum distribution rules for 403(a) Annuities are similar to those rules summarized for TSAs.


     If your benefit under the 403(a) plan is worth more than $5,000, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Designating a beneficiary other than your spouse is considered a waiver. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.



     Keogh Annuities and Enhanced Unallocated Keogh Annuity. Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. Complex rules apply to the establishment and operation of such plans, including the amounts that may be contributed under them. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.


     Taxable withdrawals before age 59 1/2 are subject to a 10% tax penalty (this does not apply to the return of any non-deductible purchase payments). This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary where such payments begin after separation from service; (4) made to you after you separate from service with your employer after age 55; or (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions).

     Under rules similar to those described later for TSAs, for taxable years after 1996, if you do not have a 5% or more ownership interest in your Employer, withdrawals of your entire interest under the deferred annuities must be made or begun to be made beginning no later than the April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or deferred annuities, the year you retire. Also, when you die, the entire remaining interest in the Deferred Annuity generally must be paid over a period and in a manner allowed by the Code and regulations.

     If your benefit under the Keogh plan is worth more than $5,000, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Designating a beneficiary other than your spouse is considered a waiver. Waiving these requirements may cause your monthly benefit to increase during your lifetime.


     Non-Qualified deferred annuities with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, the rules applicable to Keogh plans as outlined above will apply to such deferred annuities, notwithstanding any provision in the deferred annuities to the contrary.



     TSA Annuities. These fall under sec.403(b) of the Code that provides certain tax benefits to eligible em-ployees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.


     Except for the TSA Annuity under which the employer retains all rights on behalf of participants, your employer buys the Annuity for you although you, as the participant, then own it. The Code limits the amount of purchase payments that can be made. Purchase payments over this amount may be subject to adverse tax consequences. Special rules apply to the withdrawal of excess contributions. Withdrawals before age 59 1/2 are prohibited except for (a) amounts contributed to or earned under your sec.403(b) arrangement before January 1, 1989 that were either paid into or earned under the Annuity or later transferred to it in a manner satisfying applicable Code requirements (withdrawals are deemed to come first from pre-1989 money that is not subject to these restrictions, until all of such money is withdrawn); (b) tax-free transfers to other sec.403(b) funding vehicles or any other withdrawals that are not "distributions" under the Code;
(c) amounts that are not attributable to salary reduction elective deferral contributions (i.e., generally amounts not attributable to a participant's pre-tax contributions and their earnings); (d) after a participant dies, separates from service or becomes disabled (as defined in Code); (e) in the case of financial hardship (as defined in the Code) but only purchase payments may be withdrawn for hardship, not earnings; or (f) under any other circumstances as the Code allows. Special withdrawal restrictions under sec.403(b)(7)(A)(ii) of the Code apply to amounts that had once been invested in mutual funds custodial arrangements even after such amounts are transferred to a Annuity.

     Taxable withdrawals (other than tax-free transfers) that are allowed before age 59 1/2 are subject to an additional 10% tax penalty on the taxable portion of the withdrawal. This penalty does not apply to withdrawals (1) paid to a beneficiary or participant's estate after the participant's death; (2) due to permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of the participant or the participant and another person named by the participant where such payments begin after separation from service; (4) made to the participant after the participant separates from service with the employer after age 55; (5) made to the participant on account of deductible medical expenses (whether or not the participant actually itemizes deductions); (6) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse); (7) of excess matching employer contributions made to eliminate discrimination under the Code; (8) timely made to reduce an elective deferral as allowed by the Code; or (9) after December 31, 1999 for IRS levies. If you are under age 59 1/2 and are receiving Systematic Withdrawal Program payments that you intend to qualify as a series of substantially equal periodic payments under sec.72(t) of the Code and thus not be subject to the 10% tax penalty, any modifications to your Systematic Withdrawal Program payments before the later of age 59 1/2 or five years after beginning Systematic Withdrawal Program payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any Systematic Withdrawal Program payments or make any modifications to your Systematic Withdrawal Program payment.


     Withdrawals may be transferred to another sec.403(b) funding vehicle or (for eligible rollover distributions) to another eligible qualified retirement plan or IRA without Federal tax consequences if Code requirements are met. The Annuity is not forfeitable and may not be transferred. Generally, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, your entire interest in the Annuity must be withdrawn or begun to be withdrawn by April 1 of the calendar year following the later of: the year in which the participant reaches age 70 1/2 or, to the extent permitted under your plan or contract, the year in which the participant retires. A tax penalty of 50% applies to withdrawals which should have been made but were not. Specific rules apply to the timing and calculation of these withdrawals. Other rules apply to how rapidly withdrawals must be made after the participant's death. Generally, when the participant dies, we must make payment of your entire remaining interest under the Annuity over a period and in a manner allowed by the Code and regulations. If the participant's spouse is the beneficiary, payments may be made over the spouse's lifetime or over a period not beyond the spouse's life expectancy starting by December 31 of the year in which the participant would have reached age 70 1/2. If the Annuity is subject to the Retirement Equity Act because it is part of a plan subject to ERISA, the participant's spouse has certain rights which may be waived with the written consent of the spouse. The IRS allows you to aggregate the amount to be withdrawn from each TSA Annuity you own and to withdraw this amount in total from any one or more of the TSA Deferred Annuities you own.


     Non-Qualified Annuity for sec.457(f) Deferred Compensation Plans. These are deferred compensation agreements generally for a select group of management or highly compensated employees and individual independent contractors employed or engaged by State or local governments or non-church tax-exempt organizations. In this arrangement, the tax-exempt organizations. In this arrangement the tax-exempt entity (e.g., a hospital) deposits your deferred compensation amounts and earnings credited to these amounts into a trust, which at all times is subject to the claims of the employer's bankruptcy and insolvency creditors. The trust owns a

Non-Qualified Annuity which may be subject to the Non-Qualified Annuity rules described below. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Deferred Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Annuity. You can defer taxation of compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.

     Any amount made available under the plan to you or your beneficiary is generally taxed according to the annuity rules under sec.72. Thus, when deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio." Certain distributions made before you are age 59 1/2 may be subject to a 10% tax penalty. It is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the Internal Revenue Service and courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own tax advisor to clarify this issue.

     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a sec.457(f) deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for sec.457(f) Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.457. MetLife consulted special tax counsel regarding the major Federal tax issues under sec.457. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Deferred Annuity.

     Non-Qualified Annuity for sec.451 Deferred Fee Arrangements. Under a sec.451 deferred fee arrangement, a third party which is tax-exempt entity (e.g., a hospital) enters into a deferred fee arrangement with a taxable entity, the employer, that provides services to the third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management or highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and, when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the provisions of sec.451, enables the taxable entity to defer compensation until the year in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant-employees of its deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends.

     A trust established by the tax-exempt entity will own a Non-Qualified Annuity which may be subject to taxation rules as described below under Non-Qualified Annuities. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these payments made under the plan.

     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a sec.451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for sec.451 Deferred Fee Arrangements, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.451. This advice from such counsel has not been updated to reflect changes, if any in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity.

     Non-Qualified Annuity for sec.451 Deferred Compensation Plans. Under a sec.451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income such amount is to be properly accounted for in a different period. Participants should consult their own tax advisors for information on the tax treatment of these payments.

     A sec.451 plan could be sponsored by either a taxable entity or certain tax-exempt entities which meet the "grandfather" requirements described below. Taxable entities would be able to deduct as compensation the amounts included in income by the participant of the deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to, sec.451 rather than sec.457 should apply to their deferred compensation plans. Tax-exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.

     A trust established by either the taxable or the grandfathered tax-exempt entity would own a Non-Qualified Deferred Annuity which may be subject to taxation rules as described later under "Non-Qualified Annuities". Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Deferred Annuity will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the Deferred Annuity.

     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a sec.451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for sec.451 Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity.

     Non-Qualified Annuity for sec.457(e)(11) Severance and Death Benefit
Plans. These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts, which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and insolvency creditors. As the owner of a Non-Qualified Annuity, the trust may be subject to the rules described below under Non-Qualified Annuities. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the Deferred Annuity.

     The Federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in sec.457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and "bona-fide death benefit" plan, sec.451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the method of accounting you use in computing taxable income such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and "bona-fide death benefit" plan, your deferral amounts will be subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.

     Special Tax Considerations for Non-Qualified Annuity for sec.457(e)(11) Severance and Death Benefit Plans. There is a considerable risk that this arrangement may not qualify as a "bona-fide severance pay" plan under sec.457(e)(11), the applicable section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections and under Department of Labor regulations issued under the Employee Retirement Income Security Act of 1974. In connection with the sale of the Non-Qualified Annuity for Section 457(e)(11) Severance and Death Benefit Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.457. Subsequently, the United States Court of Appeals for the Federal Circuit indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement would not qualify as a valid severance pay plan. While this decision addresses severance pay plans in a different Code context, it is probable that a court would consider it in determining the tax consequences of this arrangement. This advice received from such counsel has not been updated to reflect this decision or other changes in the law, and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity. You should consult with your own tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

     Non-Qualified Annuities. The tax rules outlined in this section for both non-Qualified and Enhanced Non-Qualified Annuities are the same. No limits apply under the Code to the amount of purchase payments that you may make. Tax on income earned under the Annuities is generally deferred until it is withdrawn only if you as owner of the Annuity are an individual (or are treatable as a natural person under certain other circumstances specified by the Code). The following discussion assumes that this is the case.

     Non-Qualified and Enhanced Non-Qualified Income Annuities. The following discussion assumes that you are an individual (or are treated as a natural person under certain other circumstances specified by the Code). Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell the purchaser of an Income Annuity what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

  Diversification

     In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contract.

  Changes to tax rules and interpretations

     Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

-  Possible taxation of transfers between investment divisions.

- Possible taxation as if you were the owner of your portion of the Separate Account's assets.

- Possible limits on the number of funding options available or the frequency of transfers among them.

     Any withdrawal is generally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus a nontaxable return of principal) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

     Taxable withdrawals (other than tax-free exchanges to other non-qualified deferred annuities) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.

     Your Non-Qualified Deferred Annuity may be exchanged for another non-qualified deferred annuity without incurring Federal income taxes if Code requirements are met. Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age, e.g., 85 or older. If you die before the payments under an income annuity begins, we must make payment of your entire interest under the Annuity within five years of your death or begin payments under an income annuity allowed by the Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Non-Qualified Annuity, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used at the time of your death in accordance with the income type selected.

     The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

                                PERFORMANCE DATA



 FOR THE PERIOD JANUARY 1, 2001 TO DECEMBER 31, 2001--PREFERENCE PLUS DEFERRED
                                   ANNUITIES


                          (10% FREE CORRIDOR VERSION)



                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
State Street Research Investment Trust Division.............     -18.04%          -24.46%
State Street Research Income Division.......................       7.03%            0.78%
State Street Research Diversified Division..................      -7.49%          -13.84%
State Street Research Aggressive Growth Division............     -24.70%          -31.18%
MetLife Stock Index Division................................     -13.25%          -19.64%
Putnam International Stock Division.........................     -21.57%          -28.02%
Calvert Social Balanced Division............................      -8.11%          -14.47%
Janus Mid Cap Division......................................     -38.12%          -44.68%
Loomis Sayles High Yield Bond Division......................      -2.56%           -8.88%
T. Rowe Price Small Cap Growth Division.....................     -10.19%          -16.56%
Scudder Global Equity Division..............................     -17.15%          -23.57%
Harris Oakmark Large Cap Value Division.....................      16.94%           10.75%
Lehman Brothers(R) Aggregate Bond Index Division............       6.08%           -0.17%
Morgan Stanley EAFE(R) Index Division.......................     -22.76%          -29.21%
Neuberger Berman Partners Mid Cap Value Division............      -3.68%          -10.00%
Russell 2000(R) Index Division..............................      -0.41%           -6.72%
T. Rowe Price Large Cap Growth Division.....................     -11.03%          -17.40%
Davis Venture Value Division................................     -12.24%          -18.63%
Putnam Large Cap Growth Division............................     -31.63%          -38.15%
MetLife Mid Cap Stock Index Division........................      -2.45%           -8.77%
Loomis Sayles Small Cap Division............................      -9.95%          -16.32%
State Street Research Aurora Small Cap Value Division.......      14.53%            8.33%



 FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 2001--PREFERENCE PLUS DEFERRED
                                   ANNUITIES


                          (10% FREE CORRIDOR VERSION)



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     42.70%           7.37%            6.98%
State Street Research Income Division.......................     33.00%           5.87%            5.45%
State Street Research Diversified Division..................     39.47%           6.88%            6.48%
State Street Research Aggressive Growth Division............      6.93%           1.35%            0.84%
MetLife Stock Index Division................................     53.23%           8.91%            8.55%
Putnam International Stock Division.........................     -6.52%          -1.34%           -1.92%
Calvert Social Balanced Division............................     32.75%           5.83%            5.41%



 FOR THE PERIOD JANUARY 1, 1992 TO DECEMBER 31, 2001--PREFERENCE PLUS DEFERRED
                                   ANNUITIES


                          (10% FREE CORRIDOR VERSION)



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION       AVERAGE
                                                              ACCUMULATION     UNIT VALUE         ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------     ------------
State Street Research Investment Trust Division.............     169.45%         10.42%           10.42%
State Street Research Income Division.......................      78.41%          5.96%            5.96%
State Street Research Diversified Division..................     128.19%          8.60%            8.60%
State Street Research Aggressive Growth Division............      86.13%          6.41%            6.41%
MetLife Stock Index Division................................     187.80%         11.15%           11.15%
Putnam International Stock Division.........................      21.30%          1.95%            1.95%
Calvert Social Balanced Division............................     104.96%          7.44%            7.44%

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 2001--PREFERENCE PLUS DEFERRED
                                   ANNUITIES


                          (10% FREE CORRIDOR VERSION)



                                                                                    CHANGE IN
                                                                    CHANGE IN      ACCUMULATION
                                                     INCEPTION     ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                        DATE        UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                     ----------    ------------    ------------    --------------
Janus Mid Cap Division.............................  03/03/1997        59.08%          10.09%             9.72%
Loomis Sayles High Yield Bond Division.............  03/03/1997         6.49%           1.31%             0.78%
T. Rowe Price Small Cap Growth Division............  03/03/1997        22.49%           4.29%             3.82%
Scudder Global Equity Division.....................  03/03/1997        23.69%           4.50%             4.04%
Harris Oakmark Large Cap Value Division............  11/09/1998        15.98%           4.83%             3.81%
Lehman Brothers Aggregate Bond Index Division......  11/09/1998        15.08%           4.57%             3.54%
Morgan Stanley EAFE(R) Index Division..............  11/09/1998       -13.10%          -4.37%            -5.66%
Neuberger Berman Partners Mid Cap Value Division...  11/09/1998        51.96%          14.24%            13.42%
Russell 2000(R) Index Division.....................  11/09/1998        20.78%           6.19%             5.20%
T. Rowe Price Large Cap Growth Division............  11/09/1998        16.19%           4.89%             3.86%
Davis Venture Value Division.......................  07/05/2000       -10.49%          -7.17%           -11.01%
Putnam Large Cap Growth Division...................  07/05/2000       -49.57%         -36.85%           -41.73%
MetLife Mid Cap Stock Index Division...............  07/05/2000         3.60%           2.40%            -1.20%
Loomis Sayles Small Cap Division...................  07/05/2000       -10.85%          -7.42%           -11.27%
State Street Research Aurora Small Cap Value
  Division.........................................  07/05/2000        40.27%          25.51%            22.39%
Franklin Templeton Small Cap Growth Division.......  05/01/2001        -8.12%         -11.90%           -18.28%*
Salomon Brothers U.S. Government Division..........  05/01/2001         2.37%           3.57%            -2.70%*
PIMCO Total Return Division........................  05/01/2001         3.64%           5.50%            -0.76%*
Salomon Brothers Strategic Bond Opportunities
  Division.........................................  05/01/2001         1.98%           2.98%            -3.29%*
American Funds Growth-Income Division..............  05/01/2001        -2.23%          -3.32%            -9.65%*
MFS Investors Trust Division.......................  05/01/2001        -7.55%         -11.08%           -17.45%*
MFS Research Managers Division.....................  05/01/2001       -10.30%         -15.01%           -21.42%*
American Funds Growth Division.....................  05/01/2001       -10.17%         -14.83%           -21.24%*
Janus Growth Division..............................  05/01/2001       -15.58%         -22.40%           -28.86%*
Harris Oakmark Mid Cap Value Division..............  05/01/2001         7.77%          11.85%             5.64%*
MFS Mid Cap Growth Division........................  05/01/2001       -10.78%         -15.70%           -22.11%*
PIMCO Innovation Division..........................  05/01/2001       -17.93%         -25.60%           -32.08%*
MFS Research International Division................  05/01/2001        -8.67%         -12.70%           -19.09%*
American Funds Global Small Capitalization
  Division.........................................  05/01/2001        -5.99%          -8.83%           -15.19%*



*These figures were not annualized since the funds were less than one year old.

      FOR THE PERIOD JANUARY 1, 2001 TO DECEMBER 31, 2001--PREFERENCE PLUS


                          (20% FREE CORRIDOR VERSION)



                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
State Street Research Investment Trust Division.............     -18.04%          -23.89%
State Street Research Income Division.......................       7.03%            1.53%
State Street Research Diversified Division..................      -7.49%          -13.19%
State Street Research Aggressive Growth Division............     -24.70%          -30.65%
MetLife Stock Index Division................................     -13.25%          -19.04%
Putnam International Stock Division (formerly Santander)....     -21.57%          -27.47%
Janus Mid Cap Division......................................     -38.12%          -44.25%
Loomis Sayles High Yield Bond Division......................      -2.56%           -8.20%
T. Rowe Price Small Cap Growth Division.....................     -10.19%          -15.93%
Scudder Global Equity Division..............................     -17.15%          -22.99%
Harris Oakmark Large Cap Value Division.....................      16.94%           11.57%
Lehman Brothers Aggregate Bond Index Division...............       6.08%            0.57%
Morgan Stanley EAFE Index Division..........................     -22.76%          -28.67%
Neuberger Berman Partners Mid Cap Value Division............      -3.68%           -9.33%
Russell 2000 Index Division.................................      -0.41%           -6.02%
T. Rowe Price Large Cap Growth Division.....................     -11.03%          -16.78%
Davis Venture Value Division................................     -12.24%          -18.02%
Putnam Large Cap Growth Division............................     -31.63%          -37.67%
MetLife Mid Cap Stock Index Division........................      -2.45%           -8.08%
Loomis Sayles Small Cap Division............................      -9.95%          -15.69%
State Street Research Aurora Small Cap Value Division.......      14.53%            9.13%



      FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 2001--PREFERENCE PLUS


                          (20% FREE CORRIDOR VERSION)



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     42.70%           7.37%            7.04%
State Street Research Income Division.......................     33.00%           5.87%            5.51%
State Street Research Diversified Division..................     39.47%           6.88%            6.55%
State Street Research Aggressive Growth Division............      6.93%           1.35%            0.90%
MetLife Stock Index Division................................     53.23%           8.91%            8.61%
Putnam International Stock Division (formerly Santander)....     -6.52%          -1.34%           -1.86%



      FOR THE PERIOD JANUARY 1, 1992 TO DECEMBER 31, 2001--PREFERENCE PLUS


                          (20% FREE CORRIDOR VERSION)



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     169.45%         10.42%           10.42%
State Street Research Income Division.......................      78.41%          5.96%            5.96%
State Street Research Diversified Division..................     128.19%          8.60%            8.60%
State Street Research Aggressive Growth Division............      86.13%          6.41%            6.41%
MetLife Stock Index Division................................     187.80%         11.15%           11.15%
Putnam International Stock Division.........................      21.30%          1.95%            1.95%

         FOR THE PERIOD INCEPTION TO DECEMBER 31, 2001--PREFERENCE PLUS


                          (20% FREE CORRIDOR VERSION)



                                                                                    CHANGE IN
                                                                    CHANGE IN      ACCUMULATION
                                                     INCEPTION     ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                        DATE        UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                     ----------    ------------    ------------    --------------
Janus Mid Cap Division.............................  03/03/1997        59.08%          10.09%            9.79%
Loomis Sayles High Yield Bond Division.............  03/03/1997         6.49%           1.31%            0.84%
T. Rowe Price Small Cap Growth Division............  03/03/1997        22.49%           4.29%            3.89%
Scudder Global Equity Division.....................  03/03/1997        23.69%           4.50%            4.10%
Harris Oakmark Large Cap Value Division............  11/09/1998        15.98%           4.83%            3.94%
Lehman Brothers Aggregate Bond Index Division......  11/09/1998        15.08%           4.57%            3.68%
Morgan Stanley EAFE(R) Index Division..............  11/09/1998       -13.10%          -4.37%           -5.54%
Neuberger Berman Partners Mid Cap Value Division...  11/09/1998        51.96%          14.24%           13.57%
Russell 2000(R) Index Division.....................  11/09/1998        20.78%           6.19%            5.34%
T. Rowe Price Large Cap Growth Division............  11/09/1998        16.19%           4.89%            4.00%
Davis Venture Value Division.......................  07/05/2000       -10.49%          -7.17%          -10.63%
Putnam Large Cap Growth Division...................  07/05/2000       -49.57%         -36.85%          -41.47%
MetLife Mid Cap Stock Index Division...............  07/05/2000         3.60%           2.40%           -0.78%
Loomis Sayles Small Cap Division...................  07/05/2000       -10.85%          -7.42%          -10.89%
State Street Research Aurora Small Cap Value
  Division.........................................  07/05/2000        40.27%          25.51%           22.90%
Franklin Templeton Small Cap Growth Division.......  05/01/2001        -8.12%         -11.90%          -17.67%
Salomon Brothers U.S. Government Division..........  05/01/2001         2.37%           3.57%           -1.98%
PIMCO Total Return Division........................  05/01/2001         3.64%           5.50%           -0.02%
Salomon Brothers Strategic Bond Opportunities
  Division.........................................  05/01/2001         1.98%           2.98%           -2.57%
American Funds Growth-Income Division..............  05/01/2001        -2.23%          -3.32%           -8.97%
MFS Investors Trust Division.......................  05/01/2001        -7.55%         -11.08%          -16.83%
MFS Research Managers Division.....................  05/01/2001       -10.30%         -15.01%          -20.82%
American Funds Growth Division.....................  05/01/2001       -10.17%         -14.83%          -20.64%
Janus Growth Division..............................  05/01/2001       -15.58%         -22.40%          -28.31%
Harris Oakmark Mid Cap Value Division..............  05/01/2001         7.77%          11.85%            6.42%
MFS Mid Cap Growth Division........................  05/01/2001       -10.78%         -15.70%          -21.52%
PIMCO Innovation Division..........................  05/01/2001       -17.93%         -25.60%          -31.56%
MFS Research International Division................  05/01/2001        -8.67%         -12.70%          -18.48%
American Funds Global Small Capitalization
  Division.........................................  05/01/2001        -5.99%          -8.83%          -14.55%



*These figures were not annualized since the funds were less than one year old.

 FOR THE PERIOD JANUARY 1, 2001 TO DECEMBER 31, 2001--ENHANCED PREFERENCE PLUS
                               DEFERRED ANNUITIES


                 (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)



                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
State Street Research Investment Trust Division.............     -17.80%          -24.22%
State Street Research Income Division.......................       7.31%            1.07%
State Street Research Diversified Division..................      -7.23%          -13.58%
State Street Research Aggressive Growth Division............     -24.48%          -30.95%
MetLife Stock Index Division................................     -12.98%          -19.38%
Putnam International Stock Division.........................     -21.33%          -27.78%
Janus Mid Cap Division......................................     -37.92%          -44.49%
Loomis Sayles High Yield Bond Division......................      -2.26%           -8.58%
T. Rowe Price Small Cap Growth Division.....................      -9.86%          -16.23%
Scudder Global Equity Division..............................     -16.89%          -23.31%
Harris Oakmark Large Cap Value Division.....................      17.23%           11.06%
Lehman Brothers(R) Aggregate Bond Index Division............       6.41%            0.16%
Morgan Stanley EAFE(R) Index Division.......................     -22.53%          -28.98%
Neuberger Berman Partners Mid Cap Value Division............      -3.40%           -9.72%
Russell 2000(R) Index Division..............................      -0.08%           -6.38%
T. Rowe Price Large Cap Growth Division.....................     -10.73%          -17.11%
Davis Venture Value Division................................     -11.99%          -18.37%
Putnam Large Cap Growth Division............................     -31.45%          -37.97%
MetLife Mid Cap Stock Index Division........................      -2.16%           -8.48%
Loomis Sayles Small Cap Division............................      -9.68%          -16.05%
State Street Research Aurora Small Cap Value Division.......      14.83%            8.64%



 FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 2001--ENHANCED PREFERENCE PLUS
                               DEFERRED ANNUITIES


                 (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     44.77%           7.68%            7.29%
State Street Research Income Division.......................     34.90%           6.17%            5.76%
State Street Research Diversified Division..................     41.57%           7.20%            6.80%
State Street Research Aggressive Growth Division............      8.53%           1.65%            1.15%
MetLife Stock Index Division................................     55.49%           9.23%            8.87%
Putnam International Stock Division.........................     -5.09%          -1.04%           -1.61%



 FOR THE PERIOD JANUARY 1, 1992 TO DECEMBER 31, 2001--ENHANCED PREFERENCE PLUS
                               DEFERRED ANNUITIES


                 (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     177.36%         10.74%           10.74%
State Street Research Income Division.......................      83.70%          6.27%            6.27%
State Street Research Diversified Division..................     135.00%          8.92%            8.92%
State Street Research Aggressive Growth Division............      91.63%          6.72%            6.72%
MetLife Stock Index Division................................     196.46%         11.48%           11.48%
Putnam International Stock Division.........................      24.92%          2.25%            2.25%

FOR THE PERIOD INCEPTION TO DECEMBER 31, 2001--ENHANCED PREFERENCE PLUS DEFERRED
                                   ANNUITIES


                 (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)



                                                                                    CHANGE IN
                                                                    CHANGE IN      ACCUMULATION
                                                     INCEPTION     ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                        DATE        UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                     ----------    ------------    ------------    --------------
Janus Mid Cap Division.............................  03/03/1997        61.33%          10.41%            10.05%
Loomis Sayles High Yield Bond Division.............  03/03/1997         8.02%           1.61%             1.08%
T. Rowe Price Small Cap Growth Division............  03/03/1997        24.26%           4.60%             4.14%
Scudder Global Equity Division.....................  03/03/1997        25.47%           4.81%             4.35%
Harris Oakmark Large Cap Value Division............  11/09/1998        16.99%           5.12%             4.10%
Lehman Brothers Aggregate Bond Index Division......  11/09/1998        16.19%           4.89%             3.86%
Morgan Stanley EAFE(R) Index Division..............  11/09/1998       -12.30%          -4.09%            -5.37%
Neuberger Berman Partners Mid Cap Value Division...  11/09/1998        53.34%          14.57%            13.76%
Russell 2000(R) Index Division.....................  11/09/1998        21.89%           6.50%             5.51%
T. Rowe Price Large Cap Growth Division............  11/09/1998        17.27%           5.20%             4.19%
Davis Venture Value Division.......................  07/05/2000       -10.09%          -6.89%           -10.73%
Putnam Large Cap Growth Division...................  07/05/2000       -49.37%         -36.68%           -41.55%
MetLife Mid Cap Stock Index Division...............  07/05/2000         4.09%           2.73%            -0.86%
Loomis Sayles Small Cap Division...................  07/05/2000       -10.43%          -7.13%           -10.97%
State Street Research Aurora Small Cap Value
  Division.........................................  07/05/2000        40.87%          25.87%            22.76%
Franklin Templeton Small Cap Growth Division.......  05/01/2001        -8.05%         -11.80%           -18.18%*
Salomon Brothers U.S. Government Division..........  05/01/2001         2.55%           3.84%            -2.43%*
PIMCO Total Return Division........................  05/01/2001         3.77%           5.70%            -0.56%*
Salomon Brothers Strategic Bond Opportunities
  Division.........................................  05/01/2001         2.07%           3.11%            -3.16%*
American Funds Growth-Income Division..............  05/01/2001        -2.11%          -3.14%            -9.46%*
MFS Investors Trust Division.......................  05/01/2001        -7.42%         -10.90%           -17.28%*
MFS Research Managers Division.....................  05/01/2001       -10.17%         -14.83%           -21.24%*
American Funds Growth Division.....................  05/01/2001       -10.05%         -14.66%           -21.06%*
Janus Growth Division..............................  05/01/2001       -15.51%         -22.30%           -28.76%*
Harris Oakmark Mid Cap Value Division..............  05/01/2001         7.90%          12.06%             5.85%*
MFS Mid Cap Growth Division........................  05/01/2001       -10.71%         -15.60%           -22.01%*
PIMCO Innovation Division..........................  05/01/2001       -17.78%         -25.40%           -31.88%*
MFS Research International Division................  05/01/2001        -8.53%         -12.50%           -18.89%*
American Funds Global Small Capitalization
  Division.........................................  05/01/2001        -5.84%          -8.62%           -14.98%*



*These figures were not annualized since the funds were less than one year old.

 FOR THE PERIOD JANUARY 1, 2001 TO DECEMBER 31, 2001--ENHANCED PREFERENCE PLUS
                               DEFERRED ANNUITIES


                 (WITH SALES LOAD) (20% FREE CORRIDOR VERSION)



                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
State Street Research Investment Trust Division.............     -17.80%          -23.65%
State Street Research Income Division.......................       7.31%            1.82%
State Street Research Diversified Division..................      -7.23%          -12.93%
State Street Research Aggressive Growth Division............     -24.48%          -30.43%
MetLife Stock Index Division................................     -12.98%          -18.77%
Putnam International Stock Division.........................     -21.33%          -27.23%
Janus Mid Cap Division......................................     -37.92%          -44.05%
Loomis Sayles High Yield Bond Division......................      -2.26%           -7.89%
T. Rowe Price Small Cap Growth Division.....................      -9.86%          -15.60%
Scudder Global Equity Division..............................     -16.89%          -22.72%
Harris Oakmark Large Cap Value Division.....................      17.23%           11.88%
Lehman Brothers Aggregate Bond Index Division...............       6.41%            0.90%
Morgan Stanley EAFE(R) Index Division.......................     -22.53%          -28.44%
Neuberger Berman Partners Mid Cap Value Division............      -3.40%           -9.05%
Russell 2000(R) Index Division..............................      -0.08%           -5.68%
T. Rowe Price Large Cap Growth Division.....................     -10.73%          -16.48%
Calvert Social Balanced Division............................      -7.85%          -13.56%
Calvert Social Mid Cap Growth Division......................     -13.01%          -18.79%
Fidelity Equity-Income Division.............................      -5.85%          -11.54%
Fidelity Growth Division....................................     -18.43%          -24.29%
Fidelity Overseas Division..................................     -21.94%          -27.85%
Fidelity Investment Grade Bond Division.....................       7.42%            1.93%
Fidelity Asset Manager Division.............................      -5.00%          -10.67%
Davis Venture Value Division................................     -11.99%          -17.76%
Putnam Large Cap Growth Division............................     -31.45%          -37.49%
MetLife Mid Cap Stock Index Division........................      -2.16%           -7.79%
Loomis Sayles Small Cap Division............................      -9.68%          -15.41%
State Street Research Aurora Small Cap Value Division.......      14.83%            9.44%



 FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 2001--ENHANCED PREFERENCE PLUS


                               DEFERRED ANNUITIES


                 (WITH SALES LOAD) (20% FREE CORRIDOR VERSION)



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     44.77%           7.68%            7.36%
State Street Research Income Division.......................     34.90%           6.17%            5.82%
State Street Research Diversified Division..................     41.57%           7.20%            6.87%
State Street Research Aggressive Growth Division............      8.53%           1.65%            1.21%
MetLife Stock Index Division................................     55.49%           9.23%            8.93%
Putnam International Stock Division.........................     -5.09%          -1.04%           -1.55%
Calvert Social Balanced Division............................     34.71%           6.14%            5.79%
Calvert Social Mid Cap Growth Division......................     60.32%           9.90%            9.62%
Fidelity Equity-Income Division.............................     49.47%           8.37%            8.07%
Fidelity Growth Division....................................     65.57%          10.61%           10.34%
Fidelity Overseas Division..................................      9.06%           1.75%            1.31%
Fidelity Investment Grade Bond Division.....................     35.15%           6.21%            5.86%
Fidelity Asset Manager Division.............................     35.54%           6.27%            5.93%

 FOR THE PERIOD JANUARY 1, 1992 TO DECEMBER 31, 2001--ENHANCED PREFERENCE PLUS
                               DEFERRED ANNUITIES


                 (WITH SALES LOAD) (20% FREE CORRIDOR VERSION)



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     177.36%         10.74%           10.74%
State Street Research Income Division.......................      83.70%          6.27%            6.27%
State Street Research Diversified Division..................     135.00%          8.92%            8.92%
State Street Research Aggressive Growth Division............      91.63%          6.72%            6.72%
MetLife Stock Index Division................................     196.46%         11.48%           11.48%
Putnam International Stock Division.........................      24.92%          2.25%            2.25%
Calvert Social Balanced Division............................     111.14%          7.76%            7.76%



FOR THE PERIOD INCEPTION TO DECEMBER 31, 2001--ENHANCED PREFERENCE PLUS DEFERRED
                                   ANNUITIES


                 (WITH SALES LOAD) (20% FREE CORRIDOR VERSION)



                                                                                    CHANGE IN
                                                                    CHANGE IN      ACCUMULATION
                                                     INCEPTION     ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                        DATE        UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                     ----------    ------------    ------------    --------------
Janus Mid Cap Division.............................  03/03/1997        61.33%          10.41%            10.12%
Loomis Sayles High Yield Bond Division.............  03/03/1997         8.02%           1.61%             1.14%
T. Rowe Price Small Cap Growth Division............  03/03/1997        24.26%           4.60%             4.21%
Scudder Global Equity Division.....................  03/03/1997        25.47%           4.81%             4.42%
Harris Oakmark Large Cap Value Division............  11/09/1998        16.99%           5.12%             4.24%
Lehman Brothers Aggregate Bond Index Division......  11/09/1998        16.19%           4.89%             4.00%
Morgan Stanley EAFE(R) Index Division..............  11/09/1998       -12.30%          -4.09%            -5.25%
Neuberger Berman Partners Mid Cap Value Division...  11/09/1998        53.34%          14.57%            13.91%
Russell 2000(R) Index Division.....................  11/09/1998        21.89%           6.50%             5.65%
T. Rowe Price Large Cap Growth Division............  11/09/1998        17.27%           5.20%             4.32%
Calvert Social Mid Cap Growth Division.............  05/01/1992       148.86%           9.89%             9.89%*
Fidelity Equity-Income Division....................  05/01/1992       205.09%          12.23%            12.23%*
Fidelity Growth Division...........................  05/01/1992       228.73%          13.10%            13.10%*
Fidelity Overseas Division.........................  05/01/1992        56.33%           4.73%             4.73%
Fidelity Investment Grade Bond Division............  05/01/1992        77.74%           6.13%             6.13%
Fidelity Asset Manager Division....................  05/01/1992       111.38%           8.05%             8.05%
Davis Venture Value Division.......................  07/05/2000       -10.09%          -6.89%           -10.34%
Putnam Large Cap Growth Division...................  07/05/2000       -49.37%         -36.68%           -41.29%
MetLife Mid Cap Stock Index Division...............  07/05/2000         4.09%           2.73%            -0.44%*
Loomis Sayles Small Cap Division...................  07/05/2000       -10.43%          -7.13%           -10.59%
State Street Research Aurora Small Cap Value
  Division.........................................  07/05/2000        40.87%          25.87%            23.27%*
Franklin Templeton Small Cap Growth Division.......  05/01/2001        -8.05%         -11.80%           -17.57%*
Salomon Brothers U.S. Government Division..........  05/01/2001         2.55%           3.84%            -1.70%*
PIMCO Total Return Division........................  05/01/2001         3.77%           5.70%             0.18%
Salomon Brothers Strategic Bond Opportunities
  Division.........................................  05/01/2001         2.07%           3.11%            -2.44%
American Funds Growth-Income Division..............  05/01/2001        -2.11%          -3.14%            -8.78%
MFS Investors Trust Division.......................  05/01/2001        -7.42%         -10.90%           -16.65%
MFS Research Managers Division.....................  05/01/2001       -10.17%         -14.83%           -20.64%*
American Funds Growth Division.....................  05/01/2001       -10.05%         -14.66%           -20.47%*
Janus Growth Division..............................  05/01/2001       -15.51%         -22.30%           -28.21%
Harris Oakmark Mid Cap Value Division..............  05/01/2001         7.90%          12.06%             6.63%
MFS Mid Cap Growth Division........................  05/01/2001       -10.71%         -15.60%           -21.42%
PIMCO Innovation Division..........................  05/01/2001       -17.78%         -25.40%           -31.36%
MFS Research International Division................  05/01/2001        -8.53%         -12.50%           -18.28%*
American Funds Global Small Capitalization
  Division.........................................  05/01/2001        -5.84%          -8.62%           -14.34%*



*These figures were not annualized since the funds were less than one year old.

             FOR THE PERIOD JANUARY 1, 2001 TO DECEMBER 31, 2001--


   ENHANCED NON-QUALIFIED PREFERENCE PLUS DEFERRED ANNUITIES (NO SALES LOAD)



                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
State Street Research Investment Trust Division.............     -17.80%          -17.80%
State Street Research Income Division.......................       7.31%            7.31%
State Street Research Diversified Division..................      -7.23%           -7.23%
State Street Research Aggressive Growth Division............     -24.48%          -24.48%
MetLife Stock Index Division................................     -12.98%          -12.98%
Putnam International Stock Division.........................     -21.33%          -21.33%
Janus Mid Cap Division......................................     -37.92%          -37.92%
Loomis Sayles High Yield Bond Division......................      -2.26%           -2.26%
T. Rowe Price Small Cap Growth Division.....................      -9.86%           -9.86%
Scudder Global Equity Division..............................     -16.89%          -16.89%
Harris Oakmark Large Cap Value Division.....................      17.23%           17.23%
Lehman Brothers Aggregate Bond Index Division...............       6.41%            6.41%
Morgan Stanley EAFE Index Division..........................     -22.53%          -22.53%
Neuberger Berman Partners Mid Cap Value Division............      -3.40%           -3.40%
Russell 2000(R) Index Division..............................      -0.08%           -0.08%
T. Rowe Price Large Cap Growth Division.....................     -10.73%          -10.73%
Calvert Social Balanced Division............................      -7.85%           -7.85%
Calvert Social Mid Cap Growth Division......................     -13.01%          -13.01%
Fidelity Equity-Income Division.............................      -5.85%           -5.85%
Fidelity Growth Division....................................     -18.43%          -18.43%
Fidelity Overseas Division..................................     -21.94%          -21.94%
Fidelity Investment Grade Bond Division.....................       7.42%            7.42%
Fidelity Asset Manager Division.............................      -5.00%           -5.00%
Davis Venture Value Division................................     -11.99%          -11.99%
Putnam Large Cap Growth Division............................     -31.45%          -31.45%
MetLife Mid Cap Stock Index Division........................      -2.16%           -2.16%
Loomis Sayles Small Cap Division............................      -9.68%           -9.68%
State Street Research Aurora Small Cap Value Division.......      14.83%           14.83%



             FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 2001--


   ENHANCED NON-QUALIFIED PREFERENCE PLUS DEFERRED ANNUITIES (NO SALES LOAD)



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     44.77%           7.68%            7.68%
State Street Research Income Division.......................     34.90%           6.17%            6.17%
State Street Research Diversified Division..................     41.57%           7.20%            7.20%
State Street Research Aggressive Growth Division............      8.53%           1.65%            1.65%
MetLife Stock Index Division................................     55.49%           9.23%            9.23%
Putnam International Stock Division.........................     -5.09%          -1.04%           -1.04%
Calvert Social Balanced Division............................     34.71%           6.14%            6.14%
Calvert Social Mid Cap Growth Division......................     60.32%           9.90%            9.90%
Fidelity Equity-Income Division.............................     49.47%           8.37%            8.37%
Fidelity Growth Division....................................     65.57%          10.61%           10.61%
Fidelity Overseas Division..................................      9.06%           1.75%            1.75%
Fidelity Investment Grade Bond Division.....................     35.15%           6.21%            6.21%
Fidelity Asset Manager Division.............................     35.54%           6.27%            6.27%

             FOR THE PERIOD JANUARY 1, 1992 TO DECEMBER 31, 2001--


   ENHANCED NON-QUALIFIED PREFERENCE PLUS DEFERRED ANNUITIES (NO SALES LOAD)



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     177.36%         10.74%           10.74%
State Street Research Income Division.......................      83.70%          6.27%            6.27%
State Street Research Diversified Division..................     135.00%          8.92%            8.92%
State Street Research Aggressive Growth Division............      91.63%          6.72%            6.72%
MetLife Stock Index Division................................     196.46%         11.48%           11.48%
Putnam International Stock Division.........................      24.92%          2.25%            2.25%
Calvert Social Balanced Division............................     111.14%          7.76%            7.76%



                FOR THE PERIOD INCEPTION TO DECEMBER 31, 2001--


   ENHANCED NON-QUALIFIED PREFERENCE PLUS DEFERRED ANNUITIES (NO SALES LOAD)



                                                                                    CHANGE IN
                                                                    CHANGE IN      ACCUMULATION
                                                     INCEPTION     ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                        DATE        UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                     ----------    ------------    ------------    --------------
Janus Mid Cap Division.............................  03/03/1997        61.33%          10.41%           10.41%
Loomis Sayles High Yield Bond Division.............  03/03/1997         8.02%           1.61%            1.61%
T. Rowe Price Small Cap Growth Division............  03/03/1997        24.26%           4.60%            4.60%
Scudder Global Equity Division.....................  03/03/1997        25.47%           4.81%            4.81%
Harris Oakmark Large Cap Value Division............  11/09/1998        16.99%           5.12%            5.12%
Lehman Brothers Aggregate Bond Index Division......  11/09/1998        16.19%           4.89%            4.89%
Morgan Stanley EAFE Index Division.................  11/09/1998       -12.30%          -4.09%           -4.09%
Neuberger Berman Partners Mid Cap Value Division...  11/09/1998        53.34%          14.57%           14.57%
Russell 2000(R) Index Division.....................  11/09/1998        21.89%           6.50%            6.50%
T. Rowe Price Large Cap Growth Division............  11/09/1998        17.27%           5.20%            5.20%
Calvert Social Mid Cap Growth Division.............  05/01/1992       148.86%           9.89%            9.89%*
Fidelity Equity-Income Division....................  05/01/1992       205.09%          12.23%           12.23%*
Fidelity Growth Division...........................  05/01/1992       228.73%          13.10%           13.10%*
Fidelity Overseas Division.........................  05/01/1992        56.33%           4.73%            4.73%
Fidelity Investment Grade Bond Division............  05/01/1992        77.74%           6.13%            6.13%
Fidelity Asset Manager Division....................  05/01/1992       111.38%           8.05%            8.05%
Davis Venture Value Division.......................  07/05/2000       -10.09%          -6.89%           -6.89%
Putnam Large Cap Growth Division...................  07/05/2000       -49.37%         -36.68%          -36.68%
MetLife Mid Cap Stock Index Division...............  07/05/2000         4.09%           2.73%            2.73%*
Loomis Sayles Small Cap Division...................  07/05/2000       -10.43%          -7.13%           -7.13%
State Street Research Aurora Small Cap Value
  Division.........................................  07/05/2000        40.87%          25.87%           25.87%*
Franklin Templeton Small Cap Growth Division.......  05/01/2000        -8.05%         -11.80%          -11.80%*
Salomon Brothers U.S. Government Division..........  05/01/2001         2.55%           3.84%            3.84%*
PIMCO Total Return Division........................  05/01/2001         3.77%           5.70%            5.70%
Salomon Brothers Strategic Bond Opportunities
  Division.........................................  05/01/2001         2.07%           3.11%            3.11%
American Funds Growth-Income Division..............  05/01/2001        -2.11%          -3.14%           -3.14%
MFS Investors Trust Division.......................  05/01/2001        -7.42%         -10.90%          -10.90%
MFS Research Managers Division.....................  05/01/2001       -10.17%         -14.83%          -14.83%*
American Funds Growth Division.....................  05/01/2001       -10.05%         -14.66%          -14.66%*
Janus Growth Division..............................  05/01/2001       -15.51%         -22.30%          -22.30%
Harris Oakmark Mid Cap Value Division..............  05/01/2001         7.90%          12.06%           12.06%
MFS Mid Cap Growth Division........................  05/01/2001       -10.71%         -15.60%          -15.60%
PIMCO Innovation Division..........................  05/01/2001       -17.78%         -25.40%          -25.40%
MFS Research International Division................  05/01/2001        -8.53%         -12.50%          -12.50%*
American Funds Global Small Capitalization
  Division.........................................  05/01/2001        -5.84%          -8.62%           -8.62%*



*These figures were not annualized since the funds were less than one year old.

             FOR THE PERIOD JANUARY 1, 2001 TO DECEMBER 31, 2001--


                  FINANCIAL FREEDOM ACCOUNT DEFERRED ANNUITIES



                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
State Street Research Investment Trust Division.............     -17.80%          -17.80%
State Street Research Income Division.......................       7.31%            7.31%
State Street Research Diversified Division..................      -7.23%           -7.23%
State Street Research Aggressive Growth Division............     -24.48%          -24.48%
MetLife Stock Index Division................................     -12.98%          -12.98%
Putnam International Stock Division.........................     -21.33%          -21.33%
Janus Mid Cap Division......................................     -37.92%          -37.92%
Loomis Sayles High Yield Bond Division......................      -2.26%           -2.26%
T. Rowe Price Small Cap Growth Division.....................      -9.86%           -9.86%
Scudder Global Equity Division..............................     -16.89%          -16.89%
Harris Oakmark Large Cap Value Division.....................      17.23%           17.23%
Lehman Brothers Aggregate Bond Index Division...............       6.41%            6.41%
Morgan Stanley EAFE Index Division..........................     -22.53%          -22.53%
Neuberger Berman Partners Mid Cap Value Division............      -3.40%           -3.40%
Russell 2000(R) Index Division..............................      -0.08%           -0.08%
T. Rowe Price Large Cap Growth Division.....................     -10.73%          -10.73%
Calvert Social Balanced Division............................      -7.84%           -7.84%
Calvert Social Mid Cap Growth Division......................     -13.01%          -13.01%
Fidelity Equity-Income Division.............................      -5.85%           -5.85%
Fidelity Growth Division....................................     -18.43%          -18.43%
Fidelity Overseas Division..................................     -21.94%          -21.94%
Fidelity Investment Grade Bond Division.....................       7.42%            7.42%
Fidelity Asset Manager Division.............................      -5.00%           -5.00%
Davis Venture Value Division................................     -11.99%          -11.99%
Putnam Large Cap Growth Division............................     -31.45%          -31.45%
MetLife Mid Cap Stock Index Division........................      -2.16%           -2.16%
Loomis Sayles Small Cap Division............................      -9.68%           -9.68%
State Street Research Aurora Small Cap Value Division.......      14.83%           14.83%



             FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 2001--


                  FINANCIAL FREEDOM ACCOUNT DEFERRED ANNUITIES



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
MetLife Stock Index Division................................     55.49%           9.23%            9.23%
Calvert Social Balanced Division............................     34.71%           6.14%            6.14%
Calvert Social Mid Cap Growth Division......................     60.32%           9.90%            9.90%
Fidelity Equity-Income Division.............................     49.47%           8.37%            8.37%
Fidelity Growth Division....................................     65.57%          10.61%           10.61%
Fidelity Overseas Division..................................      9.06%           1.75%            1.75%
Fidelity Investment Grade Bond Division.....................     35.15%           6.21%            6.21%
Fidelity Asset Manager Division.............................     35.54%           6.27%            6.27%
State Street Research Investment Trust Division.............     44.77%           7.68%            7.68%
State Street Research Income Division.......................     34.90%           6.17%            6.17%
State Street Research Diversified Division..................     41.57%           7.20%            7.20%
State Street Research Aggressive Growth Division............      8.53%           1.65%            1.65%
Putnam International Stock Division.........................     -5.09%          -1.04%           -1.04%

             FOR THE PERIOD JANUARY 1, 1992 TO DECEMBER 31, 2001--


                  FINANCIAL FREEDOM ACCOUNT DEFERRED ANNUITIES



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
MetLife Stock Index Division................................     72.18%          11.48%           11.48%
Calvert Social Balanced Division............................     45.37%           7.77%            7.77%
Calvert Social Mid Cap Division.............................     58.94%           9.71%            9.71%
Fidelity Equity-Income Division.............................     79.96%          12.47%           12.47%
Fidelity Growth Division....................................     78.85%          12.33%           12.33%
Fidelity Overseas Division..................................     26.90%           4.88%            4.88%
Fidelity Investment Grade Bond Division.....................     33.26%           5.91%            5.91%
Fidelity Asset Manager Division.............................     48.44%           8.22%            8.22%



    FOR THE PERIOD INCEPTION TO DECEMBER 31, 2001--FINANCIAL FREEDOM ACCOUNT
                               DEFERRED ANNUITIES



                                                                                    CHANGE IN
                                                                    CHANGE IN      ACCUMULATION
                                                     INCEPTION     ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                        DATE        UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                     ----------    ------------    ------------    --------------
Janus Mid Cap Division.............................  03/03/1997        61.33%          10.41%           10.41%
Loomis Sayles High Yield Division..................  03/03/1997         8.02%           1.61%            1.61%
T. Rowe Price Small Cap Growth Division............  03/03/1997        24.26%           4.60%            4.60%
Scudder Global Equity Division.....................  03/03/1997        25.47%           4.81%            4.81%
Harris Oakmark Large Cap Value Division............  11/09/1998        16.99%           5.12%            5.12%
Lehman Brothers Aggregate Bond Index Division......  11/09/1998        16.19%           4.89%            4.89%
Morgan Stanley EAFE(R) Index Division..............  11/09/1998       -12.30%          -4.09%           -4.09%
Neuberger Berman Partners Mid Cap Value Division...  11/09/1998        53.34%          14.57%           14.57%
Russell 2000(R) Index Division.....................  11/09/1998        21.89%           6.50%            6.50%
T. Rowe Price Large Cap Growth Division............  11/09/1998        17.27%           5.20%            5.20%
Davis Venture Value Division.......................  07/05/2000       -10.09%          -6.89%           -6.89%
Putnam Large Cap Growth Division...................  07/05/2000       -49.37%         -36.68%          -36.68%
MetLife Mid Cap Stock Index Division...............  07/05/2000         4.09%           2.73%            2.73%
Loomis Sayles Small Cap Division...................  07/05/2000       -10.43%          -7.13%           -7.13%
State Street Research Aurora Small Cap Value
  Division.........................................  07/05/2000        40.87%          25.87%           25.87%
Franklin Templeton Small Cap Growth Division.......  05/01/2001        -8.05%         -11.80%          -11.80%
Salomon Brothers U.S. Government Division..........  05/01/2001         2.55%           3.84%            3.84%
PIMCO Total Return Division........................  05/01/2001         3.77%           5.70%            5.70%
Salomon Brothers Strategic Bond Opportunities
  Division.........................................  05/01/2001         2.07%           3.11%            3.11%
American Funds Growth-Income Division..............  05/01/2001        -2.11%          -3.14%           -3.14%
MFS Investors Trust Division.......................  05/01/2001        -7.42%         -10.90%          -10.90%
MFS Research Managers Division.....................  05/01/2001       -10.17%         -14.83%          -14.83%
American Funds Growth Division.....................  05/01/2001       -10.05%         -14.66%          -14.66%
Janus Growth Division..............................  05/01/2001       -15.51%         -22.30%          -22.30%
Harris Oakmark Mid Cap Value Division..............  05/01/2001         7.90%          12.06%           12.06%
MFS Mid Cap Growth Division........................  05/01/2001       -10.71%         -15.60%          -15.60%
PIMCO Innovation Division..........................  05/01/2001       -17.78%         -25.40%          -25.40%
MFS Research International Division................  05/01/2001        -8.53%         -12.50%          -12.50%
American Funds Global Small Capitalization
  Division.........................................  05/01/2001        -5.84%          -8.62%           -8.62%



*These figures are not annualized since the funds were less than one year old.

       MONEY MARKET DIVISIONS--SEVEN DAY PERIOD ENDING DECEMBER 31, 2001



                                                                       EFFECTIVE
                                                              YIELD      YIELD
                                                              -----    ---------
VestMet Deferred Annuities..................................  0.05%      0.05%
Enhanced VestMet Deferred Annuities.........................  0.60%      0.60%
Financial Freedom Account Deferred Annuities................  1.12%      1.11%



FOR THE PERIOD JANUARY 1, 2001 TO DECEMBER 31, 2001--VESTMET DEFERRED ANNUITIES



                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
Growth Division.............................................     -18.25%          -23.49%
Income Division.............................................       6.74%            0.28%
Diversified Division........................................      -7.74%          -13.64%
Aggressive Growth Division..................................     -24.90%          -29.46%
Stock Index Division........................................     -13.45%          -18.64%



FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 2001--VESTMET DEFERRED ANNUITIES



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
Growth Division.............................................     40.91%           7.10%            6.01%
Income Division.............................................     31.32%           5.60%            4.68%
Diversified Division........................................     37.78%           6.62%            5.49%
Aggressive Growth Division..................................      5.62%           1.10%            0.24%
Stock Index Division........................................     51.34%           8.64%            7.81%



FOR THE PERIOD JANUARY 1, 1992 TO DECEMBER 31, 2001--VESTMET DEFERRED ANNUITIES



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
Growth Division.............................................     162.69%         10.14%            9.85%
Income Division.............................................      73.92%          5.69%            5.52%
Diversified Division........................................     122.58%          8.33%            7.98%
Aggressive Growth Division..................................      81.64%          6.15%            6.04%
Stock Index Division........................................     180.89%         10.88%           10.84%



 FOR THE PERIOD JANUARY 1, 2001 TO DECEMBER 31, 2001--ENHANCED VESTMET DEFERRED
                                   ANNUITIES



                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE       ANNUALIZED
                                                              ------------    --------------
Growth Division.............................................     -17.80%          -23.00%
Income Division.............................................       7.31%            0.81%
Diversified Division........................................      -7.23%          -13.09%
Aggressive Growth Division..................................     -24.48%          -29.14%
Stock Index Division........................................     -12.98%          -18.20%

 FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 2001--ENHANCED VESTMET DEFERRED
                                   ANNUITIES



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
Growth Division.............................................     44.76%           7.68%            6.65%
Income Division.............................................     34.88%           6.17%            5.23%
Diversified Division........................................     41.55%           7.20%            6.13%
Aggressive Growth Division..................................      8.53%           1.65%            0.77%
Stock Index Division........................................     55.46%           9.23%            8.40%



 FOR THE PERIOD JANUARY 1, 1992 TO DECEMBER 31, 2001--ENHANCED VESTMET DEFERRED
                                   ANNUITIES



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
Growth Division.............................................     212.20%         12.06%           11.83%
Income Division.............................................     105.25%          7.46%            7.29%
Diversified Division........................................     165.09%         10.24%           10.00%
Aggressive Growth Division..................................     139.28%          9.12%            9.00%
Stock Index Division........................................     219.80%         12.33%           12.29%

                     APPENDIX FOR GRAPHIC AND IMAGE MATERIAL

Pursuant to Rule 304 of Regulation S-T, the following table presents fair and accurate narrative descriptions of graphic and image material omitted from the EDGAR filing due to ASCII-incompatibility and cross-references this material to the location of each occurrence in the text.

INTRODUCTION

The four prospectuses included in the Form N-4 for Metropolitan Life Separate Account E include illustrations using various characters from the PEANUTS(Registered) gang which are copyrighted by United Feature Syndicate, Inc. There is a list and description of characters followed by a list of illustrations and their page location in the prospectuses (by prospectus).

CHARACTERS

Snoopy -- A Beagle dog
Charlie Brown -- A little boy with zigzag pattern on shirt
Woodstock -- A small bird
Lucy -- A little brunette girl
Linus -- A younger little boy with stripped shirt (Lucy's brother)
Marcie -- A little brunette girl with glasses
Franklin -- A curly haired little boy
Pigpen -- A little boy with dust cloud and smudged face
Peppermint Patty -- An athletic girl with freckles, page boy haircut and sandals Sally -- A little blond girl with curls on top (Charlie Brown's sister)



A. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITY CONTRACTS FOR NON-QUALIFIED, TRADITIONAL
   IRA, ROTH IRA, SIMPLE IRA AND SEP IRA               PAGE
 1. Snoopy as MetLife Representative with briefcase    A-PPA first page and
                                                       cover
    straightening bow tie

 2. Charlie Brown on step ladder looking at fold       A-PPA-3 Table of Contents
    out map

 3. Snoopy in suit with pointer                        A-PPA-4 Important Terms
                                                       You Should Know

 4. Lucy reviewing ticker tape coming from machine     A-PPA-15 Accumulation
                                                       Unit Values Tables

 5. Snoopy as MetLife Representative listening to      A-PPA-23 MetLife
    crowd of Woodstocks

 6. Snoopy and Woodstock balanced on seesaw            A-PPA-23 Variable Annuities

 7. Snoopy reading menu at restaurant table            A-PPA-26 Your Investment
                                                       Choices

 8. Linus building sand castle                         A-PPA-28 Deferred
                                                       Annuities

 9. The Equity Generator(Service Mark) icon--Safe      A-PPA-28 The Equity
    with arrow pointing to three dimensional graph     Generator

A. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITY CONTRACTS FOR NON-QUALIFIED, TRADITIONAL
   IRA, ROTH IRA, SIMPLE IRA AND SEP IRA (Continued)   PAGE

10. The Equalizer(Service Mark) icon--A balancing      A-PPA-29 The Equalizer
    scale

11. The Rebalancer(Service Mark) icon--A pie chart     A-PPA-29 The Rebalancer
    with arrows around circumference

12. The Index Selector(Service Mark) icon--A world     A-PPA-29 The Index
    globe with arrows around it                        Selector

13. The Allocator(Service Mark)--A hourglass with      A-PPA-29 The Allocator
    safe in top portion with arrow to a three
    dimensional chart in the bottom portion

14. Snoopy as MetLife Representative typing at         A-PPA-30 Electronic
    computer                                           Applications

15. Woodstock making calculations on paper with        A-PPA-31 The Value of
    pencil                                             Your Investment

16. Marcie at desk with adding machine reviewing       A-PPA-32 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

17. Charlie Brown struggling to reach into jar of      A-PPA-33 Access to Your
    money                                              Money

18. Snoopy as WWI flying ace dispatching Woodstocks    A-PPA-34 Systematic
    with checks                                        Withdrawal Program


19. Woodstock with accountant's visor and adding       A-PPA-35 Charges
    machine

20. Franklin with magnifying glass                     A-PPA-37 When No Early
                                                       Withdrawal Charge Applies

21. Woodstock moving money bag from one pile of        A-PPA-38 When A Different
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

22. Marcia reading a paper                             A-PPA-39 Free Look

23. Snoopy floating in innertube with glasses and      A-PPA-42 Income Annuities
    drink

24. Snoopy lounging on beach chair with sunglasses     A-PPA-43 Income Payment
    and drink                                          Types

25. Woodstock writing out a check                      A-PPA-44 Minimum Size of
                                                       Your Income Payment

26. Woodstock moving money bag from one pile of        A-PPA-45 Transfers
    money bags to another

27. Lucy with magnifying glass studying a piece of     A-PPA-46 Free Look
    paper

A. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITY CONTRACTS FOR NON-QUALIFIED, TRADITIONAL
   IRA, ROTH IRA, SIMPLE IRA AND SEP IRA (Continued)   PAGE
28. Charlie Brown receiving letter at mail box         A-PPA-48 Confirming
                                                       Transactions

29. Charlie Brown listening on telephone               A-PPA-49 Transactions by
                                                       Telephone or Internet

30. "Colonial" Snoopy as town cryer                    A-PPA-51 Advertising
                                                       Performance

31. Snoopy as MetLife Representative shaking paw/      A-PPA-53 Who Sells the
    wing with Woodstock                                Deferred Annuities and
                                                       Income Annuities

32. Piggybank with "Do not open until age 59 1/2"      A-PPA-55 Income Taxes--
    printed on side                                    General

33. Snoopy as "Uncle Sam" presenting a tax bill        A-PPA-55 Income Taxes--
                                                       Withdrawals

34. Linus "walking" the hoop with "IRAs" on side       A-PPA-60 Income Taxes--
                                                       IRAs

35. Woodstock flying with check                        A-PPA-62 Roth IRA
                                                       Annuities--Withdrawals

36. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     A-PPA-65 Table of
    Linus and Peppermint Patty                         Contents for the SAI

37. Lucy in her advice box with "TAXES--The Expert     A-PPA-66 Annuity Tax
    is in" printed on it advising Peppermint Patty     Table
    and Sally

B. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITY CONTRACTS FOR TSA, PEDC, KEOGH AND 403(a)   PAGE
 1. Snoopy as MetLife Representative with briefcase    B-PPA first page and
    straightening bow tie                              cover

 2. Charlie Brown on step ladder looking at fold       B-PPA-3 Table of Contents
    out map

 3. Snoopy in suit with pointer                        B-PPA-4 Important Terms
                                                       You Should Know

 4. Lucy reviewing ticker tape coming from machine     B-PPA-16 Accumulation
                                                       Unit Values Tables

 5. Snoopy as MetLife Representative listening to      B-PPA-25 MetLife
    crowd of Woodstocks

 6. Snoopy and Woodstock balanced on seesaw            B-PPA-26 Variable
                                                       Annuities

 7. Snoopy reading menu at restaurant table            B-PPA-27 Your Investment
                                                       Choices

 8. Linus building sand castle                         B-PPA-29 Deferred
                                                       Annuities

 9. The Equity Generator(Service Mark) icon--Safe      B-PPA-30 The Equity
    with arrow pointing to three dimensional graph     Generator

10. The Equalizer(Service Mark) icon--A balancing      B-PPA-30 The Equalizer
    scale

11. The Rebalancer(Service Mark) icon--A pie chart     B-PPA-30 The Rebalancer
    with arrows around circumference

12. The Index Selector(Service Mark) icon--A world     B-PPA-31 The Index
    globe with arrows around it                        Selector

13. The Allocator(Service Mark)--A hourglass with      B-PPA-31 The Allocator
    safe in top portion with arrow to a three
    dimensional chart in the bottom portion

14. Woodstock making calculations on paper with        B-PPA-32 The Value of
    pencil                                             Your Investment

15. Marcie at desk with adding machine reviewing       B-PPA-33 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

16. Charlie Brown struggling to reach into jar of      B-PPA-34 Access to Your
    money                                              Money

17. Snoopy as WWI flying ace dispatching Woodstocks    B-PPA-35 Systematic
    with checks                                        Withdrawal Program

18. Woodstock with accountant's visor and adding       B-PPA-38 Early Withdrawal
    machine                                            Charges

B. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITY CONTRACTS FOR TSA, PEDC, KEOGH AND 403(a)
   (continued)                                         PAGE
19. Franklin with magnifying glass                     B-PPA-39 When No Early
                                                       Withdrawal Charge Applies

20. Woodstock moving money bag from one pile of        B-PPA-42 When A Different
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

21. Marcia reading paper                               B-PPA-43 Free Look

22. Snoopy floating in innertube with glasses and      B-PPA-45 Income Annuities
    drink

23. Snoopy lounging on beach chair with sunglasses     B-PPA-46 Income Payment
    and drink                                          Types

24. Snoopy with accountant's visor and adding          B-PPA-47 The Value of
    machine                                            Your Income Payments

25. Woodstock moving money bag from one pile of        B-PPA-48 Transfers
    money bags to another

26. Lucy with magnifying glass studying a piece of     B-PPA-50 Free Look
    paper

27. Charlie Brown receiving letter at mail box         B-PPA-51 Confirming
                                                       Transactions

28. Charlie Brown listening on telephone               B-PPA-52 Transactions by
                                                       Telephone or Internet

29. "Colonial" Snoopy as town cryer                    B-PPA-54 Advertising
                                                       Performance

30. Snoopy as MetLife Representative shaking paw/      B-PPA-57 Who Sells the
    wing with Woodstock                                Deferred Annuities and
                                                       Income Annuities

33. Piggybank with "Do not open until age 59 1/2"      B-PPA-59 Income Taxes--
    printed on side                                    General

34. Snoopy as "Uncle Sam" presenting a tax bill        B-PPA-61 Income Taxes--
                                                       Withdrawals Before Age
                                                       59 1/2

35. Woodstock flying with check                        B-PPA-63 TSA Annuities--
                                                       Withdrawals

36. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     B-PPA-65 Table of
    Linus and Peppermint Patty                         Contents for the SAI

37. Lucy in her advice box with "TAXES--The Expert     B-PPA-66 Annuity Tax
    is in" printed on it advising Peppermint Patty     Table
    and Sally

C. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT ENHANCED
   VARIABLE CONTRACTS FOR NON-QUALIFIED, TRADITIONAL
   IRA AND UNALLOCATED                                 PAGE

 1. Snoopy as MetLife Representative with briefcase    C-PPA first page and
    straightening bow tie                              cover

 2. Charlie Brown on step ladder looking at fold       C-PPA-3 Table of Contents
    out map

 3. Snoopy in suit with pointer                        C-PPA-4 Important Terms
                                                       You Should Know

 4. Lucy reviewing ticker tape coming from machine     C-PPA-14 Accumulation
                                                       Unit Values Tables

 5. Snoopy as MetLife Representative listening to      C-PPA-22 MetLife
    crowd of Woodstocks

 6. Snoopy and Woodstock balanced on seesaw            C-PPA-23 Variable
                                                       Annuities

 7. Snoopy reading menu at restaurant table            C-PPA-24 Your Investment
                                                       Choices

 8. Linus building sand castle                         C-PPA-26 Deferred
                                                       Annuities

 9. The Equity Generator(Service Mark) icon--Safe      C-PPA-27 The Equity
    with arrow pointing to three dimensional graph     Generator

10. The Equalizer(Service Mark) icon--A balancing      C-PPA-27 The Equalizer
    scale

11. The Rebalancer(Service Mark) icon--A pie chart     C-PPA-27 The Rebalancer
    with arrows around circumference

12. The Index Selector(Service Mark) icon--A world     C-PPA-27 The Index
    globe with arrows around it                        Selector

13. The Allocator(Service Mark)--A hourglass with      C-PPA-28 The Allocator
    safe in top portion with arrow to a three
    dimensional chart in the bottom portion

14. Woodstock making calculations on paper with        C-PPA-29 The Value of
    pencil                                             Your Investment

15. Marcie at desk with adding machine reviewing       C-PPA-30 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

16. Charlie Brown struggling to reach into jar of      C-PPA-31 Access to Your
    money                                              Money

17. Snoopy as WWI flying ace dispatching Woodstocks    C-PPA-31 Systematic
    with checks                                        Withdrawal Program

18. Woodstock with accountant's visor and adding       C-PPA-33 Charges
    machine

C. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT ENHANCED
   VARIABLE CONTRACTS FOR NON-QUALIFIED, TRADITIONAL
   IRA AND UNALLOCATED (continued)                     PAGE
19. Franklin with magnifying glass                     C-PPA-36 When No Early
                                                       Withdrawal Charge Applies

20. Woodstock moving money bag from one pile of        C-PPA-38 When A Different
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

21. Marcia reading paper                               C-PPA-39 Free Look

22. Snoopy floating in innertube with glasses and      C-PPA-41 Income Annuities
    drink

23. Snoopy lounging on beach chair with sunglasses     C-PPA-43 Income Payment
    and drink                                          Types

24. Woodstock writing out a check                      C-PPA-43 Minimum Size of
                                                       Your Income Payment

25. Woodstock moving money bag from one pile of        C-PPA-45 Transfers
    money bags to another

26. Lucy with magnifying glass studying a piece of     C-PPA-46 Free Look
    paper

27. Charlie Brown listening on telephone               C-PPA-48 Transactions by
                                                       Telephone or Internet

28. "Colonial" Snoopy as town cryer                    C-PPA-50 Advertising
                                                       Performance

29. Snoopy as MetLife Representative shaking paw/      C-PPA-52 Who Sells the
    wing with Woodstock                                Deferred Annuities and
                                                       Income Annuities

30. Piggybank with "Do not open until age 59 1/2"      C-PPA-55 Income Taxes--
    printed on side                                    General

31. Snoopy as "Uncle Sam" presenting a tax bill        C-PPA-55 Income Taxes--
                                                       Withdrawals Before Age
                                                       59 1/2

32. Woodstock flying with check                        C-PPA-58 Non-Qualified
                                                       Annuities--Partial and
                                                       Full Withdrawals

33. Linus "walking" the hoop with "IRAs" on side       C-PPA-60 Traditional
                                                       IRA Annuities

34. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     C-PPA-67 Table of
    Linus and Peppermint Patty                         Contents for the SAI

35. Lucy in her advice box with "TAXES--The Expert     C-PPA-68 Annuity Tax
    is in" printed on it advising Peppermint Patty     Table
    and Sally

D. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA                                     PAGE
 1. Snoopy as MetLife Representative with briefcase    FFA first page and
    straightening bow tie                              covers

 2. Snoopy as MetLife Representative with briefcase    EPPA first page
    straightening bow tie

 3. Charlie Brown on step ladder looking at fold       FFA-3 Table of Contents
    out map

 4. Snoopy in suit with pointer                        FFA-4 Important Terms You
                                                       Should Know

 5. Lucy reviewing ticker tape coming from machine     FFA-22 Accumulation Unit
                                                       Values Tables For
                                                       Enhanced Preference Plus

 6. Lucy reviewing ticker tape coming from machine     FFA-33 Accumulation Unit
                                                       Values Tables For
                                                       Financial Freedom

 7. Snoopy as MetLife Representative listening to      FFA-43 MetLife
    crowd of Woodstocks

 8. Snoopy and Woodstock balanced on seesaw            FFA-44 Variable
                                                       Annuities

 9. Snoopy reading menu at restaurant table            FFA-46 Your Investment
                                                       Choices

10. Linus building sand castle                         FFA-48 Deferred Annuities

11. The Equity Generator(Service Mark) icon--Safe      FFA-49 The Equity
    with arrow pointing to three dimensional graph     Generator

12. The Equalizer(Service Mark) icon--A balancing      FFA-50 The Equalizer
    scale

13. The Rebalancer(Service Mark) icon--A pie chart     FFA-50 The Rebalancer
    with arrows around circumference

14. The Index Selector(Service Mark) icon--A world     FFA-50 The Index Selector
    globe with arrows around it

15. The Allocator(Service Mark) icon--An hourglass     FFA-50 The Allocator
    with safe in top portion with arrow to a three
    dimensional chart in the bottom portion

16. Woodstock making calculations on paper with        FFA-52 The Value of Your
    pencil                                             Investment

17. Marcie at desk with adding machine reviewing       FFA-52 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

D. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA (continued)                         PAGE
18. Charlie Brown struggling to reach into jar of      FFA-53 Access to
    money                                              Your Money

19. Snoopy as WWI flying ace dispatching Woodstocks    FFA-54 Systematic
    with checks                                        Withdrawal Program

20. Woodstock with accountant's visor and adding       FFA-56 Charges
    machine

21. Franklin with magnifying glass                     FFA-58 When No Early
                                                       Withdrawal Charge Applies
                                                       for TSA, 403(a), Non-
                                                       Qualified, PEDC and IRA
                                                       Enhanced Deferred
                                                       Annuities

22. Woodstock moving money bag from one pile of        FFA-60 When A Different
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

23. Marcia reading paper                               FFA-61 Free Look

24. Snoopy floating in innertube with glasses and      FFA-64 Income Annuities
    drink

25. Snoopy lounging on beach chair with sunglasses     FFA-66 Income Payment
    and drink                                          Types

26. Woodstock moving money bag from one pile of        FFA-68 Transfers
    money bags to another

27. Lucy with magnifying glass studying a piece of     FFA-70 Free Look
    paper

28. Charlie Brown receiving letter at mail box         FFA-71 Confirming
                                                       Transactions

29. Charlie Brown listening on telephone               FFA-72 Transactions by
                                                       Telephone or Internet

30. "Colonial" Snoopy as town cryer                    FFA-74 Advertising
                                                       Performance

31. Snoopy as MetLife Representative at booth with     FFA-76 Who Sells the
    "Your MetLife Rep is IN" printed on it holding     Deferred Annuities and
    brochures                                          Income Annuities

D. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA (continued)                         PAGE
32. Piggybank with "Do not open until age 59 1/2"      FFA-80 Income Taxes--
    printed on side                                    General

33. Snoopy as "Uncle Sam" presenting tax bill          FFA-81 Income Taxes--
                                                       TSA Annuities Withdrawals
                                                       Before Age 59 1/2 (except
                                                       PEDC)

34. "Corporate" Snoopy making presentation to          FFA-84 Income Taxes--
    boardroom with Franklin, Charlie Brown, Sally,     403(a)
    Lucy, Linus and Peppermint Patty

35. Woodstock flying with check                        FFA-87 Non-Qualified
                                                       Annuities--Partial and
                                                       Full Withdrawals

36. "Corporate" Snoopy with glasses and suspenders     FFA-89 Income Taxes--
                                                       Non-Qualified Annuity for
                                                       SS 457(f) Deferred
                                                       Compensation Plans.


37. Snoopy with accountant's visor and adding          FFA-91 Income Taxes--
    machine                                            Non-Qualified Annuity for
                                                       SS 451 Deferred
                                                       Compensation Plans.

38. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     FFA-94 Table of Contents
    Linus and Peppermint Patty                         for the SAI

39. Lucy in her advice box with "TAXES--The Expert     FFA-95 Premium Tax Table
    is in" printed on it advising Peppermint Patty
    and Sally

                         INDEPENDENT AUDITORS' REPORT

To the Policyholders of Metropolitan Life Separate Account E and the Board of Directors
Metropolitan Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of Metropolitan Life Separate Account E comprised of the State Street Research Investment Trust, State Street Research Income, State Street Research Money Market, State Street Research Diversified, Variable B, Variable C, Variable D, State Street Research Aggressive Growth, MetLife Stock Index, Putnam International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Russell 2000 Index, Putnam Large Cap Growth, State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index, Janus Growth, Franklin Templeton Small Cap Growth, Davis Venture Value, Loomis Sayles Small Cap, MFS Investors Trust, MFS Research Managers, Harris Oakmark Mid Cap Value, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Calvert Social Balanced, Calvert Social Mid Cap Growth, MFS Research International, MFS Mid Cap Growth, PIMCO Total Return, PIMCO Innovations, American Funds Growth, American Funds Global Small Cap, and American Funds Growth & Income Portfolios, (collectively, the "Portfolios"), as of December 31, 2001, the related statement (i) of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended of the State Street Research Investment Trust, State Street Research Income, State Street Research Money Market, State Street Research Diversified, Variable B, Variable C, Variable D, State Street Research Aggressive Growth, MetLife Stock Index, Putnam International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Russell 2000 Index, Putnam Large Cap Growth, State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index, Davis Venture Value, Loomis Sayles Small Cap, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Calvert Social Balanced, Calvert Social Mid Cap Growth Portfolios, and (ii) of operations and of changes in net assets for the period of May 1, 2001 (commencement of operations) to December 31, 2001 of Janus Growth, Franklin Templeton Small Cap Growth, MFS Investors Trust, MFS Research Managers, Harris Oakmark Mid Cap Value, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, MFS Research International, MFS Mid Cap Growth, PIMCO Total Return, PIMCO Innovations, American Funds Growth, American Funds Global Small Cap, and American Funds Growth & Income Portfolios. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and the depositor of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each Metropolitan Life Separate Account E including the State Street Research Investment Trust, State Street Research Income, State Street Research Money Market, State Street Research Diversified, Variable B, Variable C, Variable D, State Street Research Aggressive Growth, MetLife Stock Index, Putnam International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Russell 2000 Index, Putnam Large Cap Growth, State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index, Janus Growth, Franklin Templeton Small Cap Growth, Davis Venture Value, Loomis Sayles Small Cap Portfolios, MFS Investors Trust, MFS Research Managers, Harris Oakmark Mid Cap Value, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Calvert Social Balanced, Calvert Social Mid Cap Growth, MFS Research International, MFS Mid Cap Growth, PIMCO Total Return, PIMCO Innovations, American Funds Growth, American Funds Global Small Cap, and American Funds Growth & Income Portfolios as of December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Tampa, Florida

March 26, 2002

                     Metropolitan Life Separate Account E

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2001

                                                                                     State Street
                                                         State Street   State Street   Research    State Street
                                                           Research       Research      Money        Research     Variable
                                                       Investment Trust    Income       Market     Diversified        B
                                                          Portfolio      Portfolio    Portfolio     Portfolio     Portfolio
                                                       ---------------- ------------ ------------ -------------- -----------
ASSETS:
Investments at Value:
State Street Research Investment Trust Portfolio
  (77,165,967 Shares; cost $2,461,353,675)............  $1,946,685,298            --          --              -- $58,101,087
State Street Research Income Portfolio
  (34,463,965 Shares; cost $438,599,920)..............              --  $446,653,046          --              --          --
State Street Research Money Market Portfolio
  (1,238,409 Shares; cost $12,966,700)................              --            -- $12,548,800              --          --
State Street Research Diversified Portfolio
  (126,151,770 Shares; cost $2,128,338,573)...........              --            --          --  $1,956,613,949          --
State Street Research Aggressive Growth Portfolio
  (48,478,157 Shares; cost $1,332,928,225)............              --            --          --              --          --
MetLife Stock Index Portfolio
  (98,027,465 Shares; cost $3,074,827,665)............              --            --          --              --          --
Putnam International Stock Portfolio
  (20,101,884 Shares; cost $186,202,733)..............              --            --          --              --          --
Loomis Sayles High Yield Bond Portfolio
  (7,576,358 Shares; cost $68,254,759)................              --            --          --              --          --
Janus Mid Cap Portfolio
  (60,208,653 Shares; cost $1,723,147,778)............              --            --          --              --          --
T. Rowe Price Small Cap Growth Portfolio
  (20,509,121 Shares; cost $239,101,804)..............              --            --          --              --          --
Scudder Global Equity Portfolio
  (14,505,384 Shares; cost $188,616,262)..............              --            --          --              --          --
Harris Oakmark Large Cap Value Portfolio
  (17,075,404 Shares; cost $179,356,886)..............              --            --          --              --          --
Neuberger Berman Partners Mid Cap Value Portfolio
  (10,189,224 Shares; cost $142,217,683)..............              --            --          --              --          --
T. Rowe Price Large Cap Growth Portfolio
  (12,684,004 Shares; cost $172,263,408)..............              --            --          --              --          --
Lehman Brothers Aggregate Bond Index Portfolio
  (20,015,230 Shares; cost $200,683,675)..............              --            --          --              --          --
Morgan Stanley EAFE Index Portfolio
  (11,397,785 Shares; cost $111,476,404)..............              --            --          --              --          --
Russell 2000 Index Portfolio
  (11,712,531 Shares; cost $136,723,930)..............              --            --          --              --          --
Putnam Large Cap Growth Portfolio
  (5,537,788 Shares; cost $37,904,290)................              --            --          --              --          --
State Street Research Aurora Small Cap Value Portfolio
  (14,748,903 Shares; cost $191,280,127)..............              --            --          --              --          --
MetLife Mid Cap Stock Index Portfolio
  (8,273,161 Shares; cost $86,710,349)................              --            --          --              --          --
Janus Growth Portfolio
  (1,071,523 Shares; cost $8,600,862).................              --            --          --              --          --
Franklin Templeton Small Cap Growth Portfolio
  (788,222 Shares; cost $6,877,937)...................              --            --          --              --          --
                                                        --------------  ------------ -----------  -------------- -----------
Total investments.....................................   1,946,685,298   446,653,046  12,548,800   1,956,613,949  58,101,087
Cash and Accounts Receivable..........................              22            20          --              --          --
                                                        --------------  ------------ -----------  -------------- -----------
Total assets..........................................   1,946,685,320   446,653,066  12,548,800   1,956,613,949  58,101,087
LIABILITIES...........................................              23            22          --              80          --
                                                        --------------  ------------ -----------  -------------- -----------
NET ASSETS............................................  $1,946,685,297  $446,653,044 $12,548,800  $1,956,613,869 $58,101,087
                                                        ==============  ============ ===========  ============== ===========
Outstanding Units (In Thousands)......................          59,681        19,375         627          70,653         500
Unit Value............................................       $30.49 to     $21.93 to   $20.00 to       $26.81 to     $142.17
                                                                $68.31        $42.57      $21.65          $39.79

                      See Notes to Financial Statements.

                     State Street
                       Research      MetLife        Putnam     Loomis Sayles              T. Rowe Price
Variable   Variable   Aggressive      Stock      International  High Yield      Janus       Small Cap
    C          D        Growth        Index          Stock         Bond        Mid Cap       Growth
Portfolio  Portfolio  Portfolio     Portfolio      Portfolio     Portfolio    Portfolio     Portfolio
---------- --------- ------------ -------------- ------------- ------------- ------------ -------------
$2,268,130 $ 32,234            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --  $867,274,230             --           --            --            --           --
        --       --            -- $2,999,640,352           --            --            --           --
        --       --            --             -- $190,565,490            --            --           --
        --       --            --             --           --   $59,095,592            --           --
        --       --            --             --           --            --  $882,658,702           --
        --       --            --             --           --            --            -- $243,648,363
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
        --       --            --             --           --            --            --           --
---------- --------  ------------ -------------- ------------   -----------  ------------ ------------
 2,268,130   32,234   867,274,230  2,999,640,352  190,565,490    59,095,592   882,658,702  243,648,363
        --       --           304             --           --            --            --          287
---------- --------  ------------ -------------- ------------   -----------  ------------ ------------
 2,268,130   32,234   867,274,534  2,999,640,352  190,565,490    59,095,592   882,658,702  243,648,650
        --       --           287             36           --            --           963          242
---------- --------  ------------ -------------- ------------   -----------  ------------ ------------
$2,268,130 $ 32,234  $867,274,247 $2,999,640,316 $190,565,490   $59,095,592  $882,657,739 $243,648,408
========== ========  ============ ============== ============   ===========  ============ ============
        21      0.1        32,803         86,714       14,761         5,561        55,394       19,896
   $142.17  $165.93     $25.42 to      $32.93 to    $10.69 to     $10.65 to     $15.19 to    $12.25 to
                           $39.05         $38.60       $13.28        $10.80        $16.14       $12.43

                     Metropolitan Life Separate Account E

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2001


                                                                     Neuberger    T. Rowe Price
                                       Scudder    Harris Oakmark  Berman Partners   Large Cap
                                    Global Equity Large Cap Value  Mid Cap Value     Growth
                                      Portfolio      Portfolio       Portfolio      Portfolio
                                    ------------- --------------- --------------- -------------
ASSETS:
Investments at Value:
State Street Research Investment
 Trust Portfolio
 (77,165,967 Shares; cost
   $2,461,353,675).................           --             --              --             --
State Street Research Income
 Portfolio
 (34,463,965 Shares; cost
   $438,599,920)...................           --             --              --             --
State Street Research Money Market
 Portfolio
 (1,238,409 Shares; cost
   $12,966,700)....................           --             --              --             --
State Street Research Diversified
 Portfolio
 (126,151,770 Shares; cost
   $2,128,338,573).................           --             --              --             --
State Street Research Aggressive
 Growth Portfolio
 (48,478,157 Shares; cost
   $1,332,928,225).................           --             --              --             --
MetLife Stock Index Portfolio
 (98,027,465 Shares; cost
   $3,074,827,665).................           --             --              --             --
Putnam International Stock
 Portfolio
 (20,101,884 Shares; cost
   $186,202,733)...................           --             --              --             --
Loomis Sayles High Yield Bond
 Portfolio
 (7,576,358 Shares; cost
   $68,254,759)....................           --             --              --             --
Janus Mid Cap Portfolio
 (60,208,653 Shares; cost
   $1,723,147,778).................           --             --              --             --
T. Rowe Price Small Cap Growth
 Portfolio
 (20,509,121 Shares; cost
   $239,101,804)...................           --             --              --             --
Scudder Global Equity Portfolio
 (14,505,384 Shares; cost
   $188,616,262)................... $157,528,429             --              --             --
Harris Oakmark Large Cap Value
 Portfolio
 (17,075,404 Shares; cost
   $179,356,886)...................           --   $197,391,512              --             --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (10,189,224 Shares; cost
   $142,217,683)...................           --             --    $144,279,382             --
T. Rowe Price Large Cap Growth
 Portfolio
 (12,684,004 Shares; cost
   $172,263,408)...................           --             --              --   $147,641,785
Lehman Brothers Aggregate Bond
 Index Portfolio
 (20,015,230 Shares; cost
   $200,683,675)...................           --             --              --             --
Morgan Stanley EAFE Index Portfolio
 (11,397,785 Shares; cost
   $111,476,404)...................           --             --              --             --
Russell 2000 Index Portfolio
 (11,712,531 Shares; cost
   $136,723,930)...................           --             --              --             --
Putnam Large Cap Growth Portfolio
 (5,537,788 Shares; cost
   $37,904,290)....................           --             --              --             --
State Street Research Aurora Small
 Cap Value Portfolio
 (14,748,903 Shares; cost
   $191,280,127)...................           --             --              --             --
MetLife Mid Cap Stock Index
 Portfolio
 (8,273,161 Shares; cost
   $86,710,349)....................           --             --              --             --
Janus Growth Portfolio
 (1,071,523 Shares; cost
   $8,600,862).....................           --             --              --             --
Franklin Templeton Small Cap
 Growth Portfolio
 (788,222 Shares; cost $6,877,937).           --             --              --             --
                                    ------------   ------------    ------------   ------------
Total investments..................  157,528,429    197,391,512     144,279,382    147,641,785
Cash and Accounts Receivable.......           --             --               8             --
                                    ------------   ------------    ------------   ------------
Total assets.......................  157,528,429    197,391,512     144,279,390    147,641,785
LIABILITIES........................           --             47              --             --
                                    ------------   ------------    ------------   ------------
NET ASSETS......................... $157,528,429   $197,391,465    $144,279,390   $147,641,785
                                    ============   ============    ============   ============
Outstanding Units (In Thousands)...       12,720         16,996           9,483         12,688
Unit Value.........................    $11.97 to      $11.26 to       $14.76 to      $11.29 to
                                          $12.55         $11.70          $15.34         $11.73

                      See Notes to Financial Statements.

                                                            State Street
Lehman Brothers   Morgan                                      Research       MetLife
   Aggregate     Stanley         Russell    Putnam Large       Aurora        Mid Cap     Janus       Franklin Templeton
  Bond Index    EAFE Index      2000 Index   Cap Growth    Small Cap Value Stock Index  Growth        Small Cap Growth
   Portfolio    Portfolio       Portfolio    Portfolio        Portfolio     Portfolio  Portfolio         Portfolio
--------------- -----------    ------------ ------------   --------------- ----------- ----------    ------------------
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
           --            --              --          --               --            --         --                --
 $209,359,228            --              --          --               --            --         --                --
           --   $99,730,548              --          --               --            --         --                --
           --            --    $122,161,691          --               --            --         --                --
           --            --              -- $27,965,827               --            --         --                --
           --            --              --          --     $208,401,940            --         --                --
           --            --              --          --               --   $86,537,269         --                --
           --            --              --          --               --            -- $8,379,310                --
           --            --              --          --               --            --         --        $6,999,410
 ------------   -----------    ------------ -----------     ------------   ----------- ----------        ----------
  209,359,228    99,730,548     122,161,691  27,965,827      208,401,940    86,537,269  8,379,310         6,999,410
           --            14              --          --               --            --         --                --
 ------------   -----------    ------------ -----------     ------------   ----------- ----------        ----------
  209,359,228    99,730,562     122,161,691  27,965,827      208,401,940    86,537,269  8,379,310         6,999,410
           --            --              --          --               --            --         --                --
 ------------   -----------    ------------ -----------     ------------   ----------- ----------        ----------
 $209,359,228   $99,730,562    $122,161,691 $27,965,827     $208,401,940   $86,537,269 $8,379,310        $6,999,410
 ============   ===========    ============ ===========     ============   =========== ==========        ==========
       18,171        11,475          10,115       5,652           14,852         8,337      1,080               795
    $11.26 to      $8.44 to       $11.82 to    $4.95 to        $13.84 to     $10.36 to   $7.71 to          $8.80 to
       $11.62         $8.77          $12.19       $4.97           $14.09        $10.41      $7.77             $8.82

                     Metropolitan Life Separate Account E

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2001


                                                                                       MFS
                                                        Davis Venture Loomis Sayles Investors
                                                            Value       Small Cap     Trust
                                                          Portfolio     Portfolio   Portfolio
                                                        ------------- ------------- ----------
ASSETS:
Investments at Value:
Davis Venture Value Portfolio
  (2,494,848 Shares; cost $65,051,441).................  $58,354,363            --          --
Loomis Sayles Small Cap Portfolio
  (90,601 Shares; cost $17,311,269)....................           --   $16,059,940          --
MFS Investors Trust Portfolio
  (486,219 Shares; cost $4,220,756)....................           --            --  $4,166,897
MFS Research Managers Portfolio
  (161,988 Shares; cost $1,509,510)....................           --            --          --
Harris Oakmark Mid Cap Value Portfolio
  (419,262 Shares; cost $73,058,662)...................           --            --          --
Salomon Brothers Strategic Bond Opportunities Portfolio
  (717,070 Shares; cost $7,935,294)....................           --            --          --
Salomon Brothers US Govt Portfolio
  (1,548,712 Shares; cost $18,508,861).................           --            --          --
Fidelity VIP Money Market Portfolio
  (15,237,335 Shares; cost $15,237,335)................           --            --          --
Fidelity VIP Equity Income Portfolio
  (5,865,071 Shares; cost $130,396,625)................           --            --          --
Fidelity VIP Growth Portfolio
  (5,654,267 Shares; cost $216,373,743)................           --            --          --
Fidelity VIP Overseas Portfolio
  (1,775,330 Shares; cost $24,605,422).................           --            --          --
Fidelity VIP II Investment Grade Bond Portfolio
  (1,243,840 Shares; cost $15,327,727).................           --            --          --
Fidelity VIP II Asset Manager Portfolio
  (3,616,314 Shares; cost $57,870,533).................           --            --          --
Calvert Social Balanced Portfolio
  (29,450,241 Shares; cost $57,130,412)................           --            --          --
Calvert Social Mid Cap Growth Portfolio
  (483,225 Shares; cost $14,668,958)...................           --            --          --
MFS Research International Portfolio
  (425,919 Shares; cost $3,546,816)....................           --            --          --
MFS Mid Cap Growth Portfolio
  (1,569,065 Shares; cost $12,635,139).................           --            --          --
PIMCO Total Return Portfolio
  (2,878,054 Shares; cost $30,086,018).................           --            --          --
PIMCO Innovations Portfolio
  (2,471,167 Shares; cost $15,543,703).................           --            --          --
American Funds Growth Portfolio
  (1,055,969 Shares; cost $45,776,796).................           --            --          --
American Funds Global Small Cap Portfolio
  (663,991 Shares; cost $7,060,925)....................           --            --          --
American Funds Growth & Income Portfolio
  (1,146,863 Shares; cost $35,882,635).................           --            --          --
                                                         -----------   -----------  ----------
Total investments......................................   58,354,363    16,059,940   4,166,897
Cash and Accounts Receivable...........................           --            --          --
                                                         -----------   -----------  ----------
Total assets...........................................   58,354,363    16,059,940   4,166,897
LIABILITIES............................................           --            --          --
                                                         -----------   -----------  ----------
NET ASSETS.............................................  $58,354,363   $16,059,940  $4,166,897
                                                         ===========   ===========  ==========
Outstanding Units (In Thousands).......................        2,153           702         499
Unit Value.............................................    $25.24 to     $21.38 to    $8.15 to
                                                              $27.60        $23.52       $8.42

                      See Notes to Financial Statements.


   MFS         Harris      Salomon Brothers
Research   Oakmark Mid Cap  Strategic Bond  Salomon Brothers Fidelity VIP Fidelity VIP  Fidelity VIP Fidelity VIP
Managers        Value       Opportunities    US Government   Money Market Equity Income    Growth      Overseas
Portfolio     Portfolio       Portfolio        Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
---------- --------------- ---------------- ---------------- ------------ ------------- ------------ ------------
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
$1,464,375            --              --               --             --            --            --          --
        --   $78,019,769              --               --             --            --            --          --
        --            --      $8,045,520               --             --            --            --          --
        --            --              --      $18,522,600             --            --            --          --
        --            --              --               --    $15,237,335            --            --          --
        --            --              --               --             --  $133,430,367            --          --
        --            --              --               --             --            --  $190,039,910          --
        --            --              --               --             --            --            -- $24,641,578
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
        --            --              --               --             --            --            --          --
----------   -----------      ----------      -----------    -----------  ------------  ------------ -----------
 1,464,375    78,019,769       8,045,520       18,522,600     15,237,335   133,430,367   190,039,910  24,641,578
        --            --              --               --             --            --            --          --
----------   -----------      ----------      -----------    -----------  ------------  ------------ -----------
 1,464,375    78,019,769       8,045,520       18,522,600     15,237,335   133,430,367   190,039,910  24,641,578
        --            --              --               --             --            --            --          --
----------   -----------      ----------      -----------    -----------  ------------  ------------ -----------
$1,464,375   $78,019,769      $8,045,520      $18,522,600    $15,237,335  $133,430,367  $190,039,910 $24,641,578
==========   ===========      ==========      ===========    ===========  ============  ============ ===========
       166         2,908             496            1,236          1,028         3,720         4,794       1,398
  $8.83 to     $24.84 to       $15.16 to        $15.07 to         $15.06        $35.86        $39.65      $17.54
     $8.90        $27.50          $16.56           $15.40

                     Metropolitan Life Separate Account E

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2001


                                                        Fidelity VIP II                   Calvert
                                                          Investment    Fidelity VIP II   Social
                                                          Grade Bond     Asset Manager   Balanced
                                                           Portfolio       Portfolio     Portfolio
                                                        --------------- --------------- -----------
ASSETS:
Investments at Value:
Davis Venture Value Portfolio
  (2,494,848 Shares; cost $65,051,441).................            --              --            --
Loomis Sayles Small Cap Portfolio
  (90,601 Shares; cost $17,311,269)....................            --              --            --
MFS Investors Trust Portfolio
  (486,219 Shares; cost $4,220,756)....................            --              --            --
MFS Research Managers Portfolio
  (161,988 Shares; cost $1,509,510)....................            --              --            --
Harris Oakmark Mid Cap Value Portfolio
  (419,262 Shares; cost $73,058,662)...................            --              --            --
Salomon Brothers Strategic Bond Opportunities Portfolio
  (717,070 Shares; cost $7,935,294)....................            --              --            --
Salomon Brothers US Govt Portfolio
  (1,548,712 Shares; cost $18,508,861).................            --              --            --
Fidelity VIP Money Market Portfolio
  (15,237,335 Shares; cost $15,237,335)................            --              --            --
Fidelity VIP Equity Income Portfolio
  (5,865,071 Shares; cost $130,396,625)................            --              --            --
Fidelity VIP Growth Portfolio
  (5,654,267 Shares; cost $216,373,743)................            --              --            --
Fidelity VIP Overseas Portfolio
  (1,775,330 Shares; cost $24,605,422).................            --              --            --
Fidelity VIP II Investment Grade Bond Portfolio
  (1,243,840 Shares; cost $15,327,727).................   $16,070,411              --            --
Fidelity VIP II Asset Manager Portfolio
  (3,616,314 Shares; cost $57,870,533).................            --     $52,472,710            --
Calvert Social Balanced Portfolio
  (29,450,241 Shares; cost $57,130,412)................            --              --   $51,802,974
Calvert Social Mid Cap Growth Portfolio
  (483,225 Shares; cost $14,668,958)...................            --              --            --
MFS Research International Portfolio
  (425,919 Shares; cost $3,546,816)....................            --              --            --
MFS Mid Cap Growth Portfolio
  (1,569,065 Shares; cost $12,635,139).................            --              --            --
PIMCO Total Return Portfolio
  (2,878,054 Shares; cost $30,086,018).................            --              --            --
PIMCO Innovations Portfolio
  (2,471,167 Shares; cost $15,543,703).................            --              --            --
American Funds Growth Portfolio
  (1,055,969 Shares; cost $45,776,796).................            --              --            --
American Funds Global Small Cap Portfolio
  (663,991 Shares; cost $7,060,925)....................            --              --            --
American Funds Growth & Income Portfolio
  (1,146,863 Shares; cost $35,882,635).................            --              --            --
                                                          -----------     -----------   -----------
Total investments......................................    16,070,411      52,472,710    51,802,974
Cash and Accounts Receivable...........................            --              --            --
                                                          -----------     -----------   -----------
Total assets...........................................    16,070,411      52,472,710    51,802,974
LIABILITIES............................................            --              --            --
                                                          -----------     -----------   -----------
NET ASSETS.............................................   $16,070,411     $52,472,710   $51,802,974
                                                          ===========     ===========   ===========
Outstanding Units (In Thousands).......................           822           2,208         2,129
Unit Value.............................................        $19.54          $23.75     $23.01 to
                                                                                             $24.80

                      See Notes to Financial Statements.

                                                                              American    American
   Calvert          MFS          MFS                               American     Funds       Funds
Social Mid Cap   Research      Mid Cap      PIMCO        PIMCO       Funds     Global      Growth
    Growth     International   Growth    Total Return Innovations   Growth    Small Cap   & Income
  Portfolio      Portfolio    Portfolio   Portfolio    Portfolio   Portfolio  Portfolio   Portfolio
-------------- ------------- ----------- ------------ ----------- ----------- ---------- -----------
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
          --            --            --          --           --          --         --          --
 $12,327,070            --            --          --           --          --         --          --
          --    $3,611,743            --          --           --          --         --          --
          --            --   $13,132,826          --           --          --         --          --
          --            --            -- $29,787,320           --          --         --          --
          --            --            --          --  $15,296,523          --         --          --
          --            --            --          --           -- $46,547,113         --          --
          --            --            --          --           --          -- $7,622,621          --
          --            --            --          --           --          --         -- $36,217,932
 -----------    ----------   ----------- -----------  ----------- ----------- ---------- -----------
  12,327,070     3,611,743    13,132,826  29,787,320   15,296,523  46,547,113  7,622,621  36,217,932
          --            --            --          --           --          --         --          --
 -----------    ----------   ----------- -----------  ----------- ----------- ---------- -----------
  12,327,070     3,611,743    13,132,826  29,787,320   15,296,523  46,547,113  7,622,621  36,217,932
          --            --            --          --           --          --         --          --
 -----------    ----------   ----------- -----------  ----------- ----------- ---------- -----------
 $12,327,070    $3,611,743   $13,132,826 $29,787,320  $15,296,523 $46,547,113 $7,622,621 $36,217,932
 ===========    ==========   =========== ===========  =========== =========== ========== ===========
         457           415         1,558       2,824        2,056         394        559         412
      $26.95      $8.23 to      $8.23 to   $10.38 to     $7.44 to   $99.46 to  $13.16 to   $83.86 to
                     $8.44         $8.44      $10.57        $7.46     $124.56     $13.78      $92.64

                     Metropolitan Life Separate Account E

                            STATEMENT OF OPERATIONS

                                                                     For the Year Ended December 31, 2001
                                                            ------------------------------------------------------

                                                            State Street
                                                              Research     State Street State Street State Street
                                                             Investment      Research     Research     Research
                                                               Trust          Income    Money Market Diversified
                                                             Portfolio      Portfolio    Portfolio    Portfolio
                                                            -------------  ------------ ------------ -------------
INVESTMENT INCOME
Income:
 Dividends................................................. $ 312,888,789  $32,703,470    $474,488   $ 213,857,024
 Expenses..................................................    27,128,370    5,260,584     197,449      26,358,731
                                                            -------------  -----------    --------   -------------
Net investment income (loss)...............................   285,760,419   27,442,886     277,039     187,498,293
                                                            -------------  -----------    --------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from security transactions........    40,502,292      379,716       7,391      16,964,189
Change in net unrealized (depreciation) appreciation of
 investments for the period................................  (798,280,444)     249,272      16,573    (384,212,752)
                                                            -------------  -----------    --------   -------------
Net realized and unrealized (loss) gain on investments.....  (757,778,152)     628,988      23,964    (367,248,563)
                                                            -------------  -----------    --------   -------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS................................................ $(472,017,733) $28,071,874    $301,003   $(179,750,270)
                                                            =============  ===========    ========   =============

                      See Notes to Financial Statements.

                                   For the Year Ended December 31, 2001
---------------------------------------------------------------------------------------------------------
                                   State Street                                  Loomis
                                     Research                       Putnam       Sayles
              Variable   Variable   Aggressive       MetLife     International High Yield     Janus Mid
 Variable B       C          D        Growth       Stock Index       Stock        Bond           Cap
 Portfolio    Portfolio  Portfolio  Portfolio       Portfolio      Portfolio   Portfolio      Portfolio
------------  ---------  --------- -------------  -------------  ------------- -----------  -------------
$  9,442,805  $ 347,534  $  4,822  $ 264,675,785  $  39,794,920  $  7,979,575  $ 8,108,809  $          --
     620,486         --        --     11,803,546     39,068,416     2,605,039      789,593     13,354,117
------------  ---------  --------  -------------  -------------  ------------  -----------  -------------
   8,822,319    347,534     4,822    252,872,239        726,504     5,374,536    7,319,216    (13,354,117)
------------  ---------  --------  -------------  -------------  ------------  -----------  -------------
   3,201,027     72,823        --    (32,188,412)   218,623,281   (58,642,621)  (4,420,779)   (67,658,830)

 (25,735,304)  (916,481)  (11,427)  (523,056,616)  (695,352,680)    4,283,802   (5,106,728)  (501,903,569)
------------  ---------  --------  -------------  -------------  ------------  -----------  -------------
 (22,534,277)  (843,658)  (11,427)  (555,245,028)  (476,729,399)  (54,358,819)  (9,527,507)  (569,562,399)
------------  ---------  --------  -------------  -------------  ------------  -----------  -------------

$(13,711,958) $(496,124) $ (6,605) $(302,372,789) $(476,002,895) $(48,984,283) $(2,208,291) $(582,916,516)
============  =========  ========  =============  =============  ============  ===========  =============

                     Metropolitan Life Separate Account E

                            STATEMENT OF OPERATIONS

                                                                     For the Year Ended December 31, 2001
                                                            -----------------------------------------------------

                                                                                                      Neuberger
                                                                                          Harris       Berman
                                                              T. Rowe       Scudder       Oakmark     Partners
                                                            Price Small     Global         Large       Mid Cap
                                                            Cap Growth      Equity       Cap Value      Value
                                                             Portfolio     Portfolio     Portfolio    Portfolio
                                                            ------------  ------------  -----------  ------------
INVESTMENT INCOME
Income:
 Dividends................................................. $ 21,353,701  $ 19,849,312  $   286,043  $  2,977,823
 Expenses..................................................    3,008,404     2,044,197    1,675,551     1,782,782
                                                            ------------  ------------  -----------  ------------
Net investment income (loss)...............................   18,345,297    17,805,115   (1,389,508)    1,195,041
                                                            ------------  ------------  -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from security transactions........  (63,940,947)     (344,522)    (336,559)    3,807,073
Change in net unrealized (depreciation) appreciation of
 investments for the period................................   16,602,625   (50,075,476)  16,427,340   (10,467,310)
                                                            ------------  ------------  -----------  ------------
Net realized and unrealized (loss) gain on investments.....  (47,338,322)  (50,419,998)  16,090,781    (6,660,237)
                                                            ------------  ------------  -----------  ------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS................................................ $(28,993,025) $(32,614,883) $14,701,273  $ (5,465,196)
                                                            ============  ============  ===========  ============

                      See Notes to Financial Statements.




                                                                                                 For the
                            For the Year Ended December 31, 2001                              Period May 1,
--------------------------------------------------------------------------------------------     2001 to
               Lehman                                                 State Street            December 31,
  T. Rowe     Brothers                                     Putnam       Research    MetLife       2001
Price Large   Aggregate                                     Large        Aurora     Mid Cap   -------------
    Cap         Bond         Morgan                          Cap       Small Cap     Stock        Janus
  Growth        Index     Stanley EAFE    Russell 2000     Growth        Value       Index       Growth
 Portfolio    Portfolio  Index Portfolio Index Portfolio  Portfolio    Portfolio   Portfolio    Portfolio
------------  ---------- --------------- --------------- -----------  ------------ ---------  -------------
$    131,052  $2,622,405  $    330,902     $   326,931   $        --  $   641,795  $ 363,014    $      --
   1,879,915   2,132,619     1,148,374       1,426,705       290,076    1,823,531    905,643       34,781
------------  ----------  ------------     -----------   -----------  -----------  ---------    ---------
  (1,748,863)    489,786      (817,472)     (1,099,774)     (290,076)  (1,181,736)  (542,629)     (34,781)
------------  ----------  ------------     -----------   -----------  -----------  ---------    ---------
    (682,160)    988,979   (19,467,764)     (1,019,377)   (3,198,474)   2,710,571   (704,463)    (284,528)
 (17,787,487)  8,296,558    (2,918,733)      2,115,434    (4,848,712)  11,525,102    907,048     (221,552)
------------  ----------  ------------     -----------   -----------  -----------  ---------    ---------
 (18,469,647)  9,285,537   (22,386,497)      1,096,057    (8,047,186)  14,235,673    202,585     (506,080)
------------  ----------  ------------     -----------   -----------  -----------  ---------    ---------

$(20,218,510) $9,775,323  $(23,203,969)    $    (3,717)  $(8,337,262) $13,053,937  $(340,044)   $(540,861)
============  ==========  ============     ===========   ===========  ===========  =========    =========

                     Metropolitan Life Separate Account E

                            STATEMENT OF OPERATIONS

                                                               For the                                     For the
                                                            Period May 1,                               Period May 1,
                                                               2001 to                                     2001 to
                                                            December 31,          For the Year          December 31,
                                                                2001        Ended December 31, 2001         2001
                                                            ------------- ---------------------------  ---------------
                                                              Franklin
                                                              Templeton                     Loomis
                                                              Small Cap                     Sayles
                                                               Growth      Davis Venture   Small Cap    MFS Investors
                                                              Portfolio   Value Portfolio  Portfolio   Trust Portfolio
                                                            ------------- --------------- -----------  ---------------
INVESTMENT INCOME
Income:
 Dividends.................................................   $     --      $ 4,010,459   $   943,833     $      --
 Expenses..................................................     23,853          599,670       158,569        17,516
                                                              --------      -----------   -----------     ---------
Net investment income (loss)...............................    (23,853)       3,410,789       785,264       (17,516)
                                                              --------      -----------   -----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from security transactions........    (92,759)      (2,016,375)     (566,119)      (40,034)
Change in net unrealized (depreciation) appreciation of
 investments for the period................................    121,474       (7,151,686)   (1,185,244)      (53,859)
                                                              --------      -----------   -----------     ---------
Net realized and unrealized (loss) gain on investments.....     28,715       (9,168,061)   (1,751,363)      (93,893)
                                                              --------      -----------   -----------     ---------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS...........................................   $  4,862      $(5,757,272)  $  (966,099)    $(111,409)
                                                              ========      ===========   ===========     =========

                      See Notes to Financial Statements.


   For the Period May 1, 2001 to December 1, 2001             For the Year Ended December 31, 2001
---------------------------------------------------  -----------------------------------------------------
                             Salomon                 Fidelity
   MFS        Harris         Brothers      Salomon      VIP
Research      Oakmark     Strategic Bond Brothers US   Money     Fidelity VIP   Fidelity VIP  Fidelity VIP
Managers      Mid Cap     Opportunities  Government   Market        Equity         Growth       Overseas
Portfolio Value Portfolio   Portfolio     Portfolio  Portfolio Income Portfolio  Portfolio     Portfolio
--------- --------------- -------------- ----------- --------- ---------------- ------------  ------------
$     --    $       --       $     --     $     --   $506,896    $  8,227,060   $ 14,639,155  $  4,393,846
   6,670       281,199         32,522       67,139    127,085       1,234,148      1,867,462       269,485
--------    ----------       --------     --------   --------    ------------   ------------  ------------
  (6,670)     (281,199)       (32,522)     (67,139)   379,811       6,992,912     12,771,693     4,124,361
--------    ----------       --------     --------   --------    ------------   ------------  ------------
                                                                    1,349,973      4,343,482   (11,481,626)
  (6,449)       18,688         14,575      140,914     (1,383)

 (45,135)    4,961,108        110,225       13,739         --     (16,321,538)   (59,277,205)      569,907
--------    ----------       --------     --------   --------    ------------   ------------  ------------
 (51,584)    4,979,796        124,800      154,653     (1,383)    (14,971,565)   (54,933,723)  (10,911,719)
--------    ----------       --------     --------   --------    ------------   ------------  ------------

$(58,254)   $4,698,597       $ 92,278     $ 87,514   $378,428    $ (7,978,653)  $(42,162,030) $ (6,787,358)
========    ==========       ========     ========   ========    ============   ============  ============

                     Metropolitan Life Separate Account E

                            STATEMENT OF OPERATIONS

                                                                  For the Year Ended December 31, 2001
                                                            ------------------------------------------------
                                                             Fidelity
                                                              VIP II    Fidelity                  Calvert
                                                            Investment   VIP II       Calvert    Social Mid
                                                              Grade       Asset       Social        Cap
                                                               Bond      Manager     Balanced      Growth
                                                            Portfolio   Portfolio    Portfolio   Portfolio
                                                            ---------- -----------  -----------  -----------
INVESTMENT INCOME
Income:
 Dividends.................................................  $621,888  $ 3,068,392  $ 2,899,526  $   800,124
 Expenses..................................................   129,531      494,721      609,076      109,467
                                                             --------  -----------  -----------  -----------
Net investment income (loss)...............................   492,357    2,573,671    2,290,450      690,657
                                                             --------  -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from security transactions........    22,431      (72,641)     409,210       91,761
Change in net unrealized (depreciation) appreciation of
 investments for the period................................   412,609   (5,345,005)  (6,985,802)  (2,456,958)
                                                             --------  -----------  -----------  -----------
Net realized and unrealized (loss) gain on investments.....   435,040   (5,417,646)  (6,576,592)  (2,365,197)
                                                             --------  -----------  -----------  -----------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS...........................................  $927,397  $(2,843,975) $(4,286,142) $(1,674,540)
                                                             ========  ===========  ===========  ===========

                      See Notes to Financial Statements.

                          For the Period May 1, 2001 to December 31, 2001
---------------------------------------------------------------------------------------------------

MFS Research   MFS Mid                       PIMCO    American Funds American Funds  American Funds
International    Cap       PIMCO Total    Innovations     Growth      Global Small      Growth &
  Portfolio    Growth    Return Portfolio  Portfolio    Portfolio    Cap Portfolio  Income Portfolio
------------- ---------  ---------------- ----------- -------------- -------------- ----------------
  $   7,446   $      --     $ 742,784      $      --   $ 2,110,695     $  61,667       $ 531,073
     15,876      43,236       112,316         48,151       162,264        23,197         126,605
  ---------   ---------     ---------      ---------   -----------     ---------       ---------
     (8,430)    (43,236)      630,468        (48,151)    1,948,431        38,470         404,468
  ---------   ---------     ---------      ---------   -----------     ---------       ---------
   (154,703)   (272,607)      113,883        571,002    (2,689,026)     (173,168)       (246,604)
     64,927     497,687      (298,698)      (247,179)      770,317       561,696         413,295
  ---------   ---------     ---------      ---------   -----------     ---------       ---------
    (89,776)    225,080      (184,815)       323,823    (1,918,709)      388,528         166,691
  ---------   ---------     ---------      ---------   -----------     ---------       ---------

  $ (98,206)  $ 181,844     $ 445,653      $ 275,672   $    29,722     $ 426,998       $ 571,159
  =========   =========     =========      =========   ===========     =========       =========

                     Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    State Street Research
                                                                                 Investment Trust Portfolio
                                                                               ------------------------------
                                                                                  For the         For the
                                                                                 Year Ended      Year Ended
                                                                                December 31,    December 31,
                                                                                    2001            2000
                                                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $  285,760,419  $   (4,295,044)
   Net realized gain (loss) from security transactions........................     40,502,292      82,456,988
   Change in net unrealized (depreciation) appreciation of investments........   (798,280,444)   (288,845,291)
                                                                               --------------  --------------
   Net (decrease) increase in net assets resulting from operations............   (472,017,733)   (210,683,347)
                                                                               --------------  --------------
  From capital transactions:
   Net premiums...............................................................    125,138,106     225,248,869
   Redemptions................................................................   (169,777,816)   (230,470,355)
                                                                               --------------  --------------
   Total net (redemptions) premiums...........................................    (44,639,710)     (5,221,486)
   Net portfolio transfers....................................................   (198,531,959)    (63,610,259)
   Net other transfers........................................................     (1,044,291)       (901,511)
                                                                               --------------  --------------
   Net (decrease) increase in net assets resulting from capital transactions..   (244,215,960)    (69,733,256)
                                                                               --------------  --------------
NET CHANGE IN NET ASSETS......................................................   (716,233,693)   (280,416,603)
NET ASSETS--BEGINNING OF PERIOD...............................................  2,662,918,990   2,943,335,593
                                                                               --------------  --------------
NET ASSETS--END OF PERIOD..................................................... $1,946,685,297  $2,662,918,990
                                                                               ==============  ==============

                                                                                  State Street Research
                                                                                    Income Portfolio
                                                                               --------------------------
                                                                                 For the       For the
                                                                                Year Ended    Year Ended
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $ 27,442,886  $ (4,667,779)
   Net realized gain (loss) from security transactions........................      379,716    (3,627,736)
   Change in net unrealized (depreciation) appreciation of investments........      249,272    43,525,272
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from operations............   28,071,874    35,229,757
                                                                               ------------  ------------
  From capital transactions:
   Net premiums...............................................................   48,241,660    28,924,201
   Redemptions................................................................  (39,191,743)  (37,347,843)
                                                                               ------------  ------------
   Total net (redemptions) premiums...........................................    9,049,917    (8,423,642)
   Net portfolio transfers....................................................   26,561,578   (39,795,432)
   Net other transfers........................................................     (136,479)     (183,141)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from capital transactions..   35,475,016   (48,402,215)
                                                                               ------------  ------------
NET CHANGE IN NET ASSETS......................................................   63,546,890   (13,172,458)
NET ASSETS--BEGINNING OF PERIOD...............................................  383,106,154   396,278,612
                                                                               ------------  ------------
NET ASSETS--END OF PERIOD..................................................... $446,653,044  $383,106,154
                                                                               ============  ============

                      See Notes to Financial Statements.


State Street Research Money      State Street Research
     Market Portfolio            Diversified Portfolio         Variable B Portfolio       Variable C Portfolio
--------------------------  ------------------------------  --------------------------  ------------------------

  For the        For the       For the         For the        For the       For the       For the      For the
 Year Ended     Year Ended    Year Ended      Year Ended     Year Ended    Year Ended    Year Ended   Year Ended
December 31,   December 31,  December 31,    December 31,   December 31,  December 31,  December 31, December 31,
    2001           2000          2001            2000           2001          2000          2001         2000
------------   ------------ --------------  --------------  ------------  ------------  ------------ ------------
$   277,039    $   757,865  $  187,498,293  $  (19,690,562) $  8,822,319  $    121,580   $  347,534   $   35,769
      7,391        (61,470)     16,964,189      35,202,313     3,201,027     5,612,958       72,823      197,864
     16,573       (110,674)   (384,212,752)    (19,968,794)  (25,735,304)  (11,728,822)    (916,481)    (419,041)
-----------    -----------  --------------  --------------  ------------  ------------   ----------   ----------
    301,003        585,721    (179,750,270)     (4,457,043)  (13,711,958)   (5,994,284)    (496,124)    (185,408)
-----------    -----------  --------------  --------------  ------------  ------------   ----------   ----------
    145,344        209,610     130,574,458     197,684,403       173,878     1,184,462           --           66
 (1,766,058)    (2,673,087)   (190,560,127)   (210,959,062)   (8,362,207)   (9,259,780)    (199,719)    (379,953)
-----------    -----------  --------------  --------------  ------------  ------------   ----------   ----------
 (1,620,714)    (2,463,477)    (59,985,669)    (13,274,659)   (8,188,329)   (8,075,318)    (199,719)    (379,887)
  1,530,800       (120,253)   (157,798,327)    (95,607,837)        4,213          (716)          --           --
       (407)        (2,653)       (246,252)       (966,633)      100,737        25,018         (403)       6,210
-----------    -----------  --------------  --------------  ------------  ------------   ----------   ----------
    (90,321)    (2,586,383)   (218,030,248)   (109,849,129)   (8,083,379)   (8,051,016)    (200,122)    (373,677)
-----------    -----------  --------------  --------------  ------------  ------------   ----------   ----------
    210,682     (2,000,662)   (397,780,518)   (114,306,172)  (21,795,337)  (14,045,300)    (696,246)    (559,085)
 12,338,118     14,338,780   2,354,394,387   2,468,700,559    79,896,424    93,941,724    2,964,376    3,523,461
-----------    -----------  --------------  --------------  ------------  ------------   ----------   ----------
$12,548,800    $12,338,118  $1,956,613,869  $2,354,394,387  $ 58,101,087  $ 79,896,424   $2,268,130   $2,964,376
===========    ===========  ==============  ==============  ============  ============   ==========   ==========

                     Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 Variable D Portfolio
                                                                               ------------------------

                                                                                 For the      For the
                                                                                Year Ended   Year Ended
                                                                               December 31, December 31,
                                                                                   2001         2000
                                                                               ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)...............................................   $  4,822     $   469
   Net realized gain (loss) from security transactions........................         --          --
   Change in net unrealized (depreciation) appreciation of investments........    (11,427)     (3,025)
                                                                                 --------     -------
   Net (decrease) increase in net assets resulting from operations............     (6,605)     (2,556)
                                                                                 --------     -------
  From capital transactions:
   Net premiums...............................................................         --          --
   Redemptions................................................................         --          --
                                                                                 --------     -------
   Total net (redemptions) premiums...........................................         --          --
   Net portfolio transfers....................................................         --          --
   Net other transfers........................................................         --          --
                                                                                 --------     -------
   Net (decrease) increase in net assets resulting from capital transactions..         --          --
                                                                                 --------     -------
NET CHANGE IN NET ASSETS......................................................     (6,605)     (2,556)
NET ASSETS--BEGINNING OF PERIOD...............................................     38,839      41,395
                                                                                 --------     -------
NET ASSETS--END OF PERIOD.....................................................   $ 32,234     $38,839
                                                                                 ========     =======

                                                                                    State Street Research
                                                                                 Aggressive Growth Portfolio
                                                                               ------------------------------

                                                                                  For the         For the
                                                                                 Year Ended      Year Ended
                                                                                December 31,    December 31,
                                                                                    2001            2000
                                                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $  252,872,239  $  151,082,526
   Net realized gain (loss) from security transactions........................    (32,188,412)     74,871,762
   Change in net unrealized (depreciation) appreciation of investments........   (523,056,616)   (348,326,552)
                                                                               --------------  --------------
   Net (decrease) increase in net assets resulting from operations............   (302,372,789)   (122,372,264)
                                                                               --------------  --------------
  From capital transactions:
   Net premiums...............................................................     56,134,392     100,270,351
   Redemptions................................................................    (67,813,404)   (104,096,165)
                                                                               --------------  --------------
   Total net (redemptions) premiums...........................................    (11,679,012)     (3,825,814)
   Net portfolio transfers....................................................    (69,075,745)     50,929,010
   Net other transfers........................................................        (67,364)        486,189
                                                                               --------------  --------------
   Net (decrease) increase in net assets resulting from capital transactions..    (80,822,121)     47,589,385
                                                                               --------------  --------------
NET CHANGE IN NET ASSETS......................................................   (383,194,910)    (74,782,879)
NET ASSETS--BEGINNING OF PERIOD...............................................  1,250,469,157   1,325,252,036
                                                                               --------------  --------------
NET ASSETS--END OF PERIOD..................................................... $  867,274,247  $1,250,469,157
                                                                               ==============  ==============

                      See Notes to Financial Statements.


            MetLife                        Putnam             Loomis Sayles High Yield           Janus Mid Cap
     Stock Index Portfolio      International Stock Portfolio      Bond Portfolio                  Portfolio
------------------------------  ----------------------------  ------------------------  -------------------------------

   For the         For the        For the         For the       For the      For the       For the         For the
  Year Ended      Year Ended     Year Ended      Year Ended    Year Ended   Year Ended    Year Ended      Year Ended
 December 31,    December 31,   December 31,    December 31,  December 31, December 31,  December 31,    December 31,
     2001            2000           2001            2000          2001         2000          2001            2000
--------------  --------------  ------------    ------------  ------------ ------------ --------------  ---------------
$      726,504  $  109,363,840  $  5,374,536    $ (1,593,925) $ 7,319,216  $  (723,667) $  (13,354,117) $   126,588,144
   218,623,281     174,140,110   (58,642,621)    (20,505,554)  (4,420,779)  (1,299,386)    (67,658,830)     123,985,405
  (695,352,680)   (699,690,993)    4,283,802      (5,210,990)  (5,106,728)     547,058    (501,903,569)  (1,044,783,315)
--------------  --------------  ------------    ------------  -----------  -----------  --------------  ---------------
  (476,002,895)   (416,187,043)  (48,984,283)    (27,310,469)  (2,208,291)  (1,475,995)   (582,916,516)    (794,209,766)
--------------  --------------  ------------    ------------  -----------  -----------  --------------  ---------------
   247,478,793     429,473,285    21,428,581      30,223,178    8,045,981   10,635,236     134,829,501      412,862,879
  (245,802,849)   (283,643,505)  (14,914,493)    (19,861,622)  (6,105,729)  (4,553,204)    (71,519,010)    (114,044,238)
--------------  --------------  ------------    ------------  -----------  -----------  --------------  ---------------
     1,675,944     145,829,780     6,514,088      10,361,556    1,940,252    6,082,032      63,310,491      298,818,641
  (132,036,347)     32,331,764   (15,462,226)      1,698,215   (1,107,976)     677,514    (180,614,322)     304,278,277
      (235,289)     (1,093,589)       39,484         970,529       (6,157)     (16,995)        377,348          814,606
--------------  --------------  ------------    ------------  -----------  -----------  --------------  ---------------
  (130,595,692)    177,067,955    (8,908,654)     13,030,300      826,119    6,742,551    (116,926,483)     603,911,524
--------------  --------------  ------------    ------------  -----------  -----------  --------------  ---------------
  (606,598,587)   (239,119,088)  (57,892,937)    (14,280,169)  (1,382,172)   5,266,556    (699,842,999)    (190,298,242)
 3,606,238,903   3,845,357,991   248,458,427     262,738,596   60,477,764   55,211,208   1,582,500,738    1,772,798,980
--------------  --------------  ------------    ------------  -----------  -----------  --------------  ---------------
$2,999,640,316  $3,606,238,903  $190,565,490    $248,458,427  $59,095,592  $60,477,764  $  882,657,739  $ 1,582,500,738
==============  ==============  ============    ============  ===========  ===========  ==============  ===============

                     Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 T. Rowe Price Small Cap
                                                                                    Growth Portfolio
                                                                               --------------------------

                                                                                 For the       For the
                                                                                Year Ended    Year Ended
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $ 18,345,297  $ (3,576,955)
   Net realized gain (loss) from security transactions........................  (63,940,947)   32,983,273
   Change in net unrealized (depreciation) appreciation of investments........   16,602,625   (64,417,219)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from operations............  (28,993,025)  (35,010,901)
                                                                               ------------  ------------
  From capital transactions:
   Net Premiums...............................................................   28,226,005    64,242,064
   Redemptions................................................................  (15,841,130)  (16,700,604)
                                                                               ------------  ------------
   Total net (redemptions) premiums...........................................   12,384,875    47,541,460
   Net portfolio transfers....................................................  (24,810,765)   43,380,276
   Net other transfers........................................................      (53,080)      400,793
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from capital transactions..  (12,478,970)   91,322,529
                                                                               ------------  ------------
NET CHANGE IN NET ASSETS......................................................  (41,471,995)   56,311,628
NET ASSETS--BEGINNING OF PERIOD...............................................  285,120,403   228,808,775
                                                                               ------------  ------------
NET ASSETS--END OF PERIOD..................................................... $243,648,408  $285,120,403
                                                                               ============  ============

                                                                                     Scudder Global
                                                                                    Equity Portfolio
                                                                               --------------------------

                                                                                 For the       For the
                                                                                Year Ended    Year Ended
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $ 17,805,115  $ (1,523,155)
   Net realized gain (loss) from security transactions........................     (344,522)    4,985,143
   Change in net unrealized (depreciation) appreciation of investments........  (50,075,476)   (7,851,623)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from operations............  (32,614,883)   (4,389,635)
                                                                               ------------  ------------
  From capital transactions:
   Net Premiums...............................................................   24,278,930    35,195,651
   Redemptions................................................................  (10,733,613)  (10,278,539)
                                                                               ------------  ------------
   Total net (redemptions) premiums...........................................   13,545,317    24,917,112
   Net portfolio transfers....................................................   (9,195,948)   12,963,515
   Net other transfers........................................................      (31,909)      (20,600)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from capital transactions..    4,317,460    37,860,027
                                                                               ------------  ------------
NET CHANGE IN NET ASSETS......................................................  (28,297,423)   33,470,392
NET ASSETS--BEGINNING OF PERIOD...............................................  185,825,852   152,355,460
                                                                               ------------  ------------
NET ASSETS--END OF PERIOD..................................................... $157,528,429  $185,825,852
                                                                               ============  ============

                      See Notes to Financial Statements.


 Harris Oakmark Large Cap   Neuberger Berman Partners    T. Rowe Price Large Cap    Lehman Brothers Aggregate
     Value Portfolio         Mid Cap Value Portfolio        Growth Portfolio          Bond Index Portfolio
-------------------------  --------------------------  --------------------------  --------------------------

  For the       For the      For the       For the       For the       For the       For the       For the
 Year Ended    Year Ended   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
December 31,  December 31, December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2001          2000         2001          2000          2001          2000          2001          2000
------------  ------------ ------------  ------------  ------------  ------------  ------------  ------------
$ (1,389,508) $   706,554  $  1,195,041  $  3,314,456  $ (1,748,863) $  3,783,585  $    489,786  $  6,423,101
    (336,559)    (851,602)    3,807,073       626,493      (682,160)    1,407,879       988,979      (242,034)
  16,427,340    6,031,550   (10,467,310)   12,263,128   (17,787,487)  (12,874,317)    8,296,558     4,051,689
------------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
  14,701,273    5,886,502    (5,465,196)   16,204,077   (20,218,510)   (7,682,853)    9,775,323    10,232,756
------------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
  43,289,710   10,080,640    30,474,103    18,110,546    28,687,964    56,565,448    59,258,535    38,940,684
  (9,475,831)  (2,539,644)  (10,432,016)   (3,385,427)   (9,751,130)   (6,946,640)  (13,628,069)   (6,644,444)
------------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
  33,813,879    7,540,996    20,042,087    14,725,119    18,936,834    49,618,808    45,630,466    32,296,240
  97,996,381    4,216,806     5,817,583    61,450,085   (20,582,506)   80,976,904    29,693,207     3,787,774
      (2,270)      (2,007)       (5,285)      (13,129)      (34,941)      (54,504)      (39,733)       (1,868)
------------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
 131,807,990   11,755,795    25,854,385    76,162,075    (1,680,613)  130,541,208    75,283,940    36,082,146
------------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
 146,509,263   17,642,297    20,389,189    92,366,152   (21,899,123)  122,858,355    85,059,263    46,314,902
  50,882,202   33,239,905   123,890,201    31,524,049   169,540,908    46,682,553   124,299,965    77,985,063
------------  -----------  ------------  ------------  ------------  ------------  ------------  ------------
$197,391,465  $50,882,202  $144,279,390  $123,890,201  $147,641,785  $169,540,908  $209,359,228  $124,299,965
============  ===========  ============  ============  ============  ============  ============  ============

                     Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                Morgan Stanley EAFE Index
                                                                                        Portfolio
                                                                               --------------------------

                                                                                 For the       For the
                                                                                Year Ended    Year Ended
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $   (817,472) $    561,356
   Net realized gain (loss) from security transactions........................  (19,467,764)    1,861,373
   Change in net unrealized (depreciation) appreciation of investments........   (2,918,733)  (15,480,357)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from operations............  (23,203,969)  (13,057,628)
                                                                               ------------  ------------
  From capital transactions:
   Net premiums...............................................................   28,355,503    35,014,830
   Redemptions................................................................   (6,204,831)   (4,646,261)
                                                                               ------------  ------------
   Total net (redemptions) premiums...........................................   22,150,672    30,368,569
   Net portfolio transfers....................................................    6,905,872    23,106,960
   Net other transfers........................................................      (11,272)       10,745
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from capital transactions..   29,045,272    53,486,274
                                                                               ------------  ------------
NET CHANGE IN NET ASSETS......................................................    5,841,303    40,428,646
NET ASSETS--BEGINNING OF PERIOD...............................................   93,889,259    53,460,613
                                                                               ------------  ------------
NET ASSETS--END OF PERIOD..................................................... $ 99,730,562  $ 93,889,259
                                                                               ============  ============

                                                                                      Russell 2000
                                                                                     Index Portfolio
                                                                               --------------------------

                                                                                 For the       For the
                                                                                Year Ended    Year Ended
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $ (1,099,774) $ 15,021,725
   Net realized gain (loss) from security transactions........................   (1,019,377)    3,301,439
   Change in net unrealized (depreciation) appreciation of investments........    2,115,434   (26,291,455)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from operations............       (3,717)   (7,968,291)
                                                                               ------------  ------------
  From capital transactions:
   Net premiums...............................................................   22,795,243    40,523,213
   Redemptions................................................................   (7,832,759)   (5,803,956)
                                                                               ------------  ------------
   Total net (redemptions) premiums...........................................   14,962,484    34,719,257
   Net portfolio transfers....................................................   (8,465,618)   17,515,487
   Net other transfers........................................................      (14,940)      (13,572)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from capital transactions..    6,481,926    52,221,172
                                                                               ------------  ------------
NET CHANGE IN NET ASSETS......................................................    6,478,209    44,252,881
NET ASSETS--BEGINNING OF PERIOD...............................................  115,683,482    71,430,601
                                                                               ------------  ------------
NET ASSETS--END OF PERIOD..................................................... $122,161,691  $115,683,482
                                                                               ============  ============

                      See Notes to Financial Statements.

                                                                                        Janus     Franklin Templeton
       Putnam Large        State Street Research Aurora       MetLife Mid Cap          Growth         Small Cap
   Cap Growth Portfolio     Small Cap Value Portfolio      Stock Index Portfolio      Portfolio    Growth Portfolio
-------------------------  ---------------------------  --------------------------  ------------- ------------------
                For the                     For the                     For the        For the         For the
  For the    Period May 1,   For the     Period July 5, For the Year Period July 5, Period May 1,   Period May 1,
 Year Ended     2000 to     Year Ended      2000 to        Ended        2000 to        2001 to         2001 to
December 31, December 31,  December 31,   December 31,  December 31,  December 31,  December 31,     December 31,
    2001         2000          2001           2000          2001          2000          2001             2001
------------ ------------- ------------  -------------- ------------ -------------- ------------- ------------------
$  (290,076)  $   (72,971) $ (1,181,736)  $   196,244   $  (542,629)  $    53,608    $  (34,781)      $  (23,853)
 (3,198,474)     (185,190)    2,710,571       172,388      (704,463)      168,998      (284,528)         (92,759)
 (4,848,712)   (5,089,750)   11,525,102     5,596,711       907,048    (1,080,128)     (221,552)         121,474
-----------   -----------  ------------   -----------   -----------   -----------    ----------       ----------
 (8,337,262)   (5,347,911)   13,053,937     5,965,343      (340,044)     (857,522)     (540,861)           4,862
-----------   -----------  ------------   -----------   -----------   -----------    ----------       ----------
 11,725,933     8,362,353    57,884,018    13,251,225    27,729,414    12,910,074     4,067,645        2,352,146
 (1,094,842)     (186,448)   (8,894,295)     (406,186)   (4,228,148)     (735,232)     (104,809)         (59,962)
-----------   -----------  ------------   -----------   -----------   -----------    ----------       ----------
 10,631,091     8,175,905    48,989,723    12,845,039    23,501,266    12,174,842     3,962,836        2,292,184
  6,858,021    15,974,405    95,499,619    32,196,875     3,843,424    48,200,338     4,965,438        4,705,317
      9,368         2,210      (144,748)       (3,848)       14,241           724        (8,103)          (2,953)
-----------   -----------  ------------   -----------   -----------   -----------    ----------       ----------
 17,498,480    24,152,520   144,344,594    45,038,066    27,358,931    60,375,904     8,920,171        6,994,548
-----------   -----------  ------------   -----------   -----------   -----------    ----------       ----------
  9,161,218    18,804,609   157,398,531    51,003,409    27,018,887    59,518,382     8,379,311        6,999,410
 18,804,609            --    51,003,409            --    59,518,382            --            --               --
-----------   -----------  ------------   -----------   -----------   -----------    ----------       ----------
$27,965,827   $18,804,609  $208,401,940   $51,003,409   $86,537,269   $59,518,382    $8,379,310       $6,999,410
===========   ===========  ============   ===========   ===========   ===========    ==========       ==========

                      Metropolitan Life Separate Account

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      Davis Venture
                                                                                     Value Portfolio
                                                                               --------------------------
                                                                                               For the
                                                                               For the Year Period July 5,
                                                                                  Ended        2000 to
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $ 3,410,789   $   (89,868)
   Net realized gain (loss) from security transactions........................  (2,016,375)       (4,521)
   Change in net unrealized (deprecation) appreciation of investments.........  (7,151,686)      454,608
                                                                               -----------   -----------
   Net (decrease) increase in net assets resulting from operations............  (5,757,272)      360,219
                                                                               -----------   -----------
  From capital transactions:
   Net premiums...............................................................  22,970,731     8,514,867
   Redemptions................................................................  (2,519,810)     (450,121)
                                                                               -----------   -----------
   Total net (redemptions) premiums...........................................  20,450,921     8,064,746
   Net portfolio transfers....................................................  14,699,473    20,555,003
   Net other transfers........................................................     (17,824)         (903)
                                                                               -----------   -----------
   Net (decrease) increase in net assets resulting from capital transactions..  35,132,570    28,618,846
                                                                               -----------   -----------
NET CHANGE IN NET ASSETS......................................................  29,375,298    28,979,065
NET ASSETS--BEGINNING OF PERIOD...............................................  28,979,065            --
                                                                               -----------   -----------
NET ASSETS--END OF PERIOD..................................................... $58,354,363   $28,979,065
                                                                               ===========   ===========

                                                                                      Loomis Sayles
                                                                                   Small Cap Portfolio
                                                                               --------------------------
                                                                                               For the
                                                                               For the Year Period July 5,
                                                                                  Ended        2000 to
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $   785,264    $  (26,720)
   Net realized gain (loss) from security transactions........................    (566,119)     (164,199)
   Change in net unrealized (deprecation) appreciation of investments.........  (1,185,244)      (66,085)
                                                                               -----------    ----------
   Net (decrease) increase in net assets resulting from operations............    (966,099)     (257,004)
                                                                               -----------    ----------
  From capital transactions:
   Net premiums...............................................................   5,571,839     2,778,025
   Redemptions................................................................    (430,618)     (360,464)
                                                                               -----------    ----------
   Total net (redemptions) premiums...........................................   5,141,221     2,417,561
   Net portfolio transfers....................................................   2,621,334     7,112,764
   Net other transfers........................................................     (16,318)        6,481
                                                                               -----------    ----------
   Net (decrease) increase in net assets resulting from capital transactions..   7,746,237     9,536,806
                                                                               -----------    ----------
NET CHANGE IN NET ASSETS......................................................   6,780,138     9,279,802
NET ASSETS--BEGINNING OF PERIOD...............................................   9,279,802            --
                                                                               -----------    ----------
NET ASSETS--END OF PERIOD..................................................... $16,059,940    $9,279,802
                                                                               ===========    ==========

                      See Notes to Financial Statements.

      MFS                              Harris         Salomon Brothers           Salomon
   Investors       MFS Research    Oakmark Mid Cap     Strategic Bond          Brothers US         Fidelity VIP Money
Trust Portfolio Managers Portfolio Value Portfolio Opportunities Portfolio Government Portfolio     Market Portfolio
--------------- ------------------ --------------- ----------------------- -------------------- ------------------------
    For the          For the           For the             For the
 Period May 1,    Period May 1,     Period May 1,       Period May 1,                           For the Year For the Year
    2001 to          2001 to           2001 to             2001 to               For the           Ended        Ended
 December 31,      December 31,     December 31,        December 31,        Period May 1, 2001  December 31, December 31,
     2001              2001             2001                2001           to December 31, 2001     2001         2000
--------------- ------------------ --------------- ----------------------- -------------------- ------------ ------------
  $  (17,516)       $   (6,670)      $  (281,199)        $  (32,522)           $   (67,139)     $   379,811  $   488,508
     (40,034)           (6,449)           18,688             14,575                140,914           (1,383)          --
     (53,859)          (45,135)        4,961,108            110,225                 13,739               --           --
  ----------        ----------       -----------         ----------            -----------      -----------  -----------
    (111,409)          (58,254)        4,698,597             92,278                 87,514          378,428      488,508
  ----------        ----------       -----------         ----------            -----------      -----------  -----------
   2,117,535           563,137        16,869,874          3,660,495              9,311,981        3,646,116    2,494,854
     (70,413)          (20,851)       (1,451,046)          (108,151)              (635,745)      (6,814,819)  (1,298,263)
  ----------        ----------       -----------         ----------            -----------      -----------  -----------
   2,047,122           542,286        15,418,828          3,552,344              8,676,236       (3,168,703)   1,196,591
   2,231,462           981,355        57,897,479          4,403,445              9,761,913        2,287,497    3,736,035
        (278)           (1,012)            4,865             (2,547)                (3,063)             (66)         (33)
  ----------        ----------       -----------         ----------            -----------      -----------  -----------
   4,278,306         1,522,629        73,321,172          7,953,242             18,435,086         (881,272)   4,932,593
  ----------        ----------       -----------         ----------            -----------      -----------  -----------
   4,166,897         1,464,375        78,019,769          8,045,520             18,522,600         (502,844)   5,421,101
          --                --                --                 --                     --       15,740,179   10,319,078
  ----------        ----------       -----------         ----------            -----------      -----------  -----------
  $4,166,897        $1,464,375       $78,019,769         $8,045,520            $18,522,600      $15,237,335  $15,740,179
  ==========        ==========       ===========         ==========            ===========      ===========  ===========

                      Metropolitan Life Separate Account

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Fidelity VIP Equity
                                                                                    Income Portfolio
                                                                               --------------------------
                                                                               For the Year  For the Year
                                                                                  Ended         Ended
                                                                               December 31,  December 31,
                                                                                   2001          2000
                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $  6,992,912  $  9,072,102
   Net realized gain (loss) from security transactions........................    1,349,973     3,950,591
   Change in net unrealized (depreciation) appreciation of investments........  (16,321,538)   (4,437,251)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from operations............   (7,978,653)    8,585,442
                                                                               ------------  ------------
  From capital transactions:
   Net premiums...............................................................   21,719,604    14,991,159
   Redemptions................................................................   (8,013,039)   (9,971,830)
                                                                               ------------  ------------
   Total net (redemptions) premiums...........................................   13,706,565     5,019,329
   Net portfolio transfers....................................................   (3,203,013)  (15,486,984)
   Net other transfers........................................................      (48,131)      (23,777)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from capital transactions..   10,455,421   (10,491,432)
                                                                               ------------  ------------
NET CHANGE IN NET ASSETS......................................................    2,476,768    (1,905,990)
NET ASSETS--BEGINNING OF PERIOD...............................................  130,953,599   132,859,589
                                                                               ------------  ------------
NET ASSETS--END OF PERIOD..................................................... $133,430,367  $130,953,599
                                                                               ============  ============

                                                                               Fidelity VIP Growth Portfolio
                                                                               ----------------------------
                                                                               For the Year    For the Year
                                                                                  Ended           Ended
                                                                               December 31,    December 31,
                                                                                   2001            2000
                                                                               ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
   Net investment income (loss)............................................... $ 12,771,693    $ 24,723,860
   Net realized gain (loss) from security transactions........................    4,343,482       7,593,703
   Change in net unrealized (depreciation) appreciation of investments........  (59,277,205)    (62,636,452)
                                                                               ------------    ------------
   Net (decrease) increase in net assets resulting from operations............  (42,162,030)    (30,318,889)
                                                                               ------------    ------------
  From capital transactions:
   Net premiums...............................................................   31,287,806      27,763,564
   Redemptions................................................................  (11,649,137)    (16,368,150)
                                                                               ------------    ------------
   Total net (redemptions) premiums...........................................   19,638,669      11,395,414
   Net portfolio transfers....................................................  (12,954,638)       (929,926)
   Net other transfers........................................................      (45,081)        (93,123)
                                                                               ------------    ------------
   Net (decrease) increase in net assets resulting from capital transactions..    6,638,950      10,372,365
                                                                               ------------    ------------
NET CHANGE IN NET ASSETS......................................................  (35,523,080)    (19,946,524)
NET ASSETS--BEGINNING OF PERIOD...............................................  225,562,990     245,509,514
                                                                               ------------    ------------
NET ASSETS--END OF PERIOD..................................................... $190,039,910    $225,562,990
                                                                               ============    ============

                      See Notes to Financial Statements.


       Fidelity VIP        Fidelity VIP II Investment Fidelity VIP II Asset Manager  Calvert Social Balanced
    Overseas Portfolio        Grade Bond Portfolio              Portfolio                   Portfolio
-------------------------  -------------------------  ----------------------------  ------------------------
For the Year  For the Year For the Year  For the Year For the Year    For the Year  For the Year For the Year
   Ended         Ended        Ended         Ended        Ended           Ended         Ended        Ended
December 31,  December 31, December 31,  December 31, December 31,    December 31,  December 31, December 31,
    2001          2000         2001          2000         2001            2000          2001         2000
------------  ------------ ------------  ------------ ------------    ------------  ------------ ------------
$  4,124,361  $ 3,272,820  $   492,357   $   541,170  $ 2,573,671     $ 5,767,589   $ 2,290,450  $ 1,943,372
 (11,481,626)  (5,549,491)      22,431           559      (72,641)        616,064       409,210      815,669
     569,907   (3,978,812)     412,609       419,832   (5,345,005)     (9,236,696)   (6,985,802)  (5,365,536)
------------  -----------  -----------   -----------  -----------     -----------   -----------  -----------
  (6,787,358)  (6,255,483)     927,397       961,561   (2,843,975)     (2,853,043)   (4,286,142)  (2,606,495)
------------  -----------  -----------   -----------  -----------     -----------   -----------  -----------
   4,230,751    5,156,677    3,168,235     1,577,763    5,275,568       6,030,690     6,593,693    6,968,100
  (2,224,873)  (2,031,142)  (1,265,495)     (652,347)  (3,352,358)     (4,839,200)   (2,394,706)  (3,346,894)
------------  -----------  -----------   -----------  -----------     -----------   -----------  -----------
   2,005,878    3,125,535    1,902,740       925,416    1,923,210       1,191,490     4,198,987    3,621,206
  (2,822,921)     123,654    2,275,631      (206,123)  (2,607,518)     (2,444,733)   (2,530,451)    (840,765)
      (9,706)     181,116          434        (1,931)     (32,230)        (33,521)       (5,289)     (50,133)
------------  -----------  -----------   -----------  -----------     -----------   -----------  -----------
    (826,749)   3,430,305    4,178,805       717,362     (716,538)     (1,286,764)    1,663,247    2,730,308
------------  -----------  -----------   -----------  -----------     -----------   -----------  -----------
  (7,614,107)  (2,825,178)   5,106,202     1,678,923   (3,560,513)     (4,139,807)   (2,622,895)     123,813
  32,255,685   35,080,863   10,964,209     9,285,286   56,033,223      60,173,030    54,425,869   54,302,056
------------  -----------  -----------   -----------  -----------     -----------   -----------  -----------
$ 24,641,578  $32,255,685  $16,070,411   $10,964,209  $52,472,710     $56,033,223   $51,802,974  $54,425,869
============  ===========  ===========   ===========  ===========     ===========   ===========  ===========

                      Metropolitan Life Separate Account

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         MFS Research
                                                                                Calvert Social Mid Cap   International
                                                                                   Growth Portfolio        Portfolio
                                                                               ------------------------  -------------
                                                                                                            For the
                                                                                 For the      For the    Period May 1,
                                                                                Year Ended   Year Ended     2001 to
                                                                               December 31, December 31, December 31,
                                                                                   2001         2000         2001
                                                                               ------------ ------------ -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)............................................... $   690,657  $   822,405   $   (8,430)
   Net realized gain (loss) from security transactions........................      91,761      338,286     (154,703)
   Change in net unrealized (depreciation) appreciation of investments........  (2,456,958)    (405,581)      64,927
                                                                               -----------  -----------   ----------
   Net (decrease) increase in net assets resulting from operations............  (1,674,540)     755,110      (98,206)
                                                                               -----------  -----------   ----------
  From capital transactions:
   Net premiums...............................................................   2,975,912    1,606,428    1,907,461
   Redemptions................................................................    (698,397)    (729,665)     (28,536)
                                                                               -----------  -----------   ----------
   Total net (redemptions) premiums...........................................   2,277,515      876,763    1,878,925
   Net portfolio transfers....................................................    (484,072)   2,567,542    1,830,503
   Net other transfers........................................................      (6,559)       1,965          521
                                                                               -----------  -----------   ----------
   Net (decrease) increase in net assets resulting from capital transactions..   1,786,884    3,446,270    3,709,949
                                                                               -----------  -----------   ----------
NET CHANGE IN NET ASSETS......................................................     112,344    4,201,380    3,611,743
NET ASSETS--BEGINNING OF PERIOD...............................................  12,214,726    8,013,346           --
                                                                               -----------  -----------   ----------
NET ASSETS--END OF PERIOD..................................................... $12,327,070  $12,214,726   $3,611,743
                                                                               ===========  ===========   ==========

                      See Notes to Financial Statements.

                     PIMCO         PIMCO     American Funds American Funds  American Funds
 MFS Mid Cap     Total Return   Innovations      Growth      Global Small      Growth &
   Growth          Portfolio     Portfolio     Portfolio    Cap Portfolio  Income Portfolio
-------------    ------------- ------------- -------------- -------------- ----------------
   For the          For the       For the       For the        For the         For the
Period May 1,    Period May 1, Period May 1, Period May 1,  Period May 1,   Period May 1,
   2001 to          2001 to       2001 to       2001 to        2001 to         2001 to
December 31,     December 31,  December 31,   December 31,   December 31,    December 31,
    2001             2001          2001           2001           2001            2001
-------------    ------------- ------------- -------------- -------------- ----------------
$   (43,236)      $   630,468   $   (48,151)  $ 1,948,431     $   38,470     $   404,468
   (272,607)          113,883       571,002    (2,689,026)      (173,168)       (246,604)
    497,687          (298,698)     (247,179)      770,317        561,696         413,295
 -----------      -----------   -----------   -----------     ----------     -----------
    181,844           445,653       275,672        29,722        426,998         571,159
 -----------      -----------   -----------   -----------     ----------     -----------
  4,173,265        13,011,753     2,672,212    17,039,465      2,930,262      13,166,365
  (174,183)          (447,923)     (164,818)     (454,636)       (53,280)       (443,449)
 -----------      -----------   -----------   -----------     ----------     -----------
  3,999,082        12,563,830     2,507,394    16,584,829      2,876,982      12,722,916
  8,952,053        16,785,028    12,815,220    29,950,379      4,329,114      22,928,444
       (153)           (7,191)     (301,763)      (17,817)       (10,473)         (4,587)
 -----------      -----------   -----------   -----------     ----------     -----------
  12,950,982       29,341,667    15,020,851    46,517,391      7,195,623      35,646,773
 -----------      -----------   -----------   -----------     ----------     -----------
  13,132,826       29,787,320    15,296,523    46,547,113      7,622,621      36,217,932
          --               --            --            --             --              --
 -----------      -----------   -----------   -----------     ----------     -----------
 $13,132,826      $29,787,320   $15,296,523   $46,547,113     $7,622,621     $36,217,932
 ===========      ===========   ===========   ===========     ==========     ===========

                     Metropolitan Life Separate Account E

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2001

1. BUSINESS

   Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company ("Metropolitan Life"), was established on September 27, 1983 to support Metropolitan Life's operations with respect to certain variable annuity contracts ("Contracts"). Metropolitan Life is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Separate Account was registered as a unit investment trust on April 6, 1984 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York Insurance Department. The Separate Account presently consists of forty-seven investment portfolios that support five Contracts (VestMet, Preference Plus, Preference Plus Select, Enhanced and Financial Freedom, and MetLife Asset Builder). The assets in each Contract are invested in shares of the corresponding portfolios of the Metropolitan Series Fund, Inc., the Fidelity Variable Insurance Products Funds, the Calvert
Variable Series Fund, Inc., the New England Zenith Series Fund, the American Series Fund, and the MetLife Investors Trust Funds, collectively, (the "Funds").

   The assets of the Separate Account are registered in the name of Metropolitan Life. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Metropolitan Life's other assets and liabilities. The portion of the Separate Accounts' assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Metropolitan Life may conduct.

   On May 1, 2000, operations commenced for the one new investment portfolio added to the separate account on that date, Putnam Large Cap Growth Portfolio. On July 5, 2000, operations commenced for the four new investment portfolios added to the Separate Account on that date: the State Street Research Aurora Small Cap Value Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Davis Venture Value Portfolio, and the Loomis Sayles Small Cap Portfolio. On May 1, 2001, operations commenced for the fourteen new investment portfolios added to the Separate Account on that date: Janus Growth Portfolio, Franklin Templeton Small Cap Growth Portfolio, MFS Investors Trust Portfolio, MFS Research Managers Portfolio, Harris Oakmark Mid Cap Value Portfolio, Salomon Brothers Strategic Bond Opportunities Portfolio, Salomon Brothers U.S. Government Portfolio, American Funds Growth Portfolio, American Funds Growth & Income Portfolio, American Funds Global Small Cap Portfolio, MFS Mid Cap Growth Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio, and PIMCO Innovations Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

       The financial statements included therein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. Valuation of Investments

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the Funds are valued at fair value. Money market fund investments are valued utilizing the amortized cost method of valuation.

    B. Security Transactions

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

    C. Federal Income Taxes

       The operations of the Separate Account are included in the Federal income tax return of Metropolitan Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code
       (IRC). Under the current provisions of the IRC, Metropolitan Life does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. Metropolitan Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributed to the contracts.

    D. Net Premiums

       Metropolitan Life deducts a sales load and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain policies, Metropolitan Life also deducts a Federal income tax charge before amounts are allocated to the Separate Account. The Federal income tax charge is imposed in connection with certain policies to recover a portion of the Federal income tax adjustment attributable to policy acquisition expenses.

    E. Use of Estimates

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

    F. Purchase Payments

       Purchase payments received by Metropolitan Life are credited as Accumulation Units as of the end of the valuation period in which received, as provided in the prospectus.

3. EXPENSES

   With respect to assets in the Separate Account that support certain policies, Metropolitan Life deducts a charge from the net assets of the Separate Account for the assumption of general administrative expenses and mortality and expense risks. This charge is equivalent to an effective annual rate of 1.5% of the average daily values of the assets in the Separate Account for VestMet contracts and 1.25% for Preference Plus contracts. Of this charge, Metropolitan Life estimates .75% is for general administrative expenses for VestMet contracts and .50% is for Preference Plus contracts and .75% is for the mortality and expense risk on both contracts. However, for the Enhanced and Financial Freedom Account Contracts, the charge is equivalent to an effective annual rate of .95% of the average daily value of the assets for these contracts. Of this charge, Metropolitan Life estimates .20% is for general administrative expenses and .75% is for mortality and expense risk. The Variable B, C, and D contracts are charged for administrative expenses and mortality and expense risk according to the rate under their respective contracts. The Separate Account charges for Preference Plus Select contracts are as follows: 1.25% for the B class; 1.50% for the L class; 1.65% for the C class; and 1.70% for the first seven years of the Bonus class (after which this reverts to the B class charge.) In addition, there are Separate Account charges associated with the optional riders available; these are as follows: 0.10% for the Annual Step-Up death benefit; 0.25% for the Greater of Annual Step-Up; and 5% Increase death benefit; and 0.25% for the Earnings Preservation Benefit.

4. PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 are as follows:

                                                              Purchases    Sales
                                                              ---------- ----------
                                                                 (In Thousands)
State Street Research Investment Trust Portfolio............. $  334,238 $  252,191
State Street Research Income Portfolio.......................     92,822     29,524
State Street Research Money Market Portfolio.................      3,112      2,918
State Street Research Diversified Portfolio..................    225,710    239,278
State Street Research Investment Trust Portfolio (Variable B)      9,840      5,900
State Street Research Investment Trust Portfolio (Variable C)        348        127
State Street Research Investment Trust Portfolio (Variable D)          5         --
State Street Research Aggressive Growth Portfolio............    304,739    164,877
MetLife Stock Index Portfolio................................    457,231    368,477
Putnam International Stock Portfolio.........................  1,112,743  1,174,920
Loomis Sayles High Yield Bond Portfolio......................     22,682     18,957
Janus Mid Cap Portfolio......................................    163,488    361,427
T. Rowe Price Small Cap Growth Portfolio.....................    269,909    327,983
Scudder Global Equity Portfolio..............................     34,929     13,151
Harris Oakmark Large Cap Value Portfolio.....................    147,112     17,030
Neuberger Berman Partners Mid Cap Value Portfolio............     58,889     28,033
T. Rowe Price Large Cap Growth Portfolio.....................     20,661     24,772
Lehman Brothers Aggregate Bond Index Portfolio...............    103,344     26,581
Morgan Stanley EAFE Index Portfolio..........................     91,824     83,064
Russell 2000 Index Portfolio.................................     23,899     19,536
Putnam Large Cap Growth Portfolio............................     20,930      6,920
State Street Research Aurora Small Cap Value Portfolio.......    160,318     14,444
MetLife Mid Cap Stock Index Portfolio........................     38,932     12,820
Janus Growth Portfolio.......................................     10,029      1,428
Franklin Templeton Small Cap Growth..........................      7,504        626
Davis Venture Value Portfolio................................     45,278      8,751
Loomis Sayles Small Cap Portfolio............................     10,705      2,740
MFS Investors Trust Portfolio................................      4,613        393
MFS Research Managers Portfolio..............................      1,821        312
Harris Oakmark Mid Cap Value Portfolio.......................     74,936      1,877
Salomon Brothers Strategic Bond Opportunities Portfolio......      8,770        835
Salomon Brothers U.S. Government Portfolio...................     23,093      4,584
Fidelity VIP Money Market Portfolio..........................    594,906    595,407
Fidelity VIP Equity Income Portfolio.........................     23,437      4,638
Fidelity VIP Growth Portfolio................................     35,914     12,160
Fidelity VIP Overseas Portfolio..............................    274,805    282,989
Fidelity VIP II Investment Grade Bond Portfolio..............      6,321      1,627
Fidelity VIP II Asset Manager Portfolio......................      5,890      4,105
Calvert Social Balanced Portfolio............................      7,007      2,644
Calvert Social Mid Cap Growth Portfolio......................      3,927      1,358
MFS Research International Portfolio.........................      8,120      4,573
MFS Mid Cap Growth Portfolio.................................     14,012      1,377
PIMCO Total Return Portfolio.................................     32,540      2,454
PIMCO Innovations Portfolio..................................     29,593     14,050
American Funds Growth Portfolio..............................     54,279      8,503
American Funds Global Small Cap Portfolio....................      8,025        964
American Funds Growth & Income Portfolio.....................     36,948      1,143
                                                              ---------- ----------
Total........................................................ $5,020,178 $4,152,468
                                                              ========== ==========

5. CHANGES IN UNITS OUTSTANDING

   The changes in units outstanding for the year ended December 31, 2001 are as follows:

                                                               State Street
                                   State Street   State Street   Research   State Street
                                     Research       Research      Money       Research
                                 Investment Trust    Income       Market    Diversified
                                    Portfolio      Portfolio    Portfolio    Portfolio
                                 ---------------- ------------ ------------ ------------
(In Thousands)
Outstanding at January 1, 2000..      66,973         17,699         637        78,707
Activity during 2001:
  Issued........................       6,835          6,415         151         7,709
  Redeemed......................     (14,127)        (4,737)       (161)      (15,763)
                                     -------         ------        ----       -------
Outstanding at December 31, 2001      59,681         19,377         627        70,653
                                     =======         ======        ====       =======

                              State Street
                                Research    MetLife     Putnam     Loomis Sayles
Variable  Variable  Variable   Aggressive    Stock   International  High Yield     Janus
    B         C         D        Growth      Index       Stock         Bond       Mid Cap
Portfolio Portfolio Portfolio  Portfolio   Portfolio   Portfolio     Portfolio   Portfolio
--------- --------- --------- ------------ --------- ------------- ------------- ---------
   367       16         0.1      35,680      90,483      15,094        5,542       61,499
   306        8        0.03       5,786      25,206      83,745        2,709       24,018
  (173)      (3)      (0.03)     (8,663)    (28,975)    (84,078)      (2,690)     (30,123)
  ----       --       -----      ------     -------     -------       ------      -------
   500       21         0.1      32,803      86,714      14,761        5,561       55,394
  ====       ==       =====      ======     =======     =======       ======      =======

                                 T. Rowe Price                                  Neuberger
                                   Small Cap      Scudder    Harris Oakmark  Berman Partners
                                    Growth     Global Equity Large Cap Value  Mid Cap Value
                                   Portfolio     Portfolio      Portfolio       Portfolio
                                 ------------- ------------- --------------- ---------------
(In Thousands)
Outstanding at January 1, 2000..     20,924       12,438          5,122           7,840
Activity during 2001:
  Issued........................     25,896        3,260         19,069           7,769
  Redeemed......................    (26,924)      (2,978)        (7,195)         (6,126)
                                    -------       ------         ------          ------
Outstanding at December 31, 2001     19,896       12,720         16,996           9,483
                                    =======       ======         ======          ======


T. Rowe Price Lehman Brothers   Morgan                            State Street
  Large Cap      Aggregate     Stanley    Russell   Putnam Large Research Aurora   MetLife Mid     Janus
   Growth       Bond Index    EAFE Index 2000 Index  Cap Growth  Small Cap Value Cap Stock Index  Growth
  Portfolio      Portfolio    Portfolio  Portfolio   Portfolio      Portfolio       Portfolio    Portfolio
------------- --------------- ---------- ---------- ------------ --------------- --------------- ---------
   12,984         11,437         8,353      9,545       2,596         4,165           5,604           --
    5,100         13,647        12,943      4,257       5,176        17,050           6,238        1,422
   (5,396)        (6,913)       (9,821)    (3,687)     (2,120)       (6,363)         (3,505)        (342)
   ------         ------        ------     ------      ------        ------          ------        -----
   12,688         18,171        11,475     10,115       5,652        14,852           8,337        1,080
   ======         ======        ======     ======      ======        ======          ======        =====

                                     Franklin
                                    Templeton         Davis     Loomis Sayles MFS Investors
                                 Small Cap Growth Venture Value   Small Cap       Trust
                                    Portfolio       Portfolio     Portfolio     Portfolio
                                 ---------------- ------------- ------------- -------------
(In Thousands)
Outstanding at January 1, 2000..         --             940          367            --
Activity during 2001:
  Issued........................        932           2,135          595           570
  Redeemed......................       (137)           (922)        (260)          (71)
                                       ----           -----         ----           ---
Outstanding at December 31, 2001        795           2,153          702           499
                                       ====           =====         ====           ===

                                                        Fidelity
               Harris     Salomon Brothers    Salomon      VIP                  Fidelity  Fidelity
MFS Research Oakmark Mid     Strategic      Brothers US   Money   Fidelity VIP     VIP       VIP
  Managers    Cap Value  Bond Opportunities Government   Market   Equity Income  Growth   Overseas
 Portfolio    Portfolio      Portfolio       Portfolio  Portfolio   Portfolio   Portfolio Portfolio
------------ ----------- ------------------ ----------- --------- ------------- --------- ---------
     --            --             --              --       1,091      3,437       4,642      1,430
    199         3,701            625           1,921      40,755        709         982     14,307
    (33)         (793)          (129)           (685)    (40,818)      (426)       (830)   (14,339)
    ---         -----           ----           -----     -------      -----       -----    -------
    166         2,908            496           1,236       1,028      3,720       4,794      1,398
    ===         =====           ====           =====     =======      =====       =====    =======

                                   Fidelity  Fidelity
                                    VIP II    VIP II    Calvert     Calvert
                                  Investment   Asset    Social   Social Mid Cap
                                  Grade Bond  Manager  Balanced      Growth
                                  Portfolio  Portfolio Portfolio   Portfolio
                                  ---------- --------- --------- --------------
 (In Thousands)
 Outstanding at January 1, 2000..     603      2,240     2,063        393
 Activity during 2001:
   Issued........................     348        275       346        155
   Redeemed......................    (129)      (307)     (280)       (91)
                                     ----      -----     -----        ---
 Outstanding at December 31, 2001     822      2,208     2,129        457
                                     ====      =====     =====        ===

5. CHANGES IN UNITS OUTSTANDING--(Concluded)


MFS Research   MFS Mid      PIMCO        PIMCO    American Funds  American Funds  American Funds
International Cap Growth Total Return Innovations     Growth     Global Small Cap Growth & Income
  Portfolio   Portfolio   Portfolio    Portfolio    Portfolio       Portfolio        Portfolio
------------- ---------- ------------ ----------- -------------- ---------------- ---------------
       --          --          --           --           --              --              --
    1,020       1,919       3,617        5,264          510             695             474
     (605)       (361)       (793)      (3,208)        (116)           (136)            (62)
    -----       -----       -----       ------         ----            ----             ---
      415       1,558       2,824        2,056          394             559             412
    =====       =====       =====       ======         ====            ====             ===

6.  UNIT VALUES

   A summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying funds, for the period ended December 31, 2001 or lesser time period if applicable.

                                                                       State Street
                                     State Street     State Street       Research       State Street
                                       Research         Research          Money           Research
                                   Investment Trust      Income           Market        Diversified
                                      Portfolio        Portfolio        Portfolio        Portfolio
                                   ---------------- ---------------- ---------------- ----------------
2001
Units (In Thousands)..............           59,681           19,377              627           70,653
Unit Value........................ $30.49 to $68.31 $21.93 to $42.57 $20.00 to $21.65 $26.81 to $39.79
Net Assets (In Thousands).........       $1,946,685         $446,653          $12,549       $1,956,614
Investment Income Ratio to Net
 Assets (1).......................           13.58%            7.88%            3.81%            9.92%
Expenses as a percent of Average
 Net Assets (2)...................   0.95% to 1.80%   0.95% to 1.50%   1.25% to 1.50%   0.95% to 1.80%
Total Return (3)..................             -18%         1% to 7%         2% to 3%              -7%

--------
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios excluded those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                State Street
                                  Research         MetLife          Putnam        Loomis Sayles
Variable  Variable  Variable     Aggressive         Stock        International     High Yield          Janus
    B         C         D          Growth           Index            Stock            Bond            Mid Cap
Portfolio Portfolio Portfolio    Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
--------- --------- --------- ---------------- ---------------- ---------------- ---------------- ----------------
     500        21        --            32,803           86,714           14,761            5,561           55,394
 $142.17   $142.17   $165.93  $25.42 to $39.05 $32.93 to $38.60 $10.69 to $13.28 $10.65 to $10.80 $15.19 to $16.14
 $58,101    $2,268       $32          $867,274       $2,999,640         $190,565          $59,096         $882,658
  13.69%    13.28%    13.57%            25.00%            1.20%            3.64%           13.56%            0.00%
      1%        0%        0%    0.95% to 1.50%   0.95% to 1.80%   0.95% to 2.05%   0.95% to 1.25%   0.95% to 2.05%
    -18%      -18%      -17%       -24% to 25%             -13%       -21% to 0%       -2% to -3%       -38% to 2%


                                                 T. Rowe Price                                        Neuberger
                                                   Small Cap         Scudder      Harris Oakmark   Berman Partners
                                                    Growth        Global Equity   Large Cap Value   Mid Cap Value
                                                   Portfolio        Portfolio        Portfolio        Portfolio
                                                ---------------- ---------------- ---------------- ----------------
2001
Units (In Thousands)...........................           19,896           12,720           16,996            9,483
Unit Value..................................... $12.25 to $12.43 $11.97 to $12.55 $11.26 to $11.70 $14.76 to $15.34
Net Assets (In Thousands)......................         $243,648         $157,528         $197,391         $144,279
Investment Income Ratio to Net Assets (1)......            8.08%           11.56%            0.23%            2.22%
Expenses as a percent of Average Net Assets (2)   0.95% to 1.25%   0.95% to 1.80%   0.95% to 2.05%   0.95% to 2.05%
Total Return (3)...............................             -10%       -17% to 1%        3% to 17%        -3% to 3%


 T. Rowe Price   Lehman Brothers      Morgan                                      State Street
   Large Cap        Aggregate        Stanley         Russell       Putnam Large  Research Aurora    MetLife Mid        Janus
    Growth         Bond Index       EAFE Index      2000 Index      Cap Growth   Small Cap Value  Cap Stock Index     Growth
   Portfolio        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
---------------- ---------------- -------------- ---------------- -------------- ---------------- ---------------- --------------
          12,688           18,171         11,475           10,115          5,652           14,852            8,337          1,080
$11.29 to $11.73 $11.26 to $11.62 $8.44 to $8.77 $11.82 to $12.19 $4.95 to $4.97 $13.84 to $14.09 $10.36 to $10.41 $7.71 to $7.77
        $147,642         $209,359        $99,731         $122,162        $27,966         $208,402          $86,537         $8,379
           0.08%            1.57%          0.34%            0.27%          0.00%            0.49%            0.50%          0.00%
  0.95% to 2.05%   0.95% to 1.80% 0.95% to 2.05%   0.95% to 1.80% 0.95% to 1.25%   0.95% to 2.05%   0.95% to 1.25% 0.95% to 2.05%
      -11% to 1%         1% to 6%     -23% to 1%         0% to 3%   -31% to -32%        3% to 15%              -2%     -22% to 2%


                                                    Franklin
                                                   Templeton                       Loomis Sayles   MFS Investors
                                                Small Cap Growth  Davis Venture      Small Cap         Trust
                                                   Portfolio     Value Portfolio     Portfolio       Portfolio
                                                ---------------- ---------------- ---------------- --------------
2001
Units (In Thousands)...........................             795             2,153              702            499
Unit Value.....................................  $8.80 to $8.82  $25.24 to $27.60 $21.38 to $23.52 $8.15 to $8.42
Net Assets (In Thousands)......................          $6,999           $58,354          $16,060         $4,167
Investment Income Ratio to Net Assets (1)......           0.00%             9.18%            7.45%          0.00%
Expenses as a percent of Average Net Assets (2)  0.95% to 1.35%    0.95% to 2.05%   0.95% to 2.05% 0.95% to 2.05%
Total Return (3)...............................       12% to 0%        -12% to 2%        -9% to 2%     -11% to 1%


                                 Salomon Brothers      Salomon      Fidelity VIP
 MFS Research   Harris Oakmark      Strategic       Brothers U.S.      Money     Fidelity VIP  Fidelity VIP Fidelity VIP
   Managers     Mid Cap Value   Bond Opportunities   Government        Market    Equity Income    Growth      Overseas
  Portfolio       Portfolio         Portfolio         Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
-------------- ---------------- ------------------ ---------------- ------------ ------------- ------------ ------------
           166            2,908               496             1,236     1,028         3,720         4,794       1,398
$8.83 to $8.90 $24.84 to $27.50  $15.16 to $16.56  $15.07 to $15.40    $15.06        $35.86        $39.65      $17.54
        $1,464          $78,020            $8,046           $18,523   $15,237      $133,430      $190,040     $24,642
         0.00%            0.00%             0.00%             0.00%     3.27%         6.22%         7.04%      15.44%
0.95% to 1.25%   0.95% to 2.05%    0.95% to 2.05%    0.95% to 1.25%     0.95%         0.95%         0.95%       0.95%
    -11% to 1%        3% to 12%          1% to 3%          2% to 6%        3%           -6%          -18%        -22%


                                                Fidelity VIP II Fidelity VIP II     Calvert         Calvert
                                                  Investment         Asset          Social       Social Mid Cap
                                                  Grade Bond        Manager        Balanced          Growth
                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                --------------- --------------- ---------------- --------------
2001
Units (In Thousands)...........................         822           2,208                2,129        457
Unit Value.....................................      $19.54          $23.75     $23.01 to $24.80     $26.95
Net Assets (In Thousands)......................     $16,070         $52,473              $51,803    $12,327
Investment Income Ratio to Net Assets (1)......       4.60%           5.66%                5.60%      6.52%
Expenses as a percent of Average Net Assets (2)       0.95%           0.95%       0.95% to 1.25%      0.95%
Total Return (3)...............................          7%             -5%                  -8%       -13%


MFS Research      MFS Mid          PIMCO           PIMCO       American Funds    American Funds  American Funds
International    Cap Growth     Total Return    Innovations        Growth       Global Small Cap Growth & Income
  Portfolio      Portfolio       Portfolio       Portfolio       Portfolio         Portfolio        Portfolio
-------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
           415          1,558            2,824          2,056               394              559              412
$8.38 to $8.75 $8.23 to $8.44 $10.38 to $10.57 $7.44 to $7.46 $99.46 to $124.56 $13.16 to $13.78 $83.86 to $92.64
        $3,612        $13,133          $29,787        $15,297           $46,547           $7,623          $36,218
         0.21%          0.00%            2.49%          0.00%             4.53%            0.81%            1.47%
0.95% to 1.35% 0.95% to 1.80%   0.95% to 2.05% 0.95% to 1.25%    0.95% to 2.05%   0.95% to 2.05%   0.95% to 1.35%
     13% to 2%     -16% to 2%         0% to 6%   -26% to -25%        -15% to 0%         9% to 2%        -3% to 0%

                  NOTES TO FINANCIAL STATEMENTS--(Concluded)



7. CHANGE OF FUND NAME

   Effective January 24, 2000, Putnam became the sub-investment manager of the Putnam International Stock Portfolio (formerly Santander International Stock Portfolio) of the Metropolitan Series Fund, Inc. Effective May 1, 2001, State Street Research Growth changed its name to State Street Research Investment Trust.

8. NEW DIVISION

   On August 3, 2001, the Separate Account offered a new contract, Preference Plus Select. On December 6, 2001, the Separate Account offered a new contract, MetLife Asset Builder.

                         Independent Auditors' Report

The Board of Directors and Shareholder of
Metropolitan Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York
February 12, 2002

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2001 AND 2000
                             (Dollars in millions)

                                                                                           2001     2000
                                                                                         -------- --------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value.................................... $110,601 $112,445
  Equity securities, at fair value......................................................    3,027    2,193
  Mortgage loans on real estate.........................................................   24,626   21,951
  Real estate and real estate joint ventures............................................    4,925    5,504
  Policy loans..........................................................................    7,894    8,158
  Other limited partnership interests...................................................    1,637    1,652
  Short-term investments................................................................    1,168      930
  Other invested assets.................................................................    3,013    2,898
                                                                                         -------- --------
   Total investments....................................................................  156,891  155,731
Cash and cash equivalents...............................................................    3,932    3,419
Accrued investment income...............................................................    1,981    2,040
Premiums and other receivables..........................................................    7,005    7,962
Deferred policy acquisition costs.......................................................   10,471   10,497
Other assets............................................................................    4,750    3,823
Separate account assets.................................................................   62,714   70,250
                                                                                         -------- --------
   Total assets......................................................................... $247,744 $253,722
                                                                                         ======== ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits................................................................ $ 83,493 $ 81,966
  Policyholder account balances.........................................................   54,764   54,095
  Other policyholder funds..............................................................    5,880    5,029
  Policyholder dividends payable........................................................    1,042    1,082
  Policyholder dividend obligation......................................................      708      385
  Short-term debt.......................................................................      345    1,085
  Long-term debt........................................................................    2,380    3,406
  Current income taxes payable..........................................................      162      127
  Deferred income taxes payable.........................................................    1,893      742
  Payables under securities loaned transactions.........................................   12,662   12,301
  Other liabilities.....................................................................    6,981    7,120
  Separate account liabilities..........................................................   62,714   70,250
                                                                                         -------- --------
   Total liabilities....................................................................  233,024  237,588
                                                                                         -------- --------
Commitments and contingencies (Note 11)
Company-obligated mandatorily redeemable securities of subsidiary trusts................      276      118
                                                                                         -------- --------
Stockholder's Equity:
  Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664
   shares issued and outstanding at December 31, 2001 and 2000..........................        5        5
  Additional paid-in capital............................................................   12,825   14,549
  Retained earnings.....................................................................       --      407
  Accumulated other comprehensive income................................................    1,614    1,055
                                                                                         -------- --------
   Total stockholder's equity...........................................................   14,444   16,016
                                                                                         -------- --------
   Total liabilities and stockholder's equity........................................... $247,744 $253,722
                                                                                         ======== ========

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF INCOME FOR THE YEARS ENDED DECEMBER 31, 2001, 2000
                                    AND 1999
                             (Dollars in millions)

                                                                                           2001    2000     1999
                                                                                          ------- -------  -------
REVENUES
Premiums................................................................................. $17,023 $16,263  $12,088
Universal life and investment-type product policy fees...................................   1,874   1,820    1,433
Net investment income....................................................................  11,791  11,773    9,816
Other revenues...........................................................................   1,532   2,259    1,861
Net investment gains (losses) (net of amounts allocable to other accounts of $(33), $(54)
  and $(67), respectively)...............................................................     927    (418)     (70)
                                                                                          ------- -------  -------
   Total revenues........................................................................  33,147  31,697   25,128
                                                                                          ------- -------  -------
EXPENSES
Policyholder benefits and claims (excludes amounts directly related to net investment
  gains and losses of $(54), $41 and $(21), respectively)................................  18,265  16,935   13,100
Interest credited to policyholder account balances.......................................   3,035   2,935    2,441
Policyholder dividends...................................................................   2,060   1,913    1,690
Payments to former Canadian policyholders................................................      --     327       --
Demutualization costs....................................................................      --     230      260
Other expenses (excludes amounts directly related to net investment gains and losses of
  $21, $(95) and $(46), respectively)....................................................   7,464   7,931    6,462
                                                                                          ------- -------  -------
   Total expenses........................................................................  30,824  30,271   23,953
                                                                                          ------- -------  -------
Income before provision for income taxes.................................................   2,323   1,426    1,175
Provision for income taxes...............................................................     836     477      558
                                                                                          ------- -------  -------
Net income............................................................................... $ 1,487 $   949  $   617
                                                                                          ======= =======  =======
Net income after April 7, 2000 (date of demutualization) (Note 1)........................         $ 1,169
                                                                                                  =======


         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                             (Dollars in millions)

                                                                                Accumulated Other Comprehensive
                                                                                         Income (Loss)
                                                                               --------------------------------
                                                                                  Net
                                                                               Unrealized   Foreign    Minimum
                                                          Additional           Investment  Currency    Pension
                                                   Common  Paid-in   Retained    Gains    Translation Liability
                                                   Stock   Capital   Earnings   (Losses)  Adjustment  Adjustment  Total
                                                   ------ ---------- --------  ---------- ----------- ---------- -------
Balance at January 1, 1999........................  $--    $    --   $ 13,483   $ 1,540      $(144)      $(12)   $14,867
Comprehensive loss:...............................
  Net income......................................                        617                                        617
  Other comprehensive loss:
   Unrealized investment losses, net of related
    offsets, reclassification adjustments and
    income taxes..................................                               (1,837)                          (1,837)
   Foreign currency translation adjustments.......                                              50                    50
   Minimum pension liability adjustment...........                                                         (7)        (7)
                                                                                                                 -------
   Other comprehensive loss.......................                                                                (1,794)
                                                                                                                 -------
  Comprehensive loss..............................                                                                (1,177)
                                                    ---    -------   --------   -------      -----       ----    -------
Balance at December 31, 1999......................   --         --     14,100      (297)       (94)       (19)    13,690
Policy credits and cash payments to eligible
 policyholders....................................                     (2,958)                                    (2,958)
Common stock issued in demutualization............    5     10,917    (10,922)                                        --
Capital contribution from Parent..................           3,632                                                 3,632
Dividends on common stock.........................                       (762)                                      (762)
Comprehensive income:
  Net loss before date of demutualization.........                       (220)                                      (220)
  Net income after date of demutualization........                      1,169                                      1,169
  Other comprehensive income:
   Unrealized investment gains, net of related
    offsets, reclassification adjustments and
    income taxes..................................                                1,480                            1,480
   Foreign currency translation adjustments.......                                              (6)                   (6)
   Minimum pension liability adjustment...........                                                         (9)        (9)
                                                                                                                 -------
   Other comprehensive income.....................                                                                 1,465
                                                                                                                 -------
  Comprehensive income............................                                                                 2,414
                                                    ---    -------   --------   -------      -----       ----    -------
Balance at December 31, 2000......................    5     14,549        407     1,183       (100)       (28)    16,016
Sale of subsidiary to Holding Company.............              96                 (109)        19                     6
Issuance of warrants - by subsidiary..............              40                                                    40
Dividends on common stock.........................          (1,860)    (1,894)                                    (3,754)
Comprehensive income:
  Net income......................................                      1,487                                      1,487
  Other comprehensive income:
   Cumulative effect of change in accounting for
    derivatives, net of income taxes and
    reclassification adjustment...................                                   22                               22
   Unrealized gains on derivative instruments,
    net of income taxes...........................                                   24                               24
   Unrealized investment gains, net of related
    offsets, reclassification adjustments and
    income taxes..................................                                  679                              679
   Foreign currency translation adjustments.......                                             (58)                  (58)
   Minimum pension liability adjustment...........                                                        (18)       (18)
                                                                                                                 -------
   Other comprehensive income.....................                                                                   649
                                                                                                                 -------
  Comprehensive income............................                                                                 2,136
                                                    ---    -------   --------   -------      -----       ----    -------
Balance at December 31, 2001......................  $ 5    $12,825   $     --   $ 1,799      $(139)      $(46)   $14,444
                                                    ===    =======   ========   =======      =====       ====    =======

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 CONSOLIDATED STATEMENTS OF CASH FLOWS FOR THE YEARS ENDED DECEMBER 31, 2001,
                                 2000 AND 1999
                             (Dollars in millions)

                                                                                     2001      2000      1999
                                                                                   --------  --------  --------
Cash flows from operating activities
Net income........................................................................ $  1,487  $    949  $    617
 Adjustments to reconcile net income to net cash provided by operating activities:
   Depreciation and amortization expenses.........................................      (40)      (88)      173
   Losses from sales of investments and businesses, net...........................     (894)      472       137
   Interest credited to other policyholder account balances.......................    3,035     2,935     2,441
   Universal life and investment-type product policy fees.........................   (1,874)   (1,820)   (1,433)
   Change in premiums and other receivables.......................................      (14)     (164)     (619)
   Change in deferred policy acquisition costs, net...............................     (553)     (519)     (389)
   Change in insurance-related liabilities........................................    3,429     2,590     2,243
   Change in income taxes payable.................................................      871       246        22
   Change in other liabilities....................................................      (57)   (2,193)      874
   Other, net.....................................................................   (1,147)   (1,166)     (183)
                                                                                   --------  --------  --------
Net cash provided by operating activities.........................................    4,243     1,242     3,883
                                                                                   --------  --------  --------
Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturities...............................................................   51,101    57,326    73,120
   Equity securities..............................................................    2,107       899       760
   Mortgage loans on real estate..................................................    1,910     2,163     1,992
   Real estate and real estate joint ventures.....................................    1,090       655     1,062
   Other limited partnership interests............................................      463       422       469
 Purchases of:
   Fixed maturities...............................................................  (51,678)  (63,779)  (72,253)
   Equity securities..............................................................   (3,050)     (863)     (410)
   Mortgage loans on real estate..................................................   (3,412)   (2,836)   (4,395)
   Real estate and real estate joint ventures.....................................     (592)     (407)     (341)
   Other limited partnership interests............................................     (497)     (660)     (465)
 Net change in short-term investments.............................................     (303)    2,382    (1,577)
 Purchase of businesses, net of cash received.....................................       --      (416)   (2,972)
 Proceeds from sales of businesses................................................      921       877        --
 Net change in payable under securities loaned transactions.......................      361     5,840     2,692
 Other, net.......................................................................     (547)     (925)      (71)
                                                                                   --------  --------  --------
Net cash (used in) provided by investing activities............................... $ (2,126) $    678  $ (2,389)
                                                                                   --------  --------  --------

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

             FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                             (Dollars in millions)

                                                                                     2001      2000      1999
                                                                                   --------  --------  --------
Cash flows from financing activities
 Policyholder account balances:
   Deposits....................................................................... $ 29,012  $ 28,620  $ 18,428
   Withdrawals....................................................................  (25,299)  (28,235)  (20,650)
 Net change in short-term debt....................................................     (740)   (3,095)      608
 Long-term debt issued............................................................      353     1,224        42
 Long-term debt repaid............................................................   (1,379)     (124)     (434)
 Capital contribution from Parent.................................................        6     3,632
 Net proceeds from issuance of company-obligated mandatorily redeemable securities
   of subsidiary trust............................................................      197        --        --
 Cash payments to eligible policyholders..........................................       --    (2,550)       --
 Dividends on common stock........................................................   (3,754)     (762)       --
                                                                                   --------  --------  --------
Net cash used in financing activities.............................................   (1,604)   (1,290)   (2,006)
                                                                                   --------  --------  --------
Change in cash and cash equivalents...............................................      513       630      (512)
Cash and cash equivalents, beginning of year......................................    3,419     2,789     3,301
                                                                                   --------  --------  --------
Cash and cash equivalents, end of year............................................ $  3,932  $  3,419  $  2,789
                                                                                   ========  ========  ========
Supplemental disclosures of cash flow information:
 Cash paid during the year for:
   Interest....................................................................... $    336  $    448  $    388
                                                                                   ========  ========  ========
   Income taxes................................................................... $    453  $    256  $    587
                                                                                   ========  ========  ========
 Non-cash transactions during the year:
   Policy credits to eligible policyholders....................................... $     --  $    408  $     --
                                                                                   ========  ========  ========
   Business acquisitions--assets.................................................. $     --  $ 22,936  $  5,328
                                                                                   ========  ========  ========
   Business acquisitions--liabilities............................................. $     --  $ 22,437  $  1,860
                                                                                   ========  ========  ========
   Business dispositions--assets.................................................. $  6,162  $  1,184  $     --
                                                                                   ========  ========  ========
   Business dispositions--liabilities............................................. $  5,263  $  1,014  $     --
                                                                                   ========  ========  ========
   Real estate acquired in satisfaction of debt................................... $     11  $     22  $     37
                                                                                   ========  ========  ========
   Mortgage note on sale of real estate........................................... $  1,530  $     --  $     --
                                                                                   ========  ========  ========


         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Summary of Significant Accounting Policies

  Business

   Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (the "Company") is a leading provider of insurance and financial services to a broad section of individual and institutional customers. The Company offers life insurance, annuities and mutual funds to individuals and group insurance, reinsurance and retirement and savings products and services to corporations and other institutions. Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. ("MetLife" or the "Holding Company").

  Basis of Presentation

   The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The New York State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

   The accompanying consolidated financial statements include the accounts of Metropolitan Life and its subsidiaries, partnerships and joint ventures in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Closed block assets, liabilities, revenues and expenses are combined on a line by line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. Intercompany accounts and transactions have been eliminated. Metropolitan Insurance and Annuity Company ("MIAC"), which was sold to MetLife in 2001 is included in the accompanying consolidated financial statements until the date of sale. See note 12 "Acquisitions and Dispositions".

   The Company uses the equity method to account for its investments in real estate joint ventures and other limited partnership interests in which it does not have a controlling interest, but has more than a minimal interest.

   Minority interest related to consolidated entities included in other liabilities was $442 million and $409 million at December 31, 2001 and 2000, respectively.

   Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2001 presentation.

  Summary of Critical Accounting Policies

   The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The critical accounting policies and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

  Investments

   The Company's principal investments are in fixed maturities, mortgage loans, and real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Derivatives

   The Company enters into freestanding derivative transactions to manage the risk associated with variability in cash flows related to the Company's financial assets and liabilities or to changing fair values. The Company also purchases investment securities and issues certain insurance policies with embedded derivatives. The associated financial statement risk is the volatility in net income, which can result from (i) changes in fair value of derivatives that are not designated as hedges, and (ii) ineffectiveness of designated hedges in an environment of changing interest rates or fair values. In addition, accounting for derivatives is complex, as evidenced by significant interpretations of the primary accounting standards which continue to evolve, as well as the significant judgements and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances; however, the use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs

   The Company incurs significant costs in connection with acquiring new insurance business. These costs, which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns, mortality, morbidity, persistency, expenses to administer the business (and additional charges to the policyholders) and certain economic variables, such as inflation. These factors enter into management's estimates of gross margins and profits which generally are used to amortize certain of such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred.

  Future Policy Benefits

   The Company also establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disabled lives. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

   The Company establishes liabilities for unpaid claims and claims expenses for property and casualty insurance. Pricing of this insurance takes into account the expected frequency and severity of losses, the costs of providing coverage, competitive factors, characteristics of the property covered and the insured, and profit considerations. Liabilities for property and casualty insurance are dependent on estimates of amounts payable for claims reported but not settled and claims incurred but not reported. These estimates are influenced by historical experience and actuarial assumptions of current developments, anticipated trends and risk management strategies.

  Reinsurance

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish policy benefits. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose it to a reasonable possibility of a significant loss from insurance risk, the Company records the contract on a deposit method of accounting.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Litigation

   The Company is a party to a number of legal actions. Given the inherent unpredictability of litigation, it is difficult to estimate the impact of litigation on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty around numerous variables used to determine amounts recorded. It is possible that an adverse outcome in certain cases could have an adverse effect upon the Company's operating results or cash flows in particular quarterly or annual periods. See Note 11 "Commitments and Contingencies".

  General Accounting Policies

  Investments

   The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

   Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due.

   Real estate, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs.

   Policy loans are stated at unpaid principal balances.

   Short-term investments are stated at amortized cost, which approximates fair value.

   Other invested assets consist principally of leveraged leases and funds withheld at interest. The leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by geographic area. The Company regularly reviews residual values and writes down residuals to expected values as needed. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets equal to the net statutory reserves are withheld and legally owned by the ceding company. Interest accrues to these funds withheld at rates defined by the treaty terms.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Structured Investment Transactions

   The Company participates in structured investment transactions, primarily asset securitizations and structured notes. These transactions enhance the Company's total return of the investment portfolio principally by generating management fee income on asset securitizations and by providing equity-based returns on debt securities through structured notes and similar type instruments.

   The Company sponsors financial asset securitizations of high yield debt securities, investment grade bonds and structured finance securities and also is the collateral manager and a beneficial interest holder in such transactions. As the collateral manager, the Company earns management fees on the outstanding securitized asset balance, which are recorded in income as earned. When the Company transfers assets to a bankruptcy-remote special purpose entity ("SPE") and surrenders control over the transferred assets, the transaction is accounted for as a sale. Gains or losses on securitizations are determined with reference to the carrying amount of the financial assets transferred, which is allocated to the assets sold and the beneficial interests retained based on relative fair values at the date of transfer. Beneficial interests in securitizations are carried at fair value in fixed maturities. Income on the beneficial interests is recognized using the prospective method in accordance with Emerging Issues Task Force ("EITF") Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments. The SPEs used to securitize assets are not consolidated by the Company because unrelated third parties hold controlling interests through ownership of equity in the SPEs, representing at least three percent of the value of the total assets of the SPE throughout the life of the SPE, and such equity class has the substantive risks and rewards of the residual interest of the SPE.

   The Company purchases or receives beneficial interests in SPEs, which generally acquire financial assets including corporate equities, debt securities and purchased options. The Company has not guaranteed the performance, liquidity or obligations of the SPEs and the Company's exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company uses the beneficial interests as part of its risk management strategy, including asset-liability management. These SPEs are not consolidated by the Company because unrelated third parties hold controlling interests through ownership of equity in the SPEs, representing at least three percent of the value of the total assets of the SPE throughout the life of the SPE, and such equity class has the substantive risks and rewards of the residual interest of the SPE. The beneficial interests in SPEs where the Company exercises significant influence over the operating and financial policies of the SPE are accounted for in accordance with the equity method of accounting. Impairments of these beneficial interests are included in investment gains and losses. The beneficial interests in SPEs where the Company does not exercise significant influence are accounted for based on the substance of the beneficial interest's rights and obligations. Beneficial interests are accounted for and are included in fixed maturities. These beneficial interests are generally structured notes, as defined by EITF Issue No. 96-12, Recognition of Interest Income and Balance Sheet Classification of Structured Notes, and their income is recognized using the retrospective interest method or the level yield method, as appropriate.

  Derivative Instruments

   The Company uses derivative instruments to manage risk through one of four principal risk management strategies: the hedging of liabilities, invested assets, portfolios of assets or liabilities and anticipated transactions. Additionally, Metropolitan Life enters into income generation and replication derivative transactions as permitted by its derivatives use plan that was approved by the Department. The Company's derivative hedging strategy employs a variety of instruments, including financial futures, financial forwards, interest rate, credit and foreign currency swaps, foreign exchange contracts, and options, including caps and floors.

   On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify as a hedge, according to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended ("SFAS 133"), the derivative is recorded at fair value and changes in its fair value are reported in net investment gains or losses.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur,
(v) a hedged firm commitment no longer meets the definition of a firm commitment, or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

   The Company designates and accounts for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments, (ii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, (iii) foreign currency forwards to hedge the exposure of future payments or receipts in foreign currencies, and (iv) other instruments to hedge the cash flows of various other anticipated transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported in other comprehensive income or loss. The ineffective portion of changes in fair value of the derivative instrument is reported in net investment gains or losses. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception.

   The Company designates and accounts for the following as fair value hedges when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments, (ii) receive U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments, and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported as net investment gains or losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheet at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the consolidated balance sheet and recognized as a net investment gain or loss in the current period. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income or loss are recognized immediately in net investment gains or losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income or loss and is recognized when the transaction affects net income or loss; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains or losses.

   The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period as net investment gains or losses.

   The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions ("RSATs"), are a combination of a derivative and a cash security to synthetically create a third replicated security. These derivatives are not designated as hedges. As of December 31, 2001, 15 such RSATs, with notional amounts totaling $205 million, have been created through the combination of a credit default swap and a U.S. Treasury security. The Company records the premiums received on the credit default swaps in investment income over the life of the contract and changes in fair value are recorded in net investment gains and losses.

   The Company enters into written covered call options and net written covered collars to generate additional investment income on the underlying assets it holds. These derivatives are not designated as hedges. The Company records the premiums received as net investment income over the life of the contract and changes in fair value of such options and collars as net investment gains and losses.

  Cash and Cash Equivalents

   The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from ten to 40 years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation of property and equipment and accumulated amortization on leasehold improvements was $1,349 million and $1,287 million at December 31, 2001 and 2000, respectively. Related depreciation and amortization expense was $94 million, $89 million and $106 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $165 million and $86 million at December 31, 2001 and 2000, respectively. Related amortization expenses was $106 million, $45 million and $5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

  Deferred Policy Acquisition Costs

   The costs of acquiring new insurance business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

   Deferred policy acquisition costs for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

   Deferred policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

   Deferred policy acquisition costs for property and casualty insurance contracts, which are primarily comprised of commissions and certain underwriting expenses, are deferred and amortized on a pro rata basis over the applicable contract term or reinsurance treaty.

   Value of business acquired, included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts.

   Information regarding deferred policy acquisition costs is as follows:

                                                 Years Ended December 31,
                                                -------------------------
                                                 2001     2000     1999
                                                -------  -------  -------
                                                  (Dollars in millions)
     Balance at January 1...................... $10,497  $ 9,070  $ 7,028
     Capitalization of policy acquisition costs   2,018    1,805    1,160
     Value of business acquired................      --    1,681      156
                                                -------  -------  -------
            Total..............................  12,515   12,556    8,344
                                                -------  -------  -------
     Amortization allocated to:
        Net investment losses..................      21      (95)     (46)
        Unrealized investment losses...........     128      596   (1,628)
        Other expenses.........................   1,434    1,472      930
                                                -------  -------  -------
            Total amortization.................   1,583    1,973     (744)
                                                -------  -------  -------
     Dispositions and other....................    (461)     (86)     (18)
                                                -------  -------  -------
     Balance at December 31.................... $10,471  $10,497  $ 9,070
                                                =======  =======  =======

   Amortization of deferred policy acquisition costs is allocated to (i) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized, and
(iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

   Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Goodwill

   The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill has been amortized on a straight-line basis over a period ranging from ten to 30 years through December 31, 2001. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments through 2001 were recognized in operating results when permanent diminution in value was deemed to have occurred.

                                                  Years ended December 31,
                                                  -----------------------
                                                   2001       2000   1999
                                                   -----      -----  ----
                                                   (Dollars in millions)
Net Balance at January 1......................... $ 703      $ 611   $404
Acquisitions.....................................    20        286    237
Amortization.....................................   (47)       (69)   (30)
Dispositions.....................................  (101)      (125)    --
                                                   -----      -----  ----
Net Balance at December 31....................... $ 575      $ 703   $611
                                                   =====      =====  ====

                                                       December 31,
                                                   ---------------------
                                                      2001        2000
                                                      ----        ----
                                                   (Dollars in millions)
Accumulated Amortization.........................     $108         $81
                                                      ====         ===

   See "--Application of Accounting Pronouncements" below regarding changes in amortization and impairment testing effective January 1, 2002.

  Future Policy Benefits and Policyholder Account Balances

   Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 2% to 11%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

   Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 11%. Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 11%. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 11%.

   Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 17%, less expenses, mortality charges, and withdrawals.

   The liability for unpaid claims and claim expenses for property and casualty insurance represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. Revisions of these estimates are included in operations in the year such refinements are made.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

   Premiums related to property and casualty contracts are recognized as revenue on a pro rata basis over the applicable contract term. Unearned premiums are included in other liabilities.

  Policyholder Dividends

   Policyholder dividends are approved annually by the boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

  Participating Business

   Participating business represented approximately 18% and 22% of the Company's life insurance in-force, and 82% and 81% of the number of life insurance policies in-force, at December 31, 2001 and 2000, respectively. Participating policies represented approximately 44% and 46%, 47% and 50%, and 50% and 54% of gross and net life insurance premiums for the years ended December 31, 2001, 2000 and 1999, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.

  Income Taxes

   Metropolitan Life, the Holding Company and includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate tax returns or separate consolidated tax returns. Under the Code, the amount of federal income tax expense incurred by mutual life insurance companies includes an equity tax calculated based upon a prescribed formula that incorporates a differential earnings rate between stock and mutual life insurance companies. Metropolitan Life has not been subject to the equity tax since the date of demutualization. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities.

  Reinsurance

   The Company has reinsured certain of its life insurance and property and casualty insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. Deferred policy acquisition costs are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

  Stock Based Compensation

   The Company accounts for the stock-based compensation plans using the accounting method prescribed by Accounting Principles Board Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25") and has included in the notes to consolidated financial statements the pro forma disclosures required by Statement of Financial Accounting Standards No. 123, Accounting for Stock-Based Compensation ("SFAS 123") in Note 17.

  Foreign Currency Translation

   Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported in earnings.

  Demutualization

   On April 7, 2000 (the "date of demutualization"), Metropolitan Life converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life's plan of reorganization, as amended (the "plan").

   On the date of demutualization, policyholders' membership interests in Metropolitan Life were extinguished and eligible policyholders received, in exchange for their interests, trust interests representing 494,466,664 shares of common stock of MetLife to be held in a trust, cash payments aggregating $2,550 million and adjustments to their policy values in the form of policy credits aggregating $408 million, as provided in the plan. In addition, Metropolitan Life's Canadian branch made cash payments of $327 million in the second quarter of 2000 to holders of certain policies transferred to Clarica Life Insurance Company in connection with the sale of a substantial portion of Metropolitan Life's Canadian operations in 1998, as a result of a commitment made in connection with obtaining Canadian regulatory approval of that sale.

  Application of Accounting Pronouncements

   Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133, as of January 1, 2001, resulted in a $33 million increase in other comprehensive income, net of income taxes of $18 million, and had no material impact on net income.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

The increase to other comprehensive income is attributable to net gains on cash flow-type hedges at transition. Also at transition, the amortized cost of fixed income securities decreased and other invested assets increased by $22 million, representing the fair value of certain interest rate swaps that were accounted for prior to SFAS 133 using fair value-type settlement accounting. During the year ended December 31, 2001, $18 million of the pre-tax gain reported in accumulated other comprehensive income at transition was reclassified into net investment income. The Financial Accounting Standards Board ("FASB") continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company's treatment of derivatives in subsequent accounting periods.

   Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's consolidated financial statements.

   Effective April 1, 2001, the Company adopted EITF 99-20. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's consolidated financial statements.

   In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $48 million, $101 million and $65 million for the years ended December 31, 2001, 2000 and 1999, respectively. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing an estimate of the impact of the adoption of SFAS 142, if any, on its consolidated financial statements. The Company has tentatively determined that there will be no significant reclassifications between goodwill and other intangible asset balances, and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the first step of the impairment test, the comparison of the reporting units' fair value to carrying value, by June 30, 2002 and, if necessary, will complete the second step, the estimate of goodwill impairment, by December 31, 2002.

   In July 2001, the Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin ("SAB") No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

   In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

   Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the SEC's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

   Effective January 1, 2000, the Company adopted Statement of Position ("SOP") No. 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

2.  September 11, 2001 Tragedies

   On September 11, 2001 a terrorist attack occurred in New York, Washington D.C. and Pennsylvania (collectively, the "tragedies") triggering a significant loss of life and property which had an adverse impact on certain of the Company's businesses. The Company has direct exposures to this event with claims arising from its Individual, Institutional, Reinsurance and Auto & Home insurance coverages, although it believes the majority of such claims have been reported or otherwise analyzed by the Company.

   As of December 31, 2001, the Company's estimate of the total insurance losses related to the tragedies is $208 million, net of income tax of $117 million. This estimate is subject to revision in subsequent periods as claims are received from insureds and claims to reinsurers are identified and processed. Any revision to the estimate of gross losses and reinsurance recoveries in subsequent periods will affect net income in such periods. Reinsurance recoveries are dependent on the continued creditworthiness of the reinsurers, which may be adversely affected by their other reinsured losses in connection with the tragedies.

   The long-term effects of the tragedies on the Company's businesses cannot be assessed at this time. The tragedies have had significant adverse effects on the general economic, market and political conditions, increasing many of the Company's business risks. In particular, the declines in share prices experienced after the reopening of the United States equity markets following the tragedies have contributed, and may continue to contribute, to a decline in separate account assets, which in turn could have an adverse effect on fees earned in the Company's businesses. In addition, the Institutional segment may receive disability claims from individuals suffering from mental and nervous disorders resulting from the tragedies. This may lead to a revision in the Company's estimated insurance losses related to the tragedies. The majority of the Company's disability policies include the provision that such claims be submitted within two years of the traumatic event.

   The Company's general account investment portfolios include investments, primarily comprised of fixed income securities, in industries that were affected by the tragedies, including airline, other travel and lodging and insurance. Exposures to these industries also exist through mortgage loans and investments in real estate. The market value of the Company's investment portfolio exposed to industries affected by the tragedies was approximately $3.0 billion at December 31, 2001.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  Investments

  Fixed Maturities and Equity Securities

   Fixed maturities and equity securities at December 31, 2001 were as follows:

                                                                              Gross
                                                                 Cost or   Unrealized
                                                                Amortized ------------- Estimated
                                                                  Cost     Gain   Loss  Fair Value
                                                                --------- ------ ------ ----------
                                                                      (Dollars in millions)
Fixed Maturities:
 Bonds:
   U.S. Treasury securities and obligations of U.S. government
     corporations and agencies................................. $  7,875  $1,004 $   42  $  8,837
   States and political subdivisions...........................    1,486      48     10     1,524
   Foreign governments.........................................    4,206     401     41     4,566
   Corporate...................................................   45,547   1,647    996    46,198
   Mortgage- and asset-backed securities.......................   32,628     870    261    33,237
   Other.......................................................   15,104     925    553    15,476
                                                                --------  ------ ------  --------
     Total bonds...............................................  106,846   4,895  1,903   109,838
   Redeemable preferred stocks.................................      784      12     33       763
                                                                --------  ------ ------  --------
     Total fixed maturities.................................... $107,630  $4,907 $1,936  $110,601
                                                                ========  ====== ======  ========
Equity Securities:
 Common stocks................................................. $  1,938  $  655 $   75  $  2,518
 Nonredeemable preferred stocks................................      483      28      2       509
                                                                --------  ------ ------  --------
     Total equity securities................................... $  2,421  $  683 $   77  $  3,027
                                                                ========  ====== ======  ========

   Fixed maturities and equity securities at December 31, 2000 were as follows:

                                                                              Gross
                                                                 Cost or   Unrealized
                                                                Amortized ------------- Estimated
                                                                  Cost     Gain   Loss  Fair Value
                                                                --------- ------ ------ ----------
                                                                      (Dollars in millions)
Fixed Maturities:
 Bonds:
   U.S. Treasury securities and obligations of U.S. government
     corporations and agencies................................. $  8,443  $1,188 $   16  $  9,615
   States and political subdivisions...........................    1,563      79      3     1,639
   Foreign governments.........................................    5,153     341    153     5,341
   Corporate...................................................   47,338   1,124  1,451    47,011
   Mortgage- and asset-backed securities.......................   32,996     697    165    33,528
   Other.......................................................   14,935     436    381    14,990
                                                                --------  ------ ------  --------
     Total bonds...............................................  110,428   3,865  2,169   112,124
   Redeemable preferred stocks.................................      321      --     --       321
                                                                --------  ------ ------  --------
     Total fixed maturities.................................... $110,749  $3,865 $2,169  $112,445
                                                                ========  ====== ======  ========
Equity Securities:
 Common stocks................................................. $    872  $  785 $   55  $  1,602
 Nonredeemable preferred stocks................................      577      19      5       591
                                                                --------  ------ ------  --------
     Total equity securities................................... $  1,449  $  804 $   60  $  2,193
                                                                ========  ====== ======  ========

   The Company held foreign currency derivatives with notional amounts of $1,925 million and $1,449 million to hedge the exchange rate risk associated with foreign bonds at December 31, 2001 and 2000, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $9,618 million and $9,864 million at December 31, 2001 and 2000, respectively. Non-income producing fixed maturities were insignificant.

   The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date, are shown below:

                                                   Cost or    Estimated
                                                  Amortized     Fair
                                                    Cost        Value
                                                  ---------   ---------
                                                  (Dollars in millions)
           Due in one year or less............... $  3,929    $  3,976
           Due after one year through five years.   19,500      20,147
           Due after five years through ten years   21,661      21,944
           Due after ten years...................   29,128      30,534
                                                  --------    --------
              Total..............................   74,218      76,601
           Mortgage- and asset-backed securities.   32,628      33,237
                                                  --------    --------
              Total bonds........................ $106,846    $109,838
                                                  ========    ========

   Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

   Sales of securities classified as available-for-sale were as follows:

                                        Years ended December 31,
                                        ------------------------
                                          2001    2000    1999
                                        -------  ------- -------
                                         (Dollars in millions)
                Proceeds............... $27,576  $46,205 $59,852
                Gross investment gains. $   634  $   599 $   605
                Gross investment losses $   934  $ 1,520 $   911

   Gross investment losses above exclude writedowns recorded during 2001, 2000 and 1999 for other than temporarily impaired available-for-sale securities of $278 million, $324 million and $133 million, respectively.

   Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

  Securities Lending Program

   The Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $13,471 million and $11,746 million and an estimated fair value of $14,404 million and $12,289 million were on loan under the program at December 31, 2001 and 2000, respectively. The Company was liable for cash collateral under its control of $12,662 million and $12,301 million at December 31, 2001 and 2000, respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

  Structured Investment Transactions

   The Company securitizes high yield debt securities, investment grade bonds and structured finance securities. The Company has sponsored four securitizations with a total of approximately $1.5 billion in financial assets as of December 31, 2001. Two of these transactions included the transfer of assets totaling approximately $289 million from which

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES investment gains, recognized by the Company, were insignificant. The Company's beneficial interests in these SPEs and the related investment income were insignificant as of and for the year ended December 31, 2001.

   The Company invests in structured notes and similar type instruments which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $1.6 billion and $1.3 billion at December 31, 2001 and 2000, respectively. The related income recognized was $44 million and $62 million for the years ended December 31, 2001 and 2000, respectively.

  Assets on Deposit and Held in Trust

   The Company had investment assets on deposit with regulatory agencies with a fair market value of $835 million and $932 million at December 31, 2001 and 2000, respectively. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,218 million and $1,234 million at December 31, 2001 and 2000, respectively.

  Mortgage Loans on Real Estate

   Mortgage loans on real estate were categorized as follows:

                                               December 31,
                                      ------------------------------
                                           2001            2000
                                      --------------  --------------
                                      Amount  Percent Amount  Percent
                                      ------- ------- ------- -------
                                           (Dollars in millions)
          Commercial mortgage loans.. $19,502    79%  $16,944    77%
          Agricultural mortgage loans   5,267    21%    4,980    22%
          Residential mortgage loans.       1     0%      110     1%
                                      -------   ---   -------   ---
             Total...................  24,770   100%   22,034   100%
                                                ===             ===
          Less: Valuation allowances.     144              83
                                      -------         -------
             Mortgage loans.......... $24,626         $21,951
                                      =======         =======

   Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2001, approximately 16%, 14% and 7% of the properties were located in California, New York and Florida, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

   In 2001, the Company entered into a commercial loan for $1,530 million with MIAC, a related party, in connection with MIAC's purchase of real estate from the Company.

   Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $644 million and $540 million at December 31, 2001 and 2000, respectively.

   Changes in mortgage loan valuation allowances were as follows:

                                                         Years ended
                                                         December 31,
                                                    ---------------------
                                                     2001    2000   1999
                                                    ----     ----  -----
                                                    (Dollars in millions)
         Balance at January 1...................... $ 83     $ 90  $ 173
         Additions.................................  106       38     40
         Deductions for writedowns and dispositions  (45)     (74)  (123)
         Acquisitions of affiliates................   --       29     --
                                                     ----    ----  -----
         Balance at December 31.................... $144     $ 83  $  90
                                                     ====    ====  =====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                            December 31,
                                                        ---------------------
                                                            2001       2000
                                                           ------    ----
                                                        (Dollars in millions)
   Impaired mortgage loans with valuation allowances... $  816       $592
   Impaired mortgage loans without valuation allowances    315        330
                                                           ------      ----
      Total............................................  1,131        922
   Less: Valuation allowances..........................    140         77
                                                           ------      ----
      Impaired mortgage loans.......................... $  991       $845
                                                           ======      ====

   The average investment in impaired mortgage loans on real estate was $938 million, $912 million and $1,134 million for the years ended December 31, 2001, 2000 and 1999, respectively. Interest income on impaired mortgage loans was $92 million, $76 million and $101 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   The investment in restructured mortgage loans on real estate was $684 million and $784 million at December 31, 2001 and 2000, respectively. Interest income of $52 million, $62 million and $80 million was recognized on restructured loans for the years ended December 31, 2001, 2000 and 1999, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $60 million, $74 million and $92 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   Mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure had an amortized cost of $43 million and $40 million at December 31, 2001 and 2000, respectively.

  Real Estate and Real Estate Joint Ventures

   Real estate and real estate joint ventures consisted of the following:

                                                                    December 31,
                                                               ---------------------
                                                                  2001       2000
                                                                 ------     ------
                                                               (Dollars in millions)
Real estate and real estate joint ventures held-for-investment $5,088      $5,495
Impairments...................................................   (244)       (272)
                                                                 ------     ------
   Total......................................................  4,844       5,223
                                                                 ------     ------
Real estate and real estate joint ventures held-for-sale......    204         417
Impairments...................................................    (88)        (97)
Valuation allowance...........................................    (35)        (39)
                                                                 ------     ------
   Total......................................................     81         281
                                                                 ------     ------
       Real estate and real estate joint ventures............. $4,925      $5,504
                                                                 ======     ======

   Accumulated depreciation on real estate was $1,882 million and $2,337 million at December 31, 2001 and 2000, respectively. Related depreciation expense was $217 million, $224 million and $247 million for the years ended December 31, 2001, 2000 and 1999, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Real estate and real estate joint ventures were categorized as follows:

                                                           December 31,
                                                   ----------------------------
                                                        2001           2000
                                                   -------------  -------------
                                                   Amount Percent Amount Percent
                                                   ------ ------- ------ -------
                                                       (Dollars in millions)
Office.........................................    $3,079    63%  $3,635    66%
Retail.........................................       779    16%     586    10%
Apartments.....................................       495    10%     558    10%
Land...........................................       184     4%     202     4%
Agriculture....................................        14     0%      84     2%
Other..........................................       374     7%     439     8%
                                                   ------   ---   ------   ---
   Total.......................................    $4,925   100%  $5,504   100%
                                                   ======   ===   ======   ===

   The Company's real estate holdings are primarily located throughout the United States. At December 31, 2001, approximately 27%, 15% and 13% of the Company's real estate holdings were located in California, New York and Texas, respectively.

   Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                               Years ended
                                                              December 31,
                                                          --------------------
                                                           2001    2000  1999
                                                          ----     ----  ----
                                                          (Dollars in millions)
Balance at January 1...................................   $ 39     $ 34  $ 33
Additions charged to operations........................     16       17    36
Deductions for writedowns and dispositions.............    (20)     (12)  (35)
                                                           ----    ----  ----
Balance at December 31.................................   $ 35     $ 39  $ 34
                                                           ====    ====  ====

   Investment income related to impaired real estate and real estate joint ventures held-for-investment was $57 million, $45 million and $61 million for the years ended December 31, 2001, 2000 and 1999, respectively. Investment (expense) income related to impaired real estate and real estate joint ventures held-for-sale was $(4) million, $18 million and $14 million for the years ended December 31, 2001, 2000 and 1999, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $9 million and $15 million at December 31, 2001 and 2000, respectively.

   The Company owned real estate acquired in satisfaction of debt of $49 million and $66 million at December 31, 2001 and 2000, respectively.

  Leveraged Leases

   Leveraged leases, included in other invested assets, consisted of the following:

                                                               December 31,
                                                           --------------------
                                                             2001       2000
                                                            ------     ------
                                                           (Dollars in millions)
Investment.............................................    $1,070     $1,002
Estimated residual values..............................       505        546
                                                            ------     ------
   Total...............................................     1,575      1,548
Unearned income........................................      (404)      (384)
                                                            ------     ------
   Leveraged leases....................................    $1,171     $1,164
                                                            ======     ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from two to 15 years, but in certain circumstances are as long as 30 years. These receivables are generally collateralized by the related property. The Company's deferred tax provision related to leveraged leases is $1,077 million and $1,040 million at December 31, 2001 and 2000, respectively.

  Net Investment Income

   The components of net investment income were as follows:

                                                    Years ended December 31,
                                                    ------------------------
                                                      2001    2000    1999
                                                    -------  ------- -------
                                                     (Dollars in millions)
   Fixed maturities................................ $ 8,462  $ 8,529 $ 7,171
   Equity securities...............................      48       41      40
   Mortgage loans on real estate...................   1,838    1,693   1,484
   Real estate and real estate joint ventures......   1,332    1,407   1,426
   Policy loans....................................     527      515     340
   Other limited partnership interests.............      48      142     199
   Cash, cash equivalents and short-term investment     264      271     173
   Other...........................................     268      192      91
                                                    -------  ------- -------
      Total........................................  12,787   12,790  10,924
   Less: Investment expenses.......................     996    1,017   1,108
                                                    -------  ------- -------
      Net investment income........................ $11,791  $11,773 $ 9,816
                                                    =======  ======= =======

  Net Investment Gains (Losses)

   Net investment gains (losses), including changes in valuation allowances, were as follows:

                                                  Years ended December 31,
                                                  -----------------------
                                                   2001     2000    1999
                                                  ------   -------  -----
                                                   (Dollars in millions)
       Fixed maturities.......................... $ (644)  $(1,437) $(538)
       Equity securities.........................     66       192     99
       Mortgage loans on real estate.............    (91)      (18)    28
       Real estate and real estate joint ventures  1,626       101    265
       Other limited partnership interests.......   (161)       (7)    33
       Sales of businesses.......................     25       632     --
       Other.....................................     73        65    (24)
                                                  ------   -------  -----
          Total..................................    894      (472)  (137)
       Amounts allocable to:
          Deferred policy acquisition costs......    (21)       95     46
          Participating contracts................   (105)     (126)    21
          Policyholder dividend obligation.......    159        85     --
                                                  ------   -------  -----
              Net realized investment losses..... $  927   $  (418) $ (70)
                                                  ======   =======  =====

   Investment gains and losses have been reduced by (i) deferred policy acquisition amortization to the extent that such amortization results from investment gains and losses, (ii) additions to participating contractholder accounts when amounts equal to such investment gains and losses are credited to the contractholder's accounts, and (iii) adjustments to the policyholder dividend obligation resulting from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

   Real estate and real estate joint ventures net investment gains for 2001 include $1,630 million related to the sale of real estate to MIAC.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Net Unrealized Investment Gains (Losses)

   The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                        Years ended December 31,
                                                       -------------------------
                                                        2001     2000     1999
                                                       -------  -------  -------
                                                         (Dollars in millions)
Fixed maturities...................................... $ 2,971  $ 1,696  $(1,828)
Equity securities.....................................     606      744      875
Derivatives...........................................      71       --       --
Other invested assets.................................      58       58      153
                                                       -------  -------  -------
   Total..............................................   3,706    2,498     (800)
                                                       -------  -------  -------
Amounts allocable to:
   Future policy benefit loss recognition.............     (30)    (284)    (249)
   Deferred policy acquisition costs..................      (6)     113      709
   Participating contracts............................    (127)    (133)    (118)
   Policyholder dividend obligation...................    (707)    (385)      --
Deferred income taxes.................................  (1,037)    (626)     161
                                                       -------  -------  -------
   Total..............................................  (1,907)  (1,315)     503
                                                       -------  -------  -------
       Net unrealized investment gains (losses)....... $ 1,799  $ 1,183  $  (297)
                                                       =======  =======  =======

The changes in net unrealized investment gains          Years ended December 31,
(losses) were as follows:                              -------------------------
                                                        2001     2000     1999
                                                       -------  -------  -------
                                                         (Dollars in millions)
Balance at January 1.................................. $ 1,183  $  (297) $ 1,540
Unrealized investment gains (losses) during the year..   1,390    3,298   (6,583)
Unrealized investment gains (losses) relating to:
   Future policy benefit gain (loss) recognition......     254      (35)   1,999
   Deferred policy acquisition costs..................    (128)    (596)   1,628
   Participating contracts............................       6      (15)      94
   Policyholder dividend obligation...................    (322)    (385)      --
Deferred income taxes.................................    (475)    (787)   1,025
Unrealized investment gains of subsidiary at date of
  sale, net of deferred income taxes..................    (109)      --       --
                                                       -------  -------  -------
Balance at December 31................................ $ 1,799  $ 1,183  $  (297)
                                                       =======  =======  =======
Net change in unrealized investment gains (losses).... $   616  $ 1,480  $(1,837)
                                                       =======  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  Derivative Instruments

   The table below provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2001 and 2000:

                                              2001                                 2000
                              ------------------------------------ ------------------------------------
                                                Current Market or                    Current Market or
                                                    Fair Value                           Fair Value
                              Carrying Notional ------------------ Carrying Notional ------------------
                               Value    Amount  Assets Liabilities  Value    Amount  Assets Liabilities
                              -------- -------- ------ ----------- -------- -------- ------ -----------
                                                        (Dollars in millions)
Financial futures............   $ --   $    --   $ --      $--       $23    $   254   $ 23      $--
Interest rate swaps..........     70     1,849     79        9        41      1,450     41        1
Floors.......................     11       325     11       --        --        325      3       --
Caps.........................      5     8,010      5       --        --     10,070     --       --
Foreign currency swaps.......    162     1,925    188       26        (1)     1,449    114       44
Exchange traded options......    (12)    1,857     --       12         1          9      1       --
Forward exchange contracts...      4        33      4       --        --         --     --       --
Written covered call options.     --        40     --       --        --         40     --       --
Credit default swaps.........     --       270     --       --        --         --     --       --
                                ----   -------   ----      ---       ---    -------   ----      ---
Total contractual commitments   $240   $14,309   $287      $47       $64    $13,597   $182      $45
                                ====   =======   ====      ===       ===    =======   ====      ===


   The following is a reconciliation of the notional amounts by derivative type and strategy at December 31, 2001 and 2000:

                                December 31, 2000           Terminations/ December 31, 2001
                                 Notional Amount  Additions  Maturities    Notional Amount
                                ----------------- --------- ------------- -----------------
                                                   (Dollars in millions)
BY DERIVATIVE TYPE
Financial futures..............      $   254       $  507      $  761          $    --
Interest rate swaps............        1,450        1,166         767            1,849
Floors.........................          325           --          --              325
Caps...........................       10,070          150       2,210            8,010
Foreign currency swaps.........        1,449          659         183            1,925
Exchange traded options........            9        1,861          13            1,857
Forward exchange contracts.....           --          495         462               33
Written covered call options...           40        1,097       1,097               40
Credit default swaps...........           --          270          --              270
                                     -------       ------      ------          -------
Total contractual commitments..      $13,597       $6,205      $5,493          $14,309
                                     =======       ======      ======          =======
BY STRATEGY
Liability hedging..............      $11,736       $  270      $2,972          $ 9,034
Invested asset hedging.........        1,607        5,046       1,378            5,275
Portfolio hedging..............          254          507         761               --
Anticipated transaction hedging           --          382         382               --
                                     -------       ------      ------          -------
Total contractual commitments..      $13,597       $6,205      $5,493          $14,309
                                     =======       ======      ======          =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2001:

                                                                      Remaining Life
                                                  -------------------------------------------------------
                                                  One Year   After One Year   After Five Years    After
                                                  or Less  Through Five Years Through Ten Years Ten Years  Total
                                                  -------- ------------------ ----------------- --------- -------
                                                                       (Dollars in millions)
Interest rate swaps..............................  $   95        $  627            $  955         $172    $ 1,849
Floors...........................................      --            --               325           --        325
Caps.............................................   3,720         4,270                20           --      8,010
Foreign currency swaps...........................      81           863               707          274      1,925
Exchange traded options..........................   1,857            --                --           --      1,857
Forward exchange contracts.......................      33            --                --           --         33
Written covered call options.....................      40            --                --           --         40
Credit default swaps.............................      15           255                --           --        270
                                                   ------        ------            ------         ----    -------
Total contractual commitments....................  $5,841        $6,015            $2,007         $446    $14,309
                                                   ======        ======            ======         ====    =======

   The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2001 and 2000:

                                2001                        2000
                     --------------------------- ---------------------------
                                Current Market            Current Market or
                                or Fair Value                 Fair Value
                     Notional ------------------ Notional ------------------
                      Amount  Assets Liabilities  Amount  Assets Liabilities
                     -------- ------ ----------- -------- ------ -----------
                                      (Dollars in millions)
    BY TYPE OF HEDGE
    Fair Value...... $   228   $ 23      $ 1     $   212   $ 14      $ 8
    Cash Flow.......     585     62       21         442     32       27
    Not designated..  13,496    202       25      12,943    136       10
                     -------   ----      ---     -------   ----      ---
       Total........ $14,309   $287      $47     $13,597   $182      $45
                     =======   ====      ===     =======   ====      ===

   For the year ended December 31, 2001, the amount related to fair value and cash flow hedge ineffectiveness was insignificant and there were no discontinued fair value or cash flow hedges.

   For the years ended December 31, 2001, 2000 and 1999, the Company recognized net investment income of $32 million, $13 million and $0.3 million, respectively, from the periodic settlement of interest rate and foreign currency swaps.

   For the years ended December 31, 2001, the Company recognized other comprehensive income of $39 million relating to the effective portion of cash flow hedges. At December 31, 2001, the accumulated amount in other comprehensive income relating to cash flow hedges was $71 million. During the year ended December 31, 2001, $19 million of other comprehensive income was reclassified into net investment income primarily due to the SFAS No. 133 transition adjustment. During the next year, other comprehensive income of $17 million related to cash flow hedges is expected to be reclassified into net investment income. The reclassifications are recognized over the life of the hedged item.

   For the year ended December 31, 2001, the Company recognized net investment income of $24 million and net investment gains of $100 million from derivatives not designated as accounting hedges. The use of these non-speculative derivatives is permitted by the Department.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  Fair Value Information

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments were as follows:

                                                                      Notional Carrying Estimated
December 31, 2001                                                      Amount   Value   Fair Value
-----------------                                                     -------- -------- ----------
                                                                         (Dollars in millions)
Assets:
   Fixed maturities..................................................          $110,601  $110,601
   Equity securities.................................................             3,027     3,027
   Mortgage loans on real estate.....................................            24,626    25,815
   Policy loans......................................................             7,894     7,894
   Short-term investments............................................             1,168     1,168
   Cash and cash equivalents.........................................             3,932     3,932
   Mortgage loan commitments.........................................   $532         --        (4)
Liabilities:
   Policyholder account balances.....................................            47,494    47,833
   Short-term debt...................................................               345       345
   Long-term debt....................................................             2,380     2,442
   Payable under securities loaned transactions......................            12,662    12,662
Other:
   Company-obligated mandatorily redeemable securities of subsidiary
     trusts..........................................................               276       276

                                                                      Notional Carrying Estimated
December 31, 2000                                                      Amount   Value   Fair Value
-----------------                                                     -------- -------- ----------
                                                                         (Dollars in millions)
Assets:
   Fixed maturities..................................................          $112,445  $112,445
   Equity securities.................................................             2,193     2,193
   Mortgage loans on real estate.....................................            21,951    22,847
   Policy loans......................................................             8,158     8,158
   Short-term investments............................................               930       930
   Cash and cash equivalents.........................................             3,419     3,419
   Mortgage loan commitments.........................................   $534         --        17
Liabilities:
   Policyholder account balances.....................................            43,196    42,958
   Short-term debt...................................................             1,085     1,085
   Long-term debt....................................................             3,406     3,306
   Payable under securities loaned transactions......................            12,301    12,301
Other:
   Company-obligated mandatorily redeemable securities of subsidiary
     trusts..........................................................               118       118

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  Fixed Maturities and Equity Securities

   The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  Mortgage Loans on Real Estate and Mortgage Loan Commitments

   Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

  Policy Loans

   The carrying values for policy loans approximate fair value.

  Cash and Cash Equivalents and Short-term Investments

   The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  Policyholder Account Balances

   The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

  Short-term and Long-term Debt, Payables Under Securities Loaned Transactions and Company-Obligated Mandatorily Redeemable Securities of Subsidiary Trusts

   The fair values of short-term and long-term debt, payables under securities loaned transactions and Company-obligated mandatorily redeemable securities of subsidiary trusts are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

  Derivative Instruments

   The fair value of derivative instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, floors, foreign exchange contracts, caps, exchange-traded options and written covered call options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

6.  Employee Benefit Plans

  Pension Benefit and Other Benefit Plans

   The Company is both the sponsor and administrator of defined benefit pension plans covering all eligible employees and sales representatives of Metropolitan Life and certain of its subsidiaries. Retirement benefits are based upon years of credited service and final average earnings history.

   The Company also provides certain postemployment benefits and certain postretirement health care and life insurance benefits for retired employees through insurance contracts. Substantially all of the Company's employees may, in accordance with the plans applicable to the postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                            December 31,
                                                   ------------------------------
                                                       Pension
                                                      Benefits     Other Benefits
                                                   --------------  --------------
                                                    2001    2000    2001    2000
                                                   ------  ------  ------  ------
                                                        (Dollars in millions)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year. $4,145  $3,737  $1,542  $1,483
   Service cost...................................    104      98      34      29
   Interest cost..................................    308     291     115     113
   Acquisitions and divestitures..................    (12)    107      --      37
   Actuarial losses...............................    169     176      66      59
   Curtailments and terminations..................    (49)     (3)      9       2
   Change in benefits.............................     29      (2)     --     (86)
   Benefits paid..................................   (268)   (259)    (97)    (95)
                                                   ------  ------  ------  ------
Projected benefit obligation at end of year.......  4,426   4,145   1,669   1,542
                                                   ------  ------  ------  ------
Change in plan assets:
Contract value of plan assets at beginning of year  4,619   4,726   1,318   1,199
   Actual return on plan assets...................   (201)     54     (49)    179
   Acquisitions and divestitures..................    (12)     79      --      --
   Employer and participant contributions.........     23      19       1       3
   Benefits paid..................................   (268)   (259)   (101)    (63)
                                                   ------  ------  ------  ------
Contract value of plan assets at end of year......  4,161   4,619   1,169   1,318
                                                   ------  ------  ------  ------
(Under) over funded...............................   (265)    474    (500)   (224)
Unrecognized net asset at transition..............     --     (31)     --      --
Unrecognized net actuarial losses (gains).........    693       2    (258)   (478)
Unrecognized prior service cost...................    116     109     (49)    (89)
                                                   ------  ------  ------  ------
Prepaid (accrued) benefit cost.................... $  544  $  554  $ (807) $ (791)
                                                   ======  ======  ======  ======
Qualified plan prepaid pension cost............... $  805  $  775
Non-qualified plan accrued pension cost...........   (323)   (263)
Unamortized prior service cost....................     16      14
Accumulated other comprehensive income............     46      28
                                                   ------  ------
Prepaid benefit cost.............................. $  544  $  554
                                                   ======  ======

   The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                                                               Non-Qualified
                                                              Qualified Plans      Plans           Total
                                                             ----------------  ------------  ----------------
                                                              2001     2000    2001   2000    2001     2000
                                                             -------  -------  -----  -----  -------  -------
                                                                           (Dollars in millions)
Aggregate projected benefit obligation...................... $(4,006) $(3,775) $(420) $(370) $(4,426) $(4,145)
Aggregate contract value of plan assets (principally Company
  contracts)................................................   4,161    4,619     --     --    4,161    4,619
                                                             -------  -------  -----  -----  -------  -------
Over (under) funded......................................... $   155  $   844  $(420) $(370) $  (265) $   474
                                                             =======  =======  =====  =====  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                               Pension Benefits   Other Benefits
                                             -------------------- ---------------
                                               2001       2000     2001    2000
                                             --------- ---------- ------- -------
Weighted average assumptions at December 31:
Discount rate............................... 6.9%-7.4% 6.9%-7.75% 6%-7.4% 6%-7.5%
Expected rate of return on plan assets......     8%-9%      8%-9%   6%-9%   6%-9%
Rate of compensation increase...............     4%-6%      4%-6%     N/A     N/A

   The assumed health care cost trend rates used in measuring the accumulated nonpension postretirement benefit obligation were as follows:

                                                 December 31,
                                      -----------------------------------
                                                   2001              2000
                                      ------------------------------ ----
       Pre-Medicare eligible benefits 9.5% down to 5% over 10 years  6.5%
       Medicare eligible benefits.... 11.5% down to 5% over 10 years   6%

   Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                        One Percent One Percent
                                                         Increase    Decrease
                                                        ----------- -----------
                                                         (Dollars in millions)
Effect on total of service and interest cost components    $ 15        $ 12
Effect on accumulated postretirement benefit obligation    $137        $114

   The components of periodic benefit costs were as follows:

                                         Pension Benefits     Other Benefits
                                       -------------------  -----------------
                                       2001   2000   1999   2001   2000  1999
                                       -----  -----  -----  -----  ----  ----
                                                (Dollars in millions)
 Service cost......................... $ 104  $  98  $ 100  $  34  $ 29  $ 28
 Interest cost........................   308    291    271    115   113   107
 Expected return on plan assets.......  (402)  (420)  (363)  (108)  (97)  (89)
 Amortization of prior actuarial gains    (2)   (19)    (6)   (27)  (22)  (11)
 Curtailment (credit) cost............    21     (3)   (17)     6     2    10
                                       -----  -----  -----  -----  ----  ----
 Net periodic benefit (credit) cost... $  29  $ (53) $ (15) $  20  $ 25  $ 45
                                       =====  =====  =====  =====  ====  ====

  Savings and Investment Plans

   The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $64 million, $65 million and $45 million for the years ended December 31, 2001, 2000 and 1999, respectively.

7.  Closed Block

   On the date of demutualization, Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES continues, and for appropriate adjustments in such scales if the experience changes. The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

   The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings. Amounts reported for the period after demutualization are as of April 1, 2000 and for the period beginning on April 1, 2000 (the effect of transactions from April 1, 2000 through April 6, 2000 are not considered material).

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Closed block liabilities and assets designated to the closed block are as follows:

                                                                                             December 31,
                                                                                        ---------------------
                                                                                           2001       2000
                                                                                         -------     -------
                                                                                        (Dollars in millions)
CLOSED BLOCK LIABILITIES
Future policy benefits................................................................. $40,325     $39,415
Other policyholder funds...............................................................     321         278
Policyholder dividends payable.........................................................     757         740
Policyholder dividend obligation.......................................................     708         385
Payables under securities loaned transactions..........................................   3,350       3,268
Other..................................................................................      90          78
                                                                                         -------     -------
   Total closed block liabilities......................................................  45,551      44,164
                                                                                         -------     -------

ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
   Fixed maturities available-for-sale, at fair value (amortized cost: $25,761 and
     $25,657, respectively)............................................................  26,331      25,634
   Equity securities, at fair value (amortized cost: $240 and $52, respectively).......     282          54
   Mortgage loans on real estate.......................................................   6,358       5,801
   Policy loans........................................................................   3,898       3,826
   Short-term investments..............................................................     170         223
   Other invested assets (amortized cost: $137 and $250, respectively).................     159         248
                                                                                         -------     -------
       Total investments...............................................................  37,198      35,786
Cash and cash equivalents..............................................................   1,119         661
Accrued investment income..............................................................     550         557
Deferred income tax receivable.........................................................   1,060       1,234
Premiums and other receivables.........................................................     244         158
                                                                                         -------     -------
   Total assets designated to the closed block.........................................  40,171      38,396
                                                                                         -------     -------
Excess of closed block liabilities over assets designated to to the closed block.......   5,380       5,768
                                                                                         -------     -------
Amounts included in accumulated other comprehensive income:
   Net unrealized investment gains (losses), net of deferred income tax expense
     (benefit) of $219 and $(9), respectively..........................................     389         (14)
   Unrealized derivative gains, net of deferred income taxes of $9.....................      17          --
   Allocated to policyholder dividend obligation, net of deferred income taxes of $255
     and $143, respectively............................................................    (453)       (242)
                                                                                         -------     -------
                                                                                            (47)       (256)
                                                                                         -------     -------
Maximum future earnings to be recognized from closed block assets and liabilities...... $ 5,333     $ 5,512
                                                                                         =======     =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Information regarding the policyholder dividend obligation is as follows:

                                                                                               For the Period
                                                                                    For the    April 7, 2000
                                                                                   Year Ended     through
                                                                                  December 31,  December 31,
                                                                                      2001          2000
                                                                                  ------------ --------------
                                                                                     (Dollars in millions)
Balance at beginning of period (1)...............................................    $ 385          $ --
Change in policyholder dividend obligation before allocable net investment losses      159            85
Net investment losses............................................................     (159)          (85)
Change in unrealized investment and derivative gains.............................      323           385
                                                                                     -----          ----
Balance at end of period.........................................................    $ 708          $385
                                                                                     =====          ====

--------
(1) For the period ended at December 31, 2000, the beginning of the period is April 7, 2000. See Note 1 "Summary of Significant Accounting
    Policies--Demutualization."

   Closed block revenues and expenses were as follows:

                                                                                         For the Period
                                                                                         April 7, 2000
                                                                      For the Year Ended    through
                                                                         December 31,     December 31,
                                                                             2001             2000
                                                                      ------------------ --------------
                                                                            (Dollars in millions)
REVENUES
Premiums.............................................................       $3,658           $2,900
Net investment income................................................        2,711            1,949
Net investment losses (net of amounts allocable to the policyholder
  dividend obligation of $(159) and $(85), respectively).............          (20)            (150)
                                                                            ------           ------
   Total revenues....................................................        6,349            4,699
                                                                            ------           ------
EXPENSES
Policyholder benefits and claims.....................................        3,862            2,874
Policyholder dividends...............................................        1,544            1,132
Change in policyholder dividend obligation (excludes amounts directly
  related to net investment losses of $(159) and $(85), respectively)          159               85
Other expenses.......................................................          508              425
                                                                            ------           ------
   Total expenses....................................................        6,073            4,516
                                                                            ------           ------
Revenues net of expenses before income taxes.........................          276              183
Income taxes.........................................................           97               67
                                                                            ------           ------
Revenues net of expenses and income taxes............................       $  179           $  116
                                                                            ======           ======

   The change in maximum future earnings of the closed block was as follows:

                                                       For the Period
                                                       April 7, 2000
                                    For the Year Ended    through
                                       December 31,     December 31,
                                           2001             2000
                                    ------------------ --------------
                                          (Dollars in millions)
           Beginning of period.....       $5,512           $5,628
           End of period...........        5,333            5,512
                                          ------           ------
           Change during the period       $ (179)          $ (116)
                                          ======           ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the plan of reorganization. The Company also charges the closed block for expenses of maintaining the policies included in the closed block.

   Many of the derivative instrument strategies used by the Company are also used for the closed block. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in $11 million of other comprehensive income, net of income taxes of $6 million. For the year ended December 31, 2001, the closed block recognized net investment gains of $5 million primarily relating to non-speculative derivative uses that are permitted by the Department but that have not met the requirements of SFAS 133 to qualify for hedge accounting. Excluding the adoption adjustment, the changes in other comprehensive income were $6 million, net of taxes of $3 million, for the year ended December 31, 2001.

8.  Separate Accounts

   Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $48,912 million and $53,656 million at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk, and guaranteed separate accounts totaling $13,802 million and $16,594 million at December 31, 2001 and 2000, respectively, for which the Company contractually guarantees either a minimum return or account value to the policyholder.

   Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $564 million, $667 million and $485 million for the years ended December 31, 2001, 2000 and 1999, respectively. Guaranteed separate accounts consisted primarily of Met Managed Guaranteed Interest Contracts and participating close out contracts. The average interest rates credited on these contracts were 7.0% and 6.9% at December 31, 2001 and 2000, respectively. The assets that support these liabilities were comprised of $11,888 million and $15,708 million in fixed maturities at December 31, 2001 and 2000, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, these investment products carry a graded surrender charge as well as a market value adjustment.

9.  Debt

   Debt consisted of the following:

                                                                                          December 31,
                                                                                      ---------------------
                                                                                       2001       2000
                                                                                      ------     ------
                                                                                      (Dollars in millions)
Surplus notes, interest rates ranging from 6.30% to 7.80%, maturity dates ranging
  from 2003 to 2025.................................................................. $1,630     $1,630
Capital note, interest rate of 8% due 2005...........................................     --      1,006
Investment-related exchangeable debt, interest rate of 4.90% due 2002................    195        271
Fixed rate notes, interest rates ranging from 3.47% to 12.00%, maturity dates ranging
  from 2002 to 2019..................................................................     87        316
Senior notes, interest rates ranging from 6.75% to 7.25%, maturity dates ranging from
  2006 to 2011.......................................................................    298         98
Capital lease obligations............................................................     23         42
Other notes with varying interest rates..............................................    147         43
                                                                                      ------     ------
Total long-term debt.................................................................  2,380      3,406
Total short-term debt................................................................    345      1,085
                                                                                      ------     ------
   Total............................................................................. $2,725     $4,491
                                                                                      ======     ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Metropolitan Life and certain of its subsidiaries maintain committed and unsecured credit facilities aggregating $2,250 million (five-year facility of $1,000 million expiring in April 2003 and a 364-day facility of $1,250 million expiring in April of 2002). If these facilities are drawn upon, they would bear interest at rates stated in the agreements. The facilities can be used for general corporate purposes and also provide backup for the Company's commercial paper program. At December 31, 2001, there were no outstanding borrowings under either of the facilities. At December 31, 2001, $72 million in letters of credit from various banks were outstanding between Metropolitan Life and certain of its subsidiaries.

   Reinsurance Group of America, Incorporated ("RGA"), a subsidiary of the Company, maintains committed and unsecured credit facilities aggregating $180 million (one facility of $140 million, one facility of $18 million and one facility of $22 million all expiring in 2005). At December 31, 2001 RGA had drawn approximately $24 million under these facilities at interest rates ranging from 4.40% to 4.97%. At December 31, 2001 $376 million in letters of credit from various banks were outstanding between the subsidiaries of RGA.

   Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Superintendent, the $300 million 7.45% surplus notes due 2023 may be redeemed, in whole or in part, at the election of Metropolitan Life at any time on or after November 1, 2003.

   In 2001, the Company retired a $1,006 million long-term debt capital note payable to the Holding Company.

   The issue of investment-related exchangeable debt is payable in cash or by delivery of an underlying security owned by the Company. The amount of the debt payable at maturity is greater than the principal of the debt if the market value of the underlying security appreciates above certain levels at the date of debt repayment as compared to the market value of the underlying security at the date of debt issuance. At December 31, 2001, the underlying security pledged as collateral had a market value of $240 million.

   The aggregate maturities of long-term debt for the Company are $208 million in 2002, $441 million in 2003, $27 million in 2004, $272 million in 2005, $110 million in 2006 and $1,322 million thereafter.

   Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 2.1% and 6.6% and a weighted average maturity of 87 days and 44 days at December 31, 2001 and 2000, respectively. The Company also has other secured borrowings with a weighted average coupon rate of 7.25% and a weighted average maturity of 30 days at December 31, 2001.

   Interest expense related to the Company's indebtedness included in other expenses was $313 million, $417 million and $358 million for the years ended December 31, 2001, 2000 and 1999, respectively.

10.  Company-Obligated Mandatorily Redeemable Securities of Subsidiary Trusts

   GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding were $118 million, net of unamortized discount of $7 million at December 31, 2001 and 2000. Interest expense on these instruments is included in other expenses and was $11 million for both the years ended December 31, 2001 and 2000, respectively.

   RGA Capital Trust I. In December 2001, a subsidiary of the Company, RGA, through its wholly-owned trust RGA Capital Trust I (the "Trust") issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051, and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discounted (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding at December 31, 2001 were $158 million, net of unamortized discount of $67 million.

11.  Commitments and Contingencies

  Litigation

  Sales Practices Claims

   Over the past several years, Metropolitan Life, New England Mutual Life Insurance Company ("New England Mutual") and General American Life Insurance Company ("General American") have faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims."

   In December 1999, the United States District Court for the Western District of Pennsylvania approved a class action settlement resolving litigation against Metropolitan Life involving certain alleged sales practices claims. The settlement class includes most of the owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company between January 1, 1982 and December 31, 1997. The class includes owners of approximately six million in-force or terminated insurance policies and approximately one million in-force or terminated annuity contracts or certificates. Implementation of the settlement is substantially completed.

   Similar sales practices class actions against New England Mutual, with which Metropolitan Life merged in 1996, and General American, which was acquired in 2000, have been settled. The New England Mutual case, approved by the United States District Court for the District of Massachusetts in October 2000, involves approximately 600,000 life insurance policies sold during the period January 1, 1983 through August 31, 1996. Implementation of the New England Mutual class action settlement is substantially completed. The General American case, approved by the United States District Court for the Eastern District of Missouri, and affirmed by the appellate court in October 2001, involves approximately 250,000 life insurance policies sold during the period January 1, 1982 through December 31, 1996. A petition for writ of certiorari to the United States Supreme Court has been filed by objectors to the settlement. Implementation of the General American class action settlement is proceeding.

   Metropolitan Life expects that the total cost of its class action settlement will be approximately $957 million. It is expected that the total cost of the New England Mutual class action settlement will be approximately $160 million. General American expects that the total cost of its class action settlement will be approximately $68 million.

   Certain class members have opted out of the class action settlements noted above and have brought or continued non-class action sales practices lawsuits. As of December 31, 2001, there are approximately 420 sales practices lawsuits pending against Metropolitan Life, approximately 40 sales practices lawsuits pending against New England Mutual and approximately 40 sales practices lawsuits pending against General American. Metropolitan Life, New England Mutual and General American continue to vigorously defend themselves against these lawsuits. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Metropolitan Life class action settlement did not resolve two putative class actions involving sales practices claims filed against Metropolitan Life in Canada, and these actions remain pending. In October 2001, the United States District Court for the Southern District of New York approved the settlement of a class action alleging improper sales abroad that was brought against Metropolitan Life, Metropolitan Insurance and Annuity Company, Metropolitan Tower Life Insurance Company and various individual defendants. No appeal was filed and the settlement is being implemented.

   The Company believes adequate provision has been made in its consolidated financial statements for all reasonably probable and estimable losses for sales practices claims against Metropolitan Life, New England Mutual and General American.

   During 1998, Metropolitan Life purchased excess of loss reinsurance agreements to provide reinsurance with respect to sales practices claims made on or prior to December 31, 1999 and for certain mortality losses in 1999. The premium for the excess of loss reinsurance agreements was $529 million. These reinsurance agreements had a maximum aggregate limit of $650 million, with a maximum sublimit of $550 million for losses for sales practices claims. The coverage was in excess of an aggregate self-insured retention of $385 million with respect to sales practices claims and $506 million, plus the Company's statutory policy reserves released upon the death of insureds, with respect to life mortality losses. The excess of loss reinsurance agreements were amended in 2000 to transfer mortality risks under the Metropolitan Life class action settlement agreement. Recoveries have been made under the reinsurance agreements for the sales practices claims. Although there is no assurance that other reinsurance claim submissions will be paid, the Company believes payment is likely to occur. The Company accounts for the aggregate excess of loss reinsurance agreements as reinsurance; however, if deposit accounting were applied, the effect on the Company's consolidated financial statements in 2001, 2000 and 1999 would not be significant.

   Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England Mutual's or General American's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  Asbestos-Related Claims

   Metropolitan Life is also a defendant in thousands of lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits, currently numbering in the thousands, have principally been based upon allegations relating to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and alleging that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Legal theories asserted against Metropolitan Life have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. While Metropolitan Life believes it has meritorious defenses to these claims, and has not suffered any adverse judgments in respect of these claims, most of the cases have been resolved by settlements. Metropolitan Life intends to continue to exercise its best judgment regarding settlement or defense of such cases, including when trials of these cases are appropriate. The number of such cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table sets forth the total number of asbestos personal injury claims pending against Metropolitan Life as of the dates indicated, the number of new claims during the years ended on those dates and the total settlement payments made to resolve asbestos personal injury claims during those years:

                                                          At or for the Years Ended
                                                                December 31,
                                                          -------------------------
                                                            2001     2000    1999
                                                          -------  -------  -------
Asbestos personal injury claims at year end (approximate)  89,000   73,000   60,000
Number of new claims during year (approximate)...........  59,500   54,500   35,500
Settlement payments during year (dollars in millions)(1). $  90.7  $  71.1  $ 113.3

--------
(1) Settlement payments represent payments made during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

   Prior to the fourth quarter of 1998, Metropolitan Life established a liability for asbestos-related claims based on settlement costs for claims that Metropolitan Life had settled, estimates of settlement costs for claims pending against Metropolitan Life and an estimate of settlement costs for unasserted claims. The amount for unasserted claims was based on management's estimate of unasserted claims that would be probable of assertion. A liability is not established for claims which management believes are only reasonably possible of assertion. Based on this process, the accrual for asbestos-related claims at December 31, 1997 was $386 million. Potential liabilities for asbestos-related claims are not easily quantified, due to the nature of the allegations against Metropolitan Life, which are not related to the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products, adding to the uncertainty as to the number of claims that may be brought against Metropolitan Life.

   During 1998, Metropolitan Life decided to pursue the purchase of excess insurance to limit its exposure to asbestos-related claims noted above. In connection with the negotiations with the casualty insurers to obtain this insurance, Metropolitan Life obtained information that caused management to reassess the accruals for asbestos-related claims. This information included:

    . Information from the insurers regarding the asbestos-related claims experience of other insureds, which indicated that the number of claims that were probable of assertion against Metropolitan Life in the future was significantly greater than it had assumed in its accruals. The number of claims brought against Metropolitan Life is generally a reflection of the number of asbestos-related claims brought against asbestos defendants generally and the percentage of those claims in which Metropolitan Life is included as a defendant. The information provided to Metropolitan Life relating to other insureds indicated that Metropolitan Life had been included as a defendant for a significant percentage of total asbestos-related claims and that it may be included in a larger percentage of claims in the future, because of greater awareness of asbestos litigation generally by potential plaintiffs and plaintiffs' lawyers and because of the bankruptcy and reorganization or the exhaustion of insurance coverage of other asbestos defendants; and that, although volatile, there was an upward trend in the number of total claims brought against asbestos defendants.

    . Information derived from actuarial calculations Metropolitan Life made in the fourth quarter of 1998 in connection with these negotiations, which helped to frame, define and quantify this liability. These calculations were made using, among other things, current information regarding Metropolitan Life's claims and settlement experience (which reflected Metropolitan Life's decision to resolve an increased number of these claims by settlement), recent and historic claims and settlement experience of selected other companies and information obtained from the insurers.

   Based on this information, Metropolitan Life concluded that certain claims that previously were considered as only reasonably possible of assertion were probable of assertion, increasing the number of assumed claims to approximately three times the number assumed in prior periods. As a result of this reassessment, Metropolitan Life increased its liability for asbestos-related claims to $1,278 million at December 31, 1998.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   During 1998, Metropolitan Life paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500 million, which is in excess of a $400 million self-insured retention. The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. As a result of the excess insurance policies, $878 million was recorded as a recoverable at December 31, 2001, 2000 and 1999. Although amounts paid in any given year that are recoverable under the policies will be reflected as a reduction in the Company's operating cash flows for that year, management believes that the payments will not have a material adverse effect on the Company's liquidity. Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to the Company at the commutation date if experience under the policy to such date has been favorable, or pro rata reductions from time to time in the loss reimbursements to the Company if the cumulative return on the reference fund is less than the return specified in the experience fund. It is likely that a claim will be made under the excess insurance policies in 2003 for a portion of the amounts paid with respect to asbestos litigation in 2002. If at some point in the future, the Company believes the liability for probable and estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be deferred and amortized into income over the estimated remaining settlement period of the insurance policies.

   The Company believes adequate provision has been made in its consolidated financial statements for all reasonably probable and estimable losses for asbestos-related claims. Estimates of the Company's asbestos exposure are very difficult to predict due to the limitations of available data and the substantial difficulty of predicting with any certainty numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims and the impact of any possible future adverse verdicts and their amounts. Recent bankruptcies of other companies involved in asbestos litigation, as well as advertising by plaintiffs' asbestos lawyers, may be resulting in an increase in the number of claims and the cost of resolving claims, as well as the number of trials and possible verdicts Metropolitan Life may experience. Plaintiffs are seeking additional funds from defendants, including Metropolitan Life, in light of such recent bankruptcies by certain other defendants. Metropolitan Life is studying its recent claims experience, published literature regarding asbestos claims experience in the United States and numerous variables that can affect its asbestos liability exposure, including the recent bankruptcies of other companies involved in asbestos litigation and legislative and judicial developments, to identify trends and to assess their impact on the previously recorded asbestos liability. It is reasonably possible that the Company's total exposure to asbestos claims may be greater than the liability recorded by the Company in its consolidated financial statements and that future charges to income may be necessary. While the potential future charges could be material in particular quarterly or annual periods in which they are recorded, based on information currently known by management, it does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

  Property and Casualty Actions

   A purported class action suit involving policyholders in four states was filed in a Rhode Island state court against a Metropolitan Life subsidiary, Metropolitan Property and Casualty Insurance Company, with respect to claims by policyholders for the alleged diminished value of automobiles after accident-related repairs. After the court denied plaintiffs' motion for class certification, the plaintiffs dismissed the lawsuit with prejudice. Similar "diminished value" purported class action suits have been filed in Texas and Tennessee against Metropolitan Property and Casualty Insurance Company; a Texas trial court recently denied plaintiffs' motion for class certification and a hearing on plaintiffs' motion in Tennessee for class certification is to be scheduled. A purported class action has been filed against Metropolitan Property and Casualty Insurance Company's subsidiary, Metropolitan Casualty Insurance Company, in Florida. The complaint alleges breach of contract and unfair trade practices with respect to allowing the use of parts not made by the original manufacturer to repair damaged automobiles. Discovery is ongoing and a motion for class certification is pending. A two-plaintiff individual lawsuit brought in Alabama alleges that Metropolitan Property and Casualty Insurance Company and CCC, a valuation company, violated state law by failing to pay the proper valuation amount for a total loss. Total loss valuation methods also are the subject of national class actions involving other insurance companies. A Pennsylvania state court purported class action lawsuit filed in August 2001 alleges that

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Metropolitan Property and Casualty Insurance Company improperly took depreciation on partial homeowner losses where the insured replaced the covered item. In addition, in Florida, Metropolitan Property and Casualty Insurance Company has been named in a class action alleging that it improperly established preferred provider organizations (hereinafter "PPO"). Other insurers have been named in both the Pennsylvania and the PPO cases. Metropolitan Property and Casualty Insurance Company and Metropolitan Casualty Insurance Company are vigorously defending themselves against these lawsuits.

  Demutualization Actions

   Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the plan. These actions name as defendants some or all of Metropolitan Life, the Holding Company, the individual directors, the New York Superintendent of Insurance and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. Five purported class actions pending in the Supreme Court of the State of New York for New York County have been consolidated within the commercial part. Metropolitan Life has moved to dismiss these consolidated cases on a variety of grounds. In addition, there remains a separate purported class action in New York state court in New York County that Metropolitan Life also has moved to dismiss. Another purported class action in New York state court in Kings County has been voluntarily held in abeyance by plaintiffs. The plaintiffs in the state court class actions seek injunctive, declaratory and compensatory relief, as well as an accounting and, in some instances, punitive damages. Some of the plaintiffs in the above described actions also have brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the New York Superintendent of Insurance that approved the plan. In this proceeding, petitioners seek to vacate the Superintendent's Opinion and Decision and enjoin him from granting final approval of the plan. This case also is being held in abeyance by plaintiffs. Another purported class action is pending in the Supreme Court of the State of New York for New York County and has been brought on behalf of a purported class of beneficiaries of Metropolitan Life annuities purchased to fund structured settlements claiming that the class members should have received common stock or cash in connection with the demutualization. Metropolitan Life has moved to dismiss this case on a variety of grounds. Three purported class actions were filed in the United States District Court for the Eastern District of New York claiming violation of the Securities Act of 1933. The plaintiffs in these actions, which have been consolidated, claim that the Policyholder Information Booklets relating to the plan failed to disclose certain material facts and seek rescission and compensatory damages. Metropolitan Life's motion to dismiss these three cases was denied on July 23, 2001. A purported class action also was filed in the United States District Court for the Southern District of New York seeking damages from Metropolitan Life and the Holding Company for alleged violations of various provisions of the Constitution of the United States in connection with the plan of reorganization. On July 9, 2001, pursuant to a motion to dismiss filed by Metropolitan Life, this case was dismissed by the District Court. Plaintiffs have appealed to the United States Court of Appeals for the Second Circuit. Metropolitan Life, the Holding Company and the individual defendants believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

   In 2001, a lawsuit was filed in the Superior Court of Justice, Ontario, Canada on behalf of a proposed class of certain former Canadian policyholders against the Holding Company, Metropolitan Life, and Metropolitan Life Insurance Company of Canada. Plaintiffs' allegations concern the way that their policies were treated in connection with the demutualization of Metropolitan Life; they seek damages, declarations, and other non-pecuniary relief. The defendants believe they have meritorious defenses to the plaintiffs' claims and will contest vigorously all of plaintiffs' claims in this matter.

  Race-Conscious Underwriting Claims

   Insurance Departments in a number of states initiated inquiries in 2000 about possible race-conscious underwriting of life insurance. These inquiries generally have been directed to all life insurers licensed in their respective states, including Metropolitan Life and certain of its subsidiaries. The New York Insurance Department has commenced examinations of certain domestic life insurance companies, including Metropolitan Life, concerning

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES possible past race-conscious underwriting practices. Metropolitan Life is cooperating fully with that inquiry, which is ongoing. Four purported class action lawsuits filed against Metropolitan Life in 2000 and 2001 alleging racial discrimination in the marketing, sale, and administration of life insurance policies have been consolidated in the United States District Court for the Southern District of New York. The plaintiffs seek unspecified monetary damages, punitive damages, reformation, imposition of a constructive trust, a declaration that the alleged practices are discriminatory and illegal, injunctive relief requiring Metropolitan Life to discontinue the alleged discriminatory practices and adjust policy values, and other relief. At the outset of discovery, Metropolitan Life moved for summary judgment on statute of limitations grounds. On June 27, 2001, the District Court denied that motion, citing, among other things, ongoing discovery on relevant subjects. The ruling does not prevent Metropolitan Life from continuing to pursue a statute of limitations defense. Plaintiffs have moved for certification of a class consisting of all non-Caucasian policyholders purportedly harmed by the practices alleged in the complaint. Metropolitan Life has opposed the class certification motion. Metropolitan Life has been involved in settlement discussions to resolve the regulatory examinations and the actions pending in the United States District Court for the Southern District of New York. In that connection, Metropolitan Life has recorded a $250 million pre-tax charge in the fourth quarter of 2001 as probable and estimable costs associated with the anticipated resolution of these matters.

   In the fall of 2001, 12 lawsuits were filed against Metropolitan Life on behalf of approximately 109 non-Caucasian plaintiffs in their individual capacities in state court in Tennessee. The complaints allege under state common law theories that Metropolitan Life discriminated against non-Caucasians in the sale, formation and administration of life insurance policies. The plaintiffs have stipulated that they do not seek and will not accept more than $74,000 per person if they prevail on their claims. Early in 2002, two individual actions were filed against Metropolitan Life in federal court in Alabama alleging both federal and state law claims of racial discrimination in connection with the sale of life insurance policies issued. Metropolitan Life is contesting vigorously plaintiffs' claims in the Tennessee and Alabama actions.

  Other

   In March 2001, a putative class action was filed against Metropolitan Life in the United States District Court for the Southern District of New York alleging gender discrimination and retaliation in the MetLife Financial Services unit of the Individual segment. The plaintiffs seek unspecified compensatory damages, punitive damages, a declaration that the alleged practices are discriminatory and illegal, injunctive relief requiring Metropolitan Life to discontinue the alleged discriminatory practices, an order restoring class members to their rightful positions (or appropriate compensation in lieu thereof), and other relief. Metropolitan Life is vigorously defending itself against these allegations.

   A lawsuit has been filed against Metropolitan Life in Ontario, Canada by Clarica Life Insurance Company regarding the sale of the majority of Metropolitan Life's Canadian operation to Clarica in 1998. Clarica alleges that Metropolitan Life breached certain representations and warranties contained in the sale agreement, that Metropolitan Life made misrepresentations upon which Clarica relied during the negotiations and that Metropolitan Life was negligent in the performance of certain of its obligations and duties under the sale agreement. Metropolitan Life is vigorously defending itself against this lawsuit.

   General American has received and responded to subpoenas for documents and other information from the office of the U.S. Attorney for the Eastern District of Missouri with respect to certain administrative services provided by its former Medicare Unit during the period January 1, 1988 through December 31, 1998, which services ended and which unit was disbanded prior to Metropolitan Life's acquisition of General American. The subpoenas were issued as part of the Government's criminal investigation alleging that General American's former Medicare Unit engaged in improper billing and claims payment practices. The Government is also conducting a civil investigation under the federal False Claims Act. General American is cooperating fully with the Government's investigations.

   Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   The Company has recorded, in other expenses, charges of $250 million, $15 million and $499 million for the years ended December 31, 2001, 2000 and 1999, respectively. The charge in 2001 relates to race-conscious underwriting and the charges in 2000 and 1999 relate to sales practice claims. The charge in 1999 was principally related to the settlement of the multi-district litigation proceeding involving alleged improper sales practices, accruals for sales practices claims not covered by the settlement and other legal costs.

  Summary

   It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular quarterly or annual periods.

  Leases

   In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                      Gross
                                                     Rental Sublease  Rental
                                                     Income  Income  Payments
                                                     ------ -------- --------
                                                      (Dollars in millions)
   2002............................................. $  759   $11      $129
   2003.............................................    650    11       112
   2004.............................................    594    10        91
   2005.............................................    521    10        75
   2006.............................................    439    10        59
   Thereafter.......................................  1,669    16       134

  Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1,898 million and $1,311 million at December 31, 2001 and 2000, respectively. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

12.  Acquisitions and Dispositions

  Dispositions

   In December 2001, the Company completed its sale of MIAC to the Holding Company. The amount received in excess of book value was recorded as a capital contribution from the Holding Company. Total assets and total liabilities

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES of MIAC at the date of sale were $6,240 million and $5,219 million, respectively. Total revenues of MIAC included in the consolidated statements of income were $391 million, $509 million and $494 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   On July 2, 2001, the Company completed its sale of Conning Corporation ("Conning"), an affiliate acquired in the acquisition of GenAmerica Financial Corporation ("GenAmerica"). Conning specializes in asset management for insurance company investment portfolios and investment research. The Company received $108 million in the transaction and reported a gain of approximately $16 million, net of income taxes of $9 million, in the third quarter of 2001.

   During the fourth quarter of 2000, the Company completed the sale of its 48% ownership interest in its affiliates, Nvest, L.P. and Nvest Companies L.P. This transaction resulted in an investment gain of $663 million.

  Acquisitions

   On January 6, 2000, Metropolitan Life completed its acquisition of GenAmerica for $1.2 billion. As part of the GenAmerica acquisition, General American Life Insurance Company paid Metropolitan Life a fee of $120 million in connection with the assumption of certain funding agreements. The fee was considered part of the purchase price of GenAmerica. GenAmerica is a holding company which included General American Life Insurance Company, approximately 49% of the outstanding shares of RGA common stock and 61.0% of the outstanding shares of Conning common stock. Metropolitan Life owned 9% of the outstanding shares of RGA common stock prior to the completion of the GenAmerica acquisition. At December 31, 2001 Metropolitan Life's ownership percentage of the outstanding shares of RGA common stock was approximately 58%. On January 30, 2002, MetLife, Inc. and its affiliated companies announced their intention to purchase up to an additional $125 million of RGA's outstanding common stock, over an unspecified period of time. These purchases are intended to offset potential future dilution of the Company's holding of RGA's common stock arising from the issuance by RGA of company-obligated mandatorily redeemable securities of a subsidiary trust on December 10, 2001.

   In April 2000, Metropolitan Life acquired the outstanding shares of Conning common stock not already owned by Metropolitan Life for $73 million. The shares of Conning were subsequently sold in their entirety in July 2001.

   The Company's total revenues and net income for the year ended December 31, 1999 on both a historical and pro forma basis as if the acquisition of GenAmerica had occurred on January 1, 1999 were as follows:

                                                    Total Revenues Net Income
                                                    -------------- ----------
                                                      (Dollars in millions)
  Historical.......................................    $25,128        $617
  Pro forma (unaudited)............................    $28,973        $403

   The pro forma results include adjustments to give effect to the amortization of discounts on fixed maturities, goodwill and value of business acquired, adjustments to liabilities for future policy benefits, and certain other adjustments, together with related income tax effects. The pro forma information is not necessarily indicative of the results that would have occurred had the purchase been made on January 1, 1999 or the future results of the combined operations.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

13.  Business Realignment Initiatives

   During the fourth quarter of 2001, the Company implemented several business realignment initiatives, which resulted from a strategic review of operations and an ongoing commitment to reduce expenses. The impact of these actions on a segment basis are as follows:

                                                    For the year ended
                                                     December 31, 2001
                                                   ---------------------
                                                                Net of
                                                   Amount     Income Tax
                                                   ------     ----------
                                                   (Dollars in millions)
           Institutional..........................  $399         $267
           Individual.............................    97           61
           Auto & Home............................     3            2
                                                    ----         ----
              Total...............................  $499         $330
                                                    ====         ====

   Institutional The charges to this segment include costs associated with exiting a business, including the write-off of goodwill, severance, severance-related expenses, and facility consolidation costs. These expenses are the result of the discontinuance of certain 401(k) recordkeeping services and externally-managed guaranteed index separate accounts. These initiatives will result in the elimination of approximately 450 positions. These actions resulted in charges to policyholder benefits and claims and other expenses of $215 million and $184 million, respectively.

   Individual The charges to this segment include facility consolidation costs, severance and severance-related expenses, which predominately stem from the elimination of approximately 560 non-sales positions and 190 operations and technology positions supporting this segment. The costs were recorded in other expenses.

   Auto & Home The charges to this segment include severance and severance-related costs associated with the elimination of approximately 200 positions. The costs were recorded in other expenses.

   Although many of the underlying business initiatives were completed in 2001, a portion of the activity will continue into 2002. The liability as of December 31, 2001 was $295 million.

14.  Income Taxes

   The provision for income taxes was as follows:

                                                       Years ended
                                                      December 31 ,
                                                  ---------------------
                                                   2001     2000  1999
                                                  ----     -----  ----
                                                  (Dollars in millions)
          Current:
             Federal............................. $(22)    $(131) $608
             State and local.....................   (4)       34    24
             Foreign.............................   15         5     4
                                                   ----    -----  ----
                                                   (11)      (92)  636
                                                   ----    -----  ----
          Deferred:
             Federal.............................  814       555   (78)
             State and local.....................   32         8     2
             Foreign.............................    1         6    (2)
                                                   ----    -----  ----
                                                   847       569   (78)
                                                   ----    -----  ----
          Provision for income taxes............. $836     $ 477  $558
                                                   ====    =====  ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported were as follows:

                                                          Years ended
                                                         December 31,
                                                     ---------------------
                                                     2001      2000  1999
                                                     ----     -----  ----
                                                     (Dollars in millions)
        Tax provision at U.S. statutory rate........ $813     $ 499  $411
        Tax effect of:
           Tax exempt investment income.............  (82)      (52)  (39)
           Surplus tax..............................   --      (145)  125
           State and local income taxes.............   32        30    18
           Prior year taxes.........................   36       (37)  (31)
           Demutualization costs....................   --        21    56
           Payment to former Canadian policyholders.   --       114    --
           Sales of businesses......................    5        31    --
           Other, net...............................   32        16    18
                                                     ----     -----  ----
        Provision for income taxes.................. $836     $ 477  $558
                                                     ====     =====  ====

   Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                         December 31,
                                                     ---------------------
                                                        2001        2000
                                                      -------      ------
                                                     (Dollars in millions)
        Deferred income tax assets:
           Policyholder liabilities and receivables. $ 3,033      $3,034
           Net operating losses.....................     318         258
           Employee benefits........................     123         167
           Litigation related.......................     279         232
           Other....................................     438         350
                                                      -------      ------
                                                       4,191       4,041
           Less: Valuation allowance................     114          78
                                                      -------      ------
                                                       4,077       3,963
                                                      -------      ------
        Deferred income tax liabilities:
           Investments..............................   2,053       1,329
           Deferred policy acquisition costs........   2,756       2,713
           Net unrealized investment gains..........   1,037         626
           Other....................................     124          37
                                                      -------      ------
                                                       5,970       4,705
                                                      -------      ------
        Net deferred income tax liability........... $(1,893)     $ (742)
                                                      =======      ======

   Domestic net operating loss carryforwards amount to $481 million at December 31, 2001 and expire in 2021. Foreign net operating loss carryforwards amount to $401 million at December 31, 2001 and were generated in various foreign countries with expiration periods of five years to infinity.

   The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

   The Internal Revenue Service has audited the Company for the years through and including 1996. The Company is being audited for the years 1997, 1998 and 1999. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

15.  Reinsurance

   The Company's life insurance operations participate in reinsurance in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. Risks in excess of $25 million on single survivorship policies and $30 million on joint survivorship policies are 100 percent coinsured. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. In addition, the Company has exposure to catastrophes, which are an inherent risk of the property and casualty insurance business and could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

   The Company is engaged in life reinsurance whereby it indemnifies other insurance companies for all or a portion of the insurance risk underwritten by the ceding companies.

   See Note 11 for information regarding certain excess of loss reinsurance agreements providing coverage for risks associated primarily with sales practices claims.

   The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                Years ended December 31,
                                               -------------------------
                                                2001     2000     1999
                                               -------  -------  -------
                                                 (Dollars in millions)
      Direct premiums......................... $16,257  $15,661  $13,249
      Reinsurance assumed.....................   2,786    2,858      484
      Reinsurance ceded.......................  (2,020)  (2,256)  (1,645)
                                               -------  -------  -------
      Net premiums............................ $17,023  $16,263  $12,088
                                               =======  =======  =======
         Reinsurance recoveries netted
           against policyholder benefits...... $ 1,816  $ 1,934  $ 1,626
                                               =======  =======  =======

   Reinsurance recoverables, included in premiums and other receivables, were $3,260 million and $3,304 million at December 31, 2001 and 2000, respectively, including $1,356 million and $1,359 million, respectively, relating to reinsurance of long-term guaranteed interest contracts and structured settlement lump sum contracts accounted for as a financing transaction. Reinsurance and ceded commissions payables, included in other liabilities, were $286 million and $225 million at December 31, 2001 and 2000, respectively.

   Premiums and other receivables includes reinsurance receivables due from Exeter Reassurance Company, Limited, a related party, of $644 million and $470 million at December 31, 2001 and 2000, respectively. Other policyholder funds includes reinsurance assumed from MIAC, a related party, of $778 million at December 31, 2001.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following provides an analysis of the activity in the liability for benefits relating to property and casualty and group accident and non-medical health policies and contracts:

                                                                                   Years ended December 31,
                                                                                  -------------------------
                                                                                   2001     2000     1999
                                                                                  -------  -------  -------
                                                                                    (Dollars in millions)
Balance at January 1............................................................. $ 4,185  $ 3,789  $ 3,320
   Reinsurance recoverables......................................................    (413)    (415)    (382)
                                                                                  -------  -------  -------
Net balance at January 1.........................................................   3,772    3,374    2,938
                                                                                  -------  -------  -------
Acquisition of business..........................................................      --        2      204
                                                                                  -------  -------  -------
Incurred related to:
   Current year..................................................................   4,213    3,766    3,129
   Prior years...................................................................     (34)    (111)     (16)
                                                                                  -------  -------  -------
                                                                                    4,179    3,655    3,113
                                                                                  -------  -------  -------
Paid related to:
   Current year..................................................................  (2,567)  (2,237)  (2,012)
   Prior years...................................................................  (1,239)  (1,022)    (869)
                                                                                  -------  -------  -------
                                                                                   (3,806)  (3,259)  (2,881)
                                                                                  -------  -------  -------
Net Balance at December 31.......................................................   4,145    3,772    3,374
   Add: Reinsurance recoverables.................................................     423      413      415
                                                                                  -------  -------  -------
Balance at December 31........................................................... $ 4,568  $ 4,185  $ 3,789
                                                                                  =======  =======  =======

16.  Other Expenses

    Other expenses were comprised of the following:

                                                                                    Years Ended December 31,
                                                                                   -------------------------
                                                                                    2001     2000     1999
                                                                                   -------  -------  -------
                                                                                     (Dollars in millions)
Compensation...................................................................... $ 2,447  $ 2,712  $ 2,590
Commissions.......................................................................   1,649    1,638      872
Interest and debt issue costs.....................................................     312      436      405
Amortization of policy acquisition costs (excludes amortization of $21, $(95), and
  $(46), respectively, related to realized investment losses).....................   1,434    1,472      930
Capitalization of policy acquisition costs........................................  (2,018)  (1,805)  (1,160)
Rent, net of sublease income......................................................     280      230      172
Minority interest.................................................................      57      115       55
Other.............................................................................   3,303    3,133    2,598
                                                                                   -------  -------  -------
   Total other expenses........................................................... $ 7,464  $ 7,931  $ 6,462
                                                                                   =======  =======  =======

17.  Stockholder's Equity

  Dividend Restrictions

   Under the New York Insurance Law, Metropolitan Life is permitted without prior insurance regulatory clearance to pay a stockholder dividend to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life will be permitted to pay a stockholder dividend to the Holding Company in

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution. Under the New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Department has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. For the year ended December 31, 2001, Metropolitan Life paid the Holding Company $721 million in dividends for which prior insurance regulatory clearance was not required and $3,033 million in special dividends, as approved by the Superintendent. Of the total dividend paid, $1,894 million (retained earnings from date of demutualization through the month the dividend was paid) was charged to retained earnings and $1,860 million was charged to additional paid-in-capital. For the year ended December 31, 2000, Metropolitan Life paid to the Holding Company $762 million in dividends for which prior insurance regulatory clearance was not required. At December 31, 2001, Metropolitan Life could pay the Holding Company a dividend of $546 million without prior approval of the Superintendent.

  Stock Compensation Plans

   Under the MetLife, Inc. 2000 Stock Incentive Plan (the "Stock Incentive Plan"), awards granted may be in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code. Under the MetLife, Inc. 2000 Directors Stock Plan, (the "Directors Stock Plan") awards granted may be in the form of stock awards or non-qualified stock options or a combination of the foregoing to outside Directors of the Company. The aggregate number of shares of MetLife common stock that may be awarded under the Stock Incentive Plan is subject to a maximum limit of 37,823,333 shares for the duration of the plan. The Directors Stock Plan has a maximum limit of 500,000 share awards.

   All options granted have an exercise price equal to the fair market value price of MetLife's common stock on the date of grant, and an option's maximum term is ten years. Certain options under the Stock Incentive Plan become exercisable over a three-year period commencing with date of grant, while other options become exercisable three years after the date of grant. Options issued under the Directors Stock Plan are exercisable at any time after April 7, 2002.

   The Company applies APB 25 and related interpretations in accounting for its stock-based compensation plans. Accordingly, in the measurement of compensation expense, the Company utilizes the excess of market price over exercise price on the first date that both the number of shares and award price are known. For the year ended December 31, 2001, compensation expense for non-employees related to MetLife's Stock Incentive Plan and Directors Stock Plan was $1 million, which was recorded by the Company.

   Had compensation cost for the MetLife, Inc. Stock Incentive Plan and Directors Stock Plan been determined based on fair value at the grant date for awards under those plans consistent with the method of SFAS No. 123, the Company's net income for the year ended December 31, 2001 would have been reduced to a pro forma amount of $1,468 million.

   The pro forma net income is not necessarily representative of the effects on net income in future years. The pro forma net income includes the Company's ownership share of compensation costs related to RGA's incentive stock plan determined in accordance with SFAS 123.

   The fair value of each option grant is estimated on the date of the grant using the Black-Scholes options-pricing model with the following weighted average assumptions used for grants in 2001: dividend yield of 0.68%, expected price variability of 31.60%, risk-free interest rate of 5.72% and expected duration ranging from 4 to 6 years.

  Statutory Equity and Income

   Applicable insurance department regulations require that the insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis. In addition, New York State Statutory Accounting Practices do not provide for deferred income taxes. Statutory net income of Metropolitan Life, as filed with the Department, was $2,782 million, $1,027 million and $789 million for the years ended December 31, 2001, 2000 and 1999, respectively; statutory capital and surplus, as filed, was $5,358 million and $7,213 million at December 31, 2001 and 2000, respectively.

                                                                    December 31,
                                                             ---------------------
                                                                2001       2000
                                                              -------     -------
                                                             (Dollars in millions)
Statutory capital and surplus of insurance subsidiaries..... $ 5,358     $ 7,213
GAAP adjustments for:
   Future policy benefits and policyholder account balances.  (3,909)     (4,012)
   Deferred policy acquisition costs........................  10,169      10,061
   Deferred income taxes....................................  (1,800)       (381)
   Valuation of investments.................................   2,821       1,038
   Statutory asset valuation reserves.......................   3,870       3,347
   Statutory interest maintenance reserves..................     392         547
   Surplus notes............................................  (1,655)     (1,650)
   Other, net...............................................    (802)       (147)
                                                              -------     -------
Stockholder's Equity........................................ $14,444     $16,016
                                                              =======     =======

                                                                      Years ended December 31,
                                                                      -----------------------
                                                                        2001     2000   1999
                                                                      -------   ------  -----
                                                                       (Dollars in millions)
Net change in statutory capital and surplus of insurance subsidiaries $(1,855)  $ (417) $ 242
GAAP adjustments for:
   Future policy benefits and policyholder account balances..........     899      152    556
   Deferred policy acquisition costs.................................     549      320    379
   Deferred income taxes.............................................    (848)    (614)   154
   Valuation of investments..........................................     149    1,339    473
   Statutory asset valuation reserves................................     551       88   (226)
   Statutory interest maintenance reserves...........................    (200)    (571)  (368)
   Dividends.........................................................   3,754      762     --
   Sale of subsidiary................................................    (808)      --     --
   Other, net........................................................    (704)    (110)  (593)
                                                                      -------   ------  -----
Net income........................................................... $ 1,487   $  949  $ 617
                                                                      =======   ======  =====

   The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification in accordance with NAIC guidance would have increased Metropolitan Life's statutory capital and surplus by approximately $1.5 billion. The adoption of the Codification, as modified by the Department, increased Metropolitan Life's statutory capital and surplus by approximately $84 million, as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on Metropolitan Life's statutory surplus and capital.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

18.  Other Comprehensive Income (Loss)

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                                 December 31,
                                                                                           -----------------------
                                                                                            2001    2000    1999
                                                                                           ------  ------  -------
                                                                                            (Dollars in millions)
Holding gains (losses) on investments arising during the year............................. $1,284  $2,807  $(6,314)
Income tax effect of holding gains or losses..............................................   (509)   (975)   2,262
Reclassification adjustments:
   Recognized holding losses included in current year income..............................    579     989       38
   Amortization of premium and discount on investments....................................   (475)   (498)    (307)
   Recognized holding losses allocated to other policyholder amounts......................    (33)    (54)     (67)
   Income tax effect......................................................................    (28)   (152)     120
Allocation of holding (gains) losses on investments relating to other policyholder amounts   (154)   (977)   3,788
Income tax effect of allocation of holding gains or losses to other policyholder amounts..     61     340   (1,357)
Unrealized investment gain of subsidiary at date of sale..................................   (173)     --       --
Deferred income taxes on unrealized investment gains of subsidiary at date of sale........     64      --       --
                                                                                           ------  ------  -------
Net unrealized investment gains (losses)..................................................    616   1,480   (1,837)
                                                                                           ------  ------  -------
Foreign currency translation adjustments arising during the year..........................    (58)     (6)      50
Foreign currency translation of subsidiary at date of sale................................     19      --       --
                                                                                           ------  ------  -------
Foreign currency translation adjustment...................................................    (39)     (6)      50
                                                                                           ------  ------  -------
Minimum pension liability adjustment......................................................    (18)     (9)      (7)
                                                                                           ------  ------  -------
Other comprehensive income (loss)......................................................... $  559  $1,465  $(1,794)
                                                                                           ======  ======  =======

19.  Business Segment Information

   The Company provides insurance and financial services to customers in the United States, Canada, Central America, South America, Europe, South Africa, Asia and Australia. The Company's business is divided into six major segments:
Individual, Institutional, Reinsurance, Auto & Home, Asset Management and International. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

   Individual offers a wide variety of individual insurance and investment products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement and savings products and services, including group life insurance, non-medical health insurance such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Reinsurance provides life reinsurance and international life and disability on a direct and reinsurance basis. Auto & Home provides insurance coverages, including private passenger automobile, homeowners and personal excess liability insurance. Asset Management provides a broad variety of asset management products and services to individuals and institutions. International provides life insurance, accident and health insurance, annuities and retirement and savings products to both individuals and groups, and auto and homeowners coverage to individuals.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Set forth in the tables below is certain financial information with respect to the Company's operating segments as of or for the years ended December 31, 2001, 2000 and 1999. The accounting policies of the segments are the same as those described in the summary of significant accounting policies, except for the method of capital allocation and the accounting for gains and losses from inter-company sales which are eliminated in consolidation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to more effectively manage its capital. The Company evaluates the performance of each operating segment based upon income or loss from operations before provision for income taxes and non-recurring items (e.g. items of unusual or infrequent nature). The Company allocates non-recurring items (primarily consisting of expenses associated with the anticipated resolution of proceedings alleging race-conscious underwriting practices, sales practices claims and claims for personal injuries caused by exposure to asbestos or asbestos-containing products and demutualization costs) to Corporate & Other.

                                                                        Auto                            Corporate
    At or for the year ended                                             &       Asset                      &
       December 31, 2001          Individual Institutional Reinsurance  Home   Management International   Other    Total
    ------------------------      ---------- ------------- ----------- ------  ---------- ------------- --------- --------
                                                                   (Dollars in millions)
Premiums.........................  $  4,559     $ 7,288      $1,680    $2,755     $ --       $  788      $   (47) $ 17,023
Universal life and investment-
  type product policy fees.......     1,245         592          --        --       --           38           (1)    1,874
Net investment income............     6,455       4,161         349       200       71          256          299    11,791
Other revenues...................       495         649          35        22      198           16          117     1,532
Net investment gains (losses)....       826         (15)        (10)      (17)      25          (16)         134       927
Policyholder benefits and claims.     5,228       8,924       1,386     2,121       --          632          (26)   18,265
Interest credited to policyholder
  account balances...............     1,850       1,012         122        --       --           51           --     3,035
Policyholder dividends...........     1,767         259          --        --       --           34           --     2,060
Other expenses...................     3,004       1,907         481       800      252          315          705     7,464
Income (loss) before provision
  for income taxes...............     1,731         573          65        39       42           50         (177)    2,323
Net income (loss)................     1,086         383          39        41       27           16         (105)    1,487
Total assets.....................   126,655      89,620       7,036     4,581      256        3,385       16,211   247,744
Deferred policy acquisition costs     8,451         509       1,052       179       --          263           17    10,471
Separate account assets..........    31,261      31,177          13        --       --          277          (14)   62,714
Policyholder liabilities.........    83,783      52,035       4,626     2,610       --        1,987          846   145,887
Separate account liabilities.....    31,261      31,177          13        --       --          277          (14)   62,714

                                                                       Auto                            Corporate
    At or for the year ended                                            &       Asset                      &
       December 31, 2000         Individual Institutional Reinsurance  Home   Management International   Other    Total
    ------------------------     ---------- ------------- ----------- ------  ---------- ------------- --------- --------
                                                                   (Dollars in millions)
Premiums........................  $  4,673     $ 6,900      $1,396    $2,636     $ --       $  660      $    (2) $ 16,263
Universal life and investment-
  type product policy fees......     1,221         547          --        --       --           53           (1)    1,820
Net investment income...........     6,475       3,959         368       194       90          254          433    11,773
Other revenues..................       650         650          29        40      760            9          121     2,259
Net investment gains (losses)...       227        (475)         (2)      (20)      --           18         (166)     (418)
Policyholder benefits and claims     5,054       8,178       1,045     2,005       --          562           91    16,935
Interest credited to
  policyholder account balances.     1,680       1,090         109        --       --           56           --     2,935
Policyholder dividends..........     1,742         124          15        --       --           32           --     1,913
Payments to former Canadian
  policyholders.................        --          --          --        --       --          327           --       327
Demutualization costs...........        --          --          --        --       --           --          230       230
Other expenses..................     3,323       1,730         506       827      784          292          469     7,931
Income (loss) before provision
  for income taxes..............     1,447         459         116        18       66         (275)        (405)    1,426
Net income (loss)...............       920         307          68        30       34         (285)        (125)      949
Total assets....................   132,433      89,725       6,386     4,511      418        5,119       15,130   253,722
Deferred policy acquisition
  costs.........................     8,610         446         910       176       --          354            1    10,497
Separate account assets.........    34,860      33,918          28        --       --        1,491          (47)   70,250
Policyholder liabilities........    84,049      49,669       4,389     2,559       --        2,435         (544)  142,557
Separate account liabilities....    34,860      33,918          28        --       --        1,491          (47)   70,250

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                         Auto                           Corporate
        For the year ended                                                &      Asset                      &
          December 31, 1999        Individual Institutional Reinsurance  Home  Management International   Other    Total
          --------------           ---------- ------------- ----------- ------ ---------- ------------- --------- -------
                                                                    (Dollars in millions)
Premiums..........................   $4,289      $5,525         $--     $1,751    $ --        $523        $  --   $12,088
Universal life and investment--
  type product policy fees........      888         502          --         --      --          43           --     1,433
Net investment income.............    5,346       3,755          --        103      80         206          326     9,816
Other revenues....................      381         609          --         21     803          12           35     1,861
Net investment (losses) gains.....      (14)        (31)         --          1      --           1          (27)      (70)
Policyholder benefits and claims..    4,625       6,712          --      1,301      --         458            4    13,100
Interest credited to policyholder
  account balances................    1,359       1,030          --         --      --          52           --     2,441
Policyholder dividends............    1,509         159          --         --      --          22           --     1,690
Demutualization costs.............       --          --          --         --      --          --          260       260
Other expenses....................    2,542       1,569          --        514     795         248          794     6,462
Income (loss) before provision for
  income taxes....................      855         890          --         61      88           5         (724)    1,175
Net income (loss).................      555         567          --         56      51          21         (633)      617

   For the year ended December 31, 2001 the Institutional, Individual, Reinsurance and Auto & Home segments include $287 million, $24 million, $9 million and $5 million, respectively, of pre-tax losses associated with the September 11, 2001 tragedies. See Note 2.

   The Institutional, Individual and Auto & Home segments include $399 million, $97 million and $3 million, respectively, in pre-tax charges associated with business realignment initiatives for the year ended December 31, 2001. See Note 13.

   For the year ended December 31, 2001, the Individual segment includes $118 million of pre-tax expenses associated with the establishment of a policyholder liability for certain group annuity policies.

   For the year ended December 31, 2001, pre-tax gross investment gains of $1,027 million, $142 million and $357 million resulting from the sale of certain real estate properties to MIAC are included in the Individual segment, the Institutional segment and Corporate & Other, respectively.

   The Individual segment included an equity ownership interest in Nvest under the equity method of accounting. Nvest was included within the Asset Management segment due to the types of products and strategies employed by the entity. The Individual segment's equity in earnings of Nvest, which is included in net investment income, was $30 million and $48 million for the years ended December 31, 2000 and 1999, respectively. The Individual segment includes $538 million (after allocating $118 million to participating contracts) of the pre-tax gross investment gain on the sale of Nvest in 2000. As part of the GenAmerica acquisition in 2000, the Company acquired General American Life Insurance Company, the results of which are included primarily in the Individual segment.

   The Reinsurance segment includes the life reinsurance business of RGA, acquired in 2000, combined with Exeter, an ancillary life reinsurance business of the Company. Exeter has been reported as a component of the Individual segment rather than as a separate segment for periods prior to January 1, 2000 due to its immateriality.

   The Auto & Home segment includes the standard personal lines property and casualty insurance operations of The St. Paul Companies which were acquired in September 1999.

   As part of the GenAmerica acquisition in 2000, the Company acquired Conning, the results of which are included in the Asset Management segment due to the types of products and strategies employed by the entity from its acquisition date to July 2001, the date of its disposition. The Company sold Conning, receiving $108 million in the transaction and reported a gain of approximately $16 million, net of income taxes of $9 million, in the third quarter of 2001.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Corporate & Other segment consists of various start-up entities and run-off entities, as well as the elimination of all intersegment amounts. In addition, the elimination of the Individual segment's ownership interest in Nvest is included for the years ended December 31, 2000 and 1999. The principal component of the intersegment amounts relates to intersegment loans, which bear interest rates commensurate with related borrowings.

   Net investment income and net investment gains and losses are based upon the actual results of each segment's specifically identifiable asset portfolio. Other costs and operating costs were allocated to each of the segments based upon: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

   Revenues derived from any customer did not exceed 10% of consolidated revenues. Revenues from U.S. operations were $32,065 million, $30,703 million and $24,343 million for the years ended December 31, 2001, 2000 and 1999, respectively, which represented 97% each year, of consolidated revenues.

                                    PART II

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

  (a) FINANCIAL STATEMENTS

     The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

      Metropolitan Life Separate Account E
        Independent Auditors' Report


      Financial Statements for the Years Ended December 31, 2000 and 2001

         Statements of Assets and Liabilities
         Statements of Operations
         Statements of Changes in Net Assets
         Notes to Financial Statements

      Metropolitan Life Insurance Company
        Independent Auditors' Report


      Financial Statements for the Years Ended December 31, 2001, 2000 and 1999

         Consolidated Balance Sheets
         Consolidated Statements of Income
         Consolidated Statements of Cash Flow
         Consolidated Statements of Equity
         Notes to Consolidated Financial Statements

  (b) EXHIBITS


     (1)                --   Resolution of the Board of Directors of
                             Metropolitan Life establishing Separate
                             Account E.(2)
     (2)                --   Not applicable.
     (3) (a)            --   Not applicable.
         (b)            --   Form of Selected Broker Agreement.(11)
         (c)            --   Participation Agreement--Calvert.(5)
         (d)            --   Participation Agreements--Fidelity
                             Distributors Corp.(5)
         (d)(i)         --   Supplemental Agreements--Fidelity
         (e)            --   Participation Agreement--New England
                             Zenith Fund(10)
         (f)            --   Participation Agreement--American Funds
                             Insurance Series(11)
         (g)            --   Participation Agreement--Met Investors
                             Series Trust(12)
     (4) (a)            --   Amended Form of IRC Section 401 Group
                             Annuity Contract (VestMet).(5)
         (a)(i)         --   Form of IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Version
                             2).(5)
         (a)(ii)        --   Form of IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Allocated
                             and Unallocated).(5)
         (a)(iii)       --   Form IRC Section 401 Individual Annuity
                             Contract (Preference Plus).(5)
         (a)(iv)        --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Oregon).(2)
         (a)(v)         --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus)
                             (Allocated).(4)
         (a)(vi)        --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Allocated)
                             (New York).(4)
         (a)(vii)       --   Form of Certificate under IRC Section
                             401 Group Annuity Contract (Preference
                             Plus) (New York).(4)
         (b)            --   Amended Form of IRC Section 403(b) Group
                             Annuity Contract (VestMet).(5)
         (b)(i)         --   Amended Form of IRC Section 403(b) Group
                             Annuity Contract (Preference Plus).(5)
         (b)(i)(A)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom-LIJ).(5)

         (b)(i)(B)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Enhanced Preference Plus
                             Contract-Montefiore Medical Center,
                             Maimonides Medical Center, The Mount
                             Sinai Hospital).(2)
         (b)(i)(C)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom Account)
                             (New Jersey-ABP).(4)
         (b)(i)(D)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom Account)
                             (Texas-ORP).(4)
         (b)(i)(E)      --   Form of IRC Section 403(b) Individual
                             Annuity Contract (Preference Plus)
                             (Oregon).(4)
         (b)(ii)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (VestMet).(5)
         (b)(iii)       --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus) (Version 2).(5)
         (b)(iii)(A)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus) (Versions 1 and 2).(5)
         (b)(iii)(B)    --   Amended Form of Certificate under IRC
                             Section 403(b) Group Annuity Contract
                             (Preference Plus) (New York).(5)
         (b)(iii)(C)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account).(5)
         (b)(iii)(D)    --   Forms of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus--Enhanced TSA
                             Preference Plus Contract).(5)
         (b)(iii)(E)    --   Amended Form of Certificate under IRC
                             Section 403(b) Group Annuity Contract
                             (Preference Plus).(5)
         (b)(iii)(F)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Chapman).(5)
         (b)(iii)(G)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus, Enhanced Preference
                             Plus, Financial Freedom) (Oregon).(2)
         (b)(iii)(H)    --   Form of Endorsement under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus).(2)
         (b)(iii)(I)    --   Form of Endorsement under Section 403(b)
                             Group Annuity Contract (Preference Plus,
                             Enhanced Preference Plus, Financial
                             Freedom).(2)
         (b)(iv)        --   Form of Texas Rider for Certificate
                             under IRC Section 403(b) Group Annuity
                             Contract (VestMet).(5)
         (b)(v)         --   Form of Texas Endorsement for
                             Certificate under IRC Section 403(b)
                             Group Annuity Contract (Preference
                             Plus).(5)
         (b)(vi)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account) (New Jersey-ABP).(4)
         (b)(vii)       --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Enhanced
                             Preference Plus) (Oregon).(4)
         (b)(viii)      --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom) (Texas-ORP).(4)
         (b)(ix)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account) (Texas-ORP).(4)
         (b)(x)         --   Forms of Endorsement under IRC Section
                             403(b) Group Annuity Contract, 403(a)
                             Group Annuity Contract and Individual
                             Retirement Annuity Contract.(4,5)
         (b)(xi)        --   Forms of Endorsement under IRC Section
                             403(b) Group Annuity Contract.(4,5,8)
         (b)(xii)       --   Forms of Endorsement under IRC Section
                             403(b) for Annuity Contract
                             (VestMet)--Forms R.S.1208 and
                             G.20247-567(7)
         (b)(xiii)      --   Forms of Endorsement under IRC Section
                             408(b) for Flexible Contribution
                             Individual Retirement Annuity
                             (38PP-90(IRA-1), and (G.4333-15, G.4333
                             (IRA/ENH)--Forms R.S.1228 and
                             G.20247-568(7,8)
         (b)(xiv)       --   Form of Endorsement under IRC Section
                             403(b) (G.4333-7)--Form G.20247.563.(7)

         (b)(xv)        --   Form of Endorsement under IRC Section
                             403(b) (G.4333-7, G.4333 (PPA/TSA- 5))--
                             Form G.20247-576 (Mutual Benefit
                             Life).(8)
         (c)            --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (VestMet).(5)
         (c)(i)(A)      --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Preference
                             Plus) (Version 2).(5)
         (c)(i)(B)      --   Amended Form of IRC Section 408
                             Simplified Employee Pension Contract
                             (Preference Plus).(5)
         (c)(i)(C)      --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Preference
                             Plus) (Oregon).(2)
         (c)(i)         --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Illinois,
                             Minnesota) (VestMet).(5)
         (c)(ii)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Michigan)
                             (VestMet).(5)
         (c)(iii)       --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (New York)
                             (VestMet).(5)
         (c)(iv)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (South
                             Carolina) (VestMet).(5)
         (c)(v)         --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Pennsylvania)
                             (VestMet).(5)
         (c)(vi)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Washington)
                             (VestMet).(5)
         (c)(vii)       --   Information Statement concerning IRC
                             Section 408 Simplified Employee Pension
                             Contract (VestMet).(5)
         (d)            --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract
                             (VestMet).(5)
         (d)(i)(A)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus) (Version 2).(5)
         (d)(i)(B)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus).(5)
         (d)(i)(C)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus) (Oregon).(2)
         (d)(i)         --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (d)(ii)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (Michigan) (VestMet).(5)
         (d)(iii)       --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Illinois,
                             Minnesota) (VestMet).(5)
         (d)(iv)        --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Michigan)
                             (VestMet).(5)
         (d)(v)         --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (New York)
                             (VestMet).(5)
         (d)(vi)        --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (South
                             Carolina) (VestMet).(5)
         (d)(vii)       --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract
                             (Pennsylvania) (VestMet).(5)
         (d)(viii)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Washington)
                             (VestMet).(5)
         (d)(ix)        --   Information Statement concerning IRC
                             Section 408 Individual Retirement
                             Annuity Contract (VestMet).(5)
         (d)(x)         --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (d)(xi)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (Michigan) (VestMet).(5)

         (d)(xii)       --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (South Carolina) (VestMet).(5)
         (d)(xiii)      --   Form of Endorsement to IRC Section 408
                             Individual Annuity Contract (Preference
                             Plus).(4)
         (e)            --   Amended Form of IRC Section 408 Group
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (e)(1)         --   Form of IRC Section 408 Group Individual
                             Retirement Annuity Contract (Preference
                             Plus).(5)
         (e)(i)         --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (VestMet).(5)
         (e)(i)(A)      --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Preference Plus).(5)
         (e)(i)(B)      --   Forms of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Enhanced).(2,5)
         (e)(i)(C)      --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Oregon).(2)
         (e)(i)(D)      --   Form of Endorsement to IRC Section 408
                             Group Individual Retirement Annuity
                             Contract (G.4333.15).(8)
         (f)            --   Amended Form of IRC Section 457 Group
                             Annuity Contract for Public Employee
                             Deferred Compensation Plans
                             (VestMet).(5)
         (f)(i)         --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Preference Plus)
                             (Version 2).(5)
         (f)(ii)        --   Amended Form of IRC Section 457 Group
                             Annuity Contract for Public Employee
                             Deferred Compensation Plans (Preference
                             Plus).(5)
         (f)(iii)       --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Enhanced Preference
                             Plus).(5)
         (f)(iv)        --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Financial
                             Freedom).(5)
         (f)(v)         --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Enhanced Preference
                             Plus).(4)
         (f)(vi)        --   Form of Endorsement under IRC Section
                             457(b) for Public Employee Deferred
                             Compensation Plans (G.3068) (Preference
                             Plus)--Form G.7812-45.(7)
         (g)            --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             which Converts Contract into
                             Non-Qualified Status (VestMet).(5)
         (g)(1)         --   Form of Non-Qualified Contract
                             (Preference Plus) (Version 2).(5)
         (g)(i)(A)      --   Amended Form of Non-Qualified Contract
                             (Preference Plus).(5)
         (g)(i)(B)      --   Form of Non-Qualified Contract
                             (Preference Plus) (Oregon).(2)
         (g)(i)         --   Information Statement concerning IRC
                             Section 408 Individual Retirement
                             Annuity Contract with Non-Qualified
                             Endorsement (VestMet).(5)
         (g)(ii)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             with Non-Qualified Endorsement
                             (Michigan) (VestMet).(5)
         (g)(iii)       --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             with Non-Qualified Endorsement (South
                             Carolina) (VestMet).(5)
         (g)(iv)        --   Form of Endorsement to Group Annuity
                             Contract.(5)
         (h)            --   Amended Form of Non-Qualified Group
                             Contract (VestMet).(5)
         (h)(1)         --   Form of Non-Qualified Group Contract
                             (Preference Plus).(5)
         (h)(i)         --   Form of Certificate under Non-Qualified
                             Group Contract (VestMet).(5)
         (h)(i)(A)      --   Forms of Certificate under Non-Qualified
                             Group Contract (Preference Plus).(5)
         (h)(i)(A)(i)   --   Form of Certificate under Non-Qualified
                             Group Contract (Preference Plus-Enhanced
                             Contract; Enhanced Preference Plus).(2)

         (h)(i)(A)(ii)  --   Form of Certificate under Non-Qualified
                             Group Contract (Preference Plus-Enhanced
                             Contract; Enhanced Preference Plus)
                             (Oregon).(2)
         (h)(i)(B)      --   Form of Non-Qualified Group Contract
                             (Preference Plus).(5)
         (h)(i)(C)      --   Form of Non-Qualified Group Contract
                             (Enhanced Preference Plus).(5)
         (h)(i)(D)      --   Form of Endorsement Concerning Nursing
                             Home or Terminal Illness.(2)
         (h)(i)(E)      --   Form of Endorsement for death claim
                             settlement for MT-(37PP-90(NQ-1),
                             (38PP-90(IRA-)--Form R.S. 1234MT1998.(7)
         (h)(i)(F)      --   Form of Non-Qualified Group Contract
                             (Financial Freedom Account)
                             Form--G.3043.(7)
         (i)            --   Endorsement with respect to Individual
                             IRA and Individual Non-Qualified
                             Contract concerning Death Benefit
                             Provisions (VestMet).(5)
         (j)            --   Specimen of variable retirement annuity
                             contract for Metropolitan Variable
                             Account B.(5)
         (k)            --   Proposed Form of Metropolitan Investment
                             Annuity Program, Form 37-74 MIAP for
                             Metropolitan Life Variable Account C.(5)
         (l)            --   Proposed Form of Metropolitan Investment
                             Annuity Program, Form 37-74 MIAP for
                             Metropolitan Life Variable Account D.(5)
         (m)            --   Specimen of Flexible-Purchase Variable
                             Annuity Contract for Metropolitan
                             Variable Account A.(1)
         (n)            --   Specimen of Variable Annuity Contract,
                             Forms 37TV-65 and 20SV-65 for
                             Metropolitan Variable Account B.(5)
         (o)            --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract
                             (Preference Plus).(5)
         (o)(i)         --   Forms of Certificate under IRC Section
                             403(a) Group Annuity Contract (Financial
                             Freedom).(5)
         (o)(ii)        --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract (South
                             Carolina).(5)
         (o)(iii)       --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract (SUNY).(5)
         (o)(iv)        --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract
                             (Oregon).(2)
         (p)            --   Form of Single Premium Immediate Income
                             Payment Contract (Preference Plus).(5)
         (q)            --   Form of Single Premium Immediate Income
                             Payment Certificate (Enhanced Preference
                             Plus and Financial Freedom).(5)
         (r)            --   Endorsements for Single Premium
                             Immediate Income Payment Contract.(5)
         (r)(i)         --   Form of Endorsement for Single Premium
                             Immediate Income Payment Contract
                             (G.4333(VARPAY)--Form G.20247-560.(7)
         (r)(ii)        --   Form of Endorsement for Single Premium
                             Immediate Income Payment Contract (PSC
                             93-05A) for unlimited transfers.(8)
         (s)            --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA.(6)
         (s)(i)         --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA (Minnesota).(6)
         (s)(ii)        --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA (New Jersey).(6)
         (s)(iii)       --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA.(6)
         (s)(iv)        --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA (Minnesota).(6)
         (s)(v)         --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA (New Jersey).(6)
         (s)(vi)(A)     --   ROTH IRA Endorsements. Forms: R.S. 1233,
                             R.S. 1233OR, R.S. 1233TX(2000).(9)
         (s)(vi)(B)     --   ROTH IRA Amendments. Forms: R.S. 1238,
                             R.S. 1238OR, R.S. 1238TX(2000).(9)

         (t)            --   Form of Group Annuity Contract and
                             Amendment under IRC Section
                             415(m)--Forms G. 3043A and G. 3043A-1
                             (Financial Freedom Account).(6)
         (u)            --   Form of Endorsement with respect to
                             Waiver of Administrative Fee--Form R.S.
                             1206.(6)
         (v)            --   Forms of Endorsement with respect to
                             exchange from Growth Plus Account to the
                             Preference Plus Account--Form RSC
                             E31910-2.(6)
         (w)            --   Forms of Endorsement with respect to
                             Enhanced 10% corridor (37PP-90(NQ-1),
                             38PP-90 (IRA-1) NQ/IRA, NJ PPA and
                             (PSC94-05)--Forms R.S. 1222, R.S.
                             1222N.J., R.S. 1232 and G. 20247-573.(7)
         (x)            --   Forms of Endorsement with respect to
                             Fund Expansion (38PP-90(NQ-1),
                             (38PP-90(IRA-1), TSA/403(a), PPI
                             immediate (PSC 93-05A)--Forms R.S. 1230
                             (11/98), G. 20247-572 and R.S. 1231
                             (11/98)(7,8)
         (x)(i)(A)      --   Endorsement Regarding Availability of
                             additional Investment Divisions on July
                             5, 2000 (R.S. 1241).(9)
         (x)(i)(B)      --   Contract Endorsement (for NJ Alternate
                             Benefit Plan) (G. 7812-56).(9)
         (x)(i)(C)      --   Certificate Endorsement (for NJ
                             Alternate Benefit Plan) (G.
                             20247-578).(9)
         (y)            --   Forms of Endorsement with respect to
                             Exchange (37PP-90(NQ-1), 38PP-90(IRA-1)
                             and (G.4333-7)--Forms E31910-3 and
                             G.7812-38-1.(7)
         (z)            --   Forms of Endorsement for SIMPLE IRA
                             (G.4333-15) and (G.4333-15+RSC
                             96-37)--Forms RSC 96-37 and R.S.
                             1209.(7)
         (a)(a)         --   Forms of demutualization
                             endorsements.(8)
         (b)(b)         --   Replacement Endorsements for Systematic
                             Withdrawal Program Forms: PSC 94-15 NJ
                             (8/2000), PSC 94-15 MN (8/2000).(9)
         (b)(b)(i)      --   Replacement Endorsements for Systematic
                             Withdrawal Program FL, NY, VT forms: PSC
                             94-16 (8/2000), PSC 94-15 (8/2000).(9)
         (5)(a)         --   Participation Request and Agreement for
                             the IRC Section 401 Group Annuity
                             Contract.(5)
         (b)            --   Enrollment Form with respect to the IRC
                             Section 401 Group Annuity Contract.(5)
         (b)(i)         --   Enrollment Form with respect to the IRC
                             Section 401 Group Annuity Contract
                             (Preference Plus) (Allocated).(5)
         (c)            --   Participation Request and Agreement for
                             the IRC Section 403(b) Group Annuity
                             Contract.(5)
         (c)(i)         --   Participation Request and Agreement for
                             the IRC Section 403(b) Group Annuity
                             Contract (Direct Mail Form).(5)
         (d)            --   Enrollment Form with respect to the IRC
                             Section 403(b) Group Contract and the
                             IRC Section 457 Group Annuity
                             Contract.(2)
         (d)(i)         --   403(b) Tax Deferred Annuity Customer
                             Agreement Acknowledgement.(5)
         (d)(ii)        --   Enrollment Form with respect to the IRC
                             Section 403(b) Group Annuity Contract
                             (Enhanced Preference Plus TSA).(5)
         (d)(iii)       --   Enrollment Form with respect to the IRC
                             Section 403(b) Group Annuity Contract
                             (FFA-TSA).(5)
         (e)            --   Enrollment Form with respect to the IRC
                             Section 403(b) Group Annuity Contract
                             and the IRC Section 457 Group Annuity
                             Contract.(5)
         (f)            --   Application for an IRC Section 408
                             Simplified Employee Pension, IRA and
                             Non-Qualified Deferred Annuities
                             (Preference Plus).(2)
         (f)(i)         --   Application for Individual IRA and
                             Non-Qualified Contract (Direct Mail
                             Form).
         (g)            --   Employer Adoption Request Form.(5)
         (g)(i)         --   Employer Utilization Request Form.(5)
         (g)(ii)        --   Enrollment Form for IRC Section 408
                             Group Individual Retirement Account
                             Contract and Non-Qualified Group
                             Contract.(5)
         (g)(iii)       --   Funding Authorization and Agreement.(5)

         (g)(iv)        --   Funding Authorization and Agreement
                             (SEP).(5)
         (h)(i)         --   Enrollment Form for IRC Section 408
                             Individual Retirement Annuity, IRC
                             Section 408(k) Simplified Employee
                             Pension and Non-Qualified Income Annuity
                             Contract.(5)
         (h)(ii)        --   Enrollment Form for IRC Sections 403(b),
                             403(a) and 457 Group Income Annuity
                             Contract.(5)
         (h)(iii)       --   Enrollment Form for Group IRA Rollover
                             Annuity (Preference Plus-Enhanced
                             Contract).(2)
         (h)(iv)        --   Enrollment Form for Group Non-Qualified
                             Supplemental Savings (Preference Plus-
                             Enhanced Contract).(2)
         (i)            --   Application for Variable Annuity
                             (Preference Plus(R) Account) TSA/IRC
                             Section 457(b) Deferred Compensation/IRC
                             Section 403(a) for form G.4333-7
                             FORM--038-PPA-TSA/PEDC (0998).(7)
         (i)(i)         --   Application for Variable Annuity
                             (Preference Plus(R) Account) for 37PP-90
                             (NQ-1), 38PP-90 (IRA-1)
                             FORM--038-PPA-IRA/SEP/NQ (0998).(7)
         (i)(ii)        --   Application for the Preference Plus(R)
                             Income Annuity for RSC 93-05A
                             FORM--RSCINCAPNQIRASEP (10/98).(7)
         (i)(iii)       --   Application for Variable Annuity
                             Enhanced Preference Plus(R) Account for
                             MetLife Employees for forms G.4333-14,
                             G.4333-15
                             Form--038MEGPPAIRA/NQ(10/98).(7)
         (i)(iv)        --   Application Preference Plus Account.(8)
         (j)            --   Variable Annuity Application for
                             Non-Qualified IRA and SEP contracts
                             (038-PPA (07/2000)-A)(9)
         (j)(i)         --   Variable Annuity Application for TSA and
                             403(a) contracts (038-PPA
                             (07/2000)-B)(9)
     (6)                --   Restated Charter and By-Laws of
                             Metropolitan Life Insurance Company.(12)
     (7)                --   Not applicable.
     (8)                --   Not applicable.
     (9)                --   Opinion and consent of counsel as to the
                             legality of the securities being
                             registered.(5)
    (10)                --   Consent of Deloitte & Touche(16)
    (11)                --   Not applicable.
    (12)                --   Not applicable.
    (13) (a)            --   Powers of Attorney.(4,5,9,13,14,15)


---------------
 1. Previously filed with the initial filing of the Registration Statement of Metropolitan Variable Account A of Metropolitan Life Insurance Company on May 28, 1969.


 2. Filed with Post-Effective Amendment No. 19 to this Registration Statement on Form N-4 on February 27, 1996.


 3. Filed with Post-Effective Amendment No. 20 to this Registration Statement on Form N-4 on April 29, 1996.


 4. Filed with Post-Effective Amendment No. 21 to this Registration Statement on Form N-4 on February 28, 1997. Powers of Attorney for Gerald Clark, Burton A. Dole, Jr. and Charles H. Leighton were also filed.



 5. Filed with Post-Effective Amendment No. 22 to this Registration Statement on Form N-4 on April 30, 1997. Including Powers of Attorney for Curtis H. Barnette, Joan G. Cooney, James R. Houghton, Helene L. Kaplan and John J. Phelan, Jr.



 6. Filed with Post-Effective Amendment No. 23 to this Registration Statement on Form N-4 on April 3, 1998. Including Powers of Attorney for Robert H. Benmosche and Stewart G. Nagler.


 7. Filed with Post-Effective Amendment No. 24 to this Registration Statement on Form N-4 on January 12, 1999.

 8. Filed with Post-Effective Amendment No. 26 to this Registration Statement on Form N-4 on April 6, 2000.


 9. Filed with Post-Effective Amendment No. 27 to this Registration Statement on Form N-4 on April 3, 2001. Including Power of Attorney for John C. Danforth.



10. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.

11. Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-52366 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.



12. Filed with Registration Statement No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.



13. Power of Attorney for William C. Steere, Jr. filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-57320 For Metropolitan Life Separate Account UL on Form S-6 on April 23, 1999. As incorporated herein by reference.



14. Power of Attorney for Virginia M. Wilson filed with Pre-Effective Amendment No. 2 to Registration Statement 333-80547/811-4001 for Metropolitan Life Separate Account E on Form N-4 on November 1, 1999. As incorporated herein by reference.



15. Filed with Post Effective Amendment No. 5 to Registration Statement No. 33-47927 for Metropolitan Life Separate Account UL on Form S-6 on April 30, 1997. Including Powers of Attorney for Harry P. Kamen and Hugh B. Price. As incorporated herein by reference.



16. Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.


                                                     PRINCIPAL OCCUPATION &                  POSITIONS AND OFFICES
                 NAME                                   BUSINESS ADDRESS                         WITH DEPOSITOR
                 ----                                ----------------------                  ---------------------
Robert H. Benmosche....................  Chairman of the Board, President and Chief        Chairman, President, Chief
                                         Executive Officer,                                Executive Officer and
                                         MetLife, Inc. and Metropolitan Life Insurance     Director
                                         Company,
                                         One Madison Avenue,
                                         New York, NY 10010.
Curtis H. Barnette.....................  Chairman Emeritus,                                Director
                                         Bethlehem Steel Corporation,
                                         1170 Eighth Avenue,
                                         Martin Tower 101,
                                         Bethlehem, PA 18016-7699.
Gerald Clark...........................  Vice Chairman of the Board and Chief              Vice Chairman, Chief
                                         Investment Officer,                               Investment Officer and
                                         MetLife, Inc. and Metropolitan Life Insurance     Director
                                         Company,
                                         One Madison Avenue,
                                         New York, NY 10010.
John C. Danforth.......................  Partner,                                          Director
                                         Bryan Cave LLP,
                                         One Metropolitan Square,
                                         211 North Broadway,
                                         Suite 3600,
                                         St. Louis, MO 63102.
Burton A. Dole, Jr. ...................  Retired Chairman,                                 Director
                                         Nelleor Puritan Bennett, Inc.,
                                         P.O. Box 208,
                                         Carlsbad, CA 92018.
James R. Houghton......................  Chairman of the Board Emeritus,                   Director
                                         Corning Incorporated,
                                         80 East Market Street,
                                         2nd Floor,
                                         Corning, NY 14830.
Harry P. Kamen.........................  Retired Chairman and Chief Executive Officer,     Director
                                         Metropolitan Life Insurance Company,
                                         200 Park Avenue, Suite 5700,
                                         New York, NY 10166.
Helene L. Kaplan.......................  Of Counsel, Skadden, Arps, Slate, Meagher &       Director
                                         Flom, LLP
                                         Four Times Square,
                                         New York, NY 10036.
Catherine R. Kinney....................  Group Executive Vice President,                   Director
                                         New York Stock Exchange, Inc.,
                                         11 Wall Street, 6th Floor,
                                         New York, NY 10005.
Charles M. Leighton....................  Retired Chairman of the Board and Chief           Director
                                         Executive Officer,
                                         CML Group, Inc.,
                                         51 Vaughn Hill Road,
                                         Bolton, MA 01740.
Stewart G. Nagler......................  Vice Chairman of the Board and Chief Financial    Vice Chairman, Chief
                                         Officer,                                          Financial Officer and
                                         MetLife, Inc. and Metropolitan Life Insurance     Director
                                         Company,
                                         One Madison Avenue,
                                         New York, NY 10010.
John J. Phelan, Jr. ...................  Former Chairman and Chief Executive Officer,      Director
                                         New York Stock Exchange,
                                         P.O. Box 524,
                                         Locust Valley, NY 11560.

                                                     PRINCIPAL OCCUPATION &                  POSITIONS AND OFFICES
                 NAME                                   BUSINESS ADDRESS                         WITH DEPOSITOR
                 ----                                ----------------------                  ---------------------
Hugh B. Price..........................  President and Chief Executive Officer,            Director
                                         National Urban League, Inc.,
                                         120 Wall Street,
                                         7th & 8th Floors,
                                         New York, NY 10005.
William C. Steere, Jr. ................  Chairman of the Board,                            Director
                                         Pfizer Inc.,
                                         235 East 42nd Street,
                                         New York, NY 10016.

     Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.


                    NAME OF OFFICER                                     POSITION WITH METROPOLITAN LIFE
                    ---------------                                     -------------------------------
Robert H. Benmosche.....................................  Chairman, Chief Executive Officer and Director
Gerald Clark............................................  Vice Chairman, Chief Investment Officer and Director
Stewart G. Nagler.......................................  Vice Chairman, Chief Financial Officer and Director
Gary A. Beller..........................................  Senior Executive Vice President and General Counsel
James M. Benson.........................................  President, Individual Business; Chairman, Chief Executive
                                                          Officer and President, New England Life Insurance Company
C. Robert Henrikson.....................................  President, Institutional Business
Catherine A. Rein.......................................  Senior Executive Vice President; President and Chief
                                                          Executive Officer of MetLife Auto & Home
Stanley J. Talbi........................................  Senior Vice President and Chief Actuary
William J. Toppeta......................................  President, Client Services and Chief Administrative Officer
Lisa M. Weber...........................................  Senior Executive Vice President, Chief Administrative
                                                          Officer
Daniel J. Cavanaugh.....................................  Executive Vice President
Jeffrey J. Hodgman......................................  Executive Vice President
Kernan F. King..........................................  Executive Vice President
Terence I. Lennon.......................................  Executive Vice President
Judy E. Weiss...........................................  Executive Vice President
Anthony J. Williamson...................................  Senior Vice President and Treasurer
Virginia M. Wilson......................................  Senior Vice President and Controller
Gwenn L. Carr...........................................  Vice President and Secretary


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

ORGANIZATIONAL STRUCTURE OF METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                             AS OF DECEMBER 31, 2001

Metropolitan Life Insurance Company (Metropolitan) is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31 2001. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Property and Casualty Insurance Company (RI)

     1) Metropolitan Group Property and Casualty Insurance Company (RI)

          a) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

     2) Metropolitan Casualty Insurance Company (RI)

     3) Metropolitan General Insurance Company (RI)

     4) Metropolitan Direct Property and Casualty Insurance Company (GA)

     5) MetLife Auto & Home Insurance Agency, Inc. (RI)

     6) Metropolitan Lloyds, Inc. (TX)

     7) Met P&C Managing General Agency, Inc. (TX)

     8) Economy Fire & Casualty Company (RI)

          a) Economy Preferred Insurance Company (RI)

          b) Economy Premier Assurance Company (RI)

B.   MetLife General Insurance Agency, Inc. (DE)

     1) MetLife General Insurance Agency of Alabama, Inc. (AL)

     2) MetLife General Insurance Agency of Kentucky, Inc. (KY)

     3) MetLife General Insurance Agency of Mississippi, Inc. (MS)

     4) MetLife General Insurance Agency of Texas, Inc. (TX)

     5) MetLife General Insurance Agency of North Carolina, Inc. (NC)

     6) MetLife General Insurance Agency of Massachusetts, Inc. (MA)

C.   Metropolitan Asset Management Corporation (DE)

     1) MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

     2) MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          a) MetLife Capital CFLI Holdings, LLC (DE)

               i) MetLife Capital CFLI Leasing, LLC (DE)

     3) MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Corporation holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non-voting common stock of MetLife Financial Acceptance Corporation.

     4) MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

     5) MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     6) MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

D.   SSRM Holdings, Inc. (DE)

     1) State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

          a) State Street Research Investment Services, Inc. (MA)

     2) SSR Realty Advisors, Inc. (DE)

          a) Metric Management Inc. (DE)

          b) Metric Property Management, Inc. (DE)

          c) Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

          d) Metric Capital Corporation (CA)

          e) Metric Assignor, Inc. (CA)

          f) SSR AV, Inc. (DE)

          g) SSR Development Partners LLC (DE)

E.   Metropolitan Tower Realty Company, Inc. (DE)

F.   MetLife Investors Group, Inc. (DE)

     1) MetLife Investors USA Insurance Company (DE)

     2) Security First Insurance Agency, Inc. (Massachusetts) (MA)

     3) Security First Insurance Agency, Inc. (Nevada) (NV)

     4) MetLife Investors Group of Ohio, Inc. (OH)

     5) MetLife Investors Distribution Company (DE)

     6) Met Investors Advisory Corp. (DE)

     7) Security First Financial Agency, Inc. (TX)

G.   MetLife CC Holding Company (DE)

H.   VirtualFinances.com, Inc. (DE)

I.   Metropolitan Tower Life Insurance Company (DE)

J.   MetLife Security Insurance Company of Louisiana (LA)

K.   Texas Life Insurance Company (TX)

     1) Texas Life Agency Services, Inc. (TX)

     2) Texas Life Agency Services of Kansas, Inc. (KS)

L.   MetLife Securities, Inc. (DE)

M.   23rd Street Investments, Inc. (DE)

     1) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

     2) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

          a) Coating Technologies International, Inc (DE).

N. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1) Seguros Genesis, S.A. (Spain)

     2) Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

O.   Metropolitan Life Seguros de Vida S.A. (Uruguay)

     1) Jefferson Pilot Omega Seguros de Vida S.A (Uruguay)

P.   MetLife Holdings Luxembourg S.A. (Luxembourg)

Q.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

R.   MetLife International Holdings, Inc. (DE)

     1) MetLife Insurance Company of the Philippines, Inc. (Philippines)

     2) Natiloportem Holdings, Inc. (DE)

          a) Servicios Administrativos Gen, S.A. de C.V.

          b) Metropolitan Insurance Services Limited. (United Kingdom) 50% of the shares is held by Metropolitan Life Insurance Company.

          c) Metropolitan Company Limited (Isle of Man)

          d) European Marketing Services S.r.l.- 95% of the shares is held by Natiloportem Holdings and 5% by MetLife International Holdings, Inc.

     3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

     4) Metropolitan Life Seguros de Retiro, S.A.

     5) Metropolitan Life Seguros de Vida S.A. (Argentina)

          a) Met AFJP S.A. (Argentina). Shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A. (5%) and by Metropolitan Life Seguros de Vida S.A. (95%).

     6) MetLife India Insurance Company Private Limited (India) -- is owned 26% by MetLife International Holdings, Inc. and 74% by third parties.

     7) MetLife Services Company Czechia, s.r.o. (Czech Republic) 10% of its shares is owned by Natiloportem Holdings, Inc.

     8)  Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)

     9)  MetLife Saengmyoung Insurance Company Ltd. (Korea)

     10) Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

          a) Seguradora America do Sul S.A. (Brazil) 99.89% is owned by Metropolitan Life Seguros E Previdencia Privado S.A.

S.   Metropolitan Marine Way Investments Limited (Canada)

T. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

U. Seguros Genesis S.A. (Mexico) Metropolitan holds 93.58%, and Metropolitan Asset Management Corporation holds 3.19%.

V.   Hyatt Legal Plans, Inc. (DE)

     1) Hyatt Legal Plans of Florida, Inc. (FL)

W.   One Madison Merchandising L.L.C. (CT)

X.   Metropolitan Realty Management, Inc. (DE)

     1) Edison Supply and Distribution, Inc. (DE)

     2) Cross & Brown Company (NY)

          a) CBNJ, Inc. (NJ)

Y.   MetPark Funding, Inc. (DE)

Z.   Transmountain Land & Livestock Company (MT)

AA.  MetLife Trust Company, National Association (United States)

AB.  Benefit Services Corporation (GA)

AC.  GA Holding Corp. (MA)

AD.  CRH Co., Inc. (MA)

AE.  334 Madison Euro Investments, Inc. (DE)

     1) Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited.

          a) Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

AF.  L/C Development Corporation (CA)

AG. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

AH. New England Portfolio Advisors, Inc. (MA) A.D. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)

AI. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan Life Insurance Company owns 34% of St. James Fleet Investments Two Limited.

AJ.  MetLife New England Holdings, Inc. (DE)

     1) Fulcrum Financial Advisors, Inc. (MA)

     2) New England Life Insurance Company (MA)

          a) New England Life Holdings, Inc. (DE)

               i) New England Securities Corporation (MA)

                    (1) Hereford Insurance Agency, Inc. (MA)

                    (2) Hereford Insurance Agency of Alabama, Inc. (AL)

                    (3) Hereford Insurance Agency of Hawaii, Inc. (HI)

               ii) N.L. Holding Corp. (DEL) (NY)

                    (1) Nathan & Lewis Securities, Inc. (NY)

                    (2) Nathan & Lewis Associates, Inc. (NY)

                         (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)

                        (b) Nathan and Lewis Associates of Texas, Inc. (TX)

     (3) Nathan & Lewis Associates-Arizona, Inc. (AZ)

     (4) Nathan & Lewis of Nevada, Inc. (NV)

          iii) MetLife Advisers, LLC (MA)

               b) Omega Reinsurance Corporation (AZ)

               c) New England Pension and Annuity Company (DE)

               d) Newbury Insurance Company, Limited (Bermuda)

AK.  GenAmerica Financial Corporation (MO)

     1) General American Life Insurance Company (MO)

          a) Paragon Life Insurance Company (MO)

          b) Security Equity Life Insurance Company (NY)

          c) Cova Corporation (MO)

               i)   MetLife Investors Insurance Company (MO)

                    (1) MetLife Investors Insurance Company of California (CA)

                    (2) First MetLife Investors Insurance Company (NY)

               ii)  Cova Life Management Company (DE)

                    (1) Cova Life Administration Services Company (IL)

                         d) General Life Insurance Company (TX)

                         e) Equity Intermediary Company (MO)

               i) Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.9% is held by Equity Intermediary Company.

     (1) Reinsurance Company of Missouri Incorporated (MO)

          (a) RGA Reinsurance Company (MO)

               (i) Fairfield Management Group, Inc. (MO)

               1. Reinsurance Partners, Inc. (MO)

               2. Great Rivers Reinsurance Management, Inc. (MO)

               3. RGA (U.K.) Underwriting Agency Limited (United Kingdom)

     (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

     (3) RGA Americas Reinsurance Company, Ltd. (Barbados)

     (4) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

          (a) RGA Financial Group, L.L.C. (DE) 80% of RGA Financial Group, L.L.C. is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company owns 20% of RGA Financial Group, L.L.C.

     (5) RGA International Ltd. (CBCA) (Canada)

          (a)  RGA Canada Management Inc. (CBCA) Canada)

               (i)  RGA Life Reinsurance Company of Canada Limited (CBCA)
                    (Canada)

     (6) RGA Holdings Limited (United Kingdom)

          (a) RGA UK Services Limited (United Kingdom)

          (b) RGA Capital Limited U.K. (United Kingdom)

          (c) RGA Reinsurance (UK) Limited (United Kingdom)

     (7) RGA South African Holdings (Pty) Ltd. (South Africa)

          (a) RGA Reinsurance Company of South Africa Limited (South Africa)

     (8) RGA Australian Holdings Pty Limited (Australia)

          (a) RGA Reinsurance Company of Australia Limited (Australia)

     (9) General American Argentina Seguros de Vida, S.A. (Argentina)

     (10) RGA Argentina, S.A. (Argentina)

     (11) Regal Atlantic Company (Bermuda) Ltd. (Bermuda)

     (12) Malaysia Life Reinsurance Group Berhad. (Malaysia) Reinsurance Group of America, Incorporated owns 30% of Malaysia Life Reinsurance Group Berhad.

     (13) RGA Sigma Reinsurance SPC (Cayman Islands)

     (14) RGA International Co. (Nova Scotia)

          (a) RGA Financial Products Limited (Canada)

               f)   GenAm Holding Company (DE)

                    i)   Krisman, Inc. (MO)

                    ii) Genelco de Mexico S.A. de C.V. (Mexico) 99% of the shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                    iii) White Oak Royalty Company (OK)

                    iv)  GM Marketing Incorporated (MO)

               g)   John S. McSwaney & Associates, Inc. (ND)

               h) GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

     2) Collaborative Strategies, Inc. (MO)

     3) Missouri Reinsurance (Barbados) Inc. (Barbados)

     4) GenAmerica Capital I (DE)

     5) Walnut Street Securities, Inc. (MO)

          a) WSS Insurance Agency of Alabama, Inc. (AL)

          b) WSS Insurance Agency of Massachusetts, Inc. (MA)

          c) WSS Insurance Agency of Nevada, Inc. (NV)

          d) WSS Insurance Agency of Ohio, Inc. (OH)

          e) WSS Insurance Agency of Texas, Inc. (TX)

          f) Walnut Street Advisers, Inc. (MO)

     6) General American Distributors, Inc. (MO)

AL. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia (Poland)

AM.  MetLife (India) Private Ltd. (India)

AN.  Tossle Company (Cayman Islands)

AO.  MetDent, Inc. (DE)

AP.  334 Madison Avenue BTP-D Investor, LLC (DE)

AQ.  334 Madison Avenue BTP-E Investor, LLC (DE)

AR.  MetLife Holdings, Inc. (DE)

     1) MetLife Credit Corp. (DE)

     2) MetLife Funding Inc. (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

2) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

4) Metropolitan indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

5) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

7) Mezzanine Investment Limited Partnerships (MILPs), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following:
     Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.  NUMBER OF CONTRACTOWNERS.


     As of February 28, 2002:



                                                              NUMBER OF
                       TITLE OF CLASS                          HOLDERS
                       --------------                         ---------
Contract holders
  Qualified.................................................   674,057
  Non-Qualified.............................................   190,728


ITEM 28.  INDEMNIFICATION

    UNDERTAKING PURSUANT TO RULE 484(b)(1) UNDER THE SECURITIES ACT OF 1933

     Metropolitan Life Insurance Company has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. Metropolitan Life Insurance Company maintains a directors' and officers' liability policy with a maximum coverage of $300 million. A provision in the Metropolitan Life Insurance Company's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan Life Insurance Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan Life Insurance Company pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) The principal underwriter of the registrant is Metropolitan Life Insurance Company. Metropolitan Life Insurance Company acts in the following capacities with respect to the following investment companies:

       Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account UL (principal underwriter) Metropolitan Series Fund, Inc. (principal underwriter and investment adviser)
       The New England Variable Account (depositor)
       New England Variable Annuity Fund I (depositor)

     (b) See response to Item 25 above.

     (c)


                     (1)                                            (2)
        NAME OF PRINCIPAL UNDERWRITER            NET UNDERWRITING DISCOUNTS AND COMMISSIONS
---------------------------------------------- ----------------------------------------------
     Metropolitan Life Insurance Company                            N/A
                     (3)                                            (4)
 COMPENSATION ON REDEMPTION OR ANNUITIZATION               BROKERAGE COMMISSIONS
---------------------------------------------- ----------------------------------------------
    $15,484,876 (early withdrawal charge)                           N/A
                     (5)
                 COMPENSATION
----------------------------------------------
            $54,800 (in thousands)
          (Separate Account charge)

ITEM 30.  LOCATION OF ACCOUNT AND RECORDS.

Metropolitan Life Insurance Company
One Madison Avenue
New York, N.Y. 10010

ITEM 31.  MANAGEMENT SERVICES.

     Not Applicable

ITEM 32.  UNDERTAKINGS.

     (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

     (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a)-(d) of Rule 6c-7 have been complied with.

     (e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-(4) of such letter.

     (f) Metropolitan Life Insurance Company represents that the fees and charges deducted under the annuities described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the annuities.

                                   SIGNATURES


     AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES ACT RULE 485(b) FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT AND HAS CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF NEW YORK, AND STATE OF NEW YORK ON THIS 8TH DAY OF APRIL, 2002.

                                         METROPOLITAN LIFE SEPARATE ACCOUNT E
                                                     (Registrant)

                                          METROPOLITAN LIFE INSURANCE COMPANY
                                                      (Depositor)

                                       by:       /s/ GARY A. BELLER
                                         ---------------------------------------
                                                    (Gary A. Beller)
                                             Senior Executive Vice President
                                                   and General Counsel

                                          METROPOLITAN LIFE INSURANCE COMPANY
                                                      (Depositor)

                                       by:       /s/ GARY A. BELLER
                                         ---------------------------------------
                                                    (Gary A. Beller)
                                             Senior Executive Vice President
                                                   and General Counsel

                                   SIGNATURES

     AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


                      SIGNATURE                                       TITLE                      DATE
                      ---------                                       -----                      ----

                          *                              Chairman, President, Chief
-----------------------------------------------------    Executive Officer and Director
                 Robert H. Benmosche

                          *                              Vice Chairman, Chief Investment
-----------------------------------------------------    Officer and Director
                    Gerald Clark

                          *                              Vice Chairman, Chief Financial
-----------------------------------------------------    Officer (Principal Financial
                  Stewart G. Nagler                      Officer) and Director

                          *                              Senior Vice President and
-----------------------------------------------------    Controller
                 Virginia M. Wilson

                          *                              Director
-----------------------------------------------------
                 Curtis H. Barnette

                          *                              Director
-----------------------------------------------------
                  John C. Danforth

                          *                              Director
-----------------------------------------------------
                 Burton A. Dole, Jr.

                          *                              Director
-----------------------------------------------------
                  James R. Houghton

                          *                              Director
-----------------------------------------------------
                   Harry P. Kamen

                          *                              Director
-----------------------------------------------------
                  Helene L. Kaplan

                                                         Director
-----------------------------------------------------
                 Catherine R. Kinney

                          *                              Director
-----------------------------------------------------
                 Charles M. Leighton

                          *                              Director
-----------------------------------------------------
                 John J. Phelan, Jr.

                          *                              Director
-----------------------------------------------------
                    Hugh B. Price

                          *                              Director
-----------------------------------------------------
               William C. Steere, Jr.

       *By: /s/ CHRISTOPHER P. NICHOLAS, ESQ.                                                April 8, 2002
  ------------------------------------------------
            Christopher P. Nicholas, Esq.
                  Attorney-in-Fact